SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                        POST-EFFECTIVE AMENDMENT NO. 8 TO
                                    FORM S-6

                                File No. 33-62457

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
             SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM
                                     N-8B-2

A. Exact name of trust:             IDS Life Variable Life Separate Account

B. Name of depositor:               IDS LIFE INSURANCE COMPANY

C. Complete address of depositor's principal executive offices:

         70100 AXP Financial Center, Minneapolis, Minnesota 55474

D. Name and complete address of agent for service:

         Mary Ellyn Minenko, Esq.
         IDS Life Insurance Company
         50607 AXP Financial Center
         Minneapolis, Minnesota 55474

   It is proposed that this filing will become effective (check appropriate box)
      [ ] immediately  upon  filing  pursuant  to  paragraph  (b)
      [X] on May 1, 2002 pursuant to paragraph  (b)
      [ ] 60 days after filing  pursuant to paragraph (a)(1)
      [ ] on (date) pursuant to paragraph  (a)(1) of rule (485)
      [ ] this post-effective amendment designates a new effective date for a previously filed post effective amendment.

E. Title of securities being registered:

         Flexible Premium Survivorship Variable Life Insurance Policy

F. Approximate date of proposed public offering:  Not applicable.

AMERICAN EXPRESS

VARIABLE
SECOND-TO-DIE
LIFE INSURANCE(SM)

ISSUED BY:
IDS LIFE INSURANCE COMPANY


PROSPECTUS


MAY 1, 2002

A FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY


IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

ISSUED AND SOLD BY:  IDS LIFE INSURANCE COMPANY (IDS LIFE)
                     70100 AXP Financial Center
                     Minneapolis, MN 55474
                     Telephone: (800) 862-7919
                     Web site address: americanexpress.com


This prospectus contains information about the life insurance policy that you should know before investing. Prospectuses are also available for the underlying funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.

Variable life insurance is a complex vehicle. Before you invest, be sure to ask your sales representative about the variable life insurance policy's features, benefits, risks and fees, and whether variable life insurance is appropriate for you, based upon your financial situation and objectives.

Your sales representative may be authorized to offer you several different variable life insurance policies. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the product. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different between each policy.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


AN INVESTMENT IN THIS POLICY IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS POLICY INVOLVES INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TABLE OF CONTENTS


THE POLICY IN BRIEF                                                        3

KEY TERMS                                                                  5

THE VARIABLE ACCOUNT                                                       6

THE FUNDS                                                                  7
    Fund Objectives                                                       13
    Relationship Between Funds and Subaccounts                            13

RATES OF RETURN OF THE FUNDS AND SUBACCOUNTS                              14

THE FIXED ACCOUNT                                                         23

PURCHASING YOUR POLICY                                                    23
    Application                                                           23
    Right to Examine Policy                                               24
    Premiums                                                              24

KEEPING THE POLICY IN FORCE                                               24
    Death Benefit Guarantee to Age 85                                     25
    Death Benefit Guarantee to Age 100                                    25
    Minimum Initial Premium Period                                        25
    Grace Period                                                          26
    Reinstatement                                                         26

LOADS, FEES AND CHARGES                                                   26
    Premium Expense Charge                                                26
    Monthly Deduction                                                     27
    Surrender Charge                                                      27
    Partial Surrender Fee                                                 27
    Mortality and Expense Risk Charge                                     28
    Other Information on Charges                                          28
    Fund Expenses                                                         28

POLICY VALUE                                                              31
    Fixed Account Value                                                   31
    Subaccount Values                                                     31

PROCEEDS PAYABLE UPON DEATH                                               33
    Change in Death Benefit Option                                        34
    Changes in Specified Amount                                           34
    Misstatement of Age or Sex                                            35
    Suicide                                                               35
    Beneficiary                                                           35

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS                       35
    Fixed Account Transfer Policies                                       35
    Minimum Transfer Amounts                                              36
    Maximum Transfer Amounts                                              36
    Maximum Number of Transfers Per Year                                  36
    Two Ways to Request a Transfer, Loan or Surrender                     36
    Automated Transfers                                                   37
    Automated Dollar-Cost Averaging                                       37
    Asset Rebalancing                                                     38

POLICY LOANS                                                              38

POLICY SURRENDERS                                                         39
    Total Surrenders                                                      39
    Partial Surrenders                                                    39
    Allocation of Partial Surrenders                                      39
    Effects of Partial Surrenders                                         39
    Taxes                                                                 39
    Exchange Right                                                        39

OPTIONAL INSURANCE BENEFITS                                               39
    Four-Year Term Insurance Rider                                        39
    Policy Split Option Rider                                             40

PAYMENT OF POLICY PROCEEDS                                                40

FEDERAL TAXES                                                             41
    IDS Life's Tax Status                                                 42
    Taxation of Policy Proceeds                                           42
    Modified Endowment Contracts                                          42
    Other Tax Considerations                                              43

IDS LIFE                                                                  43
    Ownership                                                             43
    State Regulation                                                      43
    Distribution of the Policy                                            44
    Legal Proceedings                                                     44
    Experts                                                               44

MANAGEMENT OF IDS LIFE                                                    45
    Directors                                                             45
    Officers Other than Directors                                         45

OTHER INFORMATION                                                         45
    Substitution of Investments                                           45
    Voting Rights                                                         46
    Reports                                                               46
    Rating Agencies                                                       46

POLICY ILLUSTRATIONS                                                      46
    Understanding the Illustrations                                       47
    Effect of Expenses and Charges                                        47

ANNUAL FINANCIAL INFORMATION                                              52

NOTES TO FINANCIAL STATEMENTS                                             88

CONDENSED FINANCIAL INFORMATION (UNAUDITED)                               96

THE POLICY IN BRIEF

PURPOSE: The purpose of the policy is to provide life insurance protection on two insureds and to build policy value. The policy provides a death benefit that is payable to the beneficiary upon the last surviving insured's death. As in the case of other life insurance policies, it may not be advantageous to purchase this policy as a replacement for, or an addition to an existing life insurance policy. The policy allows you, as the owner, to allocate your net premiums or transfer policy value, to:


   THE VARIABLE ACCOUNT, consisting of subaccounts, each of which invests in a fund with a particular investment objective. You may direct premiums to any or all of these subaccounts. Your policy's value may increase or decrease daily, depending on the investment return. No minimum amount is guaranteed. (p. 6)

   THE FIXED ACCOUNT, which earns interest at rates that are adjusted periodically by IDS Life. This rate will never be lower than 4%. (p. 23)

PURCHASING YOUR POLICY: To apply, send a completed application and premium payment to IDS Life's home office. You will need to provide medical and other evidence that the persons you propose to insure (yourself or someone else) are insurable according to our underwriting rules before we can accept your application. (p. 23)

RIGHT TO EXAMINE POLICY: You may return your policy for any reason and receive a full refund of your premiums by mailing us the policy and a written request for cancellation within a specified period. (p. 24)

PREMIUMS: In applying for your policy, you state how much you intend to pay and whether you will pay quarterly, semiannually or annually. You may make additional unscheduled premium payments subject to certain limits. You cannot make premium payments on or after the youngest insured's attained insurance age
100. We may refuse premiums in order to comply with the Code. (p. 24)

DBG-85: A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 85 (or 15 years, if later). This feature is in effect if you meet certain premium payment requirements. (Not applicable in Maryland and Massachusetts). (p. 25)

DBG-100: A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements. (Not applicable in Maryland and Massachusetts). (p. 25)

MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements. (p. 25)

GRACE PERIOD: If the cash surrender value of your policy becomes less than the amount needed to pay the monthly deduction, and neither of the death benefit guarantees nor the minimum initial premium period is in effect, you will have 61 days to pay the premium needed so that the next three monthly deductions can be paid. If you don't, the policy will lapse. (p. 26)

REINSTATEMENT: If your policy lapses, it can be reinstated within five years. The reinstatement is subject to certain conditions including evidence of insurability satisfactory to IDS Life and the payment of a sufficient premium. Neither the DBG-85 nor the DBG-100 can be reinstated. (p. 26)

LOADS, FEES AND CHARGES: You pay the following charges, either directly (such as deductions from your premium payments or your policy value), or indirectly (as deductions from the underlying funds.) These charges primarily compensate IDS Life for administering and distributing the policy as well as paying policy benefits and assuming related risks.

- PREMIUM EXPENSE CHARGE -- charge deducted from each premium payment to cover some distribution expenses, state and local premium taxes and federal taxes. (p. 26)

- MONTHLY DEDUCTION -- charged against the value of your policy each month (prior to the youngest insured's attained insurance age 100), covering the cost of insurance, cost of issuing the policy, certain administrative expenses and optional insurance benefits. (p. 27)

- SURRENDER CHARGE -- applies if you surrender your policy for its full cash surrender value, or the policy lapses, during the first 15 years. The surrender charge is a deferred charge for costs of issuing the policy. It is based on the initial specified amount. (p. 27)

- PARTIAL SURRENDER FEE -- applies if you surrender part of the value of your policy; equals $25 or 2% of the amount surrendered, whichever is less.
   (p. 27)

- MORTALITY AND EXPENSE RISK CHARGE -- applies only to the subaccounts; equals, on an annual basis, 0.9% of the average daily net asset value of the subaccounts. (p. 28)

- FUND EXPENSES -- applies only to the underlying funds and consists of investment management fees, taxes, brokerage commissions and nonadvisory expenses. (p. 28)

PROCEEDS PAYABLE UPON DEATH: Prior to the youngest insured's attained insurance age 100, your policy's death benefit can never be less than the specified amount, less outstanding indebtedness. The relationship between the policy value and the death benefit depends on which of two options you choose:

- OPTION 1 LEVEL AMOUNT: The death benefit is the greater of the specified amount or a percentage of policy value.
- OPTION 2 VARIABLE AMOUNT: The death benefit is the greater of the specified amount plus the policy value or a percentage of policy value.


You may change the death benefit option or specified amount within certain limits; doing so generally will affect policy charges. On or after the youngest insured's attained insurance age 100, the proceeds payable upon the death of the last surviving insured will be the cash surrender value. (p. 33)

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS: You may, at no charge, transfer policy value from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We reserve the right to limit transfers to no more than five transfers per year by phone or mail. However, we also reserve the right to charge a fee for more than five transfers per year by phone or mail. You can also arrange for automated transfers on a monthly, quarterly, semiannual or annual basis. (p. 35)

POLICY LOANS: You may borrow against your policy's cash surrender value. A policy loan, even if repaid, can have a permanent effect on the death benefit and policy value. A loan may also have tax consequences if your policy lapses or you surrender it. (p. 38)

POLICY SURRENDERS: You may cancel this policy while it is in force and receive its cash surrender value. The cash surrender value is the policy value minus indebtedness, minus any applicable surrender charges. (p. 39)

OPTIONAL INSURANCE BENEFITS -- You may choose to add additional benefits to your policy at an additional cost, in the form of riders. The amounts of these benefits do not vary with investment experience of the variable account. Certain restrictions apply and are clearly described in the applicable rider. (p.39)

EXCHANGE RIGHT: For two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. (p. 39)

PAYMENT OF POLICY PROCEEDS: We will pay policy proceeds when you surrender the policy or the last surviving insured dies. You or the beneficiary may choose whether you want us to make a lump sum payment or payments under one or more of certain options. (p. 40)

FEDERAL TAXES: The death benefit is not considered part of the beneficiary's income and thus is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income. Part or all of any proceeds received through full or partial surrender, lapse, policy loan or assignment of policy value may be subject to federal income tax as ordinary income. Proceeds other than death benefits from certain policies, classified as "modified endowments," are taxed differently from proceeds of conventional life insurance contracts and may also be subject to an additional 10% IRS penalty tax if you are younger than 59 1/2. A policy is considered to be a modified endowment if it was applied for or materially changed after June 21, 1988, and premiums paid in the early years exceed certain modified endowment limits. (p. 41)

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR POLICY.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts.

ATTAINED INSURANCE AGE: Each insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if the policy is surrendered in full or the amount payable upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.

CLOSE OF BUSINESS: Closing time of the New York Stock Exchange, normally 3 p.m., Central time.

CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 85 (or 15 policy years, if later). This feature is in effect if you meet certain premium payment requirements (except in Maryland and Massachusetts).

DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85) PREMIUM: The premium required to keep the DBG-85 in effect. The DBG-85 premium is shown in your policy. It depends on each insured's sex, insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements (except in Maryland and Massachusetts).

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) PREMIUM: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured's sex, insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

FIXED ACCOUNT: The general investment account of IDS Life. The fixed account is made up of all of IDS Life's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that is allocated to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

IDS LIFE: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: Each insured's age based upon his or her last birthday on the date of the application.

INSUREDS: The persons whose lives are insured by the policy.

MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

OWNER: The entity(ies) to which, or individual(s) to whom, we issue the policy, or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the last surviving insured prior to the youngest insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured's death, minus any indebtedness.

- Upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100, proceeds will be the cash surrender value.

-  On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that IDS Life expects will have similar mortality experience.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured's attained insurance age 100. We show the initial specified amount in your policy.

SUBACCOUNT(S): One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first 15 years of the policy.

VALUATION DATE: A normal business day, Monday through Friday, on which the New York Stock Exchange is open. We set the value of each subaccount at the close of business on each valuation date.

VALUATION PERIOD: The interval commencing at the close of business on each valuation date and ending at the close of business on the next valuation date.

VARIABLE ACCOUNT: IDS Life Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

THE VARIABLE ACCOUNT

We established the variable account on Oct. 16, 1985, under Minnesota law. It is registered as a single unit investment trust under the Investment Company Act of 1940. The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. This registration does not involve any SEC supervision of the account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Income, capital gains or capital losses of each subaccount are credited to or charged against the assets of that subaccount alone. State insurance law provides that we will not charge a variable subaccount with liabilities of any other subaccount or of any other business conducted by IDS Life. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account. At all times, IDS Life will maintain assets in the subaccounts with total market value at least equal to the reserves and other liabilities required to cover insurance benefits under all policies participating in the subaccount.

The U.S. Treasury and the IRS indicated they may provide additional guidance on investment control. This concerns how many subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the owner would be currently taxed on income earned within subaccount assets. We do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

THE FUNDS


You can direct your premiums and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:



SUBACCOUNT       INVESTING IN          INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER OR MANAGER
-------------------------------------------------------------------------------------------------------------------------
U                IDS Life Series       Objective: capital appreciation.           IDS Life Insurance Company (IDS Life),
                 Fund - Equity         Invests primarily in common stocks and     investment manager; American Express
                 Portfolio             other securities convertible into          Financial Corporation (AEFC),
                                       common stock.                              investment adviser.

FEI              IDS Life Series       Objective: to provide a high level of      IDS Life, investment manager; AEFC,
                 Fund - Equity         current income and, as a secondary         investment adviser.
                 Income Portfolio      goal, steady growth of capital.
                                       Invests primarily in equity securities.
                                       Under normal market conditions, the Fund
                                       will invest at least 80% of its net
                                       assets in equity securities.

Y                IDS Life Series       Objective: to provide a high current       IDS Life, investment manager; AEFC,
                 Fund - Government     return and safety of principal. Under      investment adviser.
                 Securities Portfolio  normal market conditions, at least 80%
                                       of the Fund's net assets are invested
                                       in securities issued or guaranteed as
                                       to principal and interest by the U.S.
                                       government and its agencies.

V                IDS Life Series       Objective: to maximize current income      IDS Life, investment manager; AEFC,
                 Fund - Income         while attempting to conserve the value     investment adviser.
                 Portfolio             of the investment and to continue the
                                       high level of income for the longest
                                       period of time. Under normal market
                                       conditions, the Fund primarily will
                                       invest in debt securities. At least 50%
                                       of net assets are invested in investment
                                       grade corporate bonds, certain unrated
                                       debt obligations that are believed to be
                                       of the same investment quality and
                                       government securities.

IL               IDS Life Series       Objective: capital appreciation. Under     IDS Life, investment manager; AEFC,
                 Fund -                normal market conditions, at least 80%     investment adviser.
                 International         of the Fund's net assets will be
                 Equity Portfolio      invested in equity securities. Invests
                                       primarily in securities of companies
                                       located outside the U.S.

X                IDS Life Series       Objective: to maximize total               IDS Life, investment manager; AEFC,
                 Fund - Managed        investment return through a                investment adviser.
                 Portfolio             combination of capital appreciation
                                       and current income. Invests primarily in
                                       a combination of equity and debt
                                       securities. The Fund will invest in a
                                       combination of common and preferred
                                       stocks, convertible securities, debt
                                       securities, and money market instruments.
                                       Investments will be continuously adjusted
                                       subject to the following three net asset
                                       limits: (1) up to 75% in equity
                                       securities, (2) up to 75% in bonds or
                                       other debt securities, and (3) up to 100%
                                       in money market instruments, of the
                                       assets invested in bonds, at least 50%
                                       will be investment grade corporate bonds
                                       (or in other bonds that the investment
                                       manager believes have the same investment
                                       qualities) and in government bonds.

                                        7

SUBACCOUNT       INVESTING IN          INVESTMENT OBJECTIVES AND POLICIES       INVESTMENT ADVISER OR MANAGER
-------------------------------------------------------------------------------------------------------------------------
W                IDS Life Series       Objective: to provide maximum current    IDS Life, investment manager; AEFC,
                 Fund - Money Market   income consistent with liquidity and     investment adviser.
                 Portfolio             conservation of capital. Invests
                                       primarily in money market investments,
                                       such as marketable debt obligations
                                       issued by the U.S. government or its
                                       agencies, bank certificates of
                                       deposit, bankers' acceptances, letters
                                       of credit and high-grade commercial
                                       paper.

FBC              AXP(R) Variable       Objective: long-term total return        IDS Life, investment manager; AEFC,
                 Portfolio - Blue      exceeding that of the U.S. stock         investment adviser.
                 Chip Advantage Fund   market. Invests primarily in blue chip
                                       stocks. Blue chip stocks are issued by
                                       companies with a market capitalization
                                       of at least $1 billion, an established
                                       management, a history of consistent
                                       earnings and a leading position within
                                       their respective industries.

FBD              AXP(R) Variable       Objective: high level of current         IDS Life, investment manager; AEFC,
                 Portfolio - Bond      income while conserving the value of     investment adviser.
                 Fund                  the investment and continuing a high
                                       level of income for the longest time
                                       period. Invests primarily in bonds and
                                       other debt obligations.

FCR              AXP(R) Variable       Objective: capital appreciation.         IDS Life, investment manager; AEFC,
                 Portfolio - Capital   Invests primarily in U.S. common         investment adviser.
                 Resource Fund         stocks and other securities
                                       convertible into common stocks.

FCM              AXP(R) Variable       Objective: maximum current income        IDS Life, investment manager; AEFC,
                 Portfolio - Cash      consistent with liquidity and            investment adviser.
                 Management Fund       stability of principal. Invests
                                       primarily in money market securities.

FDE              AXP(R) Variable       Objective: high level of current         IDS Life, investment manager; AEFC,
                 Portfolio -           income and, as a secondary goal,         investment adviser.
                 Diversified Equity    steady growth of capital. Invests
                 Income Fund           primarily in dividend-paying common
                                       and preferred stocks.

FEM              AXP(R) Variable       Objective: long-term capital growth.     IDS Life, investment manager; AEFC,
                 Portfolio -           Invests primarily in equity securities   investment adviser; American Express
                 Emerging Markets      of companies in emerging market          Asset Management International, Inc., a
                 Fund                  countries.                               wholly-owned subsidiary of AEFC, is the
                                                                                sub-adviser.

FEX              AXP(R) Variable       Objective: high current income, with     IDS Life, investment manager; AEFC,
                 Portfolio - Extra     capital growth as a secondary            investment adviser.
                 Income Fund           objective. Invests primarily in
                                       long-term, high-yielding, high-risk
                                       corporate bonds (junk bonds) issued by
                                       U.S. and foreign companies and
                                       governments.

FFI              AXP(R) Variable       Objective: high level of current         IDS Life, investment manager; AEFC,
                 Portfolio - Federal   income and safety of principal           investment adviser.
                 Income Fund           consistent with an investment in U.S.
                                       government and government agency
                                       securities. Invests primarily in debt
                                       obligations issued or guaranteed as to
                                       principal and interest by the U.S.
                                       government, its agencies or
                                       instrumentalities.

                                        8

SUBACCOUNT       INVESTING IN          INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER OR MANAGER
-------------------------------------------------------------------------------------------------------------------------
FGB              AXP(R) Variable       Objective: high total return through      IDS Life, investment manager; AEFC,
                 Portfolio - Global    income and growth of capital.             investment adviser.
                 Bond Fund             Non-diversified mutual fund that
                                       invests primarily in debt obligations
                                       of U.S. and foreign issuers.

FGR              AXP(R) Variable       Objective: long-term capital growth.      IDS Life, investment manager; AEFC,
                 Portfolio - Growth    Invests primarily in common stocks and    investment adviser.
                 Fund                  securities convertible into common
                                       stocks that appear to offer growth
                                       opportunities.

FIE              AXP(R) Variable       Objective: capital appreciation.          IDS Life, investment manager; AEFC,
                 Portfolio -           Invests primarily in stocks or            investment adviser. American Express
                 International Fund    convertible securities of foreign         Asset Management International, Inc., a
                                       issuers that offer strong growth          wholly-owned subsidiary of AEFC, is the
                                       potential.                                sub-adviser.

FMF              AXP(R) Variable       Objective: maximum total investment       IDS Life, investment manager; AEFC,
                 Portfolio - Managed   return through a combination of           investment adviser.
                 Fund                  capital growth and current income.
                                       Invests primarily in a combination of
                                       common and preferred stocks, convertible
                                       securities, bonds and other debt
                                       securities.

FND              AXP(R) Variable       Objective: long-term growth of            IDS Life, investment manager; AEFC,
                 Portfolio - NEW       capital. Invests primarily in common      investment adviser.
                 DIMENSIONS FUND(R)    stocks showing potential for
                                       significant growth.

FIV              AXP(R) Variable       Objective: long-term capital              IDS Life, investment manager; AEFC,
                 Portfolio - S&P 500   appreciation. Non-diversified fund that         investment adviser.
                 Index Fund            invests primarily in securities that
                                       are expected to provide investment
                                       results that correspond to the
                                       performance of the S&P 500 Index.

FSM              AXP(R) Variable       Objective: long-term capital growth.      IDS Life, investment manager; AEFC,
                 Portfolio - Small     Invests primarily in equity stocks of     investment adviser; Kenwood Capital
                 Cap Advantage Fund    small companies that are often            Management LLC, sub-adviser.
                                       included in the Russell 2000 Index
                                       and/or have market capitalization under
                                       $2 billion.

FSA              AXP(R) Variable       Objective: capital appreciation.          IDS Life, investment manager; AEFC,
                 Portfolio -           Invests primarily in equity securities    investment adviser.
                 Strategy Aggressive   of growth companies.
                 Fund

FCA              AIM V.I. Capital      Objective: growth of capital. Invests     A I M Advisors, Inc.
                 Appreciation Fund,    principally in common stocks of
                 Series I              companies likely to benefit from new
                                       or innovative products, services or
                                       processes as well as those with
                                       above-average growth and excellent
                                       prospects for future growth.

FCD              AIM V.I. Capital      Objective: long-term growth of            A I M Advisors, Inc.
                 Development Fund,     capital. Invests primarily in
                 Series I              securities (including common stocks,
                                       convertible securities and bonds) of
                                       small- and medium-sized companies.

                                        9

SUBACCOUNT       INVESTING IN          INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER OR MANAGER
-------------------------------------------------------------------------------------------------------------------------
FGI              AIM V.I. Core         Objective: growth of capital with         A I M Advisors Inc.
                 Equity Fund,          current income a secondary objective.
                 Series I (previously  Invests at least 65% of its net
                 AIM V.I. Growth and   assets, plus the amount of any
                 Income Fund,          borrowings for investment purposes, in
                 Series I)             securities of established companies
                                       that have long-term above average growth
                                       in earnings and dividends and growth
                                       companies that are believed to have the
                                       potential for above-average growth in
                                       earnings and dividends.

FIR              American Century(R)   Objective: long-term capital growth.      American Century Investment Management,
                 VP International      Invests primarily in stocks of growing    Inc.
                                       foreign companies in developed
                                       countries.

FVL              American Century(R)   Objective: long-term capital growth,      American Century Investment Management,
                 VP Value              with income as a secondary objective.     Inc.
                                       Invests primarily in stocks of companies
                                       that management believes to be
                                       undervalued at the time of purchase.

FSB              Calvert Variable      Objective: income and capital growth.     Calvert Asset Management Company, Inc.
                 Series, Inc. Social   Invests primarily in stocks, bonds and    (CAMCO), investment adviser. NCM
                 Balanced Portfolio    money market instruments which offer      SSgA Funds Management, Inc. and
                                       income and capital growth opportunity     Brown Capital Management are the
                                       and which satisfy the investment and      investment sub-advisers.
                                       social criteria.

FEG              Credit Suisse Trust   Objective: maximum capital                Credit Suisse Asset Management, LLC
                 - Emerging Growth     appreciation. Invests in U.S. equity
                 Portfolio             securities of emerging-growth
                                       companies with growth characteristics
                                       such as positive earnings and potential
                                       for accelerated growth.

FSC              Credit Suisse Trust   Objective: capital growth. Invests in     Credit Suisse Asset Management, LLC
                 - Small Cap Growth    equity securities of small U.S.
                 Portfolio             companies which are either developing
                 (previously Credit    companies or older companies in a
                 Suisse Warburg        growth stage or are providing products
                 Pincus Trust - Small  or services with a high unit volume
                 Company Growth        growth rate.
                 Portfolio)

FGC              Fidelity VIP Growth   Strategy: high total return through a     Fidelity Management & Research Company
                 & Income Portfolio    combination of current income and         (FMR), investment manager; FMR U.K. and
                 (Service Class)       capital appreciation. Normally invests    FMR Far East, sub-investment advisers.
                                       in a majority of assets in common stocks
                                       with a focus on those that pay current
                                       dividends and show potential for capital
                                       appreciation.

FMP              Fidelity VIP Mid      Strategy: long-term growth of capital.    FMR, investment manager; FMR U.K. and
                 Cap Portfolio         Normally invests at least 80% of          FMR Far East, sub-investment advisers.
                 (Service Class)       assets in securities of companies with
                                       medium market capitalization common
                                       stocks.

FOS              Fidelity VIP          Strategy: long-term growth of capital.    FMR, investment manager; FMR U.K., FMR
                 Overseas Portfolio    Invests primarily in common stocks of     Far East, Fidelity International
                 (Service Class)       foreign securities.                       Investment Advisors (FIIA) and FIIA
                                                                                 U.K., sub-investment advisers.

                                       10

SUBACCOUNT       INVESTING IN          INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER OR MANAGER
-------------------------------------------------------------------------------------------------------------------------
FRE              FTVIPT Franklin       Objective: capital appreciation with a     Franklin Advisers, Inc.
                 Real Estate Fund -    secondary goal to earn current income.
                 Class 2               Invests at least 80% of its net assets
                                       in investments of companies operating in
                                       the real estate industry. The Fund
                                       invests primarily in equity real estate
                                       investment trusts (REITs).

FSV              FTVIPT Franklin       Objective: long-term total return.         Franklin Advisory Services, LLC
                 Small Cap Value       Invests at least 80% of its net assets
                 Securities Fund -     in investments of small capitalization
                 Class 2 (previously   companies. For this Fund, small-
                 FTVIPT Franklin       capitalization companies are those
                 Value Securities      that have a market cap not exceeding
                 Fund - Class 2)       $2.5 billion, at the time of purchase.
                                       Invests primarily in equity securities
                                       of companies the manager believes are
                                       selling substantially below the
                                       underlying value of their assets or
                                       their private market value.

FIF              FTVIPT Templeton      Objective: long-term capital growth.       Templeton Investment Counsel, LLC
                 Foreign Securities    Invests at least 80% of its net assets
                 Fund - Class 2        in foreign securities, including those
                 (previously FTVIPT    in emerging markets.
                 Templeton
                 International
                 Securities Fund -
                 Class 2). FTVIP
                 Templeton
                 International Smaller
                 Companies Fund -
                 Class 2 merged into
                 this fund as of
                 April 30, 2002.

FSE              Goldman Sachs VIT     Objective: seeks long-term growth of       Goldman Sachs Asset Management
                 CORE(SM) Small Cap    capital. Invests, under normal
                 Equity Fund           circumstances, at least 80% of its net
                                       assets plus any borrowing for investment
                                       purposes (measured at the time of
                                       purchase) in a broadly diversified
                                       portfolio of equity investments of U.S.
                                       issuers which are included in the Russell
                                       2000 Index at the time of investment.

FUE              Goldman Sachs VIT     Objective: seeks long-term growth of       Goldman Sachs Asset Management
                 CORE(SM) U.S.         capital and dividend income. Invests,
                 Equity Fund           under normal circumstances, at least
                                       90% of its total assets (not including
                                       securities lending collateral and any
                                       investment of that collateral) measured
                                       at the time of purchase in a broadly
                                       diversified portfolio of large-cap and
                                       blue chip equity investments representing
                                       all major sectors of the U.S. economy.

FMC              Goldman Sachs VIT     Objective: seeks long-term capital         Goldman Sachs Asset Management
                 Mid Cap Value Fund    appreciation. Invests, under normal
                                       circumstances, at least 80% of its net
                                       assets plus any borrowing from investment
                                       purposes (measured at time of purchase)
                                       in a diversified portfolio of equity
                                       investments in mid-capitalization
                                       companies within the range of the market
                                       capitalization of companies constituting
                                       the Russell Midcap Value Index at the
                                       time of investment.

                                       11

SUBACCOUNT       INVESTING IN          INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER OR MANAGER
-------------------------------------------------------------------------------------------------------------------------
FAG              Janus Aspen Series    Objective: long-term growth of             Janus Capital
                 Aggressive Growth     capital. Non-diversified mutual fund
                 Portfolio: Service    that invests primarily in common
                 Shares                stocks selected for their growth
                                       potential and normally invests at
                                       least 50% of its equity assets in
                                       medium-sized companies.

FGT              Janus Aspen Series    Objective: long-term growth of             Janus Capital
                 Global Technology     capital. Non-diversified mutual fund
                 Portfolio: Service    that invests primarily in equity
                 Shares                securities of U.S. and foreign
                                       companies selected for their growth
                                       potential. Normally invests at least 65%
                                       of total assets in securities of
                                       companies that the portfolio manager
                                       believes will benefit significantly from
                                       advancements or improvements in
                                       technology.

FIG              Janus Aspen Series    Objective: long-term growth of             Janus Capital
                 International         capital. Invests at least 65% of its
                 Growth Portfolio:     total assets in securities of issuers
                 Service Shares        from at least five different
                                       countries, excluding the U.S. It may at
                                       times invest all of its assets in fewer
                                       than five countries or even a single
                                       country.

FIP              Lazard Retirement     Objective: long-term capital               Lazard Asset Management
                 International         appreciation. Invests primarily in
                 Equity Portfolio      equity securities, principally common
                                       stocks of relatively large non-U.S.
                                       companies with market capitalizations in
                                       the range of the Morgan Stanley Capital
                                       International (MSCI) Europe, Australia
                                       and Far East (EAFE(R)) Index that the
                                       Investment Manager believes are
                                       undervalued based on their earnings, cash
                                       flow or asset values.

FGW              MFS(R) Investors      Objective: long-term growth of capital     MFS Investment Management(R)
                 Growth Stock Series   and future income. Invests at least
                 - Service Class       80% of its total assets in common
                                       stocks and related securities of
                                       companies which MFS believes offer better
                                       than average prospects for long-term
                                       growth.

FDS              MFS(R) New Discovery  Objective: capital appreciation.           MFS Investment Management(R)
                 Series - Service      Invests primarily in equity securities
                 Class                 of emerging growth companies.

FPH              Putnam VT High        Objective: seeks high current income.      Putnam Investment Management, LLC
                 Yield Fund - Class    Capital growth is a secondary goal
                 IB Shares             when consistent with achieving high
                                       current income. The fund seeks its goal
                                       by investing at least 80% of the fund's
                                       net assets in U.S. corporate bonds rated
                                       below investment grade (junk bonds) and
                                       that have intermediate to longer-term
                                       maturities (three years or longer).

FIN              Putnam VT             Objective: long-term capital               Putnam Investment Management, LLC
                 International New     appreciation. The fund seeks its goal
                 Opportunities Fund    by investing mainly in companies
                 - Class IB Shares     outside of the United States with a
                                       focus on growth stocks.

                                       12

SUBACCOUNT       INVESTING IN          INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER OR MANAGER
-------------------------------------------------------------------------------------------------------------------------
FNO              Putnam VT New         Objective: long term capital               Putnam Investment Management, LLC
                 Opportunities Fund    appreciation. The fund seeks its goal
                 - Class IA Shares     by investing in common stocks of U.S.
                                       companies with a focus on growth stocks
                                       in sectors that Putnam Management
                                       believes to have high growth potential.

FVS              Putnam VT Vista       Objective: capital appreciation. The       Putnam Investment Management, LLC
                 Fund - Class IB       fund seeks its goal by investing
                 Shares                mainly in common stocks of U.S.
                                       companies with a focus on growth
                                       stocks.

FMI              Royce Micro-Cap       Objective: long-term growth of             Royce & Associates, LLC
                 Portfolio             capital. Invests primarily in a
                                       broadly diversified portfolio of equity
                                       securities issued by micro-cap companies
                                       (companies with stock market
                                       capitalizations below $400 million).

FVA              Third Avenue Value    Objective: long-term capital               EQSF Advisers, Inc.
                 Portfolio             appreciation. Invests primarily in
                                       common stocks of well-financed companies
                                       at a substantial discount to what the
                                       Adviser believes is their true value.

FIC              Wanger                Objective: long-term growth of             Liberty Wanger Asset Management, L.P.
                 International Small   capital. Invests primarily in stocks
                 Cap                   of small- and medium-size non-U.S.
                                       companies with capitalizations of less
                                       than $2 billion.

FSP              Wanger U.S. Smaller   Objective: long-term growth of             Liberty Wanger Asset Management, L.P.
                 Companies             capital. Invests primarily in stocks
                 (previously Wanger    of small- and medium-size U.S.
                 U.S. Small Cap)       companies with capitalizations of less
                                       than $2 billion.


FUND OBJECTIVES

A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any retail mutual fund.


The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.


All funds are available to serve as the underlying investments for variable life insurance policies. Some funds also are available to serve as investment options for variable annuities and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, life insurance policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

DIVERSIFICATION: The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.

RATES OF RETURN OF THE FUNDS AND SUBACCOUNTS


This section presents rates of return first for the funds, and then for the corresponding subaccounts. Rates of return are different in the two cases because those of the subaccounts reflect additional charges. All charges and expenses mentioned in the section are explained fully under "Loads, Fees and Charges."


RATES OF RETURN OF THE FUNDS: In the following table are average annual rates of return based on the actual investment performance of the funds after deduction of applicable fund charges (including the investment management fees and nonadvisory expenses) for the periods indicated assuming reinvestment of dividends and capital gains. These rates do not reflect charges that apply to the subaccounts or the policy and therefore do not illustrate how actual investment performance will affect policy benefits. If these charges were reflected, the illustrated rates of return would have been significantly lower. Past performance does not guarantee future results.


AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING DEC. 31, 2001


                                                                                                              10 YEARS OR
                                                                                                                 SINCE
FUND                                                                  1 YEAR        3 YEARS        5 YEARS    COMMENCEMENT
IDS Life Series Fund, Inc. -
     Equity Portfolio (1/86)(1)                                       (31.49%)      (2.27%)          4.28%         9.63%
     Equity Income Portfolio (6/99)(1)                                  1.85           --              --         (0.04)
     Government Securities Portfolio (1/86)(1)                          6.11         5.26            6.54          6.47
     Income Portfolio (1/86)(1)                                         8.13         5.04            5.73          7.14
     International Equity Portfolio (10/94)(1)                        (27.90)       (9.14)          (0.65)         7.18
     Managed Portfolio (1/86)(1)                                      (19.30)       (4.68)           3.16          7.81
     Money Market Portfolio (1/86)(1) (1.85% Simple, 1.87%
       Compound)(2)                                                     3.88         4.86            4.95          4.45

AXP(R) Variable Portfolio -
     Blue Chip Advantage Fund (9/99)(1)                               (16.49)          --              --         (6.91)
     Bond Fund (10/81)(1)                                               7.67         4.90            4.98          7.21
     Capital Resource Fund (10/81)(1)                                 (18.11)       (5.78)           5.20          6.81
     Cash Management Fund (10/81)(1)
     (1.64% Simple, 1.65% Compound)(2)                                  3.74         4.76            4.92          4.48
     Diversified Equity Income Fund (9/99)(1)                           2.14           --              --          2.64
     Emerging Markets Fund (5/00)(1)                                   (1.38)          --              --        (17.58)
     Extra Income Fund (5/96)(1)                                        4.93         0.36            1.84          2.63
     Federal Income Fund (9/99)(1)                                      6.29           --              --          6.61
     Global Bond Fund (5/96)(1)                                         1.34         0.01            2.33          3.44
     Growth Fund (9/99)(1)                                            (30.95)          --              --        (16.01)
     International Fund (1/92)(1)                                     (28.69)       (7.97)          (1.49)         3.81
     Managed Fund (4/86)(1)                                           (10.59)        0.10            6.78          8.74
     NEW DIMENSIONS FUND(R)(5/96)(1)                                  (16.71)       (0.01)           9.85         10.77
     S&P 500 Index Fund (5/00)(1)                                     (12.46)          --              --        (13.22)
     Small Cap Advantage Fund (9/99)(1)                                (6.53)          --              --          4.39
     Strategy Aggressive Fund (1/92)(1)                               (32.91)       (2.42)           1.44          6.65

AIM V.I.
     Capital Appreciation Fund, Series I (5/93)(1)                    (23.28)       (0.39)           6.00         11.75
     Capital Development Fund, Series I (5/98)(1)                      (8.08)        9.04             N/A          0.50
     Core Equity Fund, Series I (5/94)(1)                             (22.83)       (3.98)           7.28         11.36
     (previously AIM V.I. Growth and Income Fund, Series I)

American Century(R) Variable Portfolios, Inc.
     VP International (5/94)(1)                                       (29.17)       (1.13)           6.37          6.84
     VP Value (5/96)(1)                                                12.82         9.74           11.80         12.61

                                       14

                                                                                                              10 YEARS OR
                                                                                                                 SINCE
FUND                                                                  1 YEAR       3 YEARS          5 YEARS   COMMENCEMENT
Calvert Variable Series, Inc.
     Social Balanced Portfolio (9/86)(1)                               (6.94%)       0.39%           7.15%         8.79%

Credit Suisse Trust
     Emerging Growth Portfolio (9/99)(1)                              (16.41)         N/A             N/A          3.66
     Small Cap Growth Portfolio (6/95)(1)                             (16.01)        5.16            5.49         10.03
     (previously Credit Suisse Trust - Small Company Growth
        Portfolio)

Fidelity VIP
     Growth & Income Portfolio (Service Class) (12/96)(1),(3)          (8.85)       (1.44)           9.99           N/A
     Mid Cap Portfolio (Service Class) (12/98)(1),(3)                  (3.36)       24.33             N/A           N/A
     Overseas Portfolio (Service Class) (1/87)(1),(3)                 (21.27)       (3.22)           2.64          5.85

FTVIPT

     Franklin Real Estate Fund - Class 2 (1/89)(1),(4)                  7.88         9.95            5.94         10.22
     Franklin Small Cap Value Securities Fund - Class 2
       (5/98)(1),(4)                                                   13.79        12.99             N/A          3.23
     (previously FTVIPT Franklin Value Securities Fund - Class 2)
     Templeton Foreign Securities Fund - Class 2 (5/92)(1),(5),(11)   (15.99)        0.35            4.63          9.64
     (previously FTVIPT Templeton International Securities Fund -
       Class 2)
     Templeton International Smaller Companies Fund - Class 2
       (5/96)(1),(4)                                                   (2.64)        6.01            0.58          2.62

Goldman Sachs VIT
     CORE(SM) Small Cap Equity Fund (2/98)(1),(6)                       4.53         7.72             N/A          3.29
     CORE(SM) U.S. Equity Fund (2/98)(1),(6)                          (11.94)       (0.36)            N/A          3.31
     Mid Cap Value Fund (5/98)(1)                                       6.82        11.51             N/A          5.06

Janus Aspen Series
     Aggressive Growth Portfolio: Service Shares (9/93)(1),(7)        (39.59)       (2.75)           6.79         12.22
     Global Technology Portfolio: Service Shares (1/00)(1),(7)        (37.31)         N/A             N/A        (36.41)
     International Growth Portfolio: Service Shares (5/94)(1),(7)     (23.43)        4.85            9.78         13.47

Lazard Retirement Series
     International Equity Portfolio (9/98)(1)                         (24.06)       (5.89)            N/A         (1.97)

MFS(R)
     Investors Growth Stock Series - Service Class (5/99)(1),(9)      (24.83)         N/A             N/A         (0.50)
     New Discovery Series - Service Class (5/98)(1),(9)                (5.25)       17.19             N/A         14.53

Putnam Variable Trust
     Putnam VT High Yield Fund - Class IB Shares (2/88)(1),(10)         3.65         0.11            1.51          7.50
     Putnam VT International New Opportunities Fund - Class IB
       Shares (1/97)(1),(10)                                          (28.68)       (3.91)            N/A          0.42
     Putnam VT New Opportunities Fund - Class IA Shares (5/94)(1)     (29.99)       (4.31)           6.09         11.60
     Putnam VT Vista Fund - Class IB Shares (1/97)(1),(10)            (33.50)       (0.90)            N/A          7.44

Royce Capital Fund
     Micro-Cap Portfolio (12/96)(1)                                    29.71        25.37           19.98         19.96

Third Avenue
     Value Portfolio (9/99)(1)                                         13.68          N/A             N/A         27.27

Wanger
     International Small Cap (5/95)(1)                                (21.27)        8.75            8.07         15.53
     U.S. Smaller Companies (5/95)(1)                                  11.39         8.56           12.47         18.27
     (previously Wanger U.S. Small Cap)



(1)  (Commencement date of the fund.)

(2) The 7-day yield shown here in parentheses, more closely reflects the current earnings of the fund than the total return quotations.

(3) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class; which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 performance for prior periods represents the historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.

(5) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(6)  CORE(SM) is a servicemark of Goldman, Sachs & Co.

(7) The returns shown for Service Shares for periods prior to their inception (December 31, 1999) are derived from the historical performance of the Institutional Shares; adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sectors.

(8) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.

(9) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the Class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(10) Performance information for Class IB shares for the period prior to April 6, 1998 for Putnam VT Growth and Income Fund and April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2002. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(11) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

RATES OF RETURN OF SUBACCOUNTS

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average annual rates of return in the following table reflect all fund expenses and the mortality and expense risk charge. In the first table, the rates of return also reflect the 11% premium expense charge. In the second table, the rates of return do not reflect the 11% premium expense charge. In both tables, the rates of return do not reflect the surrender charge or monthly deduction. If these charges were reflected, the illustrated rates of return would have been significantly lower.

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 11% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2001



                                                                                     PERFORMANCE SINCE
                                                                              COMMENCEMENT OF THE SUBACCOUNT
                                                                                                           SINCE
SUBACCOUNT      INVESTING IN                                          1 YEAR    5 YEARS    10 YEARS    COMMENCEMENT
        IDS Life Series Fund, Inc. -
U             Equity Portfolio (6/87; 1/86)(1)                        (39.57%)     0.97%       7.39%        8.99%
FEI           Equity Income Portfolio (6/99; 6/99)(1)                 (10.17)        --          --        (5.38)
Y             Government Securities
              Portfolio (6/87; 1/86)(1)                                (6.41)      3.15        4.29         5.64
V             Income Portfolio (6/87; 1/86)(1)                         (4.63)      2.36        4.95         5.85
IL            International Equity
              Portfolio (10/94; 10/94)(1)                             (36.41)     (3.81)         --         4.51
X             Managed Portfolio (6/87; 1/86)(1)                       (28.83)     (0.12)       5.60         7.88
W             Money Market Portfolio (6/87; 1/86)(1)                   (8.37)      1.61        2.33         3.49

        AXP(R) Variable Portfolio -
FBC           Blue Chip Advantage Fund (5/00; 9/99)(1)                (26.35)        --          --       (22.68)
FBD           Bond Fund (5/00; 10/81)(1)                               (5.03)        --          --         1.21
FCR           Capital Resource Fund (5/00; 10/81)(1)                  (27.78)        --          --       (25.85)
FCM           Cash Management Fund (5/00; 10/81)(1)                    (8.51)        --          --        (3.46)
FDE           Diversified Equity Income Fund (5/00; 9/99)(1)           (9.91)        --          --        (6.98)
FEM           Emerging Markets Fund (5/00; 5/00)(1)                   (13.05)        --          --       (21.48)
FEX           Extra Income Fund (5/00; 5/96)(1)                        (7.42)        --          --        (8.96)
FFI           Federal Income Fund (5/00; 9/99)(1)                      (6.18)        --          --         0.41
FGB           Global Bond Fund (5/00; 5/96)(1)                        (10.61)        --          --        (2.65)
FGR           Growth Fund (5/00; 9/99)(1)                             (39.10)        --          --       (37.15)
FIE           International Fund (5/00; 1/92)(1)                      (37.10)        --          --       (31.43)
FMF           Managed Fund (5/00; 4/86)(1)                            (21.14)        --          --       (15.40)
FND           New Dimensions Fund(R)(11/99; 5/96)(1)                  (26.53)        --          --       (11.44)
FIV           S&P 500 Index Fund (5/00; 5/00)(1)                      (22.80)        --          --       (19.67)
FSM           Small Cap Advantage Fund (5/00; 9/99)(1)                (17.56)        --          --       (11.38)
FSA           Strategy Aggressive Fund (5/00; 1/92)(1)                (40.82)        --          --       (33.59)

            AIM V.I.
FCA           Capital Appreciation Fund,
              Series I (5/00; 5/93)(1)                                (32.34)        --          --       (27.39)
FCD           Capital Development Fund,
              Series I (5/00; 5/98)(1)                                (18.93)        --          --       (11.96)
FGI           Core Equity Fund, Series I (11/96; 5/94)(1)             (31.94)      3.87          --         3.82
              (previously AIM V.I. Growth and Income Fund, Series I)

            American Century(R) Variable Portfolios, Inc.
FIR           VP International (5/00; 5/94)(1)                        (37.54)        --          --       (29.45)
FVL           VP Value (5/99; 5/96)(1)                                 (0.49)        --          --         1.07

                                                                                    PERFORMANCE SINCE
                                                                               COMMENCEMENT OF THE FUND
                                                                                                           SINCE
 SUBACCOUNT      INVESTING IN                                         1 YEAR     5 YEARS    10 YEARS    COMMENCEMENT
            IDS Life Series Fund, Inc. -
U             Equity Portfolio (6/87; 1/86)(1)                        (39.57%)      0.97%       7.39%       9.88%
FEI           Equity Income Portfolio (6/99; 6/99)(1)                 (10.17)         --          --       (5.38)
Y             Government Securities
              Portfolio (6/87; 1/86)(1)                                (6.41)       3.15        4.29        5.29
V             Income Portfolio (6/87; 1/86)(1)                         (4.63)       2.36        4.95        5.59
IL            International Equity
              Portfolio (10/94; 10/94)(1)                             (36.41)      (3.81)         --        4.51
X             Managed Portfolio (6/87; 1/86)(1)                       (28.83)      (0.12)       5.60        8.58
W             Money Market Portfolio (6/87; 1/86)(1)                   (8.37)       1.61        2.33        3.59

            AXP(R) Variable Portfolio -
FBC           Blue Chip Advantage Fund (5/00; 9/99)(1)                (26.35)         --          --      (12.31)
FBD           Bond Fund (5/00; 10/81)(1)                               (5.03)       1.66        5.16        8.67
FCR           Capital Resource Fund (5/00; 10/81)(1)                  (27.78)       1.86        4.63       10.44
FCM           Cash Management Fund (5/00; 10/81)(1)                    (8.51)       1.59        2.36        4.84
FDE           Diversified Equity Income Fund (5/00; 9/99)(1)           (9.91)         --          --       (3.31)
FEM           Emerging Markets Fund (5/00; 5/00)(1)                   (13.05)         --          --      (23.83)
FEX           Extra Income Fund (5/00; 5/96)(1)                        (7.42)      (1.39)         --       (0.35)
FFI           Federal Income Fund (5/00; 9/99)(1)                      (6.18)         --          --        0.49
FGB           Global Bond Fund (5/00; 5/96)(1)                        (10.61)      (0.92)         --        0.43
FGR           Growth Fund (5/00; 9/99)(1)                             (39.10)         --          --      (20.88)
FIE           International Fund (5/00; 1/92)(1)                      (37.10)      (4.62)         --        1.73
FMF           Managed Fund (5/00; 4/86)(1)                            (21.14)       3.39        6.59        8.41
FND           New Dimensions Fund(R)(11/99; 5/96)(1)                  (26.53)       6.36          --        7.55
FIV           S&P 500 Index Fund (5/00; 5/00)(1)                      (22.80)         --          --      (19.80)
FSM           Small Cap Advantage Fund (5/00; 9/99)(1)                (17.56)         --          --       (1.67)
FSA           Strategy Aggressive Fund (5/00; 1/92)(1)                (40.82)      (1.79)         --        4.49

            AIM V.I.
FCA           Capital Appreciation Fund,
              Series I (5/00; 5/93)(1)                                (32.34)       2.64          --        9.27
FCD           Capital Development Fund,
              Series I (5/00; 5/98)(1)                                (18.93)         --          --        0.87
FGI           Core Equity Fund, Series I (11/96; 5/94)(1)             (31.94)       3.87          --        8.69
              (previously AIM V.I. Growth and Income Fund, Series I)

            American Century(R) Variable Portfolios, Inc.
FIR           VP International (5/00; 5/94)(1)                        (37.54)       1.35          --        3.12
FVL           VP Value (5/99; 5/96)(1)                                 (0.49)       8.25          --        9.34

                                       17

                                                                                    PERFORMANCE SINCE
                                                                             COMMENCEMENT OF THE SUBACCOUNT
                                                                                                           SINCE
SUBACCOUNT      INVESTING IN                                          1 YEAR     5 YEARS     10 YEARS  COMMENCEMENT
                 Calvert Variable Series, Inc.
FSB               Social Balanced Portfolio (5/00; 9/86)(1)            (17.80%)     --%        --%         (12.93%)

                 Credit Suisse Trust
FEG               Emerging Growth Portfolio (5/00; 9/99)(1)            (26.28)      --         --          (18.12)
FSC               Small Cap Growth Portfolio (5/99; 6/95)(1)           (25.92)      --         --            1.35
                  (previously Credit Suisse Warburg Pincus Trust -
                    Small Company Growth Portfolio)

                 Fidelity VIP
FGC               Growth & Income Portfolio
                  (Service Class) (5/00; 12/96)(1),(2)                 (19.61)      --         --          (13.01)
FMP               Mid Cap Portfolio
                  (Service Class) (5/00; 12/98)(1),(2)                 (14.77)      --         --            0.20
FOS               Overseas Portfolio
                  (Service Class) (5/00; 1/87)(1),(2)                  (30.56)      --         --          (25.95)

                 FTVIPT
FRE               Franklin Real Estate Fund -
                  Class 2 (5/00; 1/89)(1),(3)                           (4.85)      --         --            6.12
FSV               Franklin Small Cap Value Securities Fund -
                  Class 2 (5/00; 5/98)(1),(3)                            0.36       --         --            8.35
                  (previously FTVIPT Franklin Value Securities Fund -
                    Class 2)
FIF               Templeton Foreign Securities Fund -
                  Class 2 (5/99; 5/92)(1),(4),(10)                     (25.91)      --         --           (8.01)
                  (previously FTVIPT Templeton International
                    Securities Fund - Class 2)
FIS               Templeton International Smaller Companies Fund -
                  Class 2)(5/00; 5/96)(1),(3)                          (14.13)      --         --          (10.25)

                 Goldman Sachs VIT
FSE               CORE(SM) Small Cap Equity Fund (5/00; 2/98)(1),(5)    (7.80)      --         --           (3.95)
FUE               CORE(SM) U.S. Equity Fund (5/00; 2/98)(1),(5)        (22.33)      --         --          (19.36)
FMC               Mid Cap Value Fund (5/00; 5/98)(1)                    (1.16)      --         --           10.93

                 Janus Aspen Series
FAG               Aggressive Growth Portfolio:
                  Service Shares (5/00; 9/93)(1),(6)                   (46.72)      --         --          (42.96)
FGT               Global Technology Portfolio:
                  Service Shares (5/00; 1/00)(1),(7)                   (44.72)      --         --          (43.21)
FIG               International Growth Portfolio:
                  Service Shares (5/00; 5/94)(1),(6)                   (32.47)      --         --          (29.59)

                 Lazard Retirement Series
FIP               International Equity Portfolio
                  (5/00; 9/98)(1)                                      (33.03)      --         --          (23.65)

                 MFS(R)
FGW               Investors Growth Stock Series -
                  Service Class (5/00; 5/99)(1),(8)                    (33.70)      --         --          (26.00)
FDS               New Discovery Series -
                  Service Class (5/00; 5/98)(1),(8)                    (16.43)      --         --          (12.28)

                                                                                   PERFORMANCE SINCE
                                                                               COMMENCEMENT OF THE FUND
                                                                                                           SINCE
SUBACCOUNT      INVESTING IN                                           1 YEAR     5 YEARS     10 YEARS  COMMENCEMENT
                 Calvert Variable Series, Inc.
FSB               Social Balanced Portfolio (5/00; 9/86)(1)            (17.80%)      3.75%      6.57%        7.53%

                 Credit Suisse Trust
FEG               Emerging Growth Portfolio (5/00; 9/99)(1)            (26.28)         --         --        (2.34)
FSC               Small Cap Growth Portfolio (5/99; 6/95)(1)           (25.92)       2.15         --         7.11
                  (previously Credit Suisse Warburg Pincus Trust -
                    Small Company Growth Portfolio)

                 Fidelity VIP
FGC               Growth & Income Portfolio
                  (Service Class) (5/00; 12/96)(1),(2)                 (19.61)       6.50         --         6.50
FMP               Mid Cap Portfolio
                  (Service Class) (5/00; 12/98)(1),(2)                 (14.77)         --         --        19.73
FOS               Overseas Portfolio
                  (Service Class) (5/00; 1/87)(1),(2)                  (30.56)      (0.62)      3.68         4.26

                 FTVIPT
FRE               Franklin Real Estate Fund -
                  Class 2 (5/00; 1/89)(1),(3)                           (4.85)       2.57       9.17         8.26
FSV               Franklin Small Cap Value Securities Fund -
                  Class 2 (5/00; 5/98)(1),(3)                            0.36          --         --        (0.90)
                  (previously FTVIPT Franklin Value Securities Fund -
                     Class 2)
FIF               Templeton Foreign Securities Fund -
                  Class 2 (5/99; 5/92)(1),(4),(10)                     (25.91)       1.30         --         7.36
                  (previously FTVIPT Templeton International
                     Securities Fund - Class 2)
FIS               Templeton International Smaller Companies Fund -
                    Class 2 (5/96)(1),(3)                              (14.13)      (2.60)        --        (0.35)

                 Goldman Sachs VIT
FSE               CORE(SM) Small Cap Equity Fund (5/00; 2/98)(1),(5)    (7.80)         --         --        (0.69)
FUE               CORE(SM) U.S. Equity Fund (5/00; 2/98)(1),(5)        (22.33)         --         --        (0.66)
FMC               Mid Cap Value Fund (5/00; 5/98)(1)                    (1.16)         --         --         2.17

                 Janus Aspen Series
FAG               Aggressive Growth Portfolio:
                  Service Shares (5/00; 9/93)(1),(6)                   (46.72)       3.41         --         9.68
FGT               Global Technology Portfolio:
                  Service Shares (5/00; 1/00)(1),(7)                   (44.72)         --         --       (40.50)
FIG               International Growthfolio
                  Service Shares (5/00; 5/94)(1),(6)                   (32.47)       6.39         --        10.93

                 Lazard Retirement Series
FIP               International Equity Portfolio
                    (5/00; 9/98)(1)                                    (33.03)         --         --        (6.17)

                 MFS(R)
FGW               Investors Growth Stock Series -
                  Service Class (5/00; 5/99)(1),(8)                    (33.70)         --         --        (5.64)
FDS               New Discovery Series -
                  Service Class (5/00; 5/98)(1),(8)                    (16.43)         --         --         9.93

                                       18

                                                                                                PERFORMANCE SINCE
                                                                                          COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                       SINCE
SUBACCOUNT              INVESTING IN                                             1 YEAR      5 YEARS     10 YEARS   COMMENCEMENT
                        Putnam Variable Trust
FPH                      Putnam VT High Yield -
                         Class IB Shares (5/99; 2/88)(1),(9)                      (8.58%)       --%         --%         (6.98%)
FIN                      Putnam VT International
                         New Opportunities Fund -
                         Class IB Shares (5/00; 1/97)(1),(9)                     (37.10)        --          --         (38.49)
FNO                      Putnam VT New Opportunities
                         Fund - Class IA Shares (11/96; 5/94)(1)                 (38.25)      2.71          --           2.19
FVS                      Putnam VT Vista Fund -
                         Class IB Shares (5/00; 1/97)(1),(9)                     (41.35)        --          --         (32.19)

                        Royce Capital Fund
FMI                      Micro(Cap Portfolio (5/00; 12/96)(1)                     14.40         --          --          18.14

                        Third Avenue
FVA                      Value Portfolio (5/00; 9/99)(1)                           0.27         --          --          15.54

                        Wanger
FIC                      International Small Cap (5/00; 5/95)(1)                 (30.46)        --          --         (33.40)
FSP                      U.S. Smaller Companies (5/00; 5/95)(1)                   (1.76)        --          --           2.33
                         (previously Wanger U.S. Small Cap)

                                                                                                PERFORMANCE SINCE
                                                                                             COMMENCEMENT OF THE FUND
                                                                                             ------------------------
                                                                                                                       SINCE
SUBACCOUNT              INVESTING IN                                             1 YEAR      5 YEARS     10 YEARS   COMMENCEMENT
----------              ------------                                             ------      -------     --------   ------------
                        Putnam Variable Trust
FPH                      Putnam VT High Yield -
                         Class IB Shares (5/99; 2/88)(1),(9)                      (8.58%)    (1.72%)      5.05%          5.64%
FIN                      Putnam VT International
                         New Opportunities Fund -
                         Class IB Shares (5/00; 1/97)(1),(9)                     (37.10)        --          --          (2.77)
FNO                      Putnam VT New Opportunities
                         Fund - Class IA Shares (11/96; 5/94)(1)                 (38.25)      2.71          --           8.94
FVS                      Putnam VT Vista Fund -
                         Class IB Shares (5/00; 1/97)(1),(9)                     (41.35)        --          --           4.07

                        Royce Capital Fund
FMI                      Micro(Cap Portfolio (5/00; 12/96)(1)                     14.40      16.15          --          16.15

                        Third Avenue
FVA                      Value Portfolio (5/00; 9/99)(1)                           0.27         --          --          19.85

                        Wanger
FIC                      International Small Cap (5/00; 5/95)(1)                 (30.46)      4.65          --          12.54
FSP                      U.S. Smaller Companies (5/00; 5/95)(1)                   (1.76)      8.87          --          15.17
                         (previously Wanger U.S. Small Cap)



(1)  (Commencement date of the subaccount; Commencement date of the fund.)

(2) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class; which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(3) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(5)  CORE(SM) is a servicemark of Goldman, Sachs & Co.

(6) The returns shown for Service Shares for periods prior to their inception (December 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sectors.

(7) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.

(8) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(9) Performance information for Class IB shares for the period prior to April 6, 1998 for Putnam VT Growth and Income Fund and April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(10) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 11% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2001



                                                                                                 PERFORMANCE SINCE
                                                                                          COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                         SINCE
SUBACCOUNT    INVESTING IN                                                      1 YEAR       5 YEARS       10 YEARS   COMMENCEMENT
              IDS Life Series Fund, Inc. -
U              Equity Portfolio (6/87; 1/86)(1)                                 (32.11%)       3.35%        8.65%        9.87%
FEI            Equity Income Portfolio (6/99; 6/99)(1)                            0.93           --           --        (0.94)
Y              Government Securities
               Portfolio (6/87; 1/86)(1)                                          5.16         5.58         5.52         6.49
V              Income Portfolio (6/87; 1/86)(1)                                   7.16         4.77         6.18         6.70
IL             International Equity
               Portfolio (10/94; 10/94)(1)                                      (28.56)       (1.54)          --         6.22
X              Managed Portfolio (6/87; 1/86)(1)                                (20.03)        2.24         6.84         8.75
W              Money Market Portfolio (6/87; 1/86)(1)                             2.95         4.01         3.53         4.32

              AXP(R) Variable Portfolio-
FBC            Blue Chip Advantage Fund (5/00; 9/99)(1)                         (17.24)          --           --       (16.95)
FBD            Bond Fund (5/00; 10/81)(1)                                         6.70           --           --         8.71
FCR            Capital Resource Fund (5/00; 10/81)(1)                           (18.85)          --           --       (20.36)
FCM            Cash Management Fund (5/00; 10/81)(1)                              2.80           --           --         3.69
FDE            Diversified Equity Income Fund (5/00; 9/99)(1)                     1.22           --           --        (0.09)
FEM            Emerging Markets Fund (5/00; 5/00)(1)                             (2.30)          --           --       (15.66)
FEX            Extra Income Fund (5/00; 5/96)(1)                                  4.02           --           --        (2.22)
FFI            Federal Income Fund (5/00; 9/99)(1)                                5.41           --           --         7.85
FGB            Global Bond Fund (5/00; 5/96)(1)                                   0.44           --           --         4.56
FGR            Growth Fund (5/00; 9/99)(1)                                      (31.57)          --           --       (32.49)
FIE            International Fund (5/00; 1/92)(1)                               (29.33)          --           --       (26.35)
FMF            Managed Fund (5/00; 4/86)(1)                                     (11.40)          --           --        (9.13)
FND            NEW DIMENSIONS FUND(R) (11/99; 5/96)(1)                          (17.45)          --           --        (6.55)
FIV            S&P 500 Index Fund (5/00; 5/00)(1)                               (13.26)          --           --       (13.72)
FSM            Small Cap Advantage Fund (5/00; 9/99)(1)                          (7.37)          --           --        (4.81)
FSA            Strategy Aggressive Fund (5/00; 1/92)(1)                         (33.51)          --           --       (28.67)

              AIM V.I.
FCA            Capital Appreciation Fund,
               Series I (5/00; 5/93)(1)                                         (23.97)          --           --       (22.01)
FCD            Capital Development Fund,
               Series I (5/00; 5/98)(1)                                          (8.91)          --           --        (5.44)
FGI            Core Equity Fund, Series I (11/96; 5/94)(1)                      (23.53)        6.32           --         6.22
               (previously AIM V.I. Growth and Income Fund,
                 Series I)

              American Century(R) Variable Portfolios, Inc.
FIR            VP International (5/00; 5/94)(1)                                 (29.81)          --           --       (24.22)
FVL            VP Value (5/99; 5/96)(1)                                          11.80           --           --         5.58

              Calvert Variable Series, Inc.
FSB            Social Balanced Portfolio (5/00; 9/86)(1)                         (7.64)          --           --        (6.48)

              Credit Suisse Trust
FEG            Emerging Growth Portfolio (5/00; 9/99)(1)                        (17.16)          --           --       (12.05)
FSC            Small Cap Growth Portfolio (5/99; 6/95)(1)                       (16.77)          --           --         5.88
               (previously Credit Suisse Warburg Pincus Trust -
                 Small Company Growth Portfolio)

                                                                                                 PERFORMANCE SINCE
                                                                                              COMMENCEMENT OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT    INVESTING IN                                                      1 YEAR       5 YEARS       10 YEARS   COMMENCEMENT
              IDS Life Series Fund, Inc. -
U              Equity Portfolio (6/87; 1/86)(1)                                 (32.11%)       3.35%        8.65%       10.68%
FEI            Equity Income Portfolio (6/99; 6/99)(1)                            0.93           --           --        (0.94)
Y              Government Securities
               Portfolio (6/87; 1/86)(1)                                          5.16         5.58         5.52         6.06
V              Income Portfolio (6/87; 1/86)(1)                                   7.16         4.77         6.18         6.36
IL             International Equity
               Portfolio (10/94; 10/94)(1)                                      (28.56)       (1.54)          --         6.22
X              Managed Portfolio (6/87; 1/86)(1)                                (20.03)        2.24         6.84         9.37
W              Money Market Portfolio (6/87; 1/86)(1)                             2.95         4.01         3.53         4.35

              AXP(R) Variable Portfolio-
FBC            Blue Chip Advantage Fund (5/00; 9/99)(1)                         (17.24)          --           --        (7.74)
FBD            Bond Fund (5/00; 10/81)(1)                                         6.70         4.05         6.40         9.30
FCR            Capital Resource Fund (5/00; 10/81)(1)                           (18.85)        4.27         5.86        11.08
FCM            Cash Management Fund (5/00; 10/81)(1)                              2.80         3.99         3.56         5.45
FDE            Diversified Equity Income Fund (5/00; 9/99)(1)                     1.22           --           --         1.72
FEM            Emerging Markets Fund (5/00; 5/00)(1)                             (2.30)          --           --       (18.32)
FEX            Extra Income Fund (5/00; 5/96)(1)                                  4.02         0.93           --         1.71
FFI            Federal Income Fund (5/00; 9/99)(1)                                5.41           --           --         5.72
FGB            Global Bond Fund (5/00; 5/96)(1)                                   0.44         1.42           --         2.52
FGR            Growth Fund (5/00; 9/99)(1)                                      (31.57)          --           --       (16.76)
FIE            International Fund (5/00; 1/92)(1)                               (29.33)       (2.37)          --         2.93
FMF            Managed Fund (5/00; 4/86)(1)                                     (11.40)        5.82         7.84         9.22
FND            NEW DIMENSIONS FUND(R) (11/99; 5/96)(1)                          (17.45)        8.86           --         9.78
FIV            S&P 500 Index Fund (5/00; 5/00)(1)                               (13.26)          --           --       (14.00)
FSM            Small Cap Advantage Fund (5/00; 9/99)(1)                          (7.37)          --           --         3.45
FSA            Strategy Aggressive Fund (5/00; 1/92)(1)                         (33.51)        0.53           --         5.72

              AIM V.I.
FCA            Capital Appreciation Fund,
               Series I (5/00; 5/93)(1)                                         (23.97)        5.06           --        10.75
FCD            Capital Development Fund,
               Series I (5/00; 5/98)(1)                                          (8.91)          --           --         4.13
FGI            Core Equity Fund, Series I (11/96; 5/94)(1)
               (previously AIM V.I. Growth and Income Fund,
                 Series I)                                                      (23.53)        6.32           --        10.36

              American Century(R) Variable Portfolios, Inc.
FIR            VP International (5/00; 5/94)(1)                                 (29.81)        3.74           --         4.70
FVL            VP Value (5/99; 5/96)(1)                                          11.80        10.81           --        11.61

              Calvert Variable Series, Inc.
FSB            Social Balanced Portfolio (5/00; 9/86)(1)                         (7.64)        6.20         7.82         8.35

              Credit Suisse Trust
FEG            Emerging Growth Portfolio (5/00; 9/99)(1)                        (17.16)          --           --         2.74
FSC            Small Cap Growth Portfolio (5/99; 6/95)(1)
               (previously Credit Suisse Warburg Pincus Trust -
                 Small Company Growth Portfolio)                                (16.77)        4.56           --         9.04

                                       20

                                                                                                 PERFORMANCE SINCE
                                                                                          COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                         SINCE
SUBACCOUNT      INVESTING IN                                                    1 YEAR       5 YEARS       10 YEARS   COMMENCEMENT
                Fidelity VIP
FGC              Growth & Income Portfolio
                 (Service Class) (5/00; 12/96)(1),(2)                            (9.67%)         --%          --%       (6.56)
FMP              Mid Cap Portfolio
                 (Service Class) (5/00; 12/98)(1),(2)                            (4.23)          --           --         7.63
FOS              Overseas Portfolio
                 (Service Class) (5/00; 1/87)(1),(2)                            (21.98)          --           --       (20.47)

                FTVIPT
FRE              Franklin Real Estate Fund -
                 Class 2 (5/00; 1/89)(1),(3)                                      6.91           --           --        13.98
FSV              Franklin Small Cap Value Securities Fund -
                 Class 2 (5/00; 5/98)(1),(3)                                     12.76           --           --        16.37
                 (previously FTVIPT Franklin Value Securities
                 Fund - Class 2)
FIF              Templeton Foreign Securities
                 Fund - Class 2 (5/99; 5/92)(1),(4),(10)                        (16.75)          --           --        (3.90)
                 (previously FTVIPT Templeton International
                 Securities Fund - Class 2)
FIS              Templeton International Smaller
                 Companies Fund - Class 2 (5/00; 5/96)(1),(3)                    (3.51)          --           --        (3.60)

                Goldman Sachs VIT
FSE              CORE(SM) Small Cap
                 Equity Fund (5/00; 2/98)(1),(5)                                  3.59           --           --         3.17
FUE              CORE(SM) U.S. Equity Fund (5/00; 2/98)(1),(5)                  (12.73)          --           --       (13.39)
FMC              Mid Cap Value Fund (5/00; 5/98)(1)                              11.06           --           --        19.15

                Janus Aspen Series
FAG              Aggressive Growth Portfolio:
                 Service Shares (5/00; 9/93)(1),(6)                             (40.14)          --           --       (38.73)
FGT              Global Technology Portfolio:
                 Service Shares (5/00; 1/00)(1),(7)                             (37.88)          --           --       (39.00)
FIG              International Growth Portfolio:
                 Service Shares (5/00; 5/94)(1),(6)                             (24.12)          --           --       (24.37)

                Lazard Retirement Series
FIP              International Equity Portfolio (5/00; 9/98)(1)                 (24.75)          --           --       (17.99)

                MFS(R)
FGW              Investors Growth Stock Series -
                 Service Class (5/00; 5/99)(1),(8)                              (25.51)          --           --       (20.52)
FDS              New Discovery Series -
                 Service Class (5/00; 5/98)(1),(8)                               (6.11)          --           --        (5.78)

                Putnam Variable Trust
FPH              Putnam VT High Yield -
                 Class IB Shares (5/99; 2/88)(1),(9)                              2.72           --           --        (2.82)
FIN              Putnam VT International
                 New Opportunities
                 Fund - Class IB Shares (5/00; 1/97)(1),(9)                     (29.32)          --           --       (33.93)
FNO              Putnam VT New Opportunities
                 Fund - Class IA Shares (11/96; 5/94)(1)                        (30.62)        5.14           --         4.55

FVS              Putnam VT Vista Fund -
                 Class IB Shares (5/00; 1/97)(1),(9)                            (34.10)          --           --       (27.16)

                                                                                                 PERFORMANCE SINCE
                                                                                             COMMENCEMENT OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT    INVESTING IN                                                      1 YEAR       5 YEARS       10 YEARS   COMMENCEMENT
                Fidelity VIP
FGC              Growth & Income Portfolio
                 (Service Class) (5/00; 12/96)(1),(2)                            (9.67%)       9.01%          --%        9.01%
FMP              Mid Cap Portfolio
                 (Service Class) (5/00; 12/98)(1),(2)                            (4.23)          --           --        24.46
FOS              Overseas Portfolio
                 (Service Class) (5/00; 1/87)(1), (2)                           (21.98)        1.73         4.90         5.07

                FTVIPT
FRE              Franklin Real Estate Fund -
                 Class 2 (5/00; 1/89)(1),(3)                                      6.91         4.99        10.45         9.24
FSV              Franklin Small Cap Value Securities Fund -
                 Class 2 (5/00; 5/98)(1),(3)                                     12.76           --           --         2.30
                 (previously FTVIPT Franklin Value Securities
                 Fund - Class 2)
FIF              Templeton Foreign Securities
                 Fund - Class 2 (5/99; 5/92)(1),(4),(10)                        (16.75)        3.69           --         8.66
                 (previously FTVIPT Templeton International
                 Securities Fund - Class 2)
FIS              Templeton International Smaller
                 Companies Fund - Class 2 (5/00; 5/96)(1),(3)                    (3.51)       (0.30)          --         1.72

                Goldman Sachs VIT
FSE              CORE(SM) Small Cap
                 Equity Fund (5/00; 2/98)(1),(5)                                  3.59           --           --         2.34
FUE              CORE(SM) U.S. Equity Fund (5/00; 2/98)(1),(5)                  (12.73)          --           --         2.37
FMC              Mid Cap Value Fund (5/00; 5/98)(1)                              11.06           --           --         5.46

                Janus Aspen Series
FAG              Aggressive Growth Portfolio:
                 Service Shares (5/00; 9/93)(1),(6)                             (40.14)        5.85           --        11.23
FGT              Global Technology Portfolio:
                 Service Shares (5/00; 1/00)(1),(7)                             (37.88)          --           --       (36.86)
FIG              International Growth Portfolio:
                 Service Shares (5/00; 5/94)(1),(6)                             (24.12)        8.90           --        12.63

                Lazard Retirement Series
FIP              International Equity Portfolio (5/00; 9/98)(1)                 (24.75)          --           --        (2.84)

                MFS(R)
FGW              Investors Growth Stock Series -
                 Service Class (5/00; 5/99)(1),(8)                              (25.51)          --           --        (1.42)
FDS              New Discovery Series -
                 Service Class (5/00; 5/98)(1),(8)                               (6.11)          --           --        13.47

                Putnam Variable Trust
FPH              Putnam VT High Yield -
                 Class IB Shares (5/99; 2/88)(1),(9)                              2.72         0.60         6.28         6.53
FIN              Putnam VT International
                 New Opportunities
                 Fund - Class IB Shares (5/00; 1/97)(1),(9)                     (29.32)          --           --        (0.48)
FNO              Putnam VT New Opportunities
                 Fund - Class IA Shares (11/96; 5/94)(1)                        (30.62)        5.14           --        10.61
FVS              Putnam VT Vista Fund -
                 Class IB Shares (5/00; 1/97)(1),(9)                            (34.10)          --           --         6.52

                                       21

                                                                                                 PERFORMANCE SINCE
                                                                                          COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                         SINCE
SUBACCOUNT    INVESTING IN                                                      1 YEAR       5 YEARS       10 YEARS   COMMENCEMENT
                Royce Capital Fund
FMI              Micro-Cap Portfolio (5/00; 12/96)(1)                            28.54%          --%          --%       26.90%

                Third Avenue
FVA              Value Portfolio (5/00; 9/99)(1)                                 12.66           --           --        24.10

                Wanger
FIC              International Small Cap (5/00; 5/95)(1)                        (21.87)          --           --       (28.46)

FSP             U.S. Smaller Companies (5/00; 5/95)(1)                           10.38           --           --         9.91
                (previously Wanger U.S. Small Cap)

                                                                                                 PERFORMANCE SINCE
                                                                                             COMMENCEMENT OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT    INVESTING IN                                                      1 YEAR       5 YEARS       10 YEARS   COMMENCEMENT
                Royce Capital Fund
FMI              Micro-Cap Portfolio (5/00; 12/96)(1)                            28.54%       18.88%          --%       18.88%

                Third Avenue
FVA              Value Portfolio (5/00; 9/99)(1)                                 12.66           --           --        26.13

                Wanger
FIC              International Small Cap (5/00; 5/95)(1)                        (21.87)        7.12           --        14.52

FSP             U.S. Smaller Companies (5/00; 5/95)(1)                           10.38        11.43           --        17.20
                (previously Wanger U.S. Small Cap)




(1)  (Commencement date of the subaccount; Commencement date of the fund.)

(2) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class; which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(3) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(5)  CORE(SM) is a servicemark of Goldman, Sachs & Co.

(6) The returns shown for Service Shares for periods prior to their inception (December 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sectors.

(7) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.

(8) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(9) Performance information for Class IB shares for the period prior to April 6, 1998 for Putnam VT Growth and Income Fund and April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(10) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

THE FIXED ACCOUNT

You can allocate premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts").


The fixed account is the general investment account of IDS Life It includes all assets owned by IDS Life other than those in the variable account and other separate accounts. Subject to applicable law, IDS Life has sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, IDS Life guarantees that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4.0%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on the continued claims-paying ability of IDS Life. IDS Life bears the full investment risk for amounts allocated to the fixed account. IDS Life is not obligated to credit interest at any rate higher than 4.0%, although we may do so at our sole discretion. Rates higher than 4.0% may change from time to time, at the discretion of IDS Life, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing IDS Life policies, product design, competition and IDS Life's revenues and expenses.


We will not credit interest in excess of 4.0% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION

To apply for coverage, complete an application and send it with your premium payment to IDS Life's home office. In your application, you:

-   select a specified amount of insurance;
-   select a death benefit option;
-   designate a beneficiary; and
- state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the persons whose lives you propose to insure. Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individuals are insurable under our underwriting rules. Your application may be declined if we determine the individual is not insurable and we will return any premiums you have paid.

AGE LIMIT: In addition, IDS Life generally will not issue a policy to persons over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification for each insured is based on that insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction. (See "Loads, Fees and Charges" and "Optional Insurance Benefits.")

OTHER CONDITIONS: In addition to proving insurability, you and the insureds must also meet certain conditions, stated in the application form, before coverage will become effective and your policy is issued to you. The lives insured may be covered under the terms of a conditional insurance agreement prior to a policy being issued.


INCONTESTABILITY: IDS Life will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the lifetime of both insureds for two years from the policy date, IDS Life's home office cannot contest the truth of statements or representations in your application.

RIGHT TO EXAMINE POLICY

You may return your policy for any reason and receive a full refund of all premiums paid. To do so, you must mail or deliver the policy to IDS Life's home office or your financial advisor with a written request for cancellation, by the latest of:

- the 10th day after you receive it (15th day in Colorado, 20th day in North Dakota) after IDS Life mails or personally delivers a written notice of withdrawal right; or
-   the 45th day after you sign your application.

On the date your request is postmarked or received, the policy will immediately be considered void from the start.

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE EARLY POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, IDS LIFE REQUIRES THAT YOU PAY THE MINIMUM INITIAL PREMIUMS.

You may schedule payments annually, semiannually or quarterly. (IDS Life must approve payment at any other interval. We show this premium schedule in your policy.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.

You may also change the amount and frequency of scheduled premium payments by written request. IDS Life reserves the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-85, DBG-100 or the minimum initial premium period remain in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in an amount of at least $50. IDS Life reserves the right to limit the number and amount of unscheduled premium payments.

No premium payments, scheduled or unscheduled, are allowed on or after the youngest insured's attained insurance age 100.

Also, in order to receive favorable tax treatment under the Code, premiums paid during the life of the policy must not exceed certain limitations. To comply with the Code, we can either refuse excess premiums as they are paid, or refund excess premiums with interest no later than 60 days after the end of the policy year in which they were paid.

ALLOCATION OF PREMIUMS: Until the policy date, we hold all premiums in the fixed account, and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the account(s) you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.

KEEPING THE POLICY IN FORCE

This section includes a description of the policy provisions that determine if the policy will remain in force or lapse (terminate). It is important that you understand them so the appropriate premium payments are made to ensure that insurance coverage meets your objectives.

If you wish to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums.

If you wish to pay a lower premium and are satisfied to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 85 (or 15 policy years, if later) regardless of investment performance, you should pay at least the DBG-85 premiums.

If you wish to pay yet a lower premium and are not concerned with a long-term guarantee that the policy will remain in force regardless of investment performance, you can pay premiums so that the cash surrender value on each monthly date is sufficient to pay the monthly deduction. However, during the minimum initial premium period, you must pay at least the minimum initial premium until the policy value is greater than the surrender charge and the cash surrender value is sufficient to pay the monthly deduction.

DEATH BENEFIT GUARANTEE TO AGE 85

The DBG-85 provides that your policy will remain in force until the youngest insured reaches attained insurance age 85 (or 15 policy years, if later) even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-85 will remain in effect, as long as:

-   the sum of premiums paid; minus
-   partial surrenders minus
-   outstanding indebtedness; equals or exceeds
-   the DBG-85 premiums due since the policy date.

The DBG-85 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-85 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-85 will terminate. Your policy will also lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-85 cannot be reinstated. The DBG-85 is not available in Maryland and Massachusetts.

DEATH BENEFIT GUARANTEE TO AGE 100

The DBG-100 provides that your policy will remain in force until the youngest insured's attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:

-   the sum of premiums paid; minus
-   partial surrenders minus
-   outstanding indebtedness; equals or exceeds
-   the DBG-100 premiums due since the policy date.

The DBG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If you have paid sufficient premiums, the DBG-85 will be in effect. If the DBG-85 and the DBG-100 are not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated. The DBG-100 is not available in Maryland and Massachusetts.

MINIMUM INITIAL PREMIUM PERIOD

To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under "Policy Data," if:

1. on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

2. the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial period is:

-   4 years if the youngest insured's insurance age is 20-29
-   3 years if the youngest insured's insurance age is 30-39
-   2 years if the youngest insured's insurance age is 40-49
-   1 year if the youngest insured's insurance age is 50 and over

GRACE PERIOD

If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither of the death benefit guarantees nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.


IDS Life will mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. We will add balance to the policy value and allocate it in the same manner as other premium payments.


If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal Taxes.") If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, IDS Life will require:

-   a written request;
- evidence satisfactory to IDS Life that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;
- payment of a premium that will keep the policy in force for at least three months (one month in Virginia);
- payment of the monthly deductions that were not collected during the grace period; and
-   payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day IDS Life accepts your application for reinstatement. The suicide period (see "Proceeds Payable upon Death") will apply from the effective date of reinstatement (except in Georgia, Oklahoma, Tennessee, Utah and Virginia). Surrender charges will also be reinstated.

IDS Life will have two years from the effective date of reinstatement (except in Virginia) to contest the truth of statements or representations in the reinstatement application.

LOADS, FEES AND CHARGES


Policy charges compensate IDS Life for:


-   providing the insurance benefits of the policy;
-   issuing the policy;
-   administering the policy;
-   assuming certain risks in connection with the policy; and
-   distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. The amount remaining after the deduction, called the net premium, is credited to the account(s) you have selected. The premium expense charge has three parts:

SALES CHARGE: 7.25% of all premiums paid. Partially compensates IDS Life for expenses in distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature.


PREMIUM TAX CHARGE: 2.5% of each premium payment. Compensates IDS Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the average rate of 2.5% even though state premium taxes vary from 2.0% to 3.5%. This 2.5% rate may be different than the actual premium tax IDS Life expects to pay in your state.


FEDERAL TAX CHARGE: 1.25% of each premium payment. Compensates IDS Life for paying Federal taxes resulting from the sale of the policy and is a reasonable charge in relation to IDS Life's federal tax burden. IDS Life reserves the right to change the amount of this charge (except in Oregon) if applicable federal law changes IDS Life's federal tax burden.

MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;
2. the policy fee shown in your policy; and
3. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% will be taken from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by written request.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which the monthly deduction is to be taken; or
- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-85, DBG-100 or the minimum initial premium period is in effect. (See Death Benefit Guarantee to Age 85, Death Benefit Guarantee to Age 100, Minimum Initial Premium Period;" also "Grace Period" and "Reinstatement.")

COMPONENTS OF THE MONTHLY DEDUCTION:
1. COST OF INSURANCE: the cost providing the death benefit under your policy.

The cost of insurance for a policy month is calculated as: [a X (b - c)] + d where:


(a) IS THE MONTHLY COST OF INSURANCE RATE based on each insured's insurance age, duration of coverage, sex (unless unisex rates are required by law) and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases.


We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the Guaranteed Annual Maximum Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker or Nonsmoker Mortality Tables, Age Last Birthday.

(b) IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces IDS Life's net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%);

(c) IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee and any charges for optional riders;

(d) IS ANY FLAT EXTRA INSURANCE CHARGES assessed as a result of special underwriting considerations.

2. POLICY FEE: $30 per month for the first 15 policy years. This charge reimburses IDS Life for expenses of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and of administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. IDS Life does not expect to make any profit on this charge. We reserve the right to change the charge in the future, but guarantee that it will never exceed $30 per month.

3. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits added to the policy by rider. (See "Optional Insurance Benefits.")

SURRENDER CHARGE


If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge. The surrender charge is a contingent deferred issue and administration expense charge. It reimburses IDS Life for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. IDS Life does not expect to make a profit on this charge. This charge is $4 per thousand dollars of initial specified amount. It remains level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.


PARTIAL SURRENDER FEE

If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less.) We guarantee that this fee will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE


This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to 0.9% of the daily net asset value of the subaccounts -- a level guaranteed for the life of the policy. Computed daily, the charge compensates IDS Life for:


- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.
- EXPENSE RISK -- the risk that the policy fee and the contingent deferred issue and administration expense charge (described above) may be insufficient to cover the cost of administering the policy.


Any profit from the mortality and expense risk charge would be available to IDS Life for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the sales charge and surrender charges discussed earlier. Any further deficit will have to be made up from IDS Life's general assets.

OTHER INFORMATION ON CHARGES

IDS Life may reduce or eliminate various fees and charges when we incur lower sales costs and/or perform fewer administrative services than usual.


FUND EXPENSES

The investment managers and advisers receive fees for their services to the funds. The funds also pay taxes, brokerage commissions and nonadvisory expenses, such as custodian and trustee fees, registration fees for shares, postage, fidelity and security bond costs, legal fees and other miscellaneous fees and charges. The table below will help you understand the expenses that the funds pay.


ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                           MANAGEMENT         12b-1        OTHER
                                                              FEES            FEES        EXPENSES       TOTAL
IDS Life Series Fund, Inc. -
        Equity Portfolio                                      .70%            --%           .03%           .73%(1)
        Equity Income Portfolio                               .70             --            .10            .80(1),(2)
        Government Securities
          Portfolio                                           .70             --            .10            .80(1)
        Income Portfolio                                      .70             --            .05            .75(1)
        International Equity Portfolio                        .95             --            .05           1.00(1)
        Managed Portfolio                                     .70             --            .02            .72(1)
        Money Market Portfolio                                .50             --            .03            .53(1)

AXP(R) Variable Portfolio -
        Blue Chip Advantage Fund                              .54            .13            .11            .78(3)
        Bond Fund                                             .60            .13            .07            .80(4)
        Capital Resource Fund                                 .61            .13            .04            .78(4)
        Cash Management Fund                                  .51            .13            .04            .68(4)
        Diversified Equity Income Fund                        .55            .13            .23            .91(3)
        Emerging Markets Fund                                1.16            .13            .46           1.75(3)
        Extra Income Fund                                     .62            .13            .07            .82(4)
        Federal Income Fund                                   .61            .13            .10            .84(3)
        Global Bond Fund                                      .84            .13            .10           1.07(4)
        Growth Fund                                           .62            .13            .15            .90(3)
        International Fund                                    .83            .13            .08           1.04(4)
        Managed Fund                                          .59            .13            .04            .76(4)
        NEW DIMENSIONS FUND(R)                                .60            .13            .06            .79(4)
        S&P 500 Index Fund                                    .29            .13            .07            .49(3)
        Small Cap Advantage Fund                              .73            .13            .30           1.16(3)
        Strategy Aggressive Fund                              .60            .13            .05            .78(4)

                                       28

                                                               MANAGEMENT        12b-1          OTHER
                                                                  FEES           FEES          EXPENSES         TOTAL
AIM V.I.
        Capital Appreciation Fund, Series I                       .61%            --%           .24%           .85%(5)
        Capital Development Fund, Series I                        .75             --            .41           1.16(5)
        Core Equity Fund, Series I                                .61             --            .22            .83(5)
        (previously AIM V.I. Growth and Income Fund,
          Series I)

American Century(R) Variable Portfolios, Inc.
        VP International                                         1.26             --             --           1.26(6),(7)
        VP Value                                                  .97             --             --            .97(6),(7)

Calvert Variable Series, Inc.
        Social Balanced Portfolio                                 .70             --            .17            .87(8)

Credit Suisse Trust
        Emerging Growth Portfolio                                 .86             --            .39           1.25(9)
        Small Cap Growth Portfolio                                .90             --            .22           1.12(9)
        (previously Credit Suisse Warburg Pincus Trust -
          Small Company Growth Portfolio)

Fidelity VIP
        Growth & Income Portfolio (Service Class)                 .48            .10            .10            .68(10)
        Mid Cap Portfolio (Service Class)                         .58            .10            .11            .79(10)
        Overseas Portfolio (Service Class)                        .73            .10            .20           1.03(10)

FTVIPT
        Franklin Real Estate Fund - Class 2                       .56            .25            .03            .84(11),(12)
        Franklin Small Cap Value Securities Fund - Class 2        .57            .25            .20           1.02(12),(13)
        (previously FTVIPT Franklin Value Securities Fund -
          Class 2)
        Templeton Foreign Securities Fund - Class 2               .68            .25            .22           1.15(12),(13),(14)
        (previously FTVIPT Templeton International
          Securities Fund - Class 2)

Goldman Sachs VIT
        CORE(SM) Small Cap Equity Fund                            .75             --            .25           1.00(15)
        CORE(SM) U.S. Equity Fund                                 .70             --            .11            .81(15)
        Mid Cap Value Fund                                        .80             --            .13            .93(15)

Janus Aspen Series
        Aggressive Growth Portfolio: Service Shares               .65            .25            .02            .92(16)
        Global Technology Portfolio: Service Shares               .65            .25            .05            .95(16)
        International Growth Portfolio: Service Shares            .65            .25            .06            .96(16)

Lazard Retirement Series
        International Equity Portfolio                            .75            .25            .25           1.25(17)

MFS(R)
        Investors Growth Stock Series - Service Class             .75            .25            .17           1.17(18),(19),(20)
        New Discovery Series - Service Class                      .90            .25            .16           1.31(18),(19),(20)

Putnam Variable Trust
        Putnam VT High Yield Fund - Class IB Shares               .67            .25            .09           1.01(21)
        Putnam VT International New Opportunities Fund -
          Class IB Shares                                        1.00            .25            .24           1.49(21)
        Putnam VT New Opportunities Fund - Class IA Shares        .54             --            .05            .59(22)
        Putnam VT Vista Fund - Class IB Shares                    .61            .25            .06            .92(21)

Royce Capital Fund
        Micro-Cap Portfolio                                      1.25             --            .10           1.35(23)

Third Avenue
        Value Portfolio                                           .90             --            .40           1.30(24)

                                       29

                                                               MANAGEMENT        12b-1          OTHER
                                                                  FEES           FEES          EXPENSES         TOTAL
Wanger

        International Small Cap                                  1.24%            --%           .19%          1.43%(25)
        U.S. Smaller Companies                                    .94             --            .05            .99(25)
         (previously Wanger U.S. Small Cap)



(1)  Annual operating expenses for the fiscal year ending April 30, 2001.

(2) IDS Life has agreed to a voluntary limit of 0.1%, on an annual basis, of the average daily net assets of each of the IDS Life Series Fund Portfolio's for other expenses like taxes and brokerage commissions and for nonadvisory expenses. If the 0.1% limitation had not been in place, these other expenses would have been 1.90% for IDS Life Series Fund - Equity Income Portfolio. IDS Life reserves the right to discontinue limiting these other expenses at 0.1%. However, its present intention is to continue the limit until the time that actual expenses are less than the limit.

(3) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2001. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.29% and 0.96% for AXP(R) Variable Portfolio - Blue Chip Advantage Fund, 0.49% and 1.17% for AXP(R) Variable Portfolio - Diversified Equity Income Fund, 2.20% and 3.49% for AXP(R) Variable Portfolio - Emerging Markets Fund, 0.13% and 0.87% for AXP(R) Variable Portfolio - Federal Income Fund, 0.16% and 0.91% for AXP(R) Variable Portfolio - Growth Fund, 0.89% and 1.31% for AXP(R) Variable Portfolio - S&P 500 Index Fund, and 0.40% and 1.26% for AXP(R) Variable Portfolio - Small Cap Advantage Fund.

(4) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.

(5) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(6)  Annualized operating expenses of funds at Dec. 31, 2001.

(7) The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

(8) Management fees include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. "Other expenses" reflect an indirect fee resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses before reductions for fees paid indirectly would be 0.88% for Social Balanced.

(9) Expense ratios are shown after fee waivers and expenses reimbursements by the investment advisor. The total expense ratios before the waivers and reimbursements would have been: Credit Suisse Trust Emerging Growth Portfolio (0.90%, 0%, 0.39% and 1.29%) and Credit Suisse Trust Small Cap Growth Portfolio (0.90%, 0%, 0.22% and 1.12%).

(10) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.

(11) The Fund administration fee is paid indirectly through the management fee.

(12) The Fund's class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

(13) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent fee waivers and/or reimbursements. "Management Fees" and "Total" would have been 0.60% and 1.05% for Franklin Small Cap Value Securities Fund - Class 2 and 0.69% and 1.16% for Templeton Foreign Securities Fund - Class 2.

(14) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

(15) Expenses ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.75%, 0.47% and 1.22% for CORE(SM) Small Cap Equity Fund, 0.70%, 0.12%, and 0.82% for CORE(SM) U.S. Equity Fund, and 0.80%, 0.14% and 0.94% for Mid Cap Value Fund. CORE(SM) U.S. Equity and Mid Cap Value Funds were under their respective expense caps of 0.20% and 0.25% in 2001. CORE(SM) is a service mark of Goldman, Sachs & Co.

(16) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2001. All expenses are shown without the effect of expense offset arrangements.

(17) Total annual expenses for the Lazard International Equity Portfolio have been reimbursed through Dec. 31, 2001 to the extent that they exceed in any fiscal year 1.25% of the Portfolios' average daily net assets. Absent fee waivers and/or reimbursements, "Other expenses" and "Total" expenses for the year ended Dec. 31, 2001 would have been 0.94% and 1.94% for International Equity Portfolio.

(18) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(19) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.15% for Investors Growth Stock Series and 1.30% for New Discovery Series.

(20) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.19% and 1.34% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

(21) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.

(22) Figures in "Management fees," "12b-1 fees," "Other expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001.

(23) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2002 and 1.99% through Dec. 31, 2010. Absent fee waivers "Other expenses" and "Total" would be 0.17% and 1.42% for Royce Micro-Cap Portfolio.

(24) The fund's expenses figures are based on actual expenses for the fiscal year ending Dec. 31, 2001.

(25) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.

IDS Life has entered into certain arrangements under which it is compensated by the funds' advisers and/or distributors for the administrative services it provides to these funds.

POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account.

FIXED ACCOUNT VALUE

The value in the fixed account on the policy date (when the policy is issued) equals the portion of your initial net premium that you have allocated to the fixed account, plus interest accrued before the policy date, minus the portion of the monthly deduction for the first policy month that you have allocated to the fixed account.

On any later date, the value in the fixed account equals:

-   the value on the previous monthly date; plus
-   net premiums allocated to the fixed account since the last monthly date;
    plus
- any transfers to the fixed account from the subaccounts, including loan transfers, since the last monthly date; plus
-   accrued interest on all of the above; minus
- any transfers from the fixed account to the subaccounts, including loan repayment transfers, since the last monthly date; minus
- any partial surrenders or partial surrender fees allocated to the fixed account since the last monthly date; minus
- interest on any transfers or partial surrenders, from the date of the transfer or surrender to the date of calculation; minus
- any portion of the monthly deduction for the coming month that is allocated to the fixed account if the date of calculation is a monthly date.

SUBACCOUNT VALUES

The value in each subaccount changes daily, depending on the investment performance of the fund in which that subaccount invests and on other factors detailed below. There is no guaranteed minimum subaccount value. You, as owner, bear the entire investment risk.

CALCULATION OF SUBACCOUNT VALUE: The value of each subaccount on the policy date equals:

-   the portion of your initial net premium allocated to the subaccount; plus
-   interest accrued before the policy date; minus
- the portion of the monthly deduction for the first policy month allocated to that subaccount.

The value of each subaccount on each valuation date equals:

- the value of the subaccount on the preceding valuation date, multiplied by the net investment factor for the current valuation period (explained below); plus
- net premiums received and allocated to the subaccount during the current valuation period; plus
- any transfers to the subaccount (from the fixed account or other subaccounts, including loan repayment transfers) during the period; minus
- any transfers from the subaccount including loan transfers during the current valuation period; minus
- any partial surrenders and partial surrender fees allocated to the subaccount during the period; minus
- any portion of the monthly deduction allocated to the subaccount during the period.

The net investment factor measures the investment performance of a subaccount from one valuation period to the next. Because performance may fluctuate, the value of a subaccount may increase or decrease from day to day.


ACCUMULATION UNITS: We convert the policy value allocated to each subaccount into accumulation units. Each time you direct a premium payment or transfer policy value into one of the subaccounts, a certain number of accumulation units are credited to your policy for that subaccount. Conversely, each time you take a partial surrender or transfer value out of a subaccount, a certain number of accumulation units are subtracted.


Accumulation units are the true measure of investment value in each subaccount. For subaccounts investing in the funds, they're related to, but not the same as, the net asset value of the corresponding fund. The dollar value of each accumulation unit can rise or fall daily, depending on the investment performance of the underlying fund and on certain charges. Here's how unit values are calculated:

NUMBER OF UNITS: To calculate the number of units for a particular subaccount, we divide your investment (net premium or transfer amount) by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current value for each subaccount equals the last value times the current net investment factor.

NET INVESTMENT FACTOR: Determined at the end of each valuation period, this factor equals: (a DIVIDED BY b) - c,

where:

(a) equals:
-   net asset value per share of the fund; plus
- per-share amount of any dividend or capital gain distribution made by the relevant fund to the subaccount; plus
- any credit or minus any charge for reserves to cover any tax liability resulting from the investment operations of the subaccount.

(b) equals:
- net asset value per share of the fund at the end of the preceding valuation period; plus
- any credit or minus any charge for reserves to cover any tax liability in the preceding valuation period.

(c) is a percentage factor representing the mortality and expense risk charge, as described in "Loads, Fees and Charges," above.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:
-   additional purchase payments allocated to the subaccounts;
-   transfers into or out of the subaccount(s);
-   partial surrenders and partial surrender fees;
-   surrender charges; and/or
-   monthly deductions.

Accumulation unit values will fluctuate due to:
-   changes in underlying funds(s) net asset value;
-   dividends distributed to the subaccount(s);
-   capital gains or losses of underlying funds;
-   fund operating expenses; and/or
-    mortality and expense risk charges.

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the last surviving insured dies.

If that death is prior to the youngest insured's attained insurance age 100, the amount payable is based on the specified amount and death benefit option you have selected, as described below, less any indebtedness.


On or after the youngest insured's attained insurance age 100, the proceeds payable upon the death of the last surviving insured will be the cash surrender value.


OPTION 1 (LEVEL AMOUNT): Under this option, the policy's value is part of the specified amount. The Option 1 death benefit is the greater of:

-   the specified amount on the date of the last surviving insured's death; or
- the applicable percentage of the policy value on the date of the last surviving insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death. (See table below.)

Youngest insured's attained insurance age in the table below refers to the youngest life insured or the age such person would have reached.

APPLICABLE PERCENTAGE TABLE

YOUNGEST INSURED'S                 APPLICABLE PERCENTAGE            YOUNGEST INSURED'S           APPLICABLE PERCENTAGE
ATTAINED INSURANCE AGE                OF POLICY VALUE             ATTAINED INSURANCE AGE            OF POLICY VALUE
40 or younger                                250%                            61                           128%

41                                           243                             62                           126

42                                           236                             63                           124

43                                           229                             64                           122

44                                           222                             65                           120

45                                           215                             66                           119

46                                           209                             67                           118

47                                           203                             68                           117

48                                           197                             69                           116

49                                           191                             70                           115

50                                           185                             71                           113

51                                           178                             72                           111

52                                           171                             73                           109

53                                           164                             74                           107

54                                           157                          75-95                           105

55                                           150                             96                           104

56                                           146                             97                           103

57                                           142                             98                           102

58                                           138                             99                           101

59                                           134                            100                           100

60                                           130

The percentage is designed to ensure that the policy meets the provisions of Federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

OPTION 2 (VARIABLE AMOUNT): Under this option, the policy value is added to the specified amount. The Option 2 death benefit is the greater of:

-   the policy value plus the specified amount; or
- the applicable percentage of policy value on the date of the last surviving insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death. (See table above.)

EXAMPLES:                                                         OPTION 1                        OPTION 2
Specified amount                                                $1,000,000                      $1,000,000
Policy value                                                    $   50,000                      $   50,000
Death benefit                                                   $1,000,000                      $1,050,000
Policy value increases to                                       $   80,000                      $   80,000
Death benefit                                                   $1,000,000                      $1,080,000
Policy value decreases to                                       $   30,000                      $   30,000
Death benefit                                                   $1,000,000                      $1,030,000


If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider
Option 1. Under Option 1, the cost of insurance is lower because IDS Life's net amount at risk is generally lower; for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.


CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following cost:

- Monthly deduction because the cost of insurance benefits depends upon the specified amount.
-   Minimum monthly premium.
-   Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT

Subject to certain limitations, you may make a written request to decrease the specified amount at any time. Decreases in specified amount may have tax implications, discussed in the section "Modified Endowment Contracts" under "Federal Taxes."

DECREASES: Any decrease in specified amount will take effect on the monthly anniversary on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy. If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charge depends on the specified amount.
-   Charges for certain optional insurance benefits may decrease.
-   The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

INCREASES: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.

MISSTATEMENT OF AGE OR SEX

If an insured's age or sex has been misstated, the proceeds payable upon the last surviving insured's death will be:

-   the policy value on the date of death; plus
- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus
-   the amount of any outstanding indebtedness on the date of death.

SUICIDE

If either of the insureds dies by suicide while sane or insane within two years from the policy date, the only amount payable will be the premiums paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide. In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, IDS Life must prove that the insured intended to commit suicide at the time he or she applied for coverage.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving written notice to IDS Life, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you or your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. For most transfers, we will process your transfer request at the end of the valuation period during which your request is received. Currently, there is no charge for transfers. Before transferring policy value, you should consider the risks involved in changing investments.


This policy is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of any fund underlying the policy. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other policy owners who allocated premium payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this policy.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other policy owners we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

-   not accepting telephone or electronic transfer requests;
-   requiring a minimum time period between each transfer;
- not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one policy owner; or
-   limiting the dollar amount that a policy owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to policy owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgement of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners.


FIXED ACCOUNT TRANSFER POLICIES

- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.
- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.
- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.
- We will not accept requests for transfers from the fixed account at any other time.
- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:
- For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.
-   For automated transfers -- $50.

From the fixed account to a subaccount:
- For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.
-   For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:
-   None.

From the fixed account to a subaccount:
-   Entire fixed account balance minus any outstanding indebtedness.

MAXIMUM NUMBER OF TRANSFERS PER YEAR

Twelve automated transfers per policy year are allowed. In addition, you may make transfers by mail or by telephone, however, we reserve the right to limit transfers by mail or telephone to five per policy year. If, in alternative, we allow more than five transfers by mail or telephone, we reserve the right to assess a fee for each subsequent transfer made by mail or telephone. We guarantee that this fee will not exceed $25.00 per transfer for the duration of your policy.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number when you request a transfer, loan or partial surrender.

1 BY LETTER:

Regular mail:

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

Express mail:

IDS LIFE INSURANCE COMPANY
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY PHONE:

Call between 7 a.m. and 6 p.m. Central Time:
(800) 862-7919 (toll free)

TTY service for the hearing impaired:
(800) 258-8846 (toll free)

- We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use mail procedure as an alternative.

- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and tape recording calls. As long as these procedures are followed, neither IDS Life nor its affiliates will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write to IDS Life and tell us.

AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your financial advisor can help you set up an automated transfer.


AUTOMATED TRANSFER POLICIES

- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.
- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.
- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.
- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

-   Minimum automated transfer: $50

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.
- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts.

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit value, caused by fluctuations in the market value(s) of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

HOW DOLLAR-COST AVERAGING WORKS


                                                                                                                   NUMBER
                                                                          AMOUNT             ACCUMULATION         OF UNITS
                                                      MONTH              INVESTED             UNIT VALUE          PURCHASED
                                                       Jan                 $100                  $20                 5.00
By investing an equal number
of dollars each month                                  Feb                  100                   16                 6.25

you automatically buy                                  Mar                  100                    9                11.11
more units when the
per unit market price is low - >                       Apr                  100                    5                20.00

                                                       May                  100                    7                14.29

                                                       June                 100                   10                10.00

and fewer units                                        July                 100                   15                 6.67
when the per unit
market price is high.        - >                       Aug                  100                   20                 5.00

                                                       Sept                 100                   17                 5.88

                                                       Oct                  100                   12                 8.33


You have paid an average price of only $10.81 per unit over the ten months, while the average market price actually was $13.10.

Dollar-cost averaging does not guarantee that any variable subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

Twelve automated transfers per policy year are allowed. We reserve the right to limit mail and telephone transfers to five per policy year. However, we also reserve the right to charge a fee for more than five transfers per year by phone or mail.

ASSET REBALANCING


Subject to availability, you can ask us in writing to have the variable subaccount portion of your policy value allocated according to the percentages (in whole percentage amounts) that you choose. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The policy value must be at least $2,000 at the time of the rebalance. Rebalancing is accomplished by transferring policy value between subaccounts.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

POLICY LOANS


You may borrow against your policy by written or telephone request. (See chart under "Transfers Between the Fixed Account and Subaccounts" for address and phone numbers for your requests.) We will process your loan request at the end of the valuation period during which we receive your request. (Loans by telephone are limited to $50,000.) Loan payments will be mailed to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.


INTEREST RATE: The interest rate for policy loans is 6% per year. After the policy's tenth anniversary we expect to reduce the loan interest rate to 4% per year. Interest is charged daily and due at the end of the policy year.

MINIMUM LOAN: $500 ($200 for Connecticut residents) or the remaining loan value, whichever is less.

MAXIMUM LOAN:

- In Texas, 100% of the policy value in the fixed account, minus a pro rata portion of surrender charges.
-   In Virginia, 90% of the policy value minus surrender charges.
-   In Alabama, 100% of the policy value minus surrender charges.
-   In all other states, 85% of the policy value minus surrender charges.

We will compute the maximum loan value as of the end of the valuation period during which we receive your loan request. The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

PAYMENT OF LOANED FUNDS: Generally, we will pay loans within seven days after we receive your request (with certain exceptions -- see "Deferral of Payments," under "Payment of Policy Proceeds").

ALLOCATION OF LOANS TO ACCOUNTS: If you do not specify whether the loan is to come from the fixed account or the subaccounts, it will be made from the subaccounts and the fixed account in proportion to their values, minus indebtedness. When a loan is made from a subaccount, accumulation units are redeemed and the proceeds transferred into the fixed account. We will credit the policy value loaned with 4% annual interest.

REPAYMENTS: We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.

OVERDUE INTEREST: If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, we will take all of the interest from all of the accounts in proportion to their value, minus indebtedness.

EFFECTS OF POLICY LOANS: If you do not repay your loan, it will reduce the death benefit and policy value. Even if you do repay it, your loan can have a permanent effect on death benefits and policy values, because money borrowed against the subaccounts will not share in the investment results of the relevant fund(s).

A loan may terminate the DBG-85, the DBG-100 or the minimum initial premium period. The loan amount is deducted from total premiums paid, which may reduce the total below the level required to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.


TAXES: If your policy lapses or you surrender it with an outstanding indebtedness, and the amount of outstanding indebtedness plus the cash surrender value is more than the sum of premiums you paid, you generally will be liable for taxes on the excess. (See "Federal Taxes.")

POLICY SURRENDERS


You may surrender your policy in full or in part by written or telephone request. (See chart under "Transfers Between the Fixed Account and Subaccounts.") We will process your surrender request at the end of the valuation period during which your request is received. We may require that you return your policy. Surrender payments will be mailed to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.


We will normally process your payment within seven days; however, we reserve the right to defer payment. (See "Deferral of payments," under "Payment of Policy Proceeds.")

TOTAL SURRENDERS

If you totally surrender your policy, you receive its cash surrender value the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.") We will compute the value of each subaccount as of the end of the valuation period during which we receive your request.

PARTIAL SURRENDERS

After the first policy year, you may surrender any amount from $500 up to 85% of the policy's cash surrender value. (Partial surrenders by telephone are limited to $50,000.) You will be charged a partial surrender fee, described under "Loads, Fees and Charges."

ALLOCATION OF PARTIAL SURRENDERS

Unless you specify otherwise, IDS Life will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which your request is received. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and fee.
- A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.
- A partial surrender may terminate the DBG-85, the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.
- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. IDS Life will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases," under "Proceeds Payable upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TAXES

Upon surrender, you will generally be liable for taxes on any excess of the cash surrender value plus outstanding indebtedness over the premium paid. (See "Federal Taxes.")

EXCHANGE RIGHT

For two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against the five-transfers-per-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classification(s) or issue age. Only the method of funding the policy value will be affected.

OPTIONAL INSURANCE BENEFITS

You may choose to add the following benefits to your policy at an additional cost, in the form of riders (if you meet certain requirements). More detailed information on these benefits is in your policy.

FOUR-YEAR TERM INSURANCE RIDER (FYT)

FYT provides four-year term insurance. An additional death benefit is paid if both insureds die during the first four years of the policy.

POLICY SPLIT OPTION RIDER (PSO)


PSO permits a policy to be split into two individual permanent plans of life insurance then offered by IDS Life for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds or certain changes in federal estate tax law. (See "Federal Taxes.")


PAYMENT OF POLICY PROCEEDS

Proceeds will be paid when:
-   you surrender the policy;
-   the last surviving insured dies; or


We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a single sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year (8% in Arkansas, 11% in Florida) on single sum death proceeds, from the date of the last surviving insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).


PAYMENT OPTIONS: During an insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option, unless you say that he or she can't.) You decide how much of the proceeds will be placed under each option (minimum: $5,000). Any such amount will be transferred to IDS Life's general account. Unless we agree otherwise, payments under all options must be made to a natural person.


You may also make a written request to us to change a prior choice of payment option or, if we agree, to elect a payment option other than the three below.


If you elect a payment option for pre-death proceeds, payments under this option may be subject to federal income tax as ordinary income. If you elect Option A, the full pre-death proceeds will be taxed as a full surrender as described in "Taxation of Policy Proceeds" and may also be subject to an additional 10% penalty tax if the policy is a modified endowment. The interest paid under Option A will be ordinary income subject to income tax in the year earned. The interest payments will not be subject to the 10% penalty tax.


If you elect Option B or Option C for payment of pre-death proceeds, any indebtedness at the time of election will be taxed as a partial surrender as described in "Taxation of Policy Proceeds" and may also be subject to an additional 10% penalty tax if the policy is a modified endowment. We will use the remainder of the proceeds to make payments under the option elected. A portion of each payment will be taxed as ordinary income and a portion of each payment will be considered a return of the investment in the policy and will not be taxed. We describe an owner's investment in the policy in "Taxation of Policy Proceeds." All payments made after the investment in the policy is fully recovered will be subject to tax. Amounts paid under Option B or Option C that are subject to tax may also be subject to an additional 10% penalty tax. (See "Penalty tax" under "Federal Taxes.")


Death benefit proceeds applied to any payment option are not considered part of the beneficiary's income and thus are not subject to federal income tax. Payments of interest under Option A will be ordinary income subject to tax. Under Option B or Option C, a portion of each payment will be ordinary income subject to tax, and a portion of each payment will be considered a return of the beneficiary's investment in the policy. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment option. All payments made after the investment in the policy is fully recovered will be subject to tax.

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain, or you may place them under a different payment option approved by us.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                    PAYMENT PERIOD                                 MONTHLY PAYMENT PER $1,000
                       (YEARS)                                       PLACED UNDER OPTION B
                         10                                                 $9.61

                         15                                                  6.87

                         20                                                  5.51

                         25                                                  4.71

                         30                                                  4.18

We will furnish monthly amounts for other payment periods at your request without charge.

OPTION C LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years. The amount of each monthly payment per $1,000 placed under this option will be based on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's last birthday) minus an adjustment as follows:

CALENDAR YEAR                                                 CALENDAR YEAR
OF PAYEE'S BIRTH                     ADJUSTMENT              OF PAYEE'S BIRTH                     ADJUSTMENT
Before 1920                             0                        1945-1949                             6

1920-1924                               1                        1950-1959                             7

1925-1929                               2                        1960-1969                             8

1930-1934                               3                        1970-1979                             9

1935-1939                               4                        1980-1989                            10

1940-1944                               5                        After 1989                           11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table. We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

                                          LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
                        --------------------------------------------------------------------------------------------------
ADJUSTED                         10 YEARS                           15 YEARS                             20 YEARS
AGE PAYEE                 MALE            FEMALE              MALE            FEMALE              MALE             FEMALE
50                       $4.22             $3.89             $4.17             $3.86             $4.08              $3.82

55                        4.62              4.22              4.53              4.18              4.39               4.11

60                        5.14              4.66              4.96              4.57              4.71               4.44

65                        5.81              5.22              5.46              5.05              5.02               4.79

70                        6.61              5.96              5.96              5.60              5.27               5.12

75                        7.49              6.89              6.38              6.14              5.42               5.35

DEFERRAL OF PAYMENTS: We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payments derive from a premium payment made by a check that has not cleared the banking system (good payment has not been collected);
-   the NYSE is closed (other than customary weekend and holiday closings);
- in accordance with SEC rules, trading on the NYSE is restricted or, because of an emergency, it is not practical to dispose of securities held in the subaccount or determine the value of the subaccount's net assets.

We may delay the payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of surrender proceeds more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

FEDERAL TAXES


The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as IDS Life's tax status, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the Internal Revenue Service (IRS) currently interprets them; both the laws and their interpretation may change.


As with any financial product purchased, the decision as to who the owner and the beneficiary will be should be made by the client after consultation with his or her tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also the client's ownership rights to the policy.


The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. IDS Life reserves the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

IDS LIFE'S TAX STATUS

IDS Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of IDS Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in IDS Life's tax status as we currently understand it.


TAXATION OF POLICY PROCEEDS

The death benefit is not considered part of the beneficiary's income and thus is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income. Part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment.


SOURCE OF PROCEEDS                                      TAXABLE PORTION OF PRE-DEATH PROCEED
-----------------------------------------------------------------------------------------------------------------------
Full surrender:                                         Amount received plus any indebtedness, minus your investment in the policy.*

Lapse:                                                  Any outstanding indebtedness minus your investment in the
                                                        policy.*

Partial surrenders (modified endowments):               Lesser of: The amount received or policy value minus your
                                                        investment in the policy.*

Policy loans and assignments (modified endowments):     Lesser of: The amount of the loan/assignment or policy value minus your investment in the policy.*

Partial surrenders (not modified endowments):           Generally, if the amount received is greater than your
                                                        investment in the policy,* the amount in excess of your
                                                        investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial
                                                        surrender results in or is necessitated by a reduction in
                                                        benefits.

Policy loans and assignments (not modified              None.**
endowments):

Payment options:                                        If proceeds of the policy will be paid under one of the
                                                        payment options, see the "Payment option" section for tax
                                                        information.
-----------------------------------------------------------------------------------------------------------------------



* The owner's investment is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus the taxable portion of any previous policy loans.

** See "Lapse" under "Source of proceeds" above for explanation of tax treatment


MODIFIED ENDOWMENT CONTRACTS

In 1988, Congress created a new class of life insurance policies called "Modified Endowment Contracts." The IRS taxes these policies differently from conventional life insurance contracts.

Your policy is a modified endowment contract if:

-   you apply for it or materially change it on or after June 21, 1988 and
- the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

Also, any life insurance policy you receive in exchange for a modified endowment is itself a modified endowment.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification on the insured. We recalculate these limits later if certain increases or reductions in benefits occur.


REDUCTIONS IN BENEFITS: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment with applicable tax implications even if you do not pay any further premiums.


DISTRIBUTIONS AFFECTED: Modified endowment rules apply to distributions in the year the policy becomes a modified endowment and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment, which are presumed to be taken in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENTS: The IRS treats all modified endowments issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year are treated as one policy in determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:

-   the distribution occurs after the owner attains age 59 1/2;


- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7) or


- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS


POLICY SPLIT OPTION RIDER: The Policy Split Option Rider permits a policy to be split into two individual permanent plans of insurance then offered by IDS Life for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031, 1035 or 1041 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.


INTEREST PAID ON POLICY LOANS: If the loan is used for personal purposes, such interest is not tax-deductible. Other rules apply if the loan is used for trade or business or investment purposes, or if the policy is owned by a business or a corporation.

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.


OTHER TAXES: Federal estate tax, state and local estate tax or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances.


TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant.

On July 6, 1983, the Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with legal counsel before purchasing the policy for any employment-related insurance or benefit program.

IDS LIFE

IDS Life is a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 AXP Financial Center, Minneapolis, MN 55474.

IDS Life conducts a conventional life insurance business in the District of Columbia and all states except New York. A wholly owned subsidiary of IDS Life, IDS Life Insurance Company of New York, conducts a substantially identical business in New York.

IDS Life has been in the variable annuity business since 1968 and has sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.

OWNERSHIP

IDS Life is a wholly owned subsidiary of American Express Financial Corporation
(AEFC). AEFC, a Delaware corporation, is a wholly-owned subsidiary of American Express Company.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.


Besides managing investments for all funds in the American Express(R) Funds, AEFC also manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life Insurance Company. Total assets under management as of the most recent fiscal year were more than $219 billion.


STATE REGULATION


IDS Life is subject to the laws of Minnesota governing insurance companies and to regulation by the Minnesota Department of Commerce. In addition, IDS Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. IDS Life files an annual statement in a prescribed form with Minnesota's Department of Commerce and in each state in which IDS Life does business. IDS Life's books and accounts are subject to review by the Minnesota Department of Commerce at all times and a full examination of its operations is conducted periodically.

DISTRIBUTION OF THE POLICY

IDS Life is the sole distributor of the policy. IDS Life is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (NASD). Representatives of IDS Life are licensed insurance and annuity agents and are registered with the NASD as representatives of IDS Life.

IDS Life pays its representatives a commission of up to 77% of the initial target premium (annualized) in the first three years when the policy is sold, plus 3.3% of all premiums in excess of the target premium. Each year, IDS Life pays a service fee not greater than 0.125% of the policy value, net of indebtedness. IDS Life also pays additional commissions if an increase occurs.


LEGAL PROCEEDINGS

A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which IDS Life and its affiliates do business. IDS Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. On December 13, 1996, an action entitled LESA BENACQUISTO AND DANIEL BENACQUISTO V. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION WAS COMMENCED IN MINNESOTA STATE COURT. A SECOND ACTION, ENTITLED ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT
V. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in the same court on March 21, 1997. On October 13, 1998, an action entitled RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was also commenced in Minnesota state court. These three class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, IDS Life does not consider any lawsuits in which it is named as a defendant to be material.

EXPERTS

Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of IDS Life Insurance Company at Dec. 31, 2001 and 2000, and for each of the three years in the period ended Dec. 31, 2001, and the individual financial statements of the segregated asset subaccounts of the IDS Life Variable Life Separate Account - American Express Variable Second-to-Die Life Insurance(SM) at Dec. 31, 2001, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


Actuarial matters included in the prospectus have been examined by Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development, as stated in his opinion filed as an exhibit to the Registration Statement.

MANAGEMENT OF IDS LIFE

DIRECTORS

GUMER C. ALVERO

Director and Executive Vice President - Annuities since March 2001. Vice President - Variable Annuities, AEFC, since April 1998. Executive Assistant to President/CEO from April 1996 to April 1998.


TIMOTHY V. BECHTOLD

Director and President since March 2001. Executive Vice President - Risk Management Products from 1995 to 2001. Vice President - Risk Management Products, AEFC, since 1995.


BARRY J. MURPHY
Director and Executive Vice President, Client Service, since March 1994. Director and Senior Vice President, AEFC, since May 1994.


STEPHEN W. ROSZELL
Director since January 2002, Senior Vice President - Institutional Group, AEFC.

JOHN T. SWEENY
Director and Executive Vice President - Finance since January 2002, Vice President - Lead Financial Officer Products, AEFC, since November 2000. Vice President and Controller - Brokerage, AEFC, from November 1996 to November 2000.

OFFICERS OTHER THAN DIRECTORS


PHILIP C. WENTZEL

Vice President and Controller since 1998. Vice President - Finance, Risk Management Products, AEFC since 1997.


DAVID L. YOWAN

Vice President and Treasurer since April 2001. Senior Vice President and Assistant Treasurer of American Express Company since January 1999. Senior Portfolio and Risk Management Officer for the North American Consumer Bank of Citigroup from August 1987 to January 1999.


TIMOTHY S. MEEHAN

Secretary since December 2000. Secretary of AEFC, American Express Financial Advisors Inc., IDS Life Series Fund, Inc., and AEFC since October 1995. Senior Counsel, AEFC, from 1990 to 1995.


TERESA J. RASMUSSEN

Vice President and General Counsel since August 2000. Vice President and Assistant General Counsel, AEFC, since August 2000. Assistant Vice President, AEFC, from October 1995 to August 2000.

The address for all the directors and principal officers is: 70100 AXP Financial Center, Minneapolis, MN 55474.

The officers, employees and sales force of IDS Life are bonded, in the amount of $100 million, by virtue of a blanket fidelity bond issued to American Express Company by Saint Paul Fire and Marine, the lead underwriter.


OTHER INFORMATION

The variable account has filed a registration statement with the SEC. For further information concerning the policy, the variable account and IDS Life, please refer to the registration statement. You can find the registration statement on the SEC's Web site at (http://www.sec.gov).

SUBSTITUTION OF INVESTMENTS

We may change the funds from which the subaccounts buy shares if: the existing funds become unavailable; or in the judgment of IDS Life the funds are no longer suitable for the subaccounts. If these situations occur, we have the right to substitute the funds held in the subaccounts for other registered, open-end management investment companies as long as we believe it would be in the best interest of persons having voting rights under the policies.

In the event of any such substitution or change, IDS Life may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments. IDS Life will notify owners within five days of any substitution or change.

VOTING RIGHTS


As a policy owner with investments in any subaccount, you may vote on important fund matters. Each share of a fund has one vote. On some issues -- for example, the election of directors -- all shares may vote together as one series. In those cases, all shares have cumulative voting rights. Cumulative voting means that shareholders are entitled to a number of votes equal to the number of shares they hold multiplied by the number of directors to be elected and they have the right to divide votes among candidates.


On an issue affecting only one fund -- for example, a fundamental investment restriction pertaining only to that fund -- its shares vote as a separate series. If shareholders of a particular fund vote approval of an agreement, the agreement becomes effective with respect to that fund, whether or not it is approved by shareholders of the other funds.

IDS Life is the owner of all fund shares and therefore holds all voting rights. However, IDS Life will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. IDS Life also will vote fund shares that are not otherwise attributable to owners in the same proportion as those shares in that subaccount for which we receive instructions.

We determine the number of fund shares in each subaccount for which you may give instructions by applying your percentage interest in the subaccount to the total number of votes attributable to the subaccount. We will determine that number as of a date we choose that is 60 days or less before the meeting of the fund. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.


Under certain conditions, IDS Life may disregard voting instructions that would change the goals of one or more of the funds or would result in approval or disapproval of an investment advisory contract. If IDS Life does disregard voting instructions, we will advise you of that action and the reasons for it in our next report to owners.


REPORTS

At least once a year IDS Life will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.


RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the policy. This information relates only to our general account and reflects our ability to make policy payouts and to pay death benefits and other distributions from the policy.

For detailed information on the agency rating given to IDS Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                           www.ambest.com

Fitch                                               www.fitchratings.com

Moody's                                             www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.


POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits may change with the investment experience of the subaccount. The tables show how these amounts might vary, for a male insurance age 55 and a female insurance age 55, both nonsmokers, if:

-   the annual rate of return of the fund is 0%, 6% or 12%.
-   the cost of insurance rates are current rates or guaranteed rates.

This type of illustration involves a number of detailed assumptions. (See chart, "Understanding the Illustrations.") To the extent that your own circumstances differ from those assumed in the illustrations, your expected results would also differ.

Upon request, we will furnish you with comparable tables illustrating death benefits, policy values and cash surrender values based on the actual ages of the persons you propose to insure and on an initial specified amount and premium payment schedule.

In addition, after you have purchased a policy, you may request illustrations based on policy values at the time of request.

UNDERSTANDING THE ILLUSTRATIONS

RATES OF RETURN: assumes uniform, gross, after-tax, annual rates of 0%, 6%, or 12% for the fund. Results would differ depending on allocations among the subaccounts, if returns averaged 0%, 6% and 12% for the funds as a whole, but differed across individual funds.

INSUREDS: assumes a male insurance age 55 and a female insurance age 55, in a standard risk classification, qualifying for the nonsmoker rate. Results would be lower if one or both of the insureds were in a substandard risk classification or did not qualify for the non-smoker rate.

PREMIUMS: assumes a $15,000 premium to be paid in full at the beginning of each policy year. Results would differ if premiums were paid on a different schedule.

POLICY LOANS AND PARTIAL WITHDRAWALS: assumes that none have been made. (Since we assume indebtedness is zero, the cash surrender value in all cases equals the policy value minus the surrender charge.)

EFFECT OF EXPENSES AND CHARGES

The death benefit, policy value and cash surrender value reflect the following charges:

-   Sales charge: 7.25% of all premiums paid.
-   Premium tax charge: 2.5% of each premium payment.
-   Federal tax charge: 1.25% of each premium payment.
- Cost of insurance charge for the sex, age and risk classification for each insured.
-   Policy fee: $30 per month ($30 per month guaranteed maximum) for 15 years.
- The expenses paid by the fund and charges made against the subaccounts as described below:

The net investment return of the subaccounts, shown in the tables, is lower than the gross, after-tax return of the fund because we deducted expenses paid by the fund and charges made against the subaccounts. These include:

- the daily investment management fee paid by the funds, assumed to be equivalent to an annual rate of 0.73% of the fund's aggregate average daily net assets; the assumed investment management fee is approximately equal to a simple average of the investment management fees of the funds available under the policy. The actual charges you incur will depend on how you choose to allocate policy value. See Fund expenses in the Loads, fees and charges section of the prospectus for additional information;
- the 12b-1 fee, assumed to be equivalent to an annual rate of 0.09% of the fund's average daily net assets.
- the daily mortality and expense risk charge, equivalent to 0.9% of the daily net asset value of the subaccounts annually; and
- a nonadvisory expense charge paid by the funds, assumed to be equivalent to an annual rate of 0.15% of each funds aggregate average daily net assets for direct expenses incurred by the fund. The actual charges you incur will depend on how you choose to allocate policy value. See Fund expenses in the Loads, fees and charges section of this prospectus for additional information.

After deduction of the expenses and charges described above, the illustrated gross annual investment rates of return correspond to the following approximate net annual rates of return:

GROSS ANNUAL INVESTMENT RATE                     NET ANNUAL RATE OF RETURN                        NET ANNUAL RATE OF RETURN FOR
OF RETURN                                FOR "GUARANTEED COSTS ASSUMED" ILLUSTRATION          "CURRENT COSTS ASSUMED" ILLUSTRATION
      0%                                               (1.87%)                                            (1.87%)

      6                                                 4.13                                               4.13

     12                                                10.13                                              10.13

TAXES: Results shown in the tables reflect the fact that IDS Life does not currently charge the subaccounts for federal income tax. If we take such a charge in the future, the portfolios will have to earn more than they do now in order to produce the death benefits and policy values illustrated.

At any time, upon written request by you, we will provide a projection of future death benefits and policy values. The projection will be based on assumptions as to specified amount(s), type of coverage option and future premium payments as are necessary and specified by us and/or you.

ILLUSTRATION
-----------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $1,000,000               MALE -- INSURANCE AGE 55 -- NONSMOKER                CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                           FEMALE -- INSURANCE AGE 55 -- NONSMOKER              ANNUAL PREMIUM $15,000
-----------------------------------------------------------------------------------------------------------------------------
             PREMIUM
           ACCUMULATED         DEATH BENEFIT(1),(2)              POLICY VALUE(1),(2)          CASH SURRENDER VALUE(1),(2)
END OF     WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS
POLICY      INTEREST         ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
YEAR          AT 5%           0%         6%         12%        0%         6%       12%         0%          6%       12%
-----------------------------------------------------------------------------------------------------------------------------
 1        $    15,750  $ 1,000,000 $1,000,000 $ 1,000,000 $  12,627  $  13,413   $  14,199  $  8,627   $  9,413 $   10,199
 2             32,288    1,000,000  1,000,000   1,000,000    25,020     27,381      29,837    21,020     23,381     25,837
 3             49,652    1,000,000  1,000,000   1,000,000    37,068     41,811      46,942    33,068     37,811     42,942
 4             67,884    1,000,000  1,000,000   1,000,000    48,669     56,609      65,547    44,669     52,609     61,547
 5             87,029    1,000,000  1,000,000   1,000,000    59,947     71,913      85,932    55,947     67,913     81,932

 6            107,130    1,000,000  1,000,000   1,000,000    70,691     87,523     108,055    67,091     83,923    104,455
 7            128,237    1,000,000  1,000,000   1,000,000    81,028    103,573     132,223    77,828    100,373    129,023
 8            150,398    1,000,000  1,000,000   1,000,000    90,753    119,875     158,443    87,953    117,075    155,643
 9            173,668    1,000,000  1,000,000   1,000,000    99,887    136,456     186,953    97,487    134,056    184,553
10            198,102    1,000,000  1,000,000   1,000,000   108,449    153,344     218,020   106,449    151,344    216,020

11            223,757    1,000,000  1,000,000   1,000,000   116,351    170,466     251,845   114,751    168,866    250,245
12            250,695    1,000,000  1,000,000   1,000,000   123,716    187,956     288,852   122,516    186,756    287,652
13            278,979    1,000,000  1,000,000   1,000,000   130,457    205,748     329,327   129,657    204,948    328,527
14            308,678    1,000,000  1,000,000   1,000,000   136,490    223,783     373,609   136,090    223,383    373,209
15            339,862    1,000,000  1,000,000   1,000,000   141,933    242,192     422,246   141,933    242,192    422,246

20            520,789    1,000,000  1,000,000   1,000,000   160,357    341,446     753,031   160,357    341,446    753,031
25            751,702    1,000,000  1,000,000   1,366,619   146,797    443,041   1,301,542   146,797    443,041  1,301,542
30          1,046,412    1,000,000  1,000,000   2,289,076    39,711    516,976   2,180,072    39,711    516,976  2,180,072
35          1,422,545            0  1,000,000   3,732,585         0    500,269   3,554,843         0    500,269  3,554,843
40          1,902,596            0  1,000,000   5,961,864         0    279,142   5,677,965         0    279,142  5,677,965
45          2,515,277            0          0   9,122,254         0          0   9,031,935         0          0  9,031,935
-----------------------------------------------------------------------------------------------------------------------------

(1) Assumes no policy loans or partial withdrawals have been made.

(2) Assumes a $15,000 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


ILLUSTRATION
-----------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $1,000,000               MALE -- INSURANCE AGE 55 -- NONSMOKER             GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                           FEMALE -- INSURANCE AGE 55 -- NONSMOKER              ANNUAL PREMIUM $15,000
-----------------------------------------------------------------------------------------------------------------------------
            PREMIUM
           ACCUMULATED         DEATH BENEFIT(1),(2)              POLICY VALUE(1),(2)          CASH SURRENDER VALUE(1),(2)
END OF     WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS
POLICY      INTEREST        ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
YEAR          AT 5%        0%          6%         12%        0%         6%         12%          0%         6%        12%
-----------------------------------------------------------------------------------------------------------------------------
 1       $   15,750  $1,000,000  $1,000,000   $1,000,000 $  12,627  $  13,413  $   14,199   $  8,627   $ 9 ,413  $    10,199
 2           32,288   1,000,000   1,000,000    1,000,000    25,020     27,381      29,837     21,020     23,381       25,837
 3           49,652   1,000,000   1,000,000    1,000,000    37,068     41,811      46,942     33,068     37,811       42,942
 4           67,884   1,000,000   1,000,000    1,000,000    48,669     56,609      65,547     44,669     52,609       61,547
 5           87,029   1,000,000   1,000,000    1,000,000    59,947     71,913      85,932     55,947     67,913       81,932

 6          107,130   1,000,000   1,000,000    1,000,000    70,691     87,523     108,055     67,091     83,923      104,455
 7          128,237   1,000,000   1,000,000    1,000,000    81,028    103,573     132,223     77,828    100,373      129,023
 8          150,398   1,000,000   1,000,000    1,000,000    90,753    119,875     158,443     87,953    117,075      155,643
 9          173,668   1,000,000   1,000,000    1,000,000    99,887    136,456     186,953     97,487    134,056      184,553
10          198,102   1,000,000   1,000,000    1,000,000   108,343    153,240     217,920    106,343    151,240      215,920

11          223,757   1,000,000   1,000,000    1,000,000   115,934    170,053     251,447    114,334    168,453      249,847
12          250,695   1,000,000   1,000,000    1,000,000   122,684    186,925     287,863    121,484    185,725      286,663
13          278,979   1,000,000   1,000,000    1,000,000   128,412    203,692     327,367    127,612    202,892      326,567
14          308,678   1,000,000   1,000,000    1,000,000   133,040    220,292     370,298    132,640    219,892      369,898
15          339,862   1,000,000   1,000,000    1,000,000   136,493    236,663     417,061    136,493    236,663      417,061

20          520,789   1,000,000   1,000,000    1,000,000   125,968    307,073     726,517    125,968    307,073      726,517
25          751,702   1,000,000   1,000,000    1,306,547    18,342    317,989   1,244,330     18,342    317,989    1,244,330
30        1,046,412           0   1,000,000    2,172,163         0    152,589   2,068,727          0    152,589    2,068,727
35        1,422,545           0           0    3,492,912         0          0   3,326,582          0          0    3,326,582
40        1,902,596           0           0    5,437,907         0          0   5,178,959          0          0    5,178,959
45        2,515,277           0           0    8,032,211         0          0   7,952,684          0          0    7,952,684
-----------------------------------------------------------------------------------------------------------------------------

(1) Assumes no policy loans or partial withdrawals have been made.

(2) Assumes a $15,000 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATION
-------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $1,000,000               MALE -- INSURANCE AGE 55 -- NONSMOKER                CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 2                           FEMALE -- INSURANCE AGE 55 -- NONSMOKER              ANNUAL PREMIUM $15,000
-------------------------------------------------------------------------------------------------------------------------------
             PREMIUM
           ACCUMULATED         DEATH BENEFIT(1),(2)              POLICY VALUE(1),(2)            CASH SURRENDER VALUE(1),(2)
END OF     WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS
POLICY      INTEREST        ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%         0%          6%         12%           0%         6%         12%          0%         6%         12%
-------------------------------------------------------------------------------------------------------------------------------
 1     $   15,750     $1,012,626   $1,013,411  $1,014,197   $ 12,626   $ 13,411   $   14,197    $  8,626   $  9,411  $   10,197
 2         32,288      1,025,015    1,027,376   1,029,832     25,015     27,376       29,832      21,015     23,376      25,832
 3         49,652      1,037,055    1,041,796   1,046,925     37,055     41,796       46,925      33,055     37,796      42,925
 4         67,884      1,048,632    1,056,566   1,065,497     48,632     56,566       65,497      44,632     52,566      61,497
 5         87,029      1,059,875    1,071,824   1,085,824     59,875     71,824       85,824      55,875     67,824      81,824

 6        107,130      1,070,552    1,087,346   1,107,833     70,552     87,346      107,833      66,952     83,746     104,233
 7        128,237      1,080,793    1,103,265   1,131,819     80,793    103,265      131,819      77,593    100,065     128,619
 8        150,398      1,090,370    1,119,352   1,157,731     90,370    119,352      157,731      87,570    116,552     154,931
 9        173,668      1,099,293    1,135,615   1,185,764     99,293    135,615      185,764      96,893    133,215     183,364
10        198,102      1,107,577    1,152,060   1,216,133    107,577    152,060      216,133     105,577    150,060     214,133

11        223,757      1,115,114    1,168,574   1,248,949    115,114    168,574      248,949     113,514    166,974     247,349
12        250,695      1,122,036    1,185,282   1,284,585    122,036    185,282      284,585     120,836    184,082     283,385
13        278,979      1,128,238    1,202,068   1,323,203    128,238    202,068      323,203     127,438    201,268     322,403
14        308,678      1,133,614    1,218,816   1,364,977    133,614    218,816      364,977     133,214    218,416     364,577
15        339,862      1,138,297    1,235,644   1,410,354    138,297    235,644      410,354     138,297    235,644     410,354

20        520,789      1,150,943    1,320,313   1,704,671    150,943    320,313      704,671     150,943    320,313     704,671
25        751,702      1,125,987    1,382,750   2,134,996    125,987    382,750    1,134,996     125,987    382,750   1,134,996
30      1,046,412      1,002,287    1,344,062   2,701,449      2,287    344,062    1,701,449       2,287    344,062   1,701,449
35      1,422,545              0    1,055,275   3,344,440          0     55,275    2,344,440           0     55,275   2,344,440
40      1,902,596              0            0   4,077,282          0          0    3,077,282           0          0   3,077,282
45      2,515,277              0            0   4,468,284          0          0    3,468,284           0          0   3,468,284
-----------------------------------------------------------------------------------------------------------------------------

(1) Assumes no policy loans or partial withdrawals have been made.

(2) Assumes a $15,000 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATION
---------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $1,000,000               MALE -- INSURANCE AGE 55 -- NONSMOKER             GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 2                           FEMALE -- INSURANCE AGE 55 -- NONSMOKER              ANNUAL PREMIUM $15,000
---------------------------------------------------------------------------------------------------------------------------------
             PREMIUM
           ACCUMULATED         DEATH BENEFIT(1),(2)              POLICY VALUE(1),(2)            CASH SURRENDER VALUE(1),(2)
END OF     WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS
POLICY      INTEREST        ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%         0%            6%         12%          0%          6%         12%          0%         6%        12%
---------------------------------------------------------------------------------------------------------------------------------
 1      $   15,750     $1,012,626   $1,013,411  $1,014,197   $  12,626   $  13,411   $ 14,197    $  8,626   $   9,411  $   10,197
 2          32,288      1,025,015    1,027,376   1,029,832      25,015      27,376     29,832      21,015      23,376      25,832
 3          49,652      1,037,055    1,041,796   1,046,925      37,055      41,796     46,925      33,055      37,796      42,925
 4          67,884      1,048,632    1,056,566   1,065,497      48,632      56,566     65,497      44,632      52,566      61,497
 5          87,029      1,059,875    1,071,824   1,085,824      59,875      71,824     85,824      55,875      67,824      81,824

 6         107,130      1,070,552    1,087,346   1,107,833      70,552      87,346    107,833      66,952      83,746     104,233
 7         128,237      1,080,793    1,103,265   1,131,819      80,793     103,265    131,819      77,593     100,065     128,619
 8         150,398      1,090,370    1,119,352   1,157,731      90,370     119,352    157,731      87,570     116,552     154,931
 9         173,668      1,099,293    1,135,615   1,185,764      99,293     135,615    185,764      96,893     133,215     183,364
10         198,102      1,107,459    1,151,938   1,216,007     107,459     151,938    216,007     105,459     149,938     214,007

11         223,757      1,114,643    1,168,080   1,248,432     114,643     168,080    248,432     113,043     166,480     246,832
12         250,695      1,120,864    1,184,034   1,283,260     120,864     184,034    283,260     119,664     182,834     282,060
13         278,979      1,125,904    1,199,548   1,320,484     125,904     199,548    320,484     125,104     198,748     319,684
14         308,678      1,129,667    1,214,480   1,360,220     129,667     214,480    360,220     129,267     214,080     359,820
15         339,862      1,132,057    1,228,686   1,402,597     132,057     228,686    402,597     132,057     228,686     402,597

20         520,789      1,111,733    1,274,064   1,649,692     111,733     274,064    649,692     111,733     274,064     649,692
25         751,702              0    1,212,344   1,916,149           0     212,344    916,149           0     212,344     916,149
30       1,046,412              0            0   2,091,566           0          0   1,091,566           0           0   1,091,566
35       1,422,545              0            0   1,936,646           0          0     936,646           0           0     936,646
40       1,902,596              0            0   1,076,004           0          0      76,004           0           0      76,004
45       2,515,277              0            0           0           0          0           0           0           0           0
---------------------------------------------------------------------------------------------------------------------------------

(1) Assumes no policy loans or partial withdrawals have been made.

(2) Assumes a $15,000 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - VARIABLE SECOND-TO-DIE LIFE
 INSURANCE(SM)


ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY


We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life Variable Life Separate Account - Variable Second-To-Die Life Insurance(SM) (comprised of subaccounts U, FEI, Y, V, IL, X, W, FBC, FBD, FCR, FCM, FDE, FEM, FEX, FFI, FGB, FGR, FIE, FMF, FND, FIV, FSM, FSA, FCA, FCD, FGI, FIR, FVL, FSB, FEG, FSC, FGC, FMP, FOS, FRE, FSV, FIF, FIS, FSE, FUE, FMC, FAG, FGT, FIG, FIP, FGW, FDS, FPH, FIN, FNO, FVS, FMI, FVA, FIC and FSP) as of December 31, 2001, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life Variable Life Separate Account - Variable Second-To-Die Life Insurance(SM) at December 31, 2001 and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


ERNST & YOUNG LLP





Minneapolis, Minnesota

March 22, 2002

STATEMENTS OF ASSETS AND LIABILITIES

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                     -----------------------------------------------------------------------------------------------
DECEMBER 31, 2001                             U           FEI           Y            V            IL             X            W
ASSETS

Investments in shares of
  mutual funds and portfolios:
                                     -----------------------------------------------------------------------------------------------
   at cost                             $1,253,232,516  $5,296,594  $17,752,278  $96,494,851  $330,925,161  $529,730,690  $68,109,585
                                     -----------------------------------------------------------------------------------------------
   at market value                     $  837,413,671  $5,405,063  $17,974,790  $93,653,083  $219,317,480  $469,362,926  $68,112,790
Dividends receivable                               --          --       72,766      446,615            --            --      109,157
Accounts receivable from IDS Life
  for contract purchase payments              192,853      15,796       37,323       39,521        25,666        45,196      212,465
Receivable from mutual funds,
  portfolios and the trust for
  share redemptions                                --          --           --           --            --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                              837,606,524   5,420,859   18,084,879   94,139,219   219,343,146   469,408,122   68,434,412
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee             640,095       4,038       13,761       72,229       168,035       359,559       51,602
   Transaction charge                              --          --           --           --            --            --           --
   Contract terminations                           --          --           --           --            --            --           --
Payable to mutual funds and
  portfolios for investments purchased             --          --           --           --            --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                             640,095       4,038       13,761       72,229       168,035       359,559       51,602
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period     $  836,966,429  $5,416,821  $18,071,118  $94,066,990  $219,175,111  $469,048,563  $68,382,810
====================================================================================================================================
Accumulation units outstanding            213,092,229   5,554,108    7,243,693   36,653,025   142,156,788   138,520,260   36,982,375
====================================================================================================================================
Net asset value per accumulation unit  $         3.93  $     0.98  $      2.49  $      2.57  $       1.54  $       3.39  $      1.85
====================================================================================================================================

See accompanying notes to financial statements.

                                       53

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                        -----------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                FBC          FBD         FCR          FCM           FDE         FEM        FEX
ASSETS

Investments in shares of mutual
  funds and portfolios:
   at cost                               $2,642,275   $13,494,143   $653,490   $22,689,483   $14,416,124   $287,263   $7,396,243
                                        -----------------------------------------------------------------------------------------
   at market value                       $2,364,554   $13,421,736   $623,160   $22,688,949   $14,623,872   $280,300   $7,082,123
Dividends receivable                             --        60,559         --        32,836            --         --       60,274
Accounts receivable from IDS Life
  for contract purchase payments              6,962            --      1,058       158,366        60,293        163       12,884
Receivable from mutual funds and
  portfolios for share redemptions               --            --         --            --            --         --           --
---------------------------------------------------------------------------------------------------------------------------------
Total assets                              2,371,516    13,482,295    624,218    22,880,151    14,684,165    280,463    7,155,281
=================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee             1,758         9,940        458        16,638        10,558        206        5,112
   Transaction charge                            --            --         --            --            --         --           --
   Contract terminations                         --         4,406         --            --            --         --           --
Payable to mutual funds and
  portfolios for investments purchased           --            --         --            --            --         --           --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                             1,758        14,346        458        16,638        10,558        206        5,112
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable
  Life contracts in accumulation period  $2,369,758   $13,467,949   $623,760   $22,863,513   $14,673,607   $280,257   $7,150,169
=================================================================================================================================
Accumulation units outstanding            3,208,105    11,757,707    904,089    21,573,484    14,694,932    369,932    7,416,277
=================================================================================================================================
Net asset value per accumulation unit    $     0.74   $      1.15   $   0.69   $      1.06   $      1.00   $   0.76   $     0.96
=================================================================================================================================

See accompanying notes to financial statements.

                                       54

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                        ----------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                FFI         FGB         FGR          FIE          FMF         FND          FIV
ASSETS

Investments in shares of mutual funds
  and portfolios:
   at cost                               $4,812,610  $1,653,399  $12,719,109  $ 1,272,075  $2,910,294  $83,079,203  $  9,786,964
                                        ----------------------------------------------------------------------------------------
   at market value                       $4,794,720  $1,645,376  $ 9,665,698  $   992,654  $2,736,094  $70,793,379  $  9,377,885
Dividends receivable                         21,762      12,669           --           --          --           --            --
Accounts receivable from IDS Life
  for contract purchase payments                 --         298       34,051        1,358       3,604      206,073        39,884
Receivable from mutual funds
  and portfolios for share redemptions           --          --           --           --          --           --            --
--------------------------------------------------------------------------------------------------------------------------------
Total assets                              4,816,482   1,658,343    9,699,749      994,012   2,739,698   70,999,452     9,417,769
================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee             3,573       1,213        7,201          740       2,040       52,422         6,712
   Transaction charge                            --          --           --           --          --           --            --
   Contract terminations                        270          --           --           --          --           --            --
Payable to mutual funds and
  portfolios for investments purchased           --          --           --           --          --           --            --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                             3,843       1,213        7,201          740       2,040       52,422         6,712
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable
  Life contracts in accumulation period  $4,812,639  $1,657,130  $ 9,692,548  $   993,272  $2,737,658  $70,947,030  $  9,411,057
================================================================================================================================
Accumulation units outstanding            4,256,663   1,540,868   18,389,620    1,636,061   3,220,759   82,787,454    11,971,050
================================================================================================================================
Net asset value per accumulation unit    $     1.13  $     1.08  $      0.53  $      0.61  $     0.85  $      0.86  $       0.79
================================================================================================================================

See accompanying notes to financial statements.

                                       55

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                        ---------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                FSM         FSA         FCA         FCD          FGI          FIR          FVL
ASSETS

Investments in shares of mutual funds
  and portfolios:
   at cost                               $3,806,833  $8,147,880  $5,551,381  $3,931,772  $429,946,398  $ 7,366,949  $28,662,783
                                        ---------------------------------------------------------------------------------------
   at market value                       $3,907,810  $5,716,195  $4,380,238  $3,832,740  $355,473,411  $ 6,418,966  $32,735,082
Dividends receivable                             --          --          --          --            --           --           --
Accounts receivable from IDS Life
  for contract purchase payments             30,060      21,179       9,877          --       228,527       11,762      119,134
Receivable from mutual funds and
  portfolios for share redemptions               --          --       3,172       5,750       267,618        4,664       24,098
-------------------------------------------------------------------------------------------------------------------------------
Total assets                              3,937,870   5,737,374   4,393,287   3,838,490   355,969,556    6,435,392   32,878,314
===============================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee             2,854       4,264       3,172       2,820       267,618        4,664       24,098
   Transaction charge                            --          --          --          --            --           --           --
   Contract terminations                         --          --          --       2,930            --           --           --
Payable to mutual funds and
  portfolios for investments purchased           --          --       9,877          --       228,527       11,762      119,134
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                             2,854       4,264      13,049       5,750       496,145       16,426      143,232
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable
  Life contracts in accumulation period  $3,935,016  $5,733,110  $4,380,238  $3,832,740  $355,473,411  $ 6,418,966  $32,735,082
===============================================================================================================================
Accumulation units outstanding            4,264,159   9,944,622   6,567,435   4,198,547   261,262,748   10,087,043   28,326,280
===============================================================================================================================
Net asset value per accumulation unit    $     0.92  $     0.58  $     0.67  $     0.91  $       1.36  $      0.64  $      1.16
===============================================================================================================================

See accompanying notes to financial statements.

                                       56

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                        --------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                FSB         FEG         FSC          FGC          FMP          FOS         FRE
ASSETS

Investments in shares of mutual funds
  and portfolios:
   at cost                               $1,147,007  $1,602,022  $26,765,094  $14,778,773  $25,633,018  $5,101,250  $6,547,540
                                        --------------------------------------------------------------------------------------
at market value                          $1,066,464  $1,456,538  $18,574,837  $14,694,057  $26,662,167  $4,415,498  $6,801,142
Dividends receivable                             --          --           --           --           --          --          --
Accounts receivable from IDS Life
  for contract purchase payments              2,060         255       26,895       34,597      125,611       4,927      20,636
Receivable from mutual funds and
  portfolios for share redemptions              779       1,080       13,820       10,510       19,475       3,192       4,916
------------------------------------------------------------------------------------------------------------------------------
Total assets                              1,069,303   1,457,873   18,615,552   14,739,164   26,807,253   4,423,617   6,826,694
==============================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee               779       1,080       13,820       10,510       19,475       3,192       4,916
   Transaction charge                            --          --           --           --           --          --          --
   Contract terminations                         --          --           --           --           --          --          --
Payable to mutual funds and
  portfolios for investments purchased        2,060         255       26,895       34,597      125,611       4,927      20,636
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                             2,839       1,335       40,715       45,107      145,086       8,119      25,552
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period       $1,066,464  $1,456,538  $18,574,837  $14,694,057  $26,662,167  $4,415,498  $6,801,142
==============================================================================================================================
Accumulation units outstanding            1,189,738   1,795,308   15,951,767   16,412,651   23,650,921   6,414,482   5,495,055
==============================================================================================================================
Net asset value per accumulation unit    $     0.90  $     0.81  $      1.16  $      0.90  $      1.13  $     0.69  $     1.24
==============================================================================================================================

See accompanying notes to financial statements.

                                       57

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                        ------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                FSV         FIF        FIS         FSE         FUE         FMC           FAG
ASSETS

Investments in shares of mutual funds
  and portfolios:
   at cost                               $3,619,536  $15,486,720  $634,014  $2,444,656  $5,248,008  $11,959,287  $11,867,310
                                        ------------------------------------------------------------------------------------
   at market value                       $3,846,753  $11,327,807  $643,493  $2,588,085  $4,931,550  $12,096,095  $ 7,786,649
Dividends receivable                             --           --        --          --          --           --           --
Accounts receivable from IDS Life
  for contract purchase payments             10,718       14,372       881      28,879       7,162       57,010       20,455
Receivable from mutual funds and
  portfolios for share redemptions            2,790        8,379       465       1,848       3,606        8,749        5,722
----------------------------------------------------------------------------------------------------------------------------
Total assets                              3,860,261   11,350,558   644,839   2,618,812   4,942,318   12,161,854    7,812,826
============================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee             2,790        8,379       465       1,848       3,606        8,749        5,722
   Transaction charge                            --           --        --          --          --           --           --
   Contract terminations                         --           --        --          --          --           --           --
Payable to mutual funds and portfolios
  for investments purchased                  10,718       14,372       881      28,879       7,162       57,010       20,455
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                            13,508       22,751     1,346      30,727      10,768       65,759       26,177
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period       $3,846,753  $11,327,807  $643,493  $2,588,085  $4,931,550  $12,096,095  $ 7,786,649
============================================================================================================================
Accumulation units outstanding            3,004,254   12,595,870   683,040   2,459,460   6,233,984    9,095,024   17,310,233
============================================================================================================================
Net asset value per accumulation unit    $     1.28  $      0.90  $   0.94  $     1.05  $     0.79  $      1.33  $      0.45
============================================================================================================================

See accompanying notes to financial statements.

                                       58

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                        -----------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                 FGT          FIG          FIP         FGW           FDS        FPH           FIN
ASSETS

Investments in shares of mutual funds
  and portfolios:
   at cost                               $  9,121,574  $18,184,916  $3,291,507  $12,669,120  $12,013,385  $4,983,371  $ 8,014,800
                                        -----------------------------------------------------------------------------------------
   at market value                       $  5,793,976  $15,760,246  $3,010,665  $11,529,113  $12,082,775  $4,367,280  $ 6,137,754
Dividends receivable                               --           --          --           --           --          --           --
Accounts receivable from IDS Life for
  contract purchase payments                   12,916       45,904      12,731       36,608       65,998       3,390       11,647
Receivable from mutual funds and
  portfolios for share redemptions              4,290       11,566       2,140        8,331        8,751       3,290        4,535
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                5,811,182   15,817,716   3,025,536   11,574,052   12,157,524   4,373,960    6,153,936
=================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee               4,290       11,566       2,140        8,331        8,751       3,290        4,535
   Transaction charge                              --           --          --           --           --          --           --
   Contract terminations                           --           --          --           --           --          --           --
Payable to mutual funds and portfolios
  for investments purchased                    12,916       45,904      12,731       36,608       65,998       3,390       11,647
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                              17,206       57,470      14,871       44,939       74,749       6,680       16,182
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period       $  5,793,976  $15,760,246  $3,010,665  $11,529,113  $12,082,775  $4,367,280  $  6,137,754
=================================================================================================================================
Accumulation units outstanding             12,968,976   24,849,108   4,159,385   16,763,506   13,315,317   4,713,296   12,061,934
=================================================================================================================================
Net asset value per accumulation unit    $       0.45  $      0.63  $     0.72  $      0.69  $      0.91  $     0.93  $      0.51
=================================================================================================================================

See accompanying notes to financial statements.

                                       59

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                        ------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                   FNO           FVS         FMI           FVA        FIC           FSP
ASSETS

Investments in shares of mutual funds
  and portfolios:
   at cost                               $456,919,381  $11,079,520  $13,048,712  $26,617,182  $6,116,121  $  9,296,602
                                        ------------------------------------------------------------------------------
   at market value                       $287,829,930  $ 8,403,404  $14,350,890  $28,053,526  $4,725,425  $  9,912,334
Dividends receivable                               --           --           --           --          --            --
Accounts receivable from IDS Life for
  contract purchase payments                  215,040       43,441       83,465      112,727      21,568        92,451
Receivable from mutual funds and
  portfolios for share redemptions            216,285        6,197       10,309       20,265       3,446         7,041
----------------------------------------------------------------------------------------------------------------------
Total assets                              288,261,255    8,453,042   14,444,664   28,186,518   4,750,439    10,011,826
======================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee             216,285        6,197       10,309       20,265       3,446         7,041
   Transaction charge                              --           --           --           --          --            --
   Contract terminations                           --           --           --           --          --            --
Payable to mutual funds and portfolios
  for investments purchased                   215,040       43,441       83,465      112,727      21,568        92,451
----------------------------------------------------------------------------------------------------------------------
Total liabilities                             431,325       49,638       93,774      132,992      25,014        99,492
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period       $287,829,930  $ 8,403,404  $14,350,890  $28,053,526  $4,725,425  $  9,912,334
======================================================================================================================
Accumulation units outstanding            229,365,799   14,086,969    9,732,936   19,730,635   8,156,564     8,497,427
======================================================================================================================
Net asset value per accumulation unit    $       1.25  $      0.60  $      1.47  $      1.42  $     0.58  $       1.17
======================================================================================================================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

                                                                  SEGREGATED ASSET SUBACCOUNTS
                              ------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001            U            FEI        Y             V              IL               X               W
INVESTMENT INCOME

Dividend income from
  mutual funds and portfolios   $    1,252,533   $  48,797  $  816,298  $  5,727,326  $    2,354,890  $     9,529,959   $ 2,386,596
Variable account expenses            8,342,236      38,464     144,797       844,866       2,274,135        4,513,320       577,267
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net     (7,089,703)     10,333     671,501     4,882,460          80,755        5,016,639     1,809,329
====================================================================================================================================

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales
 of investments in mutual
 funds and portfolios:
   Proceeds from sales              52,408,036     285,705   1,960,699     8,667,677      24,304,187       36,352,865    19,151,411
   Cost of investments sold         73,902,133     279,308   1,923,564     8,936,280      34,976,469       40,796,038    19,150,984
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
 sales of investments              (21,494,097)      6,397      37,135      (268,603)    (10,672,282)      (4,443,173)          427
Distributions from capital
 gains                             124,530,218       5,453          --            --              --          102,336            --
Net change in unrealized
 appreciation or
 depreciation of investments      (499,021,511)     22,703      38,981     1,711,632     (81,853,458)    (123,553,064)        2,918
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on
 investments                      (395,985,390)     34,553      76,116     1,443,029     (92,525,740)    (127,893,901)        3,345
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 operations                     $ (403,075,093)  $  44,886  $  747,617  $  6,325,489  $  (92,444,985) $  (122,877,262)  $ 1,812,674
====================================================================================================================================

                                                                  SEGREGATED ASSET SUBACCOUNTS
                             -------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
(CONTINUED)                          FBC             FBD         FCR          FCM            FDE            FEM              FEX
INVESTMENT INCOME

Dividend income from mutual
  funds and portfolios          $       11,277   $ 323,699  $    1,360  $    381,605  $       65,588  $            41   $   343,473
Variable account expenses               14,255      46,497       2,954       110,321          41,829            1,774        28,803
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net         (2,978)    277,202      (1,594)      271,284          23,759           (1,733)      314,670
====================================================================================================================================

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales
 of investments in mutual
 funds and portfolios:
   Proceeds from sales                 122,300     688,473     154,598     9,477,103         113,980           30,159       117,241
   Cost of investments sold            144,133     686,019     195,096     9,477,081         114,484           35,807       123,046
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
 sales of investments                  (21,833)      2,454     (40,498)           22            (504)          (5,648)       (5,805)
Distributions from capital
 gains                                     --           --          --            --              --               --             --
Net change in unrealized
 appreciation or depreciation
 of investments                       (213,703)    (80,226)    (12,212)         (642)        205,389            8,428      (260,957)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments        (235,536)    (77,772)    (52,710)         (620)        204,885            2,780      (266,762)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from
 operations                     $     (238,514)  $ 199,430  $  (54,304) $    270,664  $      228,644  $         1,047   $    47,908
====================================================================================================================================

See accompanying notes to financial statements.

                                       61

                                                                    SEGREGATED ASSET SUBACCOUNTS
                             -------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
(CONTINUED)                             FFI           FGB          FGR           FIE             FMF            FND           FIV
INVESTMENT INCOME

Dividend income from mutual
  funds and portfolios             $    75,320   $   35,246    $        --  $      9,034    $     42,291  $    124,124   $   43,621
Variable account expenses               15,428        7,499         61,554         6,285          14,470       422,665       38,025
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net         59,892       27,747        (61,554)        2,749          27,821      (298,541)       5,596
====================================================================================================================================

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales
 of investments in mutual
 funds and portfolios:
   Proceeds from sales                 687,463       98,373        209,173       179,456         268,331       396,083      151,419
   Cost of investments sold            683,157       97,400        299,858       241,712         296,446       494,981      167,584
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  sales of investments                   4,306          973        (90,685)      (62,256)        (28,115)      (98,898)     (16,165)
Distributions from capital
 gains                                      --           --             --            --              --            --           --
Net change in unrealized
 appreciation or depreciation
 of investments                        (20,534)     (16,471)    (2,139,731)     (147,032)       (136,357)   (6,499,837)    (351,202)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments         (16,228)     (15,498)    (2,230,416)     (209,288)       (164,472)   (6,598,735)    (367,367)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from
 operations                        $    43,664   $   12,249    $(2,291,970) $   (206,539)   $   (136,651) $ (6,897,276)  $ (361,771)
====================================================================================================================================

                                                                   SEGREGATED ASSET SUBACCOUNTS
                             -------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
(CONTINUED)                             FSM          FSA          FCA          FCD           FGI             FIR             FVL
INVESTMENT INCOME

Dividend income from mutual
  funds and portfolios            $         --  $     9,481  $       --   $        --   $      175,204   $        1,083  $ 128,305
Variable account expenses               16,478       36,874      24,701        21,168        3,377,015           28,944    160,154
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net        (16,478)     (27,393)    (24,701)      (21,168)      (3,201,811)         (27,861)   (31,849)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales
 of investments in mutual
 funds and portfolios:
   Proceeds from sales                  65,916      143,069      49,082        98,809       13,745,587           29,065     92,610
   Cost of investments sold             69,353      213,497      63,535       108,340       16,678,691           31,474     81,438
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
 sales of investments                   (3,437)     (70,428)    (14,453)       (9,531)      (2,933,104)          (2,409)    11,172
Distributions from capital
 gains                                      --           --     334,902            --               --          119,628         --
Net change in unrealized
 appreciation or depreciation
 of investments                        113,812   (1,305,987)   (873,698)      (85,311)     (99,566,372)        (914,369)  2,643,243
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments         110,375   (1,376,415)   (553,249)      (94,842)    (102,499,476)        (797,150)  2,654,415
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from
 operations                       $     93,897  $(1,403,808) $ (577,950)  $  (116,010)  $ (105,701,287)  $     (825,011) $2,622,566
====================================================================================================================================

See accompanying notes to financial statements.

                                       62

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                ----------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
(CONTINUED)                            FSB           FEG            FSC          FGC          FMP          FOS         FRE
INVESTMENT INCOME

Dividend income from mutual
  funds and portfolios            $     39,709   $         --   $         --    $  19,020   $       --   $   58,534   $     73,646
Variable account expenses                3,980          9,283        139,402       51,110      111,709       21,129         23,411
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net         35,729         (9,283)      (139,402)     (32,090)    (111,709)      37,405         50,235
====================================================================================================================================

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales
 of investments in mutual
 funds and portfolios:
   Proceeds from sales                  11,402         27,031        333,863       32,635      126,252       97,263         10,582
   Cost of investments sold             16,126         32,800        534,796       37,707      134,786      117,106         10,430
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
 sales of investments                   (4,724)        (5,769)      (200,933)      (5,072)      (8,534)     (19,843)           152
Distributions from capital
 gains                                  19,347             --             --       64,456           --       93,526             --
Net change in unrealized
 appreciation or depreciation
 of investments                        (71,023)       (92,360)    (2,186,992)     (55,494)     890,635     (609,567)       240,426
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments         (56,400)       (98,129)    (2,387,925)       3,890      882,101     (535,884)       240,578
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from
 operations                       $    (20,671)  $   (107,412)  $ (2,527,327)   $ (28,200)  $  770,392   $ (498,479)  $    290,813
====================================================================================================================================

                                                                  SEGREGATED ASSET SUBACCOUNTS
                            --------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
(CONTINUED)                            FSV            FIF            FIS         FSE           FUE           FMC           FAG
INVESTMENT INCOME

Dividend income from mutual
 funds and portfolios             $      3,817   $    259,643   $      6,787    $   6,922   $   21,813   $  103,885   $         --
Variable account expenses               12,429         83,192          2,387       10,354       23,610       37,597         52,502
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net         (8,612)       176,451          4,400       (3,432)      (1,797)      66,288        (52,502)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales
 of investments in mutual
 funds and portfolios:
   Proceeds from sales                  30,869        331,345         36,417       24,740      205,897       19,263         89,244
   Cost of investments sold             31,989        394,141         38,143       24,734      231,205       18,897        142,941
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
 sales of investments                   (1,120)       (62,796)        (1,726)           6      (25,308)         366        (53,697)
Distributions from capital
 gains                                  22,083      2,042,062             --           --           --      536,576             --
Net change in unrealized
 appreciation or depreciation
 of investments                        220,369     (3,718,196)        10,284      154,305     (221,732)     107,132     (2,638,902)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments         241,332     (1,738,930)         8,558      154,311     (247,040)     644,074     (2,692,599)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from
 operations                       $    232,720   $ (1,562,479)  $     12,958    $ 150,879   $ (248,837)  $  710,362   $ (2,745,101)
====================================================================================================================================

See accompanying notes to financial statements.

                                       63

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                ----------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
(CONTINUED)                            FGT            FIG             FIP            FGW           FDS        FPH           FIN
INVESTMENT INCOME

Dividend income from mutual
 funds and portfolios             $     30,454   $      69,481  $         79    $     2,161   $       --  $   420,800  $        --
Variable account expenses               40,952          80,284        11,487         50,293       54,661       31,791       40,682
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net        (10,498)        (10,803)      (11,408)       (48,132)     (54,661)     389,009      (40,682)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales
 of investments in mutual
 funds and portfolios:
   Proceeds from sales                 207,539          68,573        21,092         30,375       67,637      229,541       10,627
   Cost of investments sold            330,819          94,333        23,436         39,430       78,567      266,835       14,439
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
 sales of investments                 (123,280)        (25,760)       (2,344)        (9,055)     (10,930)     (37,294)      (3,812)
Distributions from capital
 gains                                      --              --         5,234         26,071      123,787           --           --
Net change in unrealized
 appreciation or depreciation
 of investments                     (1,971,927)     (1,719,334)     (277,122)      (985,505)     158,445     (280,601)  (1,266,992)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments      (2,095,207)     (1,745,094)     (274,232)      (968,489)     271,302     (317,895)  (1,270,804)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from
 operations                       $ (2,105,705)  $  (1,755,897) $   (285,640)   $(1,016,621)  $  216,641  $    71,114  $(1,311,486)
====================================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
(CONTINUED)                                          FNO           FVS           FMI           FVA          FIC          FSP
INVESTMENT INCOME

Dividend income from mutual
 funds and portfolios                            $          --  $         --    $        --   $   14,275  $        --  $     1,009
Variable account expenses                            2,749,346        50,523         44,746       90,499       24,490       34,509
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (2,749,346)      (50,523)       (44,746)     (76,224)     (24,490)     (33,500)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales
 of investments in mutual
 funds and portfolios:
   Proceeds from sales                              10,026,853       158,334         19,851      107,054       40,517       26,272
   Cost of investments sold                         16,069,672       231,468         19,030       99,724       54,621       29,028
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
 sales of investments                               (6,042,819)      (73,134)           821        7,330      (14,104)      (2,756)
Distributions from capital
 gains                                              57,825,740       519,406        204,020       93,713      578,266           --
Net change in unrealized
 appreciation or depreciation
 of investments                                   (169,289,316)   (2,233,239)     1,289,677    1,362,113   (1,125,768)     577,467
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (117,506,395)   (1,786,967)     1,494,518    1,463,156     (561,606)     574,711
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from
 operations                                      $(120,255,741) $ (1,837,490)   $ 1,449,772   $1,386,932  $  (586,096) $   541,211
====================================================================================================================================

See accompanying notes to financial statements.

                                       64

                                                                 SEGREGATED ASSET SUBACCOUNTS
                      --------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31,
 2000                            U               FEI             Y              V              IL              X             W
INVESTMENT INCOME

Dividend income from
 mutual funds and
 portfolios                $  347,499,412   $      24,529  $    794,532    $ 5,321,676   $  58,819,246   $  41,234,632  $ 3,278,053
Mortality and expense
 risk fee                      14,485,013          22,518       128,499        752,857       3,116,827       6,414,426      506,778
------------------------------------------------------------------------------------------------------------------------------------
Investment income
 (loss) -- net                333,014,399           2,011       666,033      4,568,819      55,702,419      34,820,206    2,771,275
====================================================================================================================================

REALIZED AND UNREALIZED
 GAIN
 (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on
 sales
 of investments in mutual
 funds and portfolios:
   Proceeds from sales         56,955,980         273,760     7,096,121     11,011,769       5,680,827      40,682,113   33,654,439
   Cost of investments
   sold                        31,468,446         275,677     7,384,493     11,836,905       4,872,118      29,169,951   33,654,174
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
 on investments                25,487,534          (1,917)     (288,372)      (825,136)        808,709      11,512,162          265
Net change in unrealized
 appreciation or
 depreciation of
 investments                 (777,492,931)         49,345     1,074,999        986,190    (156,344,577)   (150,311,571)        (475)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on
 investments                 (752,005,397)         47,428       786,627        161,054    (155,535,868)   (138,799,409)        (210)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from operations           $ (418,990,998)  $      49,439  $  1,452,660    $ 4,729,873   $ (99,833,449)  $(103,979,203) $ 2,771,065
====================================================================================================================================

                                                                      SEGREGATED ASSET SUBACCOUNTS
                          ----------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31,
2001 (CONTINUED)                FBC(1)          FBD(1)         FCR(1)        FCM(1)         FDE(1)         FEM(1)         FEX(1)
INVESTMENT INCOME

Dividend income from
 mutual funds and
 portfolios                   $     1,795   $       7,596  $     10,968    $    46,937   $       1,683   $          --  $    19,503
Mortality and expense
 risk fee                           1,876           1,056           234          7,038           1,286             274        1,694
------------------------------------------------------------------------------------------------------------------------------------
Investment income
 (loss) -- net                        (81)          6,540        10,734         39,899             397            (274)      17,809
====================================================================================================================================

REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on
 sales of investments in
 mutual funds and
 portfolios:
   Proceeds from sales            159,213          23,281        31,754      1,293,244         298,653           8,268       58,827
   Cost of investments
   sold                           161,552          23,256        36,357      1,293,240         296,289           9,354       60,439
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
 on investments                    (2,339)             25        (4,603)             4           2,364          (1,086)      (1,612)
Net change in unrealized
 appreciation or
 depreciation of
 investments                      (64,018)          7,819       (18,118)           108           2,359         (15,391)     (53,163)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on
 investments                      (66,357)          7,844       (22,721)           112           4,723         (16,477)     (54,775)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from operations              $   (66,438)  $      14,384  $    (11,987)   $    40,011   $       5,120   $     (16,751) $   (36,966)
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.

                                                                    SEGREGATED ASSET SUBACCOUNTS
                         ---------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31,
2001 (CONTINUED)                 FFI(1)         FGB(1)         FGR(1)           FIE(1)        FMF(1)           FND           FIV(1)
INVESTMENT INCOME

Dividend income from
 mutual funds and
 portfolios                  $      2,213   $       1,433  $         --    $    85,907   $      22,412   $   2,275,914  $     3,383
Mortality and expense
 risk fee                             350             513         9,443          1,247             834         169,645        1,789
------------------------------------------------------------------------------------------------------------------------------------
Investment income
 (loss) -- net                      1,863             920        (9,443)        84,660          21,578       2,106,269        1,594
====================================================================================================================================

REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on
 sales of investments in
 mutual funds and
 portfolios:
   Proceeds from sales             23,564          83,941        40,668          7,675          13,797         324,608       19,891
   Cost of investments
   sold                            23,329          84,407        46,277          9,213          14,102         321,917       20,682
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
 on investments                       235            (466)       (5,609)        (1,538)           (305)          2,691         (791)
Net change in unrealized
 appreciation or
 depreciation of
 investments                        2,644           8,448      (913,680)      (132,389)        (37,843)     (5,918,989)     (57,877)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on
 investments                        2,879           7,982      (919,289)      (133,927)        (38,148)     (5,916,298)     (58,668)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from operations             $      4,742   $       8,902  $   (928,732)   $   (49,267)  $     (16,570)  $  (3,810,029) $   (57,074)
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

                                                                          SEGREGATED ASSET SUBACCOUNTS
                           ---------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31,
2001 (CONTINUED)                  FSM(1)          FSA(1)         FCA(1)         FCD(1)           FGI            FIR(1)        FVL
INVESTMENT INCOME

Dividend income from
 mutual funds and
 portfolios                  $     11,432   $     644,605  $     38,739    $        --   $  13,322,551   $          --  $   221,311
Mortality and expense
 risk fee                             933           5,569         3,302          1,919       4,015,010           2,014       61,660
------------------------------------------------------------------------------------------------------------------------------------
Investment income
 (loss) -- net                     10,499         639,036        35,437         (1,919)      9,307,541          (2,014)     159,651
====================================================================================================================================

REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss)
 on sales of investments
 in mutual funds and
 portfolios:
   Proceeds from sales             14,366          30,188        18,378          8,063       2,402,422          12,700      348,443
   Cost of investments
   sold                            15,317          30,414        20,210          8,381       1,825,867          13,463      351,096
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
 on investments                      (951)           (226)       (1,832)          (318)        576,555            (763)      (2,653)
Net change in unrealized
 appreciation or
 depreciation of
 investments                      (12,835)     (1,125,698)     (297,445)       (13,721)    (86,286,587)        (33,614)   1,521,164
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on
 investments                      (13,786)     (1,125,924)     (299,277)       (14,039)    (85,710,032)        (34,377)   1,518,511
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from operations             $     (3,287)  $    (486,888) $   (263,840)   $  (15,958)   $ (76,402,491)  $     (36,391) $ 1,678,162
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.

                                                                 SEGREGATED ASSET SUBACCOUNTS
                      --------------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31,
2000 (CONTINUED)               FSB(1)           FEG(1)          FSC            FGC(1)         FMP(1)          FOS(1)        FRE(1)
INVESTMENT INCOME

Dividend income from
 mutual funds and
 portfolios                $        4,880   $         541  $  3,515,433    $        --   $      12,243   $          --  $        --
Mortality and expense
 risk fee                             199           1,553       104,712          2,702           7,053           2,086          529
------------------------------------------------------------------------------------------------------------------------------------
Investment income
 (loss) -- net                      4,681          (1,012)    3,410,721         (2,702)          5,190          (2,086)        (529)
====================================================================================================================================

REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on
 sales of investments in
 mutual funds and
 portfolios:
   Proceeds from sales              6,356         128,666       210,333         16,982          51,981          31,960       13,503
   Cost of investments
   sold                             6,451         129,509       208,043         16,816          50,369          33,982       13,142
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
 on investments                       (95)           (843)        2,290            166           1,612          (2,022)         361
Net change in unrealized
 appreciation or
 depreciation of
 investments                       (9,520)        (53,124)   (7,007,504)       (29,222)        138,514         (76,185)      13,176
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on
 investments                       (9,615)        (53,967)   (7,005,214)       (29,056)        140,126         (78,207)      13,537
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from operations           $       (4,934)  $     (54,979) $ (3,594,493)   $   (31,758)  $     145,316   $     (80,293) $    13,008
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

                                                              SEGREGATED ASSET SUBACCOUNTS
                           ---------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31,
2000 (CONTINUED)                  FSV(1)           FIF          FIS(1)          FSE(1)        FUE(1)          FMC(1)        FAG(1)
INVESTMENT INCOME

Dividend income from
 mutual funds and
 portfolios                    $       --   $     622,380  $         --    $    10,978   $      12,932   $      11,923  $    53,143
Mortality and expense
 risk fee                             138          56,511           146            758           2,406             694       11,153
------------------------------------------------------------------------------------------------------------------------------------
Investment income
 (loss) -- net                       (138)        565,869          (146)        10,220          10,526          11,229       41,990
====================================================================================================================================

REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on
 sales of investments in
 mutual funds and
 portfolios:
   Proceeds from sales              8,767         465,642         7,893          4,776          12,841          11,418       91,251
   Cost of investments
   sold                             8,615         474,209         8,097          4,842          13,299          11,025      101,933
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
 on investments                       152          (8,567)         (204)           (66)           (458)            393      (10,682)
Net change in unrealized
 appreciation or
 depreciation of
 investments                        6,848        (656,374)         (805)       (10,876)        (94,726)         29,676   (1,441,759)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on
 investments                        7,000        (664,941)       (1,009)       (10,942)        (95,184)         30,069   (1,452,441)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from operations               $    6,862   $     (99,072) $     (1,155)   $      (722)  $     (84,658)  $      41,298  $(1,410,451)
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.

                                                                SEGREGATED ASSET SUBACCOUNTS
                         -----------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31,
2001 (CONTINUED)             FGT(1)              FIG(1)        FIP(1)          FGW(1)         FDS(1)           FPH          FIN(1)
INVESTMENT INCOME

Dividend income from
 mutual funds and
 portfolios                $       23,195   $      50,889  $      3,319    $        --   $          --   $     168,082  $        --
Mortality and expense
 risk fee                          11,071          11,826           627          3,951           4,504          16,885        7,696
------------------------------------------------------------------------------------------------------------------------------------
Investment income
 (loss) -- net                     12,124          39,063         2,692         (3,951)         (4,504)        151,197       (7,696)
====================================================================================================================================

REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on
 sales of investments
 in mutual funds and
 portfolios:
   Proceeds from sales            111,697           2,921         6,932          3,040          15,133         523,339      133,693
   Cost of investments
   sold                           121,628           2,975         6,814          2,929          16,241         537,751      160,569
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
 on investments                    (9,931)            (54)          118            111          (1,108)        (14,412)     (26,876)
Net change in unrealized
 appreciation or
 depreciation of
 investments                   (1,355,671)       (705,336)       (3,720)      (154,502)        (89,055)       (353,695)    (610,054)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on
 investments                   (1,365,602)       (705,390)       (3,602)      (154,391)        (90,163)       (368,107)    (636,930)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from operations           $   (1,353,478)  $    (666,327) $       (910)   $  (158,342)  $     (94,667)  $    (216,910) $  (644,626)
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                          ------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31,
 2001 (CONTINUED)                             FNO           FVS(1)         FMI(1)         FVA(1)         FIC(1)         FSP(1)
INVESTMENT INCOME

Dividend income from
 mutual funds and
 portfolios                                 $  33,097,945  $         --    $    22,471   $         596   $          --  $        --
Mortality and expense
 risk fee                                       3,946,788         7,332          2,145           1,610           3,423        1,991
------------------------------------------------------------------------------------------------------------------------------------
Investment income
 (loss) -- net                                 29,151,157        (7,332)        20,326          (1,014)         (3,423)      (1,991)
====================================================================================================================================

REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on
 sales of investments in
 mutual funds and
 portfolios:
   Proceeds from sales                          1,173,957        14,484        130,038         146,969          36,203       11,805
   Cost of investments
   sold                                           830,987        14,167        124,263         140,488          38,777       11,976
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
 on investments                                   342,970           317          5,775           6,481          (2,574)        (171)
Net change in unrealized
 appreciation or
 depreciation of
 investments                                 (166,014,933)     (442,877)        12,501          74,231        (264,928)      38,265
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on
 investments                                 (165,671,963)     (442,560)        18,276          80,712        (267,502)      38,094
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from operations                            $(136,520,806) $   (449,892)   $    38,602   $      79,698   $    (270,925) $    36,103
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.

                                                                 SEGREGATED ASSET SUBACCOUNTS
                      --------------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31,
1999                             U               FEI(1)          Y              V              IL              X              W
INVESTMENT INCOME

Dividend income from
 mutual funds and
 portfolios                $           --   $         634  $    940,641    $ 6,162,508   $   7,448,000   $  18,134,661  $ 2,146,451
Mortality and expense
 risk fee                       9,348,608           2,388       150,069        766,679       2,559,090       5,574,388      416,151
------------------------------------------------------------------------------------------------------------------------------------
Investment income
 (loss) -- net                 (9,348,608)         (1,754)      790,572      5,395,829       4,888,910      12,560,273    1,730,300
====================================================================================================================================

REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on
 sales of investments in
 mutual funds and
 portfolios:
   Proceeds from sales         39,993,663           6,434     3,213,588      6,580,661       4,607,322      18,745,240    8,922,156
   Cost of investments
   sold                        30,235,968           6,490     3,314,366      6,850,009       3,679,413      14,868,592    8,922,130
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
 on investments                 9,757,695             (56)     (100,778)      (269,348)        927,909       3,876,648           26
Net change in unrealized
 appreciation or
 depreciation of
 investments                  724,869,085          36,421    (1,155,624)    (5,531,675)     89,942,800     119,944,554          794
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on
 investments                  734,626,780          36,365    (1,256,402)    (5,801,023)     90,870,709     123,821,202          820
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from operations           $  725,278,172   $      34,611  $   (465,830)   $  (405,194)  $  95,759,619   $ 136,381,475  $ 1,731,120
====================================================================================================================================

(1) For the period June 17, 1999 (commencement of operations) to Dec. 31, 1999.

                                                              SEGREGATED ASSET SUBACCOUNTS
                           ---------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31,
1999 (CONTINUED)                FND(1)            FGI          FVL(2)          FIF(2)        FPH(2)            FNO          FSC(2)
INVESTMENT INCOME

Dividend income from
 mutual funds and
 portfolios                   $     5,816   $   3,192,821  $         --    $        --   $          --   $   2,245,498  $    95,880
Mortality and expense
 risk fee                           1,261       2,295,169         5,358          3,575           1,708       1,911,771        6,350
------------------------------------------------------------------------------------------------------------------------------------
Investment income
 (loss) -- net                      4,555         897,652        (5,358)        (3,575)         (1,708)        333,727       89,530
====================================================================================================================================

REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on
 sales of investments in
 mutual funds and
 portfolios:
   Proceeds from sales                244              --         5,084          2,348         171,245          14,996       20,532
   Cost of investments
   sold                               245              --         5,236          2,344         168,854           9,702       16,890
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
 on investments                        (1)             --          (152)             4           2,391           5,294        3,642
Net change in unrealized
 appreciation or
 depreciation of
 investments                      133,002      82,169,165       (92,108)       215,657          18,205     139,915,127    1,004,239
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss)
 on investments                   133,001      82,169,165       (92,260)       215,661          20,596     139,920,421    1,007,881
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets
 resulting from
 operations                   $   137,556   $  83,066,817  $    (97,618)   $   212,086   $      18,888   $ 140,254,148  $ 1,097,411
====================================================================================================================================

(1) For the period Nov. 1, 1999 (commencement of operations) to Dec. 31, 1999.

(2) For the period May 3, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                  -------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001             U            FEI           Y             V            IL              X             W
OPERATIONS

Investment income
  (loss)-- net                  $    (7,089,703) $   10,333  $   671,501   $  4,882,460  $     80,755   $   5,016,639  $  1,809,329
Net realized gain
  (loss) on sales of
  investments                       (21,494,097)      6,397       37,135       (268,603)  (10,672,282)     (4,443,173)          427
Distributions from
  capital gains                     124,530,218       5,453           --             --            --         102,336            --
Net change in unrealized
  appreciation or depreciation
  of investments                   (499,021,511)     22,703       38,981      1,711,632   (81,853,458)   (123,553,064)        2,918
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                       (403,075,093)     44,886      747,617      6,325,489   (92,444,985)   (122,877,262)    1,812,674
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments          125,669,182     908,744    3,057,507     11,570,273    41,530,379      61,862,093    40,646,761
Net transfers(1)                    (33,479,600)  1,212,682    3,005,337      1,549,651   (24,474,987)    (23,844,678)  (19,821,813)
Transfers for policy loans           (4,772,104)    (21,278)     (70,713)      (422,424)     (822,398)     (2,060,664)     (437,042)
Policy charges                      (48,409,334)   (190,204)  (1,466,997)    (6,522,269)  (12,553,814)    (29,659,084)   (8,174,659)
Contract terminations:
   Surrender benefits               (43,712,938)    (58,155)    (736,799)    (3,772,886)  (11,949,335)    (22,644,539)   (2,827,883)
   Death benefits                      (567,404)         --       (8,257)      (137,243)     (144,230)       (231,592)       (5,428)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions              (5,272,198)  1,851,789    3,780,078      2,265,102    (8,414,385)    (16,578,464)    9,379,936
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
  of year                         1,245,313,720   3,520,146   13,543,423     85,476,399   320,034,481     608,504,289    57,190,200
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year       $   836,966,429  $5,416,821  $18,071,118   $ 94,066,990  $219,175,111   $ 469,048,563  $ 68,382,810
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
  of year                           215,262,312   3,643,219    5,713,325     35,690,327   148,300,821     143,706,891    31,841,861
Contract purchase payments           29,608,487     937,471    1,248,917      4,634,471    24,317,212      17,655,889    22,231,893
Net transfers(1)                     (8,397,318)  1,261,373    1,239,290        921,055   (15,063,662)     (6,707,916)  (10,690,500)
Transfers for policy loans           (1,020,493)    (22,658)     (29,089)      (170,621)     (457,116)       (569,221)     (236,543)
Policy charges                      (11,646,215)   (199,373)    (620,609)    (2,831,239)   (7,482,567)     (8,838,033)   (4,524,740)
Contract terminations:
   Surrender benefits               (10,568,123)    (65,924)    (304,769)    (1,538,485)   (7,358,973)     (6,640,774)   (1,637,701)
   Death benefits                      (146,421)         --       (3,372)       (52,483)      (98,927)        (86,576)       (1,895)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end
  of year                           213,092,229   5,554,108    7,243,693     36,653,025   142,156,788     138,520,260    36,982,375
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                   SEGREGATED ASSET SUBACCOUNTS
                              --------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
(CONTINUED)                        FBC         FBD          FCR          FCM           FDE          FEM          FEX
OPERATIONS

Investment income
  (loss)-- net                 $    (2,978) $   277,202  $    (1,594) $    271,284  $    23,759  $    (1,733) $    314,670
Net realized gain (loss)
  on sales of investments          (21,833)       2,454      (40,498)           22         (504)      (5,648)       (5,805)
Distributions from
  capital gains                         --           --           --            --           --           --            --
Net change in unrealized
  appreciation or
  depreciation of
  investments                     (213,703)     (80,226)     (12,212)         (642)     205,389        8,428      (260,957)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                 (238,514)     199,430      (54,304)      270,664      228,644        1,047        47,908
==========================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments         886,467    2,668,681      258,872    16,733,521    1,760,295       80,158     1,177,972
Net transfers(1)                 1,023,440   10,468,190      356,275     3,681,202   12,751,705      110,062     5,374,555
Transfers for policy loans          (4,719)      17,018          118       120,463      (22,278)      (1,877)      (11,942)
Policy charges                    (116,514)    (362,508)     (32,847)   (1,564,616)    (216,304)     (10,633)     (140,157)
Contract terminations:
   Surrender benefits              (12,911)    (133,017)      (2,122)     (474,469)     (97,627)      (7,951)      (43,525)
   Death benefits                       --           --           --            --           --           --            --
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions          1,775,763   12,658,364      580,296    18,496,101   14,175,791      169,759     6,356,903
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
  of year                          832,509      610,155       97,768     4,096,748      269,172      109,451       745,358
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year      $ 2,369,758  $13,467,949  $   623,760  $ 22,863,513  $14,673,607  $   280,257  $  7,150,169
==========================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at
  beginning of year                932,662      568,365      114,993     3,973,776      272,852      141,154       804,192
Contract purchase payments       1,148,603    2,355,138      367,000    15,901,546    1,805,810      111,158     1,228,254
Net transfers(1)                 1,304,048    9,255,906      472,686     3,519,286   12,965,865      146,395     5,588,192
Transfers for policy loans          (6,348)      14,852         (319)      115,071      (22,980)      (2,622)      (12,345)
Policy charges                    (147,971)    (315,540)     (47,066)   (1,459,845)    (221,761)     (14,700)     (144,145)
Contract terminations:
   Surrender benefits              (22,889)    (121,014)      (3,205)     (476,350)    (104,854)     (11,453)      (47,871)
   Death benefits                       --           --           --            --           --           --            --
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at
  end of year                    3,208,105   11,757,707      904,089    21,573,484   14,694,932      369,932     7,416,277
==========================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                  SEGREGATED ASSET SUBACCOUNTS
                              --------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
(CONTINUED)                        FFI           FGB          FGR          FIE           FMF          FND          FIV
OPERATIONS

Investment income
  (loss)-- net                $     59,892  $    27,747  $   (61,554) $      2,749  $    27,821  $  (298,541) $      5,596
Net realized gain (loss)
  on sales of investments            4,306          973      (90,685)      (62,256)     (28,115)     (98,898)      (16,165)
Distributions from
  capital gains                         --           --           --            --           --           --            --
Net change in unrealized
  appreciation or
  depreciation of
  investments                      (20,534)     (16,471)  (2,139,731)     (147,032)    (136,357)  (6,499,837)     (351,202)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                   43,664       12,249   (2,291,970)     (206,539)    (136,651)  (6,897,276)     (361,771)
==========================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments         890,807      330,262    4,342,085       463,028    1,038,634   21,335,131     2,164,888
Net transfers(1)                 3,998,845    1,159,771    3,823,656       333,288    1,487,932   27,620,907     6,968,654
Transfers for policy loans          78,441        9,372      (49,913)       (3,923)      (6,583)    (211,478)       (2,157)
Policy charges                    (123,590)     (52,396)    (548,978)      (64,007)    (201,002)  (3,469,137)     (235,097)
Contract terminations:
   Surrender benefits             (202,969)     (16,631)     (76,801)       (4,716)     (11,218)    (893,719)      (76,699)
   Death benefits                       --           --           --            --           --      (24,182)           --
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions          4,641,534    1,430,378    7,490,049       723,670    2,307,763   44,357,522     8,819,589
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
  of year                          127,441      214,503    4,494,469       476,141      566,546   33,486,784       953,239
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year     $  4,812,639  $ 1,657,130  $ 9,692,548  $    993,272  $ 2,737,658  $70,947,030  $  9,411,057
==========================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at
  beginning of year                118,812      200,321    5,835,019       554,025      590,535   32,255,078     1,051,789
Contract purchase payments         796,429      310,022    7,378,052       705,777    1,177,060   24,292,365     2,671,068
Net transfers(1)                 3,564,792    1,085,730    6,359,146       486,714    1,708,602   31,573,158     8,648,348
Transfers for policy loans          68,966        8,601      (84,000)       (5,476)      (7,718)    (239,160)       (1,798)
Policy charges                    (109,904)     (34,637)    (932,887)      (96,714)    (233,197)  (3,843,786)     (295,087)
Contract terminations:
   Surrender benefits             (182,432)     (29,169)    (165,710)       (8,265)     (14,523)  (1,227,987)     (103,270)
   Death benefits                       --           --           --            --           --      (22,214)           --
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at
  end of year                    4,256,663    1,540,868   18,389,620     1,636,061    3,220,759   82,787,454    11,971,050
==========================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                   SEGREGATED ASSET SUBACCOUNTS
                              ---------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
(CONTINUED)                        FSM           FSA          FCA          FCD            FGI          FIR          FVL
OPERATIONS

Investment income
  (loss)-- net                $    (16,478) $   (27,393) $   (24,701) $    (21,168)  $(3,201,811) $   (27,861) $    (31,849)
Net realized gain (loss)
  on sales of investments           (3,437)     (70,428)     (14,453)       (9,531)   (2,933,104)      (2,409)       11,172
Distributions from
  capital gains                         --           --      334,902            --            --      119,628            --
Net change in unrealized
  appreciation or
  depreciation of
  investments                      113,812   (1,305,987)    (873,698)      (85,311)  (99,566,372)    (914,369)    2,643,243
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                   93,897   (1,403,808)    (577,950)     (116,010) (105,701,287)    (825,011)    2,622,566
===========================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments       1,054,730    2,665,080    1,824,650     1,080,947    77,753,841    1,505,030     5,035,494
Net transfers(1)                 2,427,206    2,457,345    1,852,475     1,988,150    (7,648,120)   4,888,535    15,843,989
Transfers for policy loans          (1,257)     (32,894)     (14,980)       (9,026)   (1,368,069)     (11,654)     (104,394)
Policy charges                    (106,341)    (351,889)    (214,848)     (118,119)  (21,171,846)    (149,791)     (819,274)
Contract terminations:
   Surrender benefits              (21,461)     (49,191)     (46,883)      (19,496)  (15,808,740)     (61,753)     (311,321)
   Death benefits                       --         (387)        (249)           --      (134,903)          --            --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions          3,352,877    4,688,064    3,400,165     2,922,456    31,622,163    6,170,367    19,644,494
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
  of year                          488,242    2,448,854    1,558,023     1,026,294   429,552,535    1,073,610    10,468,022
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year     $  3,935,016  $ 5,733,110  $ 4,380,238  $  3,832,740  $355,473,411  $ 6,418,966  $ 32,735,082
===========================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at
  beginning of year                490,112    2,824,448    1,776,427     1,024,134   241,424,864    1,184,141    10,127,452
Contract purchase payments       1,184,811    4,226,117    2,625,264     1,193,102    53,020,512    2,193,343     4,676,098
Net transfers(1)                 2,735,475    3,607,190    2,569,643     2,143,200    (6,089,918)   7,039,682    14,685,706
Transfers for policy loans          (1,512)     (58,485)     (20,922)       (9,487)     (916,315)     (17,781)      (97,009)
Policy charges                    (117,995)    (551,360)    (306,765)     (127,773)  (14,566,316)    (217,121)     (752,167)
Contract terminations:
   Surrender benefits              (26,732)    (102,567)     (75,807)      (24,629)  (11,512,560)     (95,221)     (313,800)
   Death benefits                       --         (721)        (405)           --       (97,519)          --            --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at
  end of year                    4,264,159    9,944,622    6,567,435     4,198,547   261,262,748   10,087,043    28,326,280
===========================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                   SEGREGATED ASSET SUBACCOUNTS
                              --------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
(CONTINUED)                        FSB          FEG          FSC          FGC           FMP          FOS          FRE
OPERATIONS

Investment income
  (loss)-- net                $     35,729  $    (9,283) $  (139,402) $    (32,090) $  (111,709) $    37,405  $     50,235
Net realized gain (loss)
  on sales of investments           (4,724)      (5,769)    (200,933)       (5,072)      (8,534)     (19,843)          152
Distributions from
  capital gains                     19,347           --           --        64,456           --       93,526            --
Net change in unrealized
  appreciation or
  depreciation of
  investments                      (71,023)     (92,360)  (2,186,992)      (55,494)     890,635     (609,567)      240,426
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                  (20,671)    (107,412)  (2,527,327)      (28,200)     770,392     (498,479)      290,813
===========================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments         178,561      525,264    5,512,027     3,112,822    6,051,309    1,147,159     1,331,548
Net transfers(1)                   822,606      448,764    1,080,739    10,798,153   17,395,451    2,872,555     5,115,915
Transfers for policy loans            (193)      (5,277)     (54,010)      (37,999)     (62,449)       5,687       (15,021)
Policy charges                     (24,247)     (62,716)    (896,468)     (347,152)    (733,225)    (130,123)     (145,426)
Contract terminations:
   Surrender benefits                 (505)     (22,336)    (363,757)      (93,786)    (325,397)     (39,954)      (47,013)
   Death benefits                       --           --            2            --           --           --            --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions            976,222      883,699    5,278,533    13,432,038   22,325,689    3,855,324     6,240,003
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
  of year                          110,913      680,251   15,823,631     1,290,219    3,566,086    1,058,653       270,326
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year     $  1,066,464  $ 1,456,538  $18,574,837  $ 14,694,057  $26,662,167  $ 4,415,498  $  6,801,142
===========================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at
  beginning of year                114,256      694,763   11,310,722     1,301,749    3,029,401    1,199,790       233,481
Contract purchase payments         197,146      667,584    4,926,566     3,506,577    5,604,627    1,555,019     1,123,509
Net transfers(1)                   906,039      549,392      911,031    12,164,327   16,056,885    3,924,125     4,312,862
Transfers for policy loans            (225)      (7,092)     (45,167)      (42,689)     (57,806)       8,275       (12,370)
Policy charges                     (25,318)     (79,279)    (766,510)     (402,719)    (670,873)    (211,784)     (121,050)
Contract terminations:
   Surrender benefits               (2,160)     (30,060)    (384,875)     (114,594)    (311,313)     (60,943)      (41,377)
   Death benefits                       --           --           --            --           --           --            --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at
  end of year                    1,189,738    1,795,308   15,951,767    16,412,651   23,650,921    6,414,482     5,495,055
===========================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                       SEGREGATED ASSET SUBACCOUNTS
                              --------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
(CONTINUED)                        FSV          FIF          FIS          FSE           FUE          FMC          FAG
OPERATIONS

Investment income
  (loss)-- net                 $    (8,612) $   176,451  $     4,400  $     (3,432) $    (1,797) $    66,288  $    (52,502)
Net realized gain (loss)
  on sales of investments           (1,120)     (62,796)      (1,726)            6      (25,308)         366       (53,697)
Distributions from
  capital gains                     22,083    2,042,062           --            --           --      536,576            --
Net change in unrealized
  appreciation or
  depreciation of
  investments                      220,369   (3,718,196)      10,284       154,305     (221,732)     107,132    (2,638,902)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                  232,720   (1,562,479)      12,958       150,879     (248,837)     710,362    (2,745,101)
===========================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments         569,755    2,572,929      151,470       655,902    1,226,054    2,152,879     3,636,498
Net transfers(1)                 3,096,275    2,302,950      426,979     1,523,872    3,053,969    9,150,524     3,030,827
Transfers for policy loans         (28,129)     (38,402)       2,266          (706)      (8,602)       4,895       (33,614)
Policy charges                     (72,560)    (454,687)     (16,853)      (72,534)    (150,419)    (217,365)     (470,748)
Contract terminations:
   Surrender benefits              (43,564)    (204,020)      (1,953)      (17,414)     (46,506)     (97,853)      (93,994)
   Death benefits                       --           --           --            --           --           --            --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions          3,521,777    4,178,770      561,909     2,089,120    4,074,496   10,993,080     6,068,969
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
  of year                           92,256    8,711,516       68,626       348,086    1,105,891      392,653     4,462,781
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year      $ 3,846,753  $11,327,807  $   643,493  $  2,588,085  $ 4,931,550  $12,096,095  $  7,786,649
===========================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at
  beginning of year                 81,251    8,063,174       70,298       342,767    1,219,898      327,812     5,937,849
Contract purchase payments         475,499    2,714,664      166,395       666,975    1,530,116    1,722,481     7,073,842
Net transfers(1)                 2,568,198    2,559,582      464,228     1,541,676    3,741,449    7,291,486     5,488,616
Transfers for policy loans         (22,807)     (36,582)       2,627          (702)     (11,031)       4,955       (70,479)
Policy charges                     (60,534)    (450,482)     (16,869)      (72,187)    (185,557)    (172,247)     (888,193)
Contract terminations:
   Surrender benefits              (37,353)    (254,486)      (3,639)      (19,069)     (60,891)     (79,463)     (231,402)
   Death benefits                       --           --           --            --           --           --            --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at
  end of year                    3,004,254   12,595,870      683,040     2,459,460    6,233,984    9,095,024    17,310,233
===========================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                   SEGREGATED ASSET SUBACCOUNTS
                              --------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
(CONTINUED)                        FGT          FIG          FIP          FGW           FDS          FPH          FIN
OPERATIONS

Investment income
  (loss)-- net                $    (10,498) $   (10,803) $   (11,408) $    (48,132) $   (54,661) $   389,009  $    (40,682)
Net realized gain (loss)
  on sales of investments         (123,280)     (25,760)      (2,344)       (9,055)     (10,930)     (37,294)       (3,812)
Distributions from
  capital gains                         --           --        5,234        26,071      123,787           --            --
Net change in unrealized
  appreciation or
  depreciation of
  investments                   (1,971,927)  (1,719,334)    (277,122)     (985,505)     158,445     (280,601)   (1,266,992)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations               (2,105,705)  (1,755,897)    (285,640)   (1,016,621)     216,641       71,114    (1,311,486)
===========================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments       2,536,255    4,364,965      578,101     2,781,376    2,997,082      836,537     2,798,761
Net transfers(1)                 1,916,159    9,158,545    2,520,884     8,188,452    6,915,600    1,174,318     1,854,797
Transfers for policy loans         (24,328)     (51,798)       6,010        (2,106)     (24,881)         990       (14,364)
Policy charges                    (315,276)    (536,904)     (57,004)     (330,806)    (357,577)    (207,408)     (326,891)
Contract terminations:
   Surrender benefits              (90,030)    (201,395)     (27,352)      (99,597)     (97,971)     (31,390)      (77,163)
   Death benefits                       --           --           --            --           --           --        (2,728)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions          4,022,780   12,733,413    3,020,639    10,537,319    9,432,253    1,773,047     4,232,412
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
  of year                        3,876,901    4,782,730      275,666     2,008,415    2,433,881    2,523,119     3,216,828
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year     $  5,793,976  $15,760,246  $ 3,010,665  $ 11,529,113  $12,082,775  $ 4,367,280  $  6,137,754
===========================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at
  beginning of year              5,390,454    5,721,975      286,622     2,175,333    2,518,391    2,796,817     4,467,894
Contract purchase payments       5,077,086    6,590,352      758,423     3,896,557    3,463,153      907,181     5,108,520
Net transfers(1)                 3,387,534   13,733,647    3,218,970    11,308,702    7,892,126    1,267,717     3,267,247
Transfers for policy loans         (54,370)     (70,631)       8,482        (1,609)     (29,255)         865       (24,807)
Policy charges                    (594,369)    (791,024)     (73,707)     (455,201)    (407,724)    (212,718)     (585,031)
Contract terminations:
   Surrender benefits             (237,359)    (335,211)     (39,405)     (160,276)    (121,374)     (46,566)     (166,578)
   Death benefits                       --           --           --            --           --           --        (5,311)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at
  end of year                   12,968,976   24,849,108    4,159,385    16,763,506   13,315,317    4,713,296    12,061,934
===========================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                   SEGREGATED ASSET SUBACCOUNTS
                             -------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
(CONTINUED)                        FNO          FVS          FMI          FVA           FIC          FSP
OPERATIONS

Investment income
  (loss)-- net               $  (2,749,346) $   (50,523) $   (44,746) $    (76,224) $   (24,490) $   (33,500)
Net realized gain (loss)
  on sales of investments       (6,042,819)     (73,134)         821         7,330      (14,104)      (2,756)
Distributions from
  capital gains                 57,825,740      519,406      204,020        93,713      578,266           --
Net change in unrealized
  appreciation or
  depreciation of
  investments                 (169,289,316)  (2,233,239)   1,289,677     1,362,113   (1,125,768)     577,467
------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations             (120,255,741)  (1,837,490)   1,449,772     1,386,932     (586,096)     541,211
============================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments      74,138,723    3,685,759    2,331,902     4,615,329    1,433,063    1,891,301
Net transfers(1)                (6,933,256)   3,488,285   10,090,450    21,974,741    2,636,427    6,850,038
Transfers for policy loans        (896,264)     (40,053)     (28,008)      (12,197)     (12,271)     (10,121)
Policy charges                 (17,582,750)    (434,660)    (246,708)     (514,306)    (158,779)    (202,873)
Contract terminations:
   Surrender benefits          (13,115,244)     (89,459)     (89,874)     (211,005)     (55,323)     (97,572)
   Death benefits                  (30,810)          --           --            --           --           --
------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions         35,580,399    6,609,872   12,057,762    25,852,562    3,843,117    8,430,773
------------------------------------------------------------------------------------------------------------
Net assets at beginning
  of year                      372,505,272    3,631,022      843,356       814,032    1,468,404      940,350
------------------------------------------------------------------------------------------------------------
Net assets at end of year    $ 287,829,930  $ 8,403,404  $14,350,890  $ 28,053,526  $ 4,725,425  $ 9,912,334
============================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at
  beginning of year            205,937,600    4,011,016      735,242       645,018    1,980,589      889,813
Contract purchase payments      53,652,825    5,781,472    1,754,786     3,427,544    2,298,405    1,723,377
Net transfers(1)                (6,726,326)   5,190,217    7,515,629    16,219,430    4,239,117    6,165,569
Transfers for policy loans        (618,972)     (59,373)     (19,431)       (7,331)     (19,165)      (8,880)
Policy charges                 (12,643,365)    (671,376)    (183,233)     (390,834)    (224,417)    (181,091)
Contract terminations:
   Surrender benefits          (10,171,494)    (164,987)     (70,057)     (163,192)    (117,965)     (91,361)
   Death benefits                  (64,469)          --           --            --           --           --
------------------------------------------------------------------------------------------------------------
Units outstanding at end
  of year                      229,365,799   14,086,969    9,732,936    19,730,635    8,156,564    8,497,427
============================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                               SEGREGATED ASSET SUBACCOUNTS
                           -----------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000        U           FEI           Y            V              IL              X             W
OPERATIONS

Investment income
  (loss)-- net             $   333,014,399  $      2,011 $   666,033  $  4,568,819  $   55,702,419  $  34,820,206  $   2,771,275
Net realized gain
  (loss) on investments         25,487,534        (1,917)   (288,372)     (825,136)        808,709     11,512,162            265
Net change in unrealized
  appreciation or
  depreciation of
  investments                 (777,492,931)       49,345   1,074,999       986,190    (156,344,577)  (150,311,571)          (475)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations             (418,990,998)       49,439   1,452,660     4,729,873     (99,833,449)  (103,979,203)     2,771,065
================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments     142,551,130       834,271   2,934,146    12,895,202      51,956,422     72,671,687     38,949,316
Net transfers(1)                52,186,807     1,427,989  (6,381,777)   (7,039,945)     31,976,752     (3,176,411)   (37,524,685)
Transfers for policy loans     (24,554,955)      (26,130)   (128,655)     (394,956)     (4,136,345)    (8,425,859)        98,516
Policy charges                 (41,963,705)      (95,944) (1,132,765)   (4,991,894)     (9,940,449)   (24,935,490)    (5,780,575)
Contract terminations:
   Surrender benefits         (102,251,190)      (14,432)   (712,713)   (4,355,035)    (21,634,665)   (43,969,410)    (4,308,054)
   Death benefits               (3,753,082)           --     (38,865)     (356,059)       (788,496)    (1,833,315)      (136,587)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions         22,215,005     2,125,754  (5,460,629)   (4,242,687)     47,433,219     (9,668,798)    (8,702,069)
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
  of year                    1,642,089,713     1,344,953  17,551,392    84,989,213     372,434,711    722,152,290     63,121,204
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year  $ 1,245,313,720  $  3,520,146 $13,543,423  $ 85,476,399  $  320,034,481  $ 608,504,289  $  57,190,200
================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at
  beginning of year            211,900,458     1,384,653   8,219,277    37,532,704     129,850,236    145,546,914     36,916,076
Contract purchase payments      18,918,978       884,575   1,330,009     5,623,325      20,834,989     14,611,983     22,249,200
Net transfers(1)                 6,847,078     1,518,868  (2,926,911)   (3,064,783)     12,112,801       (612,950)   (13,458,135)
Transfers for policy loans      (3,199,365)      (27,990)    (57,664)     (171,718)     (1,670,342)    (1,682,213)    (8,015,598)
Policy charges                  (5,549,793)     (101,199)   (503,797)   (2,162,816)     (3,982,378)    (5,001,933)    (3,292,338)
Contract terminations:
   Surrender benefits          (13,323,969)      (15,688)   (332,510)   (1,965,515)     (8,673,455)    (8,949,062)    (2,525,116)
   Death benefits                 (331,075)           --     (15,079)     (100,870)       (171,030)      (205,848)       (32,228)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end
  of year                      215,262,312     3,643,219   5,713,325    35,690,327     148,300,821    143,706,891     31,841,861
================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                               SEGREGATED ASSET SUBACCOUNTS
                              --------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31,
2000 (CONTINUED)                  FBC(1)       FBD(1)       FCR(1)       FCM(1)         FDE(1)          FEM(1)         FEX(1)
OPERATIONS

Investment income
  (loss)-- net                $        (81) $      6,540  $   10,734  $     39,899  $          397  $        (274) $      17,809
Net realized gain
  (loss) on investments             (2,339)           25      (4,603)            4           2,364         (1,086)        (1,612)
Net change in unrealized
  appreciation or
  depreciation of
  investments                      (64,018)        7,819     (18,118)          108           2,359        (15,391)       (53,163)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets
  resulting from operations        (66,438)       14,384     (11,987)       40,011           5,120        (16,751)       (36,966)
================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments         104,200       140,996      22,419     2,264,370          70,369         18,219        114,245
Net transfers(2)                   806,839       465,028      89,950     1,961,253         146,828        110,002        678,697
Transfers for policy loans              --            --          --       (40,922)         50,111             --         (1,409)
Policy charges                     (11,755)      (10,235)     (2,521)     (127,957)         (3,256)        (1,703)        (9,209)
Contract terminations:
   Surrender benefits                 (337)          (18)        (93)           (7)             --           (316)            --
   Death benefits                       --            --          --            --              --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions            898,947       595,771     109,755     4,056,737         264,052        126,202        782,324
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
  of year                               --            --          --            --              --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year     $    832,509  $    610,155  $   97,768  $  4,096,748  $      269,172  $     109,451  $     745,358
================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at
  beginning of year                     --            --          --            --              --             --             --
Contract purchase payments         110,495       134,318      24,103     2,215,212          71,190         21,321        118,277
Net transfers(2)                   834,993       443,788      93,746     1,923,699         153,556        122,228        697,062
Transfers for policy loans              --            --          --       (40,022)         51,472             --         (1,521)
Policy charges                     (12,448)       (9,634)     (2,764)     (125,107)         (3,366)        (2,006)        (9,626)
Contract terminations:
   Surrender benefits                 (378)         (107)        (92)           (6)             --           (389)            --
   Death benefits                       --            --          --            --              --            --              --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
  end of year                      932,662       568,365     114,993     3,973,776         272,852        141,154        804,192
================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to December 31,
    2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                   SEGREGATED ASSET SUBACCOUNTS
                              --------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31,
2000 (CONTINUED)                 FFI(1)         FGB(1)      FGR(1)       FIE(1)         FMF(1)           FND          FIV(1)
OPERATIONS

Investment income
  (loss)-- net                $      1,863  $        920  $   (9,443) $     84,660  $       21,578  $   2,106,269  $       1,594
Net realized gain (loss)
  on investments                       235          (466)     (5,609)       (1,538)           (305)         2,691           (791)
Net change in unrealized
  appreciation or
  depreciation of
  investments                        2,644         8,448    (913,680)     (132,389)        (37,843)    (5,918,989)       (57,877)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                    4,742         8,902    (928,732)      (49,267)        (16,570)    (3,810,029)       (57,074)
================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments          23,744        46,076   1,263,017        86,773          84,538     10,607,630        196,723
Net transfers(2)                   103,751       189,877   4,277,184       457,372         517,128     25,788,226        832,137
Transfers for policy loans              --       (27,478)    (10,762)       (3,394)         (1,779)      (253,720)            --
Policy charges                      (4,796)       (2,874)    (91,155)      (15,343)        (16,771)    (1,212,450)       (18,481)
Contract terminations:
   Surrender benefits                   --            --     (15,083)           --              --        (91,535)           (66)
   Death benefits                       --            --          --            --              --       (112,606)            --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions            122,699       205,601   5,423,201       525,408         583,116     34,725,545      1,010,313
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
  of year                               --            --          --            --              --      2,571,268             --
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year     $    127,441  $    214,503  $4,494,469  $    476,141  $      566,546  $ 33,486,784   $     953,239
================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at
  beginning of year                     --            --          --            --              --      2,231,692             --
Contract purchase payments          22,744        45,005   1,410,239        96,308          84,366      9,223,111        204,670
Net transfers(2)                   100,649       185,233   4,557,897       478,092         525,208     22,264,142        866,646
Transfers for policy loans              --       (27,115)    (11,571)       (3,715)         (1,804)      (221,198)            --
Policy charges                      (4,581)       (2,802)   (101,905)      (16,660)        (17,235)    (1,050,928)       (19,457)
Contract terminations:
   Surrender benefits                   --            --     (19,641)           --              --       (191,741)           (70)
   Death benefits                       --            --          --            --              --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end
  of year                          118,812       200,321   5,835,019       554,025         590,535     32,255,078      1,051,789
================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.


                                                                         SEGREGATED ASSET SUBACCOUNTS
                                         -------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
(CONTINUED)                               FSM(1)      FSA(1)       FCA(1)       FCD(1)          FGI         FIR(1)         FVL
OPERATIONS

Investment income (loss) -- net          $ 10,499   $   639,036   $   35,437   $   (1,919)  $  9,307,541   $   (2,014)  $   159,651
Net realized gain (loss) on investments      (951)         (226)      (1,832)        (318)       576,555         (763)       (2,653)
Net change in unrealized appreciation
  or depreciation of investments          (12,835)   (1,125,698)    (297,445)     (13,721)   (86,286,587)     (33,614)    1,521,164
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                (3,287)     (486,888)    (263,840)     (15,958)   (76,402,491)     (36,391)    1,678,162
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                109,102       644,853      429,614      236,263     89,412,868      234,757     2,610,913
Net transfers(2)                          388,108     2,351,941    1,425,170      822,246     71,447,690      886,154     3,422,828
Transfers for policy loans                    (25)         (788)      (3,663)      (1,816)    (4,993,657)       2,229       (46,021)
Policy charges                             (5,604)      (50,986)     (28,974)     (13,759)   (15,504,088)     (13,139)     (290,867)
Contract terminations:
   Surrender benefits                         (52)       (9,278)        (284)        (682)   (23,606,538)          --       (43,160)
   Death benefits                              --            --           --           --       (684,385)          --            --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions                   491,529     2,935,742    1,821,863    1,042,252    116,071,890    1,110,001     5,653,693
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                --            --           --           --    389,883,136           --     3,136,167
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $488,242   $ 2,448,854   $1,558,023   $1,026,294   $429,552,535   $1,073,610   $10,468,022
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year         --            --           --           --    185,561,217           --     3,552,663
Contract purchase payments                109,354       633,604      428,470      234,139     43,192,439      255,800     2,982,264
Net transfers(2)                          386,429     2,254,355    1,381,301      806,285     34,206,463      940,356     4,019,467
Transfers for policy loans                     47          (767)      (3,435)      (1,890)    (2,397,853)       2,273       (53,117)
Policy charges                             (5,669)      (51,689)     (29,613)     (13,705)    (7,416,566)     (14,288)     (317,570)
Contract terminations:
   Surrender benefits                         (49)      (11,055)        (296)        (695)   (11,572,143)          --       (56,255)
   Death benefits                              --            --           --           --       (148,693)          --            --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year          490,112     2,824,448    1,776,427    1,024,134    241,424,864    1,184,141    10,127,452
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operation) to Dec. 31, 2000.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                          -------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
(CONTINUED)                                FSB(1)      FEG(1)        FSC         FGC(1)       FMP(1)       FOS(1)       FRE(1)
OPERATIONS

Investment income (loss) -- net           $  4,681   $ (1,012)  $ 3,410,721   $   (2,702)  $    5,190   $   (2,086)  $    (529)
Net realized gain (loss) on investments        (95)      (843)        2,290          166        1,612       (2,022)        361
Net change in unrealized appreciation or
  depreciation of investments               (9,520)   (53,124)   (7,007,504)     (29,222)     138,514      (76,185)     13,176
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 (4,934)   (54,979)   (3,594,493)     (31,758)     145,316      (80,293)     13,008
===============================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                  12,079    144,410     5,295,168      312,137      681,806      174,926      42,843
Net transfers(2)                           104,532    602,134    10,614,696    1,032,593    2,779,901      985,672     218,231
Transfers for policy loans                      --     (1,805)     (139,940)      (3,629)      10,755       (7,967)         --
Policy charges                                (764)    (9,498)     (526,266)     (19,073)     (48,518)     (13,685)     (3,756)
Contract terminations:
   Surrender benefits                           --        (11)      (50,167)         (51)      (3,174)          --          --
   Death benefits                               --         --            --           --           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions                    115,847    735,230    15,193,491    1,321,977    3,420,770    1,138,946     257,318
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 --         --     4,224,633           --           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $110,913   $680,251   $15,823,631   $1,290,219   $3,566,086   $1,058,653   $ 270,326
===============================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year          --         --     2,450,743           --           --           --          --
Contract purchase payments                  12,046    137,831     3,237,293      306,896      603,048      186,000      38,624
Net transfers(2)                           102,968    567,880     6,067,064    1,017,404    2,462,748    1,037,361     198,268
Transfers for policy loans                      --     (1,644)      (85,347)      (3,690)       9,370       (8,778)         --
Policy charges                                (758)    (9,292)     (318,100)     (18,796)     (42,844)     (14,793)     (3,411)
Contract terminations:
   Surrender benefits                           --        (12)      (40,931)         (65)      (2,921)          --          --
   Death benefits                               --         --            --           --           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year           114,256    694,763    11,310,722    1,301,749    3,029,401    1,199,790     233,481
===============================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                          ---------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
(CONTINUED)                                FSV(1)        FIF        FIS(1)      FSE(1)       FUE(1)       FMC(1)        FAG(1)
OPERATIONS

Investment income (loss) -- net           $   (138)  $   565,869   $   (146)  $  10,220   $    10,526   $  11,229   $     41,990
Net realized gain (loss) on investments        152        (8,567)      (204)        (66)         (458)        393        (10,682)
Net change in unrealized appreciation or
  depreciation of investments                6,848      (656,374)      (805)    (10,876)      (94,726)     29,676     (1,441,759)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  6,862       (99,072)    (1,155)       (722)      (84,658)     41,298     (1,410,451)
=================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                   7,718     2,687,015     33,837      47,299       338,801      48,033      1,283,945
Net transfers(2)                            78,776     3,849,292     37,301     308,114       871,469     308,060      4,727,380
Transfers for policy loans                      --       (59,752)        --        (914)       (3,385)         --        (43,688)
Policy charges                              (1,100)     (266,221)    (1,357)     (5,691)      (16,250)     (4,738)       (94,133)
Contract terminations:
   Surrender benefits                           --       (29,015)        --          --           (86)         --           (272)
   Death benefits                               --            --         --          --            --          --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions                     85,394     6,181,319     69,781     348,808     1,190,549     351,355      5,873,232
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 --     2,629,269         --          --            --          --             --
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $ 92,256   $ 8,711,516   $ 68,626   $ 348,086   $ 1,105,891   $ 392,653   $  4,462,781
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year          --     2,354,573         --          --            --          --             --
Contract purchase payments                   7,655     2,491,291     34,285      46,679       351,861      43,992      1,362,241
Net transfers(2)                            74,618     3,547,993     37,408     302,704       888,546     288,158      4,729,084
Transfers for policy loans                      --       (55,483)        --        (950)       (3,390)         --        (50,148)
Policy charges                              (1,022)     (240,329)    (1,395)     (5,666)      (17,023)     (4,338)      (103,008)
Contract terminations:
   Surrender benefits                           --       (34,871)        --          --           (96)         --           (320)
   Death benefits                               --            --         --          --            --          --            --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year            81,251     8,063,174     70,298     342,767     1,219,898     327,812      5,937,849
=================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                          ----------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
(CONTINUED)                                   FGT(1)       FIG(1)      FIP(1)       FGW(1)       FDS(1)         FPH        FIN(1)
OPERATIONS

Investment income (loss) -- net           $    12,124   $   39,063   $  2,692   $   (3,951)  $   (4,504)  $  151,197   $   (7,696)
Net realized gain (loss) on investments        (9,931)         (54)       118          111       (1,108)     (14,412)     (26,876)
Net change in unrealized appreciation or
  depreciation of investments              (1,355,671)    (705,336)    (3,720)    (154,502)     (89,055)    (353,695)    (610,054)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                (1,353,478)    (666,327)      (910)    (158,342)     (94,667)    (216,910)    (644,626)

CONTRACT TRANSACTIONS

Contract purchase payments                  1,060,032    1,075,188     29,408      407,460      427,490      745,173    1,197,925
Net transfers(2)                            4,276,308    4,468,983    251,551    1,790,022    2,141,554    1,174,500    2,740,150
Transfers for policy loans                    (19,180)     (18,478)        --       (2,634)     (11,105)     (23,280)     (12,394)
Policy charges                                (67,251)     (71,250)    (4,383)     (27,775)     (29,299)     (91,968)     (57,511)
Contract terminations:
   Surrender benefits                         (19,530)      (5,386)        --         (316)         (92)      (3,890)      (6,716)
   Death benefits                                  --           --         --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions                     5,230,379    5,449,057    276,576    2,166,757    2,528,548    1,800,535    3,861,454
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    --           --         --           --           --      939,494           --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $ 3,876,901   $4,782,730   $275,666   $2,008,415   $2,433,881   $2,523,119   $3,216,828
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year             --           --         --           --           --      944,282           --
Contract purchase payments                  1,155,286    1,147,782     30,665      413,644      433,204      772,810    1,454,908
Net transfers(2)                            4,358,020    4,679,189    260,560    1,793,494    2,126,263    1,204,865    3,107,984
Transfers for policy loans                    (21,981)     (20,692)        --       (3,106)     (10,916)     (24,735)     (14,066)
Policy charges                                (74,715)     (78,070)    (4,603)     (28,397)     (30,064)     (94,994)     (71,309)
Contract terminations:
   Surrender benefits                         (26,156)      (6,234)        --         (302)         (96)      (5,411)      (9,623)
   Death benefits                                  --           --         --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year            5,390,454    5,721,975    286,622    2,175,333    2,518,391    2,796,817    4,467,894
==================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                          ------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
(CONTINUED)                                      FNO           FVS(1)       FMI(1)      FVA(1)       FIC(1)       FSP(1)
OPERATIONS

Investment income (loss) -- net           $  29,151,157   $    (7,332)  $  20,326   $  (1,014)  $    (3,423)  $  (1,991)
Net realized gain (loss) on investments         342,970           317       5,775       6,481        (2,574)       (171)
Net change in unrealized appreciation or
  depreciation of investments              (166,014,933)     (442,877)     12,501      74,231      (264,928)     38,265
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                (136,520,806)     (449,892)     38,602      79,698      (270,925)     36,103
========================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                   82,453,217       915,177     112,567      91,404       363,459     192,123
Net transfers(2)                             94,530,584     3,237,698     704,522     653,502     1,398,021     731,728
Transfers for policy loans                   (5,396,932)       (6,017)     (2,589)        236        (1,353)       (886)
Policy charges                              (13,610,203)      (63,802)     (9,746)     (9,216)      (20,763)    (18,644)
Contract terminations:
   Surrender benefits                       (25,064,150)       (2,142)         --      (1,592)          (35)        (74)
   Death benefits                              (572,987)           --          --          --            --          --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions                     132,339,529     4,080,914     804,754     734,334     1,739,329     904,247
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year             376,686,549            --          --          --            --          --
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $ 372,505,272   $ 3,631,022   $ 843,356   $ 814,032   $ 1,468,404   $ 940,350
========================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year      152,538,827            --          --          --            --          --
Contract purchase payments                   33,862,901       915,898     101,290      79,089       434,894     189,329
Net transfers(2)                             37,583,927     3,167,715     645,178     575,087     1,572,423     719,847
Transfers for policy loans                   (2,185,599)       (5,859)     (2,381)        176        (1,561)       (855)
Policy charges                               (5,537,973)      (64,432)     (8,845)     (7,937)      (25,058)    (18,435)
Contract terminations:
   Surrender benefits                       (10,250,136)       (2,306)         --      (1,397)         (109)        (73)
   Death benefits                               (74,347)           --          --          --            --          --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year            205,937,600     4,011,016     735,242     645,018     1,980,589     889,813
========================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                    ----------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 1999             U           FEI(1)         Y           V            IL             X             W
OPERATIONS

Investment income (loss) -- net     $   (9,348,608) $   (1,754) $   790,572  $ 5,395,829  $  4,888,910  $ 12,560,273  $ 1,730,300
Net realized gain (loss) on
  investments                            9,757,695         (56)    (100,778)    (269,348)      927,909     3,876,648           26
Net change in unrealized
  appreciation or depreciation of
  investments                          724,869,085      36,421   (1,155,624)  (5,531,675)   89,942,800   119,944,554          794
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations     725,278,172      34,611     (465,830)    (405,194)   95,759,619   136,381,475    1,731,120
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments             133,387,819     219,594    4,606,568   17,115,531    46,485,029    78,106,627   28,730,316
Net transfers(2)                        (1,507,552)  1,105,467    3,044,087   (4,934,698)   13,123,757     8,656,652    5,624,410
Transfers for policy loans             (10,320,087)     (1,603)      68,482     (369,444)   (2,095,542)   (6,060,644)    (214,529)
Policy charges                         (36,606,464)    (13,116)  (1,208,810)  (5,439,611)   (9,251,214)  (25,280,787)  (4,227,829)
Contract terminations:
   Surrender benefits                  (54,718,453)         --   (1,057,962)  (3,511,478)  (13,568,948)  (29,024,745)  (3,173,237)
   Death benefits                       (3,766,920)         --      (26,640)    (260,076)     (642,725)   (2,288,733)     (87,071)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions                 26,468,343   1,310,342    5,425,725    2,600,224    34,050,357    24,108,370   26,652,060
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year        890,343,198          --   12,591,497   82,794,183   242,624,735   561,662,445   34,738,024
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year           $1,642,089,713  $1,344,953  $17,551,392  $84,989,213  $372,434,711  $722,152,290  $63,121,204
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
  of year                              205,971,122          --    5,728,665   36,389,966   114,891,933   139,808,650   21,082,168
Contract purchase payments              28,418,504     232,022    2,132,600    7,566,628    20,399,076    18,261,509   17,114,443
Net transfers(2)                        (1,065,345)  1,168,177    1,392,491   (2,183,191)    5,576,311     2,005,592    3,296,070
Transfers for policy loans              (2,101,106)     (1,662)      31,635     (163,344)     (914,316)   (1,404,729)    (123,093)
Policy charges                          (7,772,005)    (13,884)    (561,464)  (2,406,056)   (4,064,907)   (5,909,528)  (2,516,618)
Contract terminations:
   Surrender benefits                  (10,765,231)         --     (492,290)  (1,556,112)   (5,752,569)   (6,680,324)  (1,882,111)
   Death benefits                         (785,481)         --      (12,360)    (115,187)     (285,292)     (534,256)     (54,783)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year       211,900,458   1,384,653    8,219,277   37,532,704   129,850,236   145,546,914   36,916,076
==================================================================================================================================

(1) For the period June 17, 1999 (commencement of operations) to Dec. 31, 1999.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                      ---------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 1999
(CONTINUED)                              FND(1)         FGI          FVL(2)      FIF(2)       FPH(2)         FNO          FSC(2)

OPERATIONS

Investment income (loss) -- net       $    4,555   $    897,652   $   (5,358)  $   (3,575)  $  (1,708)  $    333,727   $    89,530
Net realized gain (loss) on
  investments                                 (1)            --         (152)           4       2,391          5,294         3,642
Net change in unrealized
  appreciation or
  depreciation of investments            133,002     82,169,165      (92,108)     215,657      18,205    139,915,127     1,004,239
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations                        137,556     83,066,817      (97,618)     212,086      18,888    140,254,148     1,097,411
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments               118,620     66,735,825      577,584      383,289     170,255     53,441,061       522,647
Net transfers(3)                       2,347,944    102,414,630    2,724,001    2,065,584     762,044     67,841,939     2,652,310
Transfers for policy loans               (21,099)    (1,732,626)      (8,531)      (6,529)     (1,541)    (1,595,377)       (6,585)
Policy charges                           (11,753)   (10,168,519)     (40,814)     (25,161)    (10,152)    (7,804,283)      (41,150)
Contract terminations:
   Surrender benefits                         --    (11,787,739)     (18,455)          --          --    (11,315,549)           --
   Death benefits                             --       (387,767)          --           --          --       (260,939)           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions                2,433,712    145,073,804    3,233,785    2,417,183     920,606    100,306,852     3,127,222
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               --    161,742,515           --           --          --    136,125,549            --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year             $2,571,268   $389,883,136   $3,136,167   $2,629,269   $ 939,494   $376,686,549   $ 4,224,633
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
  of year                                     --    102,425,500           --           --          --     92,520,119            --
Contract purchase payments               108,601     38,132,462      641,844      373,226     174,672     31,989,524       389,191
Net transfers(3)                       2,152,171     58,551,273    2,987,395    2,012,241     781,573     40,098,196     2,097,477
Transfers for policy loans               (18,420)      (976,717)      (9,499)      (6,412)     (1,549)      (929,699)       (4,861)
Policy charges                           (10,660)    (5,804,932)     (45,259)     (24,482)    (10,414)    (4,653,440)      (31,064)
Contract terminations:
   Surrender benefits                         --     (6,544,476)     (21,818)          --          --     (6,321,827)           --
   Death benefits                             --       (221,893)          --           --          --       (164,046)           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year       2,231,692    185,561,217    3,552,663    2,354,573     944,282    152,538,827     2,450,743
===================================================================================================================================

(1) For the period Nov. 1, 1999 (commencement of operations) to Dec. 31, 1999.

(2) For the period May 3, 1999 (commencement of operations) to Dec. 31, 1999.

(3) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
IDS Life Variable Life Separate Account (the Variable Account) was established under Minnesota law on Oct. 16, 1985 as a segregated asset account of IDS Life Insurance Company (IDS Life). The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Variable Account commenced on Jan. 20, 1986.


The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following portfolios or funds (the Funds), which are registered under the 1940 Act as open-end management investment companies and have the following investment managers.



SUBACCOUNT  INVESTS EXCLUSIVELY IN SHARES OF                                         INVESTMENT MANAGER
------------------------------------------------------------------------------------------------------------------------------------
U           IDS Life Series Fund - Equity Portfolio                                  IDS Life Insurance Company(1)
FEI         IDS Life Series Fund - Equity Income Portfolio                           IDS Life Insurance Company(1)
Y           IDS Life Series Fund - Government Securities Portfolio                   IDS Life Insurance Company(1)
V           IDS Life Series Fund - Income Portfolio                                  IDS Life Insurance Company(1)
IL          IDS Life Series Fund - International Equity Portfolio                    IDS Life Insurance Company(1)
X           IDS Life Series Fund - Managed Portfolio                                 IDS Life Insurance Company(1)
W           IDS Life Series Fund - Money Market Portfolio                            IDS Life Insurance Company(1)
FBC         AXP(R) Variable Portfolio - Blue Chip Advantage Fund                     IDS Life Insurance Company(1)
FBD         AXP(R) Variable Portfolio - Bond Fund                                    IDS Life Insurance Company(1)
FCR         AXP(R) Variable Portfolio - Capital Resource Fund                        IDS Life Insurance Company(1)
FCM         AXP(R) Variable Portfolio - Cash Management Fund                         IDS Life Insurance Company(1)
FDE         AXP(R) Variable Portfolio - Diversified Equity Income Fund               IDS Life Insurance Company(1)
FEM         AXP(R) Variable Portfolio - Emerging Markets Fund                        IDS Life Insurance Company(2)
FEX         AXP(R) Variable Portfolio - Extra Income Fund                            IDS Life Insurance Company(1)
FFI         AXP(R) Variable Portfolio - Federal Income Fund                          IDS Life Insurance Company(1)
FGB         AXP(R) Variable Portfolio - Global Bond Fund                             IDS Life Insurance Company(1)
FGR         AXP(R) Variable Portfolio - Growth Fund                                  IDS Life Insurance Company(1)
FIE         AXP(R) Variable Portfolio - International Fund                           IDS Life Insurance Company(2)
FMF         AXP(R) Variable Portfolio - Managed Fund                                 IDS Life Insurance Company(1)
FND         AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       IDS Life Insurance Company(1)
FIV         AXP(R) Variable Portfolio - S&P 500 Index Fund                           IDS Life Insurance Company(1)
FSM         AXP(R) Variable Portfolio - Small Cap Advantage Fund                     IDS Life Insurance Company(3)
FSA         AXP(R) Variable Portfolio - Strategy Aggressive Fund                     IDS Life Insurance Company(1)
FCA         AIM V.I. Capital Appreciation Fund, Series I                             A I M Advisors, Inc.
FCD         AIM V.I. Capital Development Fund, Series I                              A I M Advisors, Inc.
FGI         AIM V.I. Core Equity Fund, Series I                                      A I M Advisors, Inc.
              (previously AIM V.I. Growth and Income Fund, Series I)
FIR         American Century(R) VP International                                     American Century Investment Management, Inc.
FVL         American Century(R) VP Value                                             American Century Investment Management, Inc.
FSB         Calvert Variable Series, Inc. Social Balanced Portfolio                  Calvert Asset Management Company, Inc.(4)
FEG         Credit Suisse Trust - Emerging Growth Portfolio                          Credit Suisse Asset Management, LLC
FSC         Credit Suisse Trust - Small Cap Growth Portfolio                         Credit Suisse Asset Management, LLC
              (previously Credit Suisse Warburg Pincus Trust -
               Small Company Growth Portfolio)
FGC         Fidelity VIP Growth & Income Portfolio (Service Class)                   Fidelity Management & Research Company (FMR)(5)
FMP         Fidelity VIP Mid Cap Portfolio (Service Class)                           Fidelity Management & Research Company (FMR)(5)
FOS         Fidelity VIP Overseas Portfolio (Service Class)                          Fidelity Management & Research Company (FMR)(6)
FRE         FTVIPT Franklin Real Estate Fund - Class 2                               Franklin Advisers, Inc.
FSV         FTVIPT Franklin Small Cap Value Securities Fund - Class 2                Franklin Advisory Services, LLC
              (previously FTVIPT Franklin Value Securities Fund - Class 2)
FIF         FTVIPT Templeton Foreign Securities Fund - Class 2(7)                    Templeton Investment Counsel, LLC
               (previously FTVIPT Templeton International Securities Fund - Class 2)
FIS         FTVIPT Templeton International Smaller Companies Fund - Class 2(7)       Templeton Investment Counsel, LLC
FSE         Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                         Goldman Sachs Asset Management
FUE         Goldman Sachs VIT CORE(SM) U.S. Equity Fund                              Goldman Sachs Asset Management
FMC         Goldman Sachs VIT Mid Cap Value Fund                                     Goldman Sachs Asset Management
FAG         Janus Aspen Series Aggressive Growth Portfolio: Service Shares           Janus Capital
FGT         Janus Aspen Series Global Technology Portfolio: Service Shares           Janus Capital
FIG         Janus Aspen Series International Growth Portfolio: Service Shares        Janus Capital
FIP         Lazard Retirement International Equity Portfolio                         Lazard Asset Management
FGW         MFS(R) Investors Growth Stock Series - Service Class                     MFS Investment Management(R)
FDS         MFS(R) New Discovery Series - Service Class                              MFS Investment Management(R)

                                       88

SUBACCOUNT  INVESTS EXCLUSIVELY IN SHARES OF                                     INVESTMENT MANAGER
--------------------------------------------------------------------------------------------------------------------------------
FPH         Putnam VT High Yield Fund - Class IB Shares                          Putnam Investment Management, LLC
FIN         Putnam VT International New Opportunities Fund - Class IB Shares     Putnam Investment Management, LLC
FNO         Putnam VT New Opportunities Fund - Class IA Shares                   Putnam Investment Management, LLC
FVS         Putnam VT Vista Fund - Class IB Shares                               Putnam Investment Management, LLC
FMI         Royce Micro-Cap Portfolio                                            Royce & Associates, LLC
FVA         Third Avenue Value Portfolio                                         EQSF Advisers, Inc.
FIC         Wanger International Small Cap                                       Liberty Wanger Asset Management, L.P.
FSP         Wanger U.S. Smaller Companies                                        Liberty Wanger Asset Management, L.P.
             (previously Wanger U.S. Small Cap)
--------------------------------------------------------------------------------------------------------------------------------


(1) American Express Financial Corporation (AEFC) is the investment adviser.


(2) AEFC is the investment adviser. American Express Asset Management International, Inc. is the sub-adviser.

(3) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-adviser.

(4) SSgA Funds Management, Inc. and Brown Capital Management are the investment sub-advisers.


(5) FMR U.K. and FMR Far East are the sub-investment advisers.


(6) FMR U.K., FMR Far East, Fidelity International Investment Advisors (FIIA) and FIIA U.K. are the sub-investment advisers.

(7) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Foreign Securities Fund - Class 2 as of April 30, 2002.


The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.


IDS Life serves as the distributor of the Variable Second-To-Die Life Insurance Policy.


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Fund. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
IDS Life is taxed as a life insurance company. The Variable Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account.

3. VARIABLE ACCOUNT EXPENSES

IDS Life makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

4. POLICY CHARGES


A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which IDS Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.


A policy fee is deducted each month to reimburse IDS Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies. Additional information can be found in the applicable product's prospectus.

IDS Life deducts a premium expense charge from each premium payment. It partially compensates IDS Life for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates IDS Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month IDS Life deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge an administrative charge or a death benefit guarantee charge. Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES

IDS Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $19,059,480 in 2001, $18,285,051 in 2000 and $19,812,217 in
1999. Such charges are not treated as a separate expense of the subaccounts or Variable Account. They are ultimately deducted from surrender benefits paid by IDS Life.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life in its capacity as investment manager for the IDS Life Series Funds and AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                          PERCENTAGE RANGE
------------------------------------------------------------------------------
IDS Life Series Fund - Equity Portfolio                       0.70%
IDS Life Series Fund - Equity Income Portfolio                0.70%
IDS Life Series Fund - Government Securities Portfolio        0.70%
IDS Life Series Fund - Income Portfolio                       0.70%
IDS Life Series Fund - International Equity Portfolio         0.95%
IDS Life Series Fund - Managed Portfolio                      0.70%
IDS Life Series Fund - Money Market Portfolio                 0.50%
AXP(R) Variable Portfolio - Blue Chip Advantage Fund          0.560% to 0.470%
AXP(R) Variable Portfolio - Bond Fund                         0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund             0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund              0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund    0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund             1.170% to 1.095%
AXP(R) Variable Portfolio - Extra Income Fund                 0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund               0.610% to 0.535%
AXP(R) Variable Portfolio - Global Bond Fund                  0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                       0.630% to 0.570%
AXP(R) Variable Portfolio - International Fund                0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                      0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)            0.630% to 0.570%
AXP(R) Variable Portfolio - S&P 500 Index Fund                0.290% to 0.260%
AXP(R) Variable Portfolio - Small Cap Advantage Fund          0.790% to 0.650%
AXP(R) Variable Portfolio - Strategy Aggressive Fund          0.650% to 0.575%
------------------------------------------------------------------------------

IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for IDS Life Series Fund - International Equity Portfolio, AXP(R) Variable Portfolio - International Fund and AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                           PERCENTAGE RANGE
-------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund           0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                          0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund              0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund               0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund     0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund              0.100% to 0.050%
AXP(R) Variable Portfolio - Extra Income Fund                  0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                0.050% to 0.025%
AXP(R) Variable Portfolio - Global Bond Fund                   0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                        0.050% to 0.030%
AXP(R) Variable Portfolio - International Fund                 0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                       0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)             0.050% to 0.030%
AXP(R) Variable Portfolio - S&P 500 Index Fund                 0.080% to 0.065%
AXP(R) Variable Portfolio - Small Cap Advantage Fund           0.060% to 0.035%
AXP(R) Variable Portfolio - Strategy Aggressive Fund           0.060% to 0.035%
-------------------------------------------------------------------------------


The IDS Life Series Funds and AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


7. INVESTMENT IN SHARES

The subaccounts' investments in shares of the Funds as of Dec. 31, 2001 were as follows:


SUBACCOUNT  INVESTMENT                                                                              SHARES          NAV
-------------------------------------------------------------------------------------------------------------------------
U           IDS Life Series Fund - Equity Portfolio                                               48,352,496      $17.32
FEI         IDS Life Series Fund - Equity Income Portfolio                                           553,857        9.76
Y           IDS Life Series Fund - Government Securities Portfolio                                 1,748,735       10.28
V           IDS Life Series Fund - Income Portfolio                                                9,819,584        9.54
IL          IDS Life Series Fund - International Equity Portfolio                                 20,089,684       10.92
X           IDS Life Series Fund - Managed Portfolio                                              31,541,603       14.88
W           IDS Life Series Fund - Money Market Portfolio                                         68,114,166        1.00
FBC         AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                     288,628        8.19
FBD         AXP(R) Variable Portfolio - Bond Fund                                                  1,282,273       10.47
FCR         AXP(R) Variable Portfolio - Capital Resource Fund                                         28,728       21.69
FCM         AXP(R) Variable Portfolio - Cash Management Fund                                      22,697,098        1.00
FDE         AXP(R) Variable Portfolio - Diversified Equity Income Fund                             1,447,637       10.10
FEM         AXP(R) Variable Portfolio - Emerging Markets Fund                                         37,849        7.41
FEX         AXP(R) Variable Portfolio - Extra Income Fund                                          1,077,594        6.57
FFI         AXP(R) Variable Portfolio - Federal Income Fund                                          464,021       10.33
FGB         AXP(R) Variable Portfolio - Global Bond Fund                                             172,375        9.55
FGR         AXP(R) Variable Portfolio - Growth Fund                                                1,485,200        6.51
FIE         AXP(R) Variable Portfolio - International Fund                                           122,572        8.10
FMF         AXP(R) Variable Portfolio - Managed Fund                                                 177,443       15.42
FND         AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                     4,433,323       15.97
FIV         AXP(R) Variable Portfolio - S&P 500 Index Fund                                         1,199,739        7.82
FSM         AXP(R) Variable Portfolio - Small Cap Advantage Fund                                     373,218       10.47
FSA         AXP(R) Variable Portfolio - Strategy Aggressive Fund                                     685,032        8.34
FCA         AIM V.I. Capital Appreciation Fund, Series I                                             201,668       21.72
FCD         AIM V.I. Capital Development Fund, Series I                                              321,000       11.94
FGI         AIM V.I. Core Equity Fund, Series I                                                   17,597,694       20.20
              (previously AIM V.I. Growth and Income Fund, Series I)
FIR         American Century(R) VP International                                                     974,046        6.59
FVL         American Century(R) VP Value                                                           4,399,877        7.44
FSB         Calvert Variable Series, Inc. Social Balanced Portfolio                                  605,945        1.76
FEG         Credit Suisse Trust - Emerging Growth Portfolio                                          135,492       10.75
FSC         Credit Suisse Trust - Small Company Growth Portfolio                                   1,325,827       14.01
              (previously Credit Suisse Warburg Pincus Trust - Small Company Growth Portfolio)
FGC         Fidelity VIP Growth & Income Portfolio (Service Class)                                 1,119,974       13.12
FMP         Fidelity VIP Mid Cap Portfolio (Service Class)                                         1,364,492       19.54
FOS         Fidelity VIP Overseas Portfolio (Service Class)                                          319,270       13.83
FRE         FTVIPT Franklin Real Estate Fund - Class 2                                               378,051       17.99

                                       91

SUBACCOUNT  INVESTMENT                                                                        SHARES          NAV
-------------------------------------------------------------------------------------------------------------------
FSV         FTVIPT Franklin Small Cap Value Securities Fund - Class 2                          353,237       $10.89
              (previously FTVIPT Franklin Value Securities Fund - Class 2)
FIF         FTVIPT Templeton Foreign Securities Fund - Class 2                                 964,890        11.74
              (previously FTVIPT Templeton International Securities Fund - Class 2)
FIS         FTVIPT Templeton International Smaller Companies Fund - Class                      263,523        10.13
FSE         Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                   238,753        10.84
FUE         Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                        450,782        10.94
FMC         Goldman Sachs VIT Mid Cap Value Fund                                             1,071,399        11.29
FAG         Janus Aspen Series Aggressive Growth Portfolio: Service Shares                     358,336        21.73
FGT         Janus Aspen Series Global Technology Portfolio: Service Shares                   1,420,092         4.08
FIG         Janus Aspen Series International Growth Portfolio: Service Shares                  676,405        23.30
FIP         Lazard Retirement International Equity Portfolio                                   331,206         9.09
FGW         MFS(R) Investors Growth Stock Series - Service Class                             1,192,256         9.67
FDS         MFS(R) New Discovery Series - Service Class                                        793,875        15.22
FPH         Putnam VT High Yield Fund - Class IB Shares                                        542,519         8.05
FIN         Putnam VT International New Opportunities Fund - Class IB Shares                   629,513         9.75
FNO         Putnam VT New Opportunities Fund - Class IA Shares                              17,266,343        16.67
FVS         Putnam VT Vista Fund - Class IB Shares                                             741,041        11.34
FMI         Royce Micro-Cap Portfolio                                                        1,594,543         9.00
FVA         Third Avenue Value Portfolio                                                     1,637,684        17.13
FIC         Wanger International Small Cap                                                     306,846        15.40
FSP         Wanger U.S. Smaller Companies                                                      445,498        22.25
              (previously Wanger U.S. Small Cap)


8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:


SUBACCOUNT  INVESTMENT                                                             PURCHASES
----------------------------------------------------------------------------------------------
U           IDS Life Series Fund - Equity Portfolio                               $164,383,497
FEI         IDS Life Series Fund - Equity Income Portfolio                           2,138,406
Y           IDS Life Series Fund - Government Securities Portfolio                   6,354,118
V           IDS Life Series Fund - Income Portfolio                                 15,407,014
IL          IDS Life Series Fund - International Equity Portfolio                   15,902,743
X           IDS Life Series Fund - Managed Portfolio                                24,788,485
W           IDS Life Series Fund - Money Market Portfolio                           30,638,218
FBC         AXP(R) Variable Portfolio - Blue Chip Advantage Fund                     1,900,892
FBD         AXP(R) Variable Portfolio - Bond Fund                                   13,587,691
FCR         AXP(R) Variable Portfolio - Capital Resource Fund                          734,154
FCM         AXP(R) Variable Portfolio - Cash Management Fund                        28,063,497
FDE         AXP(R) Variable Portfolio - Diversified Equity Income Fund              14,265,995
FEM         AXP(R) Variable Portfolio - Emerging Markets Fund                          198,555
FEX         AXP(R) Variable Portfolio - Extra Income Fund                            6,734,931
FFI         AXP(R) Variable Portfolio - Federal Income Fund                          5,371,771
FGB         AXP(R) Variable Portfolio - Global Bond Fund                             1,545,407
FGR         AXP(R) Variable Portfolio - Growth Fund                                  7,638,550
FIE         AXP(R) Variable Portfolio - International Fund                             910,648
FMF         AXP(R) Variable Portfolio - Managed Fund                                 2,608,803
FND         AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                      44,398,228
FIV         AXP(R) Variable Portfolio - S&P 500 Index Fund                           8,959,057
FSM         AXP(R) Variable Portfolio - Small Cap Advantage Fund                     3,384,098
FSA         AXP(R) Variable Portfolio - Strategy Aggressive Fund                     4,829,610
FCA         AIM V.I. Capital Appreciation Fund, Series I                             3,759,448
FCD         AIM V.I. Capital Development Fund, Series I                              3,000,097
FGI         AIM V.I. Core Equity Fund, Series I                                     42,165,939
              (previously AIM V.I. Growth and Income Fund, Series I)
FIR         American Century(R) VP International                                     6,291,199
FVL         American Century(R) VP Value                                            19,705,255
FSB         Calvert Variable Series, Inc. Social Balanced Portfolio                  1,042,700
FEG         Credit Suisse Trust - Emerging Growth Portfolio                            901,447
FSC         Credit Suisse Trust - Small Company Growth Portfolio                     5,472,994
              (previously Warburg Pincus Trust - Small Company Growth Portfolio)
FGC         Fidelity VIP Growth & Income Portfolio (Service Class)                  13,497,039
FMP         Fidelity VIP Mid Cap Portfolio (Service Class)                          22,340,232
FOS         Fidelity VIP Overseas Portfolio (Service Class)                          4,083,518

                                       92

SUBACCOUNT  INVESTMENT                                                              PURCHASES
-------------------------------------------------------------------------------------------------
FRE         FTVIPT Franklin Real Estate Fund - Class 2                               $  6,300,820
FSV         FTVIPT Franklin Small Cap Value Securities Fund - Class 2                   3,566,117
              (previously FTVIPT Franklin Value Securities Fund - Class 2)
FIF         FTVIPT Templeton Foreign Securities Fund - Class 2                          6,728,628
              (previously FTVIPT Templeton International Securities Fund - Class 2)
FIS         FTVIPT Templeton International Smaller Companies Fund - Class 2               602,726
FSE         Goldman Sachs VIT CORESM Small Cap Equity Fund                              2,110,428
FUE         Goldman Sachs VIT CORESM U.S. Equity Fund                                   4,278,596
FMC         Goldman Sachs VIT Mid Cap Value Fund                                       11,615,207
FAG         Janus Aspen Series Aggressive Growth Portfolio: Service Shares              6,105,711
FGT         Janus Aspen Series Global Technology Portfolio: Service Shares              4,219,821
FIG         Janus Aspen Series International Growth Portfolio: Service Shares          12,791,183
FIP         Lazard Retirement International Equity Portfolio                            3,035,557
FGW         MFS(R) Investors Growth Stock Series - Service Class                       10,545,633
FDS         MFS(R) New Discovery Series - Service Class                                 9,569,016
FPH         Putnam VT High Yield Fund - Class IB Shares                                 2,391,597
FIN         Putnam VT International New Opportunities Fund - Class IB Shares            4,202,357
FNO         Putnam VT New Opportunities Fund - Class IA Shares                        100,683,646
FVS         Putnam VT Vista Fund - Class IB Shares                                      7,237,089
FMI         Royce Micro-Cap Portfolio                                                  12,236,887
FVA         Third Avenue Value Portfolio                                               25,977,105
FIC         Wanger International Small Cap                                              4,437,410
FSP         Wanger U.S. Smaller Companies                                               8,423,545
              (previously Wanger U.S. Small Cap)

9. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.


                                U        FEI        Y        V          IL         X          W        FBC       FBD      FCR
                            ------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value     $   5.79   $  0.97   $  2.37   $  2.39   $   2.16   $   4.23   $  1.80   $  0.89   $  1.07   $  0.85
----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value     $   3.93   $  0.98   $  2.49   $  2.57   $   1.54   $   3.39   $  1.85   $  0.74   $  1.15   $  0.69
Units (000s)                 213,092     5,554     7,244    36,653    142,157    138,520    36,982     3,208    11,758       904
Net assets (000s)           $836,966   $ 5,417   $18,071   $94,067   $219,175   $469,049   $68,383   $ 2,370   $13,468   $   624
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
 DEC. 31, 2001
Investment income ratio(1)      0.13%     1.15%     5.12%     6.16%      0.93%      1.90%     3.75%     0.71%     6.31%     0.41%
Expense ratio(2)                0.90%     0.90%     0.90%     0.90%      0.90%      0.90%     0.90%     0.90%     0.90%     0.90%
Total return(3)               (32.12%)    1.03%     5.06%     7.53%    (28.70%)   (19.86%)    2.78%   (16.85%)    7.48%   (18.82%)
----------------------------------------------------------------------------------------------------------------------------------
                              FCM        FDE       FEM       FEX       FFI        FGB        FGR       FIE       FMF       FND
                            ------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value     $   1.03   $  0.99   $  0.78   $  0.93   $   1.07   $   1.07   $  0.77   $  0.86   $  0.96   $  1.04
----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value     $   1.06   $  1.00   $  0.76   $  0.96   $   1.13   $   1.08   $  0.53   $  0.61   $  0.85   $  0.86
Units (000s)                  21,573    14,695       370     7,416      4,257      1,541    18,390     1,636     3,221    82,787
Net assets (000s)           $ 22,864   $14,674   $   280   $ 7,150   $  4,813   $  1,657   $ 9,693      $993   $ 2,738   $70,947
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
 DEC. 31, 2001
Investment income ratio(1)      3.13%     1.41%     0.02%    10.78%      4.42%      4.25%       --      1.29%     2.63%     0.26%
Expense ratio(2)                0.90%     0.90%     0.90%     0.90%      0.90%      0.90%     0.90%     0.90%     0.90%     0.90%
Total return(3)                 2.91%     1.01%    (2.56%)    3.23%      5.61%      0.93%   (31.17%)  (29.07%)  (11.46%)  (17.31%)
----------------------------------------------------------------------------------------------------------------------------------

                              FIV        FSM       FSA       FCA        FCD        FGI       FIR       FVL       FSB       FEG
                            ------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value     $   0.91   $  1.00   $  0.87   $  0.88   $   1.00   $   1.78   $  0.91   $  1.03   $  0.97   $  0.98
----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value     $   0.79   $  0.92   $  0.58   $  0.67   $   0.91   $   1.36   $  0.64   $  1.16   $  0.90   $  0.81
Units (000s)                  11,971     4,264     9,945     6,567      4,199    261,263    10,087    28,326     1,190     1,795
Net assets (000s)           $  9,411   $ 3,935   $ 5,733   $ 4,380   $  3,833   $355,473   $ 6,419   $32,735   $ 1,066   $ 1,457
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
 DEC. 31, 2001
Investment income ratio(1)      1.03%       --      0.23%       --         --       0.05%     0.03%     0.73%     8.94%       --
Expense ratio(2)                0.90%     0.90%     0.90%     0.90%      0.90%      0.90%     0.90%     0.90%     0.90%     0.90%
Total return(3)               (13.19%)   (8.00%)  (33.33%)  (23.86%)    (9.00%)   (23.60%)  (29.67%)   12.62%    (7.22%)  (17.35%)
----------------------------------------------------------------------------------------------------------------------------------

                              FSC        FGC       FMP       FOS       FRE        FSV        FIF       FIS       FSE       FUE
                            ------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value     $   1.40   $  0.99   $  1.18   $  0.88   $   1.16   $   1.14   $  1.08   $  0.98   $  1.02   $  0.91
----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value     $   1.16   $  0.90   $  1.13   $  0.69   $   1.24   $   1.28   $  0.90   $  0.94   $  1.05   $  0.79
Units (000s)                  15,952    16,413    23,651     6,414      5,495      3,004    12,596       683     2,459     6,234
Net assets (000s)           $ 18,575   $14,694   $26,662   $ 4,415   $  6,801   $  3,847   $11,328   $   643   $ 2,588   $ 4,932
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
 DEC. 31, 2001
Investment income ratio(1)        --      0.33%       --      2.48%      2.84%      0.28%     2.82%     2.56%     0.60%     0.83%
Expense ratio(2)                0.90%     0.90%     0.90%     0.90%      0.90%      0.90%     0.90%     0.90%     0.90%     0.90%
Total return(3)               (17.14%)   (9.09%)   (4.24%)  (21.59%)     6.90%     12.28%   (16.67%)   (4.08%)    2.94%   (13.19%)
----------------------------------------------------------------------------------------------------------------------------------

                                       94

                               FMC       FAG       FGT       FIG       FIP        FGW        FDS       FPH       FIN       FNO
                            -------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value     $   1.20   $  0.75   $  0.72   $  0.84   $   0.96   $   0.92   $  0.97   $  0.90   $  0.72   $   1.81
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value     $   1.33   $  0.45   $  0.45   $  0.63   $   0.72   $   0.69   $  0.91   $  0.93   $  0.51   $   1.25
Units (000s)                   9,095    17,310    12,969    24,849      4,159     16,764    13,315     4,713    12,062    229,366
Net assets (000s)           $ 12,096   $ 7,787   $ 5,794   $15,760   $  3,011   $ 11,529   $12,083   $ 4,367   $ 6,138   $287,830
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
 DEC. 31, 2001
Investment income ratio(1)      2.49%       --      0.66%     0.78%      0.01%      0.04%       --     11.98%       --         --
Expense ratio(2)                0.90%     0.90%     0.90%     0.90%      0.90%      0.90%     0.90%     0.90%     0.90%      0.90%
Total return(3)                10.83%   (40.00%)  (37.50%)  (25.00%)   (25.00%)   (25.00%)   (6.19%)    3.33%   (29.17%)   (30.94%)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                  FVS        FMI       FVA       FIC       FSP
                                                                                ---------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                                                         $   0.91   $  1.15   $  1.26   $  0.74   $   1.06
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                                                         $   0.60   $  1.47   $  1.42   $  0.58   $   1.17
Units (000s)                                                                      14,087     9,733    19,731     8,157      8,497
Net assets (000s)                                                               $  8,403   $14,351   $28,054   $ 4,725   $  9,912
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
 DEC. 31, 2001
Investment income ratio(1)                                                            --        --      0.14%       --       0.03%
Expense ratio(2)                                                                    0.90%     0.90%     0.90%     0.90%      0.90%
Total return(3)                                                                   (34.07%)   27.83%    12.70%   (21.62%)    10.38%
-----------------------------------------------------------------------------------------------------------------------------------



(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.


(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.


YEAR ENDED DEC. 31,              2001      2000      1999      1998      1997     1996      1995     1994     1993     1992
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT U (INVESTING IN
 SHARES OF IDS LIFE SERIES
 FUND - EQUITY PORTFOLIO)
Accumulation unit value at
 beginning of period           $   5.79  $   7.75  $   4.32  $   4.00  $   3.33  $  2.80  $   2.04  $  2.01  $  1.79  $  1.71
Accumulation unit value at
 end of period                 $   3.93  $   5.79  $   7.75  $   4.32  $   4.00  $  3.33  $   2.80  $  2.04  $  2.01  $  1.79
Number of accumulation
 units outstanding at end
 of period (000 omitted)        213,092   215,262   211,900   205,971   181,225  153,373   112,398   86,672   54,422   35,765
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FEI(1) (INVESTING
 IN SHARES OF IDS LIFE
 SERIES FUND - EQUITY
 INCOME PORTFOLIO)
Accumulation unit value at
 beginning of period           $   0.97  $   0.97  $   1.00        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   0.98  $   0.97  $   0.97        --        --       --        --       --       --       --
Number of accumulation
 units outstanding at end
 of period (000 omitted)          5,554     3,643     1,385        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT Y (INVESTING IN
 SHARES OF IDS LIFE SERIES
 FUND - GOVERNMENT
 SECURITIES PORTFOLIO)
Accumulation unit value at
 beginning of period           $   2.37  $   2.14  $   2.20  $   2.05  $   1.89  $  1.89  $   1.62  $  1.71  $  1.54  $  1.46
Accumulation unit value at
 end of period                 $   2.49  $   2.37  $   2.14  $   2.20  $   2.05  $  1.89  $   1.89  $  1.62  $  1.71  $  1.54
Number of accumulation
 units outstanding at end
 of period (000 omitted)          7,244     5,713     8,219     5,729     4,936    4,856     3,992    3,949    3,444    2,556
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT V (INVESTING IN
 SHARES OF IDS LIFE SERIES
 FUND - INCOME PORTFOLIO)
Accumulation unit value at
 beginning of period           $   2.39  $   2.26  $   2.28  $   2.18  $   2.03  $  1.98  $   1.65  $  1.74  $  1.53  $  1.41
Accumulation unit value at
 end of period                 $   2.57  $   2.39  $   2.26  $   2.28  $   2.18  $  2.03  $   1.98  $  1.65  $  1.74  $  1.53
Number of accumulation
 units outstanding at end
 of period (000 omitted)         36,653    35,690    37,533    36,390    30,615   26,775    21,094   16,248   13,255    8,848
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IL(2) (INVESTING
 IN SHARES OF IDS LIFE
 SERIES FUND - INTERNATIONAL
 EQUITY PORTFOLIO)
Accumulation unit value at
 beginning of period           $   2.16  $   2.87  $   2.11  $   1.75  $   1.67  $  1.36  $   0.99  $  1.00       --       --
Accumulation unit value at
 end of period                 $   1.54  $   2.16  $   2.87  $   2.11  $   1.75  $  1.67  $   1.36  $  0.99       --       --
Number of accumulation
 units outstanding at end
 of period (000 omitted)        142,157   148,301   129,850   114,892    93,664   59,453    18,303    2,582       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT X (INVESTING IN
 SHARES OF IDS LIFE SERIES
 FUND - MANAGED PORTFOLIO)
Accumulation unit value at
 beginning of period              $4.23  $   4.96  $   4.02  $   3.54  $   3.03  $  2.67  $   2.27  $  2.27  $  1.91  $  1.75
Accumulation unit value at
 end of period                    $3.39  $   4.23  $   4.96  $   4.02  $   3.54  $  3.03  $   2.67  $  2.27  $  2.27  $  1.91
Number of accumulation
 units outstanding at end
 of period (000 omitted)        138,520   143,707   145,547   139,809   125,875  109,309    89,226   70,903   45,870   30,475
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT W (INVESTING IN
 SHARES OF IDS LIFE SERIES
 FUND - MONEY MARKET
 PORTFOLIO)
Accumulation unit value at
 beginning of period           $   1.80  $   1.71  $   1.65  $   1.58  $   1.52  $  1.46  $   1.40  $  1.36  $  1.34  $  1.31
Accumulation unit value at
 end of period                 $   1.85  $   1.80  $   1.71  $   1.65  $   1.58  $  1.52  $   1.46  $  1.40  $  1.36  $  1.34
Number of accumulation
 units outstanding at end
 of period (000 omitted)         36,982    31,842    36,916    21,082    17,864   11,458     7,292    4,148    2,911    2,981
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FBC(3)
 (INVESTING IN SHARES OF
 AXP(R) VARIABLE
 PORTFOLIO - BLUE CHIP
 ADVANTAGE FUND)
Accumulation unit value at
 beginning of period           $   0.89  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   0.74  $   0.89        --        --        --       --        --       --       --       --
Number of accumulation
 units outstanding at end
 of period (000 omitted)          3,208       933        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FBD(3)
 (INVESTING IN SHARES OF
 AXP(R) VARIABLE
 PORTFOLIO - BOND FUND)
Accumulation unit value at
 beginning of period           $   1.07  $   1.00        --        --        --       --        --       --       --      --
Accumulation unit value at
 end of period                 $   1.15  $   1.07        --        --        --       --        --       --       --      --
Number of accumulation
 units outstanding at end
 of period (000 omitted)         11,758       568        --        --        --       --        --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FCR(3)
 (INVESTING IN SHARES OF
 AXP(R) VARIABLE
 PORTFOLIO - CAPITAL
 RESOURCE FUND)
Accumulation unit value at
 beginning of period           $   0.85  $   1.00        --        --        --       --        --       --       --      --
Accumulation unit value at
 end of period                 $   0.69  $   0.85        --        --        --       --        --       --       --      --
Number of accumulation
 units outstanding at end
 of period (000 omitted)            904       115        --        --        --       --        --       --       --      --
------------------------------------------------------------------------------------------------------------------------------

                                       96

YEAR ENDED DEC. 31,              2001      2000      1999      1998      1997     1996      1995      1994     1993     1992
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FCM(3)
 (INVESTING IN SHARES OF
 AXP(R) VARIABLE
 PORTFOLIO - CASH
 MANAGEMENT FUND)
Accumulation unit value at
 beginning of period           $   1.03  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   1.06  $   1.03        --        --        --       --        --       --       --       --
Number of accumulation
 units outstanding at end
 of period (000 omitted)         21,573     3,974        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FDE(3)
 (INVESTING IN SHARES OF
 AXP(R) VARIABLE
 PORTFOLIO - DIVERSIFIED
 EQUITY INCOME FUND)
Accumulation unit value at
 beginning of period           $   0.99  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   1.00  $   0.99        --        --        --       --        --       --       --       --
Number of accumulation
 units outstanding at end
 of period (000 omitted)         14,695       273        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FEM(3)
 (INVESTING IN SHARES OF
 AXP(R) VARIABLE
 PORTFOLIO - EMERGING
 MARKETS FUND)
Accumulation unit value at
 beginning of period           $   0.78  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   0.76  $   0.78        --        --        --       --        --       --       --       --
Number of accumulation
 units outstanding at end
 of period (000 omitted)            370       141        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FEX(3)
 (INVESTING IN SHARES OF
 AXP(R) VARIABLE
 PORTFOLIO - EXTRA INCOME
 FUND)
Accumulation unit value at
 beginning of period           $   0.93  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   0.96  $   0.93        --        --        --       --        --       --       --       --
Number of accumulation
 units outstanding at end
 of period (000 omitted)          7,416       804        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FFI(3)
 (INVESTING IN SHARES OF
 AXP(R) VARIABLE
 PORTFOLIO - FEDERAL INCOME
 FUND)
Accumulation unit value at
 beginning of period           $   1.07  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   1.13  $   1.07        --        --        --       --        --       --       --       --
Number of accumulation
 units outstanding at end
 of period (000 omitted)          4,257       119        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGB(3)
 (INVESTING IN SHARES OF
 AXP(R) VARIABLE
 PORTFOLIO - GLOBAL BOND
 FUND)
Accumulation unit value at
 beginning of period           $   1.07  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   1.08  $   1.07        --        --        --       --        --       --       --       --
Number of accumulation
 units outstanding at end
 of period (000 omitted)          1,541       200        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGR(3)
 (INVESTING IN SHARES OF
 AXP(R) VARIABLE
 PORTFOLIO - GROWTH  FUND)
Accumulation unit value at
 beginning of period           $   0.77  $   1.00        --        --        --       --        --       --      --        --
Accumulation unit value at
 end of period                 $   0.53  $   0.77        --        --        --       --        --       --       --       --
Number of accumulation
 units outstanding at end
 of period (000 omitted)         18,390     5,835        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIE(3)
 (INVESTING IN SHARES OF
 AXP(R) VARIABLE
 PORTFOLIO - INTERNATIONAL
 FUND)
Accumulation unit value at
 beginning of period           $   0.86  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   0.61  $   0.86        --        --        --       --        --       --       --       --
Number of accumulation
 units outstanding at end
 of period (000 omitted)          1,636       554        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FMF(3)
 (INVESTING IN SHARES OF
 AXP(R) VARIABLE
 PORTFOLIO - MANAGED FUND)
Accumulation unit value at
 beginning of period           $   0.96  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   0.85  $   0.96        --        --        --       --        --       --       --       --
Number of accumulation
 units outstanding at end
 of period (000 omitted)          3,221       591        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FND(4)
 (INVESTING IN SHARES OF
 AXP(R) VARIABLE
 PORTFOLIO - New Dimensions
 Fund(R))
Accumulation unit value at
 beginning of period           $   1.04  $   1.15  $   1.00        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   0.86  $   1.04  $   1.15        --        --       --        --       --       --       --
Number of accumulation
 units outstanding at end
 of period (000 omitted)         82,787    32,255     2,232        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIV(3)
 (INVESTING IN SHARES OF
 AXP(R) VARIABLE
 PORTFOLIO - S&P 500 INDEX
 FUND)
Accumulation unit value at
 beginning of period           $   0.91  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   0.79  $   0.91        --        --        --       --        --       --       --       --
Number of accumulation
 units outstanding at end
 of period (000 omitted)         11,971     1,052        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------

                                       97

YEAR ENDED DEC. 31,              2001      2000      1999      1998      1997     1996      1995      1994     1993     1992
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSM(3)
 (INVESTING IN SHARES OF
 AXP(R) VARIABLE
 PORTFOLIO - SMALL CAP
 ADVANTAGE FUND)
Accumulation unit value at
 beginning of period           $   1.00  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   0.92  $   1.00        --        --        --       --        --       --       --       --
Number of accumulation units
 outstanding at end of
 period (000 omitted)             4,264       490        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSA(3)
 (INVESTING IN SHARES OF
 AXP(R) VARIABLE
 PORTFOLIO - STRATEGY
 AGGRESSIVE FUND)
Accumulation unit value at
 beginning of period           $   0.87  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   0.58  $   0.87        --        --        --       --        --       --       --       --
Number of accumulation units
 outstanding at end of
 period (000 omitted)             9,945     2,824        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FCA(3)
 (INVESTING IN SHARES OF
 AIM V.I. CAPITAL
 APPRECIATION FUND, SERIES I)
Accumulation unit value at
 beginning of period           $   0.88  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   0.67  $   0.88        --        --        --       --        --       --       --       --
Number of accumulation units
 outstanding at end of
 period (000 omitted)             6,567     1,776        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FCD(3)
 (INVESTING IN SHARES OF
 AIM V.I. CAPITAL DEVELOPMENT
 FUND, SERIES I)
Accumulation unit value at
 beginning of period           $   1.00  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   0.91  $   1.00        --        --        --       --        --       --       --       --
Number of accumulation units
 outstanding at end of
 period (000 omitted)             4,199     1,024        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGI(5)
 (INVESTING IN SHARES OF
 AIM V.I. CORE EQUITY FUND,
 SERIES I) (PREVIOUSLY
 AIM  V.I. GROWTH AND INCOME
 FUND, SERIES I)
Accumulation unit value at
 beginning of period           $   1.78  $   2.10  $   1.58  $   1.25  $   1.00  $  1.00        --       --       --       --
Accumulation unit value at
 end of period                 $   1.36  $   1.78  $   2.10  $   1.58  $   1.25  $  1.00        --       --       --       --
Number of accumulation units
 outstanding at end of
 period (000 omitted            261,263   241,425   185,561   102,426    41,101    1,289        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIR(3)
 (INVESTING IN SHARES OF
 AMERICAN CENTURY(R) VP
 INTERNATIONAL)
Accumulation unit value at
 beginning of period           $   0.91  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   0.64  $   0.91        --        --        --       --        --       --       --       --
Number of accumulation units
 outstanding at end of
 period (000 omitted)            10,087     1,184        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FVL(6)
 (INVESTING IN SHARES OF
 AMERICAN CENTURY(R) VP VALUE)
Accumulation unit value at
 beginning of period           $   1.03  $   0.88  $   1.00        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   1.16  $   1.03  $   0.88        --        --       --        --       --       --       --
Number of accumulation units
 outstanding at end of
 period (000 omitted)            28,326    10,127     3,553        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSB(3)
 (INVESTING IN SHARES OF
 CALVERT VARIABLE SERIES,
 INC. SOCIAL BALANCED
 PORTFOLIO)
Accumulation unit value at
 beginning of period           $   0.97  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   0.90  $   0.97        --        --        --       --        --       --       --       --
Number of accumulation units
 outstanding at end of
 period (000 omitted)             1,190       114        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FEG(3)
 (INVESTING IN SHARES OF
 CREDIT SUISSE TRUST -
 EMERGING GROWTH PORTFOLIO)
Accumulation unit value at
 beginning of period           $   0.98  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   0.81  $   0.98        --        --        --       --        --       --       --       --
Number of accumulation units
 outstanding at end of
 period (000 omitted)             1,795       695        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSC(6)
 (INVESTING IN SHARES OF
 CREDIT SUISSE TRUST - SMALL
 CAP GROWTH PORTFOLIO)
 (PREVIOUSLY CREDIT SUISSE
 WARBURG PINCUS TRUST - SMALL
 COMPANY GROWTH PORTFOLIO)
Accumulation unit value at
 beginning of period           $   1.40  $   1.72  $   1.00        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   1.16  $   1.40  $   1.72        --        --       --        --       --       --       --
Number of accumulation units
 outstanding at end of
 period (000 omitted)            15,952    11,311     2,451        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGC(3)
 (INVESTING IN SHARES OF
 FIDELITY VIP GROWTH & INCOME
 PORTFOLIO (SERVICE CLASS))
Accumulation unit value at
 beginning of period           $   0.99  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   0.90  $   0.99        --        --        --       --        --       --       --       --
Number of accumulation units
 outstanding at end of
 period (000 omitted)            16,413     1,302        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------

                                       98

YEAR ENDED DEC. 31,              2001      2000      1999      1998      1997     1996      1995      1994     1993     1992
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FMP(3)
 (INVESTING IN SHARES OF
 FIDELITY VIP MID CAP
 PORTFOLIO (SERVICE CLASS))
Accumulation unit value at
  beginning of period          $   1.18  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   1.13  $   1.18        --        --        --       --        --       --       --       --
Number of accumulation
 units outstanding at end
 of period (000 omitted)         23,651     3,029        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FOS(3)
 (INVESTING IN SHARES OF
 FIDELITY VIP OVERSEAS
 PORTFOLIO (SERVICE CLASS))
Accumulation unit value at
 beginning of period           $   0.88  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   0.69  $   0.88        --        --        --       --        --       --       --       --
Number of accumulation
 units outstanding at end
 of period (000 omitted)          6,414     1,200        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FRE(3)
 (INVESTING IN SHARES OF
 FTVIPT FRANKLIN REAL
 ESTATE FUND - CLASS 2)
Accumulation unit value at
 beginning of period           $   1.16  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   1.24  $   1.16        --        --        --       --        --       --       --       --
Number of accumulation
 units outstanding at end
 of period (000 omitted)          5,495       233        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSV(3)
 (INVESTING IN SHARES OF
 FTVIPT FRANKLIN SMALL CAP
 VALUE SECURITIES
 FUND - CLASS 2) (PREVIOUSLY
 FTVIPT FRANKLIN VALUE
 SECURITIES FUND - CLASS 2)
Accumulation unit value at
 beginning of period           $   1.14  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   1.28  $   1.14        --        --        --       --        --       --       --       --
Number of accumulation
 units outstanding at end
 of period (000 omitted)          3,004        81        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIF(6),(7)
 (INVESTING IN SHARES OF
 FTVIPT TEMPLETON FOREIGN
 SECURITIES FUND - CLASS 2)
(PREVIOUSLY FTVIPT TEMPLETON
 INTERNATIONAL SECURITIES
 FUND - CLASS 2)
Accumulation unit value at
 beginning of period           $   1.08  $   1.12  $   1.00        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   0.90  $   1.08  $   1.12        --        --       --        --       --       --       --
Number of accumulation units
 outstanding at end of
 period (000 omitted)            12,596     8,063     2,355        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIS(3),(7)
 (INVESTING IN SHARES OF
 FTVIPT TEMPLETON
 INTERNATIONAL SMALLER
 COMPANIES FUND - CLASS 2)
Accumulation unit value at
 beginning of period           $   0.98  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   0.94  $   0.98        --        --        --       --        --       --       --       --
Number of accumulation
 units outstanding at end
 of period (000 omitted)            683        70        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSE(3)
(INVESTING IN SHARES OF
 GOLDMAN SACHS VIT CORE(SM)
 SMALL CAP EQUITY FUND)
Accumulation unit value at
 beginning of period           $   1.02  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   1.05  $   1.02        --        --        --       --        --       --       --       --
Number of accumulation units
 outstanding at end of
 period (000 omitted)             2,459       343        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FUE(3)
 (INVESTING IN SHARES OF
 GOLDMAN SACHS VIT CORE(SM)
 U.S. EQUITY FUND)
Accumulation unit value at
 beginning of period           $   0.91  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   0.79  $   0.91        --        --        --       --        --       --       --       --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                    6,234     1,220        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FMC(3)
 (INVESTING IN SHARES OF
 GOLDMAN SACHS VIT MID CAP
 VALUE FUND)
Accumulation unit value at
 beginning of period           $   1.20  $   1.00        --        --        --       --        --       --      --        --
Accumulation unit value at
 end of period                 $   1.33  $   1.20        --        --        --       --        --       --       --       --
Number of accumulation units
 outstanding at end of
 period (000 omitted)             9,095       328        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FAG(3)
 (INVESTING IN SHARES OF
 JANUS ASPEN SERIES
 AGGRESSIVE GROWTH
 PORTFOLIO: SERVICE SHARES)
Accumulation unit value at
 beginning of period           $   0.75  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   0.45  $   0.75        --        --        --       --        --       --       --       --
Number of accumulation units
 outstanding at end of
 period (000 omitted)            17,310     5,938        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGT(3)
 (INVESTING IN SHARES OF
 JANUS ASPEN SERIES GLOBAL
 TECHNOLOGY PORTFOLIO:
 SERVICE SHARES)
Accumulation unit value at
 beginning of period           $   0.72  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   0.45  $   0.72        --        --        --       --        --       --       --       --
Number of accumulation units
 outstanding at end of
 period (000 omitted)            12,969     5,390        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------

                                       99

YEAR ENDED DEC. 31,              2001      2000      1999      1998      1997     1996      1995      1994     1993     1992
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIG(3)
 (INVESTING IN SHARES OF
 JANUS ASPEN SERIES
 INTERNATIONAL GROWTH
 PORTFOLIO: SERVICE SHARES)
Accumulation unit value at
 beginning of period           $   0.84  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   0.63  $   0.84        --        --        --       --        --       --       --       --
Number of accumulation
 units outstanding at end of
 period (000 omitted)            24,849     5,722        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIP(3)
 (INVESTING IN SHARES OF
 LAZARD RETIREMENT
 INTERNATIONAL EQUITY
 PORTFOLIO)
Accumulation unit value at
 beginning of period           $   0.96  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   0.72  $   0.96        --        --        --       --        --       --       --       --
Number of accumulation units
 outstanding at end of
 period (000 omitted)             4,159       287        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGW(3)
 (INVESTING IN SHARES OF
 MFS(R) INVESTORS GROWTH
 STOCK SERIES - SERVICE CLASS)
Accumulation unit value at
 beginning of period           $   0.92  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   0.69  $   0.92        --        --        --       --        --       --       --       --
Number of accumulation units
 outstanding at end of
 period (000 omitted)            16,764     2,175        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FDS(3)
 (INVESTING IN SHARES OF
 MFS(R) NEW DISCOVERY
 SERIES - SERVICE CLASS)
Accumulation unit value at
 beginning of period           $   0.97  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   0.91  $   0.97        --        --        --       --        --       --       --       --
Number of accumulation units
 outstanding at end of
 period (000 omitted)            13,315     2,518        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FPH(6)
 (INVESTING IN SHARES OF
 PUTNAM VT HIGH YIELD
 FUND - CLASS IB SHARES)
Accumulation unit value at
 beginning of period           $   0.90  $   0.99  $   1.00        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   0.93  $   0.90  $   0.99        --        --       --        --       --       --       --
Number of accumulation units
 outstanding at end of
 period (000 omitted)             4,713     2,797       944        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIN(3)
 (INVESTING IN SHARES OF
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND - CLASS
 IB SHARES)
Accumulation unit value at
 beginning of period           $   0.72  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   0.51  $   0.72        --        --        --       --        --       --       --       --
Number of accumulation units
 outstanding at end of
 period (000 omitted)            12,062     4,468        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FNO(5)
 (INVESTING IN SHARES OF
 PUTNAM VT NEW OPPORTUNITIES
 FUND - CLASS IA SHARES)
Accumulation unit value at
 beginning of period           $   1.81  $   2.47  $   1.47  $   1.19  $   0.98  $  1.00        --       --       --       --
Accumulation unit value at
 end of period                 $   1.25  $   1.81  $   2.47  $   1.47  $   1.19  $  0.98        --       --       --       --
Number of accumulation units
 outstanding at end of
 period (000 omitted)           229,366   205,938   152,539    92,520    41,574    2,406        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FVS(3)
 (INVESTING IN SHARES OF
 PUTNAM VT VISTA
 FUND - CLASS IB SHARES)
Accumulation unit value at
 beginning of period           $   0.91  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   0.60  $   0.91        --        --        --       --        --       --       --       --
Number of accumulation units
 outstanding at end of
 period (000 omitted)            14,087     4,011        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FMI(3)
 (INVESTING IN SHARES OF
 ROYCE MICRO-CAP PORTFOLIO)
Accumulation unit value at
 beginning of period           $   1.15  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   1.47  $   1.15        --        --        --       --        --       --       --       --
Number of accumulation units
 outstanding at end of
 period (000 omitted)             9,733       735        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FVA(3)
 (INVESTING IN SHARES OF
 THIRD AVENUE VALUE PORTFOLIO)
Accumulation unit value at
 beginning of period           $   1.26  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   1.42  $   1.26        --        --        --       --        --       --       --       --
Number of accumulation units
 outstanding at end of
 period (000 omitted)            19,731       645        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------

                                      100

YEAR ENDED DEC. 31,              2001      2000      1999      1998      1997     1996      1995      1994     1993     1992
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIC(3)
 (INVESTING IN SHARES OF
 WANGER INTERNATIONAL SMALL
 CAP)
Accumulation unit value at
 beginning of period           $   0.74  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   0.58  $   0.74        --        --        --       --        --       --       --       --
Number of accumulation units
 outstanding at end of
 period (000 omitted)             8,157     1,981        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSP(3)
 (INVESTING IN SHARES OF
 WANGER U.S. SMALLER
 COMPANIES) (PREVIOUSLY
 WANGER U.S. SMALL CAP)
Accumulation unit value at
 beginning of period           $   1.06  $   1.00        --        --        --       --        --       --       --       --
Accumulation unit value at
 end of period                 $   1.17  $   1.06        --        --        --       --        --       --       --       --
Number of accumulation units
 outstanding at end of
 period (000 omitted)             8,497       890        --        --        --       --        --       --       --       --
------------------------------------------------------------------------------------------------------------------------------



(1) Operations commenced on June 17, 1999.


(2) Operations commenced on Oct. 28, 1994.

(3) Operations commenced on May 15, 2000.

(4) Operations commenced on Nov. 1, 1999.

(5) Operations commenced on Nov. 22, 1996.


(6) Operations commenced on May 3, 1999.

(7) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

IDS Life Insurance Company
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
January 28, 2002
Minneapolis, Minnesota

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                      2001          2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $6,471,798)                          $        --   $ 6,463,613
      Available-for-sale, at fair value (amortized cost: 2001, $20,022,072; 2000, $12,929,870)     20,157,137    12,399,990
   Common stocks                                                                                        1,704        10,333
   Mortgage loans on real estate                                                                    3,680,394     3,738,091
   Policy loans                                                                                       619,571       618,973
   Other investments                                                                                  621,897       575,551
                                                                                                      -------       -------
      Total investments                                                                            25,080,703    23,806,551
Cash and cash equivalents                                                                           1,150,251       316,974
Amounts recoverable from reinsurers                                                                   529,166       416,480
Amounts due from brokers                                                                               90,794        15,302
Other accounts receivable                                                                              46,349        42,324
Accrued investment income                                                                             278,199       334,928
Deferred policy acquisition costs                                                                   3,107,187     2,951,655
Deferred income taxes, net                                                                            156,308       136,588
Other assets                                                                                          123,246        80,054
Separate account assets                                                                            27,333,697    32,349,347
                                                                                                   ----------    ----------
Total assets                                                                                      $57,895,900   $60,450,203
                                                                                                  ===========   ===========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                             $19,592,273   $19,417,446
      Universal life-type insurance                                                                 3,433,904     3,410,871
      Traditional life insurance                                                                      241,165       232,913
      Disability income and long-term care insurance                                                1,227,172     1,012,247
   Policy claims and other policyholders' funds                                                        71,879        52,067
   Amounts due to brokers                                                                           1,740,031       446,347
   Other liabilities                                                                                  437,017       463,561
   Separate account liabilities                                                                    27,333,697    32,349,347
                                                                                                   ----------    ----------
      Total liabilities                                                                            54,077,138    57,384,799
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value per share; 100,000 shares authorized, issued and outstanding            3,000         3,000
   Additional paid-in capital                                                                         688,327       288,327
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains (losses)                                                         85,549      (333,734)
      Net unrealized derivative (losses)                                                                 (774)           --
                                                                                                   ----------    ----------
         Total accumulated other comprehensive income (loss)                                           84,775      (333,734)
                                                                                                   ----------    ----------
   Retained earnings                                                                                3,042,660     3,107,811
                                                                                                   ----------    ----------
         Total stockholder's equity                                                                 3,818,762     3,065,404
                                                                                                   ----------    ----------
Total liabilities and stockholder's equity                                                        $57,895,900   $60,450,203
                                                                                                  ===========   ===========

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                                 2001          2000           1999
Revenues
Premiums:
   Traditional life insurance                                                       $   59,415     $   56,187   $    53,790
   Disability income and long-term care insurance                                      255,428        231,311       201,637
                                                                                       -------        -------       -------
      Total premiums                                                                   314,843        287,498       255,427
Net investment income                                                                1,485,688      1,730,605     1,919,573
Contractholder charges                                                                 489,583        438,127       411,994
Management and other fees                                                              473,406        598,168       473,108
Net realized (loss) gain on investments                                               (649,752)       (16,975)       26,608
                                                                                      --------        -------        ------
      Total revenues                                                                 2,113,768      3,037,423     3,086,710
                                                                                     ---------      ---------     ---------
Benefits and expenses
Death and other benefits:
   Traditional life insurance                                                           35,519         29,042        29,819
   Universal life-type insurance and investment contracts                              175,247        131,467       118,561
   Disability income and long-term care insurance                                       44,725         40,246        30,622
Increase in liabilities for future policy benefits:
   Traditional life insurance                                                            7,231          5,765         7,311
   Disability income and long-term care insurance                                      123,227        113,239        87,620
Interest credited on universal life-type insurance and investment contracts          1,137,636      1,169,641     1,240,575
Amortization of deferred policy acquisition costs                                      371,342        362,106       321,036
Other insurance and operating expenses                                                 407,798        378,653       346,849
                                                                                       -------        -------       -------
      Total benefits and expenses                                                    2,302,725      2,230,159     2,182,393
                                                                                     ---------      ---------     ---------
(Loss) income before income tax (benefit) expense a
   nd cumulative effect of accounting change                                          (188,957)       807,264       904,317
Income tax (benefit) expense                                                          (145,222)       221,627       267,864
                                                                                      --------        -------       -------
(Loss) income before cumulative effect of accounting change                            (43,735)       585,637       636,453
Cumulative effect of accounting change (net of income tax benefit of $11,532)          (21,416)            --            --
                                                                                      --------        -------       -------
Net (loss) income                                                                   $  (65,151)    $  585,637    $  636,453
                                                                                    ----------     ----------    ----------

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity

                                                                                      Accumulated
                                                                                         other
                                                                       Additional    comprehensive                    Total
                                                           Capital       paid-in    income (loss),   Retained     stockholder's
For the three years ended December 31, 2001 (In thousands)  stock        capital      net of tax     earnings        equity
Balance, January 1, 1999                                   $3,000       $288,327     $ 169,584     $2,645,721    $3,106,632
Comprehensive income:
   Net income                                                  --             --            --        636,453       636,453
   Unrealized holding losses arising
      during the year, net of deferred
      policy acquisition costs of $28,444
      and income taxes of $304,936                             --             --      (566,311)            --      (566,311)
   Reclassification adjustment
      for gains included in net income,
      net of income tax of $7,810                              --             --       (14,503)            --       (14,503)
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive loss                                    --             --      (580,814)            --      (580,814)
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                              55,639
Cash dividends                                                 --             --            --       (350,000)     (350,000)
                                                           ------       --------     ---------     ----------    ----------

Balance, December 31, 1999                                  3,000        288,327      (411,230)     2,932,174     2,812,271
Comprehensive income:
   Net income                                                  --             --            --        585,637       585,637
   Unrealized holding gains arising
      during the year, net of deferred
      policy acquisition costs of ($5,154)
      and income taxes of ($46,921)                            --             --        87,138             --        87,138
   Reclassification adjustment for gains
      included in net income,
      net of income tax of $5,192                              --             --        (9,642)            --        (9,642)
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive income                                  --             --        77,496             --        77,496
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                             663,133
Cash dividends                                                 --             --            --       (410,000)     (410,000)
                                                           ------       --------     ---------     ----------    ----------

Balance, December 31, 2000                                  3,000        288,327      (333,734)     3,107,811     3,065,404
Comprehensive income:
   Net loss                                                    --             --            --        (65,151)      (65,151)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $626                        --             --        (1,162)            --        (1,162)
   Unrealized holding losses on
      available-for-sale securities arising
      during the year, net of deferred
      policy acquisition costs of ($20,191)
      and income taxes of $15,037                              --             --       (11,262)            --       (11,262)
   Reclassification adjustment for losses
      on available-for-sale securities
      included in net loss, net of
      income tax benefit of $228,003                           --             --       423,434             --       423,434
   Reclassification adjustment for losses on
      derivatives included in net loss,
      net of income tax benefit of $4,038                      --             --         7,499             --         7,499
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive income                                  --             --       418,509             --       418,509
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                             353,358
Capital contribution                                           --        400,000            --             --       400,000
                                                           ------       --------     ---------     ----------    ----------
Balance, December 31, 2001                                 $3,000       $688,327     $  84,775     $3,042,660    $3,818,762
                                                           ======       ========     =========     ==========    ==========

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)
                                                                                        2001           2000           1999
Cash flows from operating activities
Net (loss) income                                                                  $   (65,151)   $   585,637   $   636,453
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
   Cumulative effect of accounting change, net of tax                                   21,416             --            --
   Policy loans, excluding universal life-type insurance:
      Issuance                                                                         (43,687)       (61,313)      (56,153)
      Repayment                                                                         54,004         56,088        54,105
   Change in amounts recoverable from reinsurers                                      (112,686)       (89,312)      (64,908)
   Change in other accounts receivable                                                  (4,025)         6,254          (615)
   Change in accrued investment income                                                  56,729          8,521        23,125
   Change in deferred policy acquisition costs, net                                   (175,723)      (291,634)     (140,379)
   Change in liabilities for future policy benefits for traditional life,
      disability income and long-term care insurance                                   223,177        206,377       153,157
   Change in policy claims and other policyholder's funds                               19,812         27,467       (45,709)
   Deferred income tax (benefit) provision                                            (246,205)        37,704        79,796
   Change in other liabilities                                                         (24,509)      (120,256)      169,395
   Amortization of premium (accretion of discount), net                                108,958         37,909       (17,907)
   Net realized loss (gain) on investments                                             649,752         16,975       (26,608)
   Contractholder charges, non-cash                                                   (217,496)      (151,745)     (175,059)
   Other, net                                                                          (83,023)        (9,279)       (5,324)
                                                                                       -------         ------        ------
      Net cash provided by operating activities                                        161,343        259,393       583,369
                                                                                       -------        -------       -------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                --         (4,487)       (3,030)
   Maturities, sinking fund payments and calls                                              --        589,742       741,949
   Sales                                                                                    --         50,067        66,547
Available-for-sale securities:
   Purchases                                                                        (9,477,740)    (1,454,010)   (3,433,128)
   Maturities, sinking fund payments and calls                                       2,706,147      1,019,403     1,442,507
   Sales                                                                             5,493,141      1,237,116     1,691,389
Other investments, excluding policy loans:
   Purchases                                                                          (442,876)      (706,082)     (657,383)
   Sales                                                                               370,636        435,633       406,684
Change in amounts due from brokers                                                     (75,492)       (15,157)          182
Change in amounts due to brokers                                                     1,293,684        298,236       (47,294)
                                                                                     ---------        -------       -------
      Net cash (used in) provided by investing activities                             (132,500)     1,450,461       208,423
                                                                                      --------      ---------       -------
Cash flows from financing activities
Activities related to universal life-type insurance and investment contracts:
   Considerations received                                                           2,088,114      1,842,026     2,031,630
   Surrenders and other benefits                                                    (2,810,401)    (3,974,966)   (3,669,759)
   Interest credited to account balances                                             1,137,636      1,169,641     1,240,575
Universal life-type insurance policy loans:
   Issuance                                                                            (83,720)      (134,107)     (102,239)
   Repayment                                                                            72,805         82,193        67,881
Capital contribution                                                                   400,000             --            --
Dividends paid                                                                              --       (410,000)     (350,000)
                                                                                      --------      ---------       -------
      Net cash provided by (used in) financing activities                              804,434     (1,425,213)     (781,912)
                                                                                      --------      ---------       -------
Net increase in cash and cash equivalents                                              833,277        284,641         9,880
Cash and cash equivalents at beginning of year                                         316,974         32,333        22,453
                                                                                      --------      ---------       -------
Cash and cash equivalents at end of year                                           $ 1,150,251   $    316,974 $      32,333
                                                                                   ===========   ============ =============
Supplemental disclosures:
   Income taxes paid                                                             $          --   $    225,704  $    214,940
   Interest on borrowings                                                               23,688          3,299         4,521

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements
(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly-owned subsidiary of the Company and serves New York State residents. The Company also wholly-owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of management and other fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable annuity separate accounts.

Profits on fixed universal life insurance are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include management and other fees. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees received from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

IDS Life Insurance Company
--------------------------------------------------------------------------------

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.
Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy loans
Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using the interest method. The costs for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For fixed and variable universal life insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. Unlocking adjustments resulted in a net increase in amortization of $33,600 in 2001 and net decreases in amortization of $12,300 in 2000 and $56,800 in 1999.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities issued in 1997 and 1998 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company retains 20% of the mortality risk on new variable universal life insurance policies and 10% of the risk on new term insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments
In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain high-yield investments contained in structured securities. Adoption of the consensus required the Company to adjust the carrying amount of these investments downward by $21,416, net of tax, upon adoption. See Note 2 for further discussion.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in a cumulative after-tax reduction to other comprehensive income of $1,162. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivative and hedging activities.

IDS Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $6,463,613 and net unrealized gains of $8,185 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                                         Gross          Gross
                                                                       Amortized      unrealized     unrealized       Fair
                                                                         cost            gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                $    31,074      $  2,190       $     56   $    33,208
   State and municipal obligations                                         7,826           149             --         7,975
   Corporate bonds and obligations                                    11,658,888       276,332        218,365    11,716,855
   Mortgage-backed securities                                          8,292,576       103,109         32,801     8,362,884
   Foreign government bonds and obligations                               31,708         4,507             --        36,215
                                                                     -----------      --------       --------   -----------
Total fixed maturity securities                                      $20,022,072      $386,287       $251,222   $20,157,137
                                                                     ===========      ========       ========   ===========
Common stocks                                                        $       805      $    899       $     --   $     1,704
                                                                     ===========      ========       ========   ===========

The amortized cost and fair value of fixed maturity securities at December 31,
2001 by contractual maturity are as follows:
                                                                                                     Amortized       Fair
                                                                                                       cost          value
Due within one year                                                                               $ 1,093,557   $ 1,114,618
Due from one to five years                                                                          2,885,509     3,007,435
Due from five to ten years                                                                          5,503,284     5,519,588
Due in more than ten years                                                                          2,247,146     2,152,612
Mortgage-backed securities                                                                          8,292,576     8,362,884
                                                                                                    ---------     ---------
   Total                                                                                          $20,022,072   $20,157,137
                                                                                                  ===========   ===========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:
                                                                                         Gross          Gross
                                                                        Amortized     unrealized     unrealized       Fair
Held-to-maturity                                                          cost           gains         losses         value
U.S. Government agency obligations                                    $   38,302      $  3,455       $     80    $   41,677
State and municipal obligations                                            7,678            16             --         7,694
Corporate bonds and obligations                                        5,248,517       111,466        114,330     5,245,653
Mortgage-backed securities                                             1,169,116         9,130          1,472     1,176,774
                                                                       ---------         -----          -----     ---------
   Total fixed maturity securities                                    $6,463,613      $124,067       $115,882    $6,471,798
                                                                      ==========      ========       ========    ==========

                                                                                         Gross          Gross
                                                                       Amortized      unrealized     unrealized       Fair
Available-for-sale                                                       cost            gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                $    96,408      $  6,134       $    268   $   102,274
   State and municipal obligations                                        12,848           247             --        13,095
   Corporate bonds and obligations                                     7,586,423       123,691        693,303     7,016,811
   Mortgage-backed securities                                          5,234,191        57,697         24,078     5,267,810
Total fixed maturity securities                                      $12,929,870      $187,769       $717,649   $12,399,990
                                                                     ===========      ========       ========   ===========
Common stocks                                                        $    11,829      $     --       $  1,496   $    10,333
                                                                     ===========      ========       ========   ===========

At December 31, 2001, bonds carried at $14,639 were on deposit with various states as required by law.

IDS Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2001, fixed maturity securities comprised approximately 80 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $2.6 billion of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                      2001          2000
Aaa/AAA                                                $ 8,977,075   $ 6,559,188
Aaa/AA                                                          --        32,001
Aa/AA                                                      261,252       220,446
Aa/A                                                       372,120       327,147
A/A                                                      2,602,027     2,494,621
A/BBB                                                      911,477       747,636
Baa/BBB                                                  5,904,013     5,828,847
Baa/BB                                                     274,228       287,583
Below investment grade                                     719,880     2,896,014
                                                           -------     ---------
Total                                                  $20,022,072   $19,393,483
                                                       ===========   ===========

At December 31, 2001, approximately 93 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturities classified as held-to-maturity were sold with amortized cost of $53,169 and $68,470, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

Available-for-sale securities were sold during 2001 with proceeds of $5,493,141 and gross realized gains and losses of $116,485 and $767,144, respectively. Available-for-sale securities were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $10,267, respectively. Available-for-sale securities were sold during 1999 with proceeds of $1,691,389 and gross realized gains and losses of $36,568 and $14,255, respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $135,964 and ($531,376), respectively, with the $667,340 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $122,196. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $921,920.

During 2001, the Company recorded pretax losses of $828,175 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, approximately $623,958 of these losses are included in Net realized (losses) gains on investments and approximately $171,269 are included in Net investment income, with the remaining losses recorded as a cumulative effect of accounting change.

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $675,347, into a securitization trust. In return, the Company received $89,535 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $585,812. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $89,535. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Included in Other investments are affordable housing investment credits, trading securities, and real estate.

Fair values of investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Mortgages loans on real estate
At December 31, 2001, approximately 15 percent of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                            December 31, 2001            December 31, 2000
                                                                       On balance       Funding     On balance        Funding
Region                                                                    sheet       commitments      sheet        commitments
East North Central                                                    $  670,387       $ 1,873     $  691,694       $18,868
West North Central                                                       549,015            --        564,576         7,621
South Atlantic                                                           815,837         9,490        884,723         7,667
Middle Atlantic                                                          352,821         9,363        378,702        13,813
New England                                                              274,486         8,700        279,147         4,604
Pacific                                                                  355,945        14,618        318,727           921
West South Central                                                       214,000           600        173,158        28,548
East South Central                                                        55,798            --         49,176         2,763
Mountain                                                                 413,053            27        409,677        10,209
                                                                      ----------       -------     ----------       -------
                                                                       3,701,342        44,671      3,749,580        95,014
Less reserves for losses                                                  20,948            --         11,489            --
                                                                      ----------       -------     ----------       -------
Total                                                                 $3,680,394       $44,671     $3,738,091       $95,014
                                                                      ==========       =======     ==========       =======

                                                                            December 31, 2001            December 31, 2000
                                                                       On balance       Funding     On balance        Funding
Property type                                                             sheet       commitments      sheet        commitments
Department/retail stores                                              $1,117,195       $13,200     $1,174,763       $11,130
Apartments                                                               694,214        11,531        780,228            --
Office buildings                                                       1,203,090         7,650      1,085,948        59,941
Industrial buildings                                                     333,713         2,263        323,766        23,943
Hotels/motels                                                            108,019            --        100,680            --
Medical buildings                                                        106,927         6,000        128,101            --
Nursing/retirement homes                                                  39,590            --         49,822            --
Mixed use                                                                 86,972            27         87,537            --
Other                                                                     11,622         4,000         18,735            --
                                                                      ----------       -------     ----------       -------
                                                                       3,701,342        44,671      3,749,580        95,014
Less reserves for losses                                                  20,948            --         11,489            --
                                                                      ----------       -------     ----------       -------
Total                                                                 $3,680,394       $44,671     $3,738,091       $95,014
                                                                      ==========       =======     ==========       =======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $39,601, $24,999 and $21,375, respectively, with reserves of $7,225, $4,350 and $5,750, respectively. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $24,498, $27,063 and $23,815, respectively.

The Company recognized $1,285, $1,033 and $1,190 of interest income related to impaired loans for the years ended December 31, 2001, 2000 and 1999, respectively.

The following table presents changes in the reserves for mortgage loan losses:

                                                                                         2001           2000           1999
Balance, January 1                                                                     $11,489       $ 28,283       $39,795
Provision (reduction) for mortgage loan losses                                          14,959        (14,894)       (9,512)
Loan payoffs                                                                                --         (1,200)         (500)
Foreclosures and write-offs                                                             (5,500)          (700)       (1,500)
                                                                                        ------           ----        ------
Balance, December 31                                                                   $20,948       $ 11,489       $28,283
                                                                                       =======       ========       =======

IDS Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized (losses) gains on investments Net investment income for the years ended December 31 is summarized as follows:
                                                                                        2001           2000           1999
Interest on fixed maturities                                                        $1,276,966     $1,473,560    $1,598,059
Interest on mortgage loans                                                             290,608        286,611       285,921
Interest on cash equivalents                                                             2,218          8,084         5,871
Other                                                                                  (44,145)         1,750        70,892
                                                                                       -------          -----        ------
                                                                                     1,525,647      1,770,005     1,960,743
Less investment expenses                                                                39,959         39,400        41,170
                                                                                        ------         ------        ------
Total                                                                               $1,485,688     $1,730,605    $1,919,573
                                                                                    ==========     ==========    ==========

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:
                                                                                         2001           2000           1999
Fixed maturities                                                                     $(621,400)      $(34,857)     $  8,802
Mortgage loans                                                                         (22,443)        15,845        10,210
Other investments                                                                       (5,909)         2,037         7,596
                                                                                        ------          -----         -----
                                                                                     $(649,752)      $(16,975)      $26,608
                                                                                     =========       ========       =======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:
                                                                                         2001           2000          1999
Federal income taxes
   Current                                                                           $  88,121       $176,397      $178,444
   Deferred                                                                           (234,673)        37,704        79,796
                                                                                      --------         ------        ------
                                                                                      (146,552)       214,101       258,240
State income taxes-current                                                               1,330          7,526         9,624
                                                                                         -----          -----         -----
Income tax (benefit) expense before cumulative effect of accounting change            (145,222)       221,627       267,864
Cumulative effect of accounting change income tax benefit                              (11,532)            --            --
                                                                                         -----          -----         -----
Income tax (benefit) expense                                                         $(156,754)      $221,627      $267,864
                                                                                     =========       ========      ========

Income tax (benefit) expense before the cumulative effect of accounting change, differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                     2001                         2000                         1999
                                             Provision    Rate            Provision    Rate            Provision    Rate
Federal income taxes
      based on the statutory rate          $ (66,136)     (35.0%)        $282,542        35.0%         $316,511       35.0%
Tax-excluded interest and dividend income     (4,663)      (2.5)           (3,788)       (0.5)           (9,626)      (1.1)
State taxes, net of federal benefit              865        0.4             4,892         0.6             6,256        0.7
Affordable housing credits                   (73,200)     (38.7)          (54,569)       (6.8)          (31,000)      (3.4)
Other, net                                    (2,088)      (1.1)           (7,450)       (0.8)          (14,277)      (1.6)
                                              ------       ----            ------        ----           -------       ----
Total income taxes                         $(145,222)     (76.9%)        $221,627        27.5%         $267,864       29.6%
                                           =========      =====          ========        ====          ========       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2001, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                                                                       2001           2000
Deferred income tax assets
   Policy reserves                                                                                 $  705,637      $730,239
   Unrealized loss -- available-for-sale securities                                                        --       179,702
   Investments, other                                                                                 330,675        34,600
   Life insurance guaranty fund assessment reserve                                                      1,330         1,365
   Other                                                                                               26,492            --
                                                                                                    ---------       -------
Total deferred income tax assets                                                                    1,064,134       945,906
                                                                                                    ---------       -------
Deferred income tax liabilities
   Deferred policy acquisition costs                                                                  861,892       796,292
   Unrealized gain -- available-for-sale securities                                                    45,934            --
   Other                                                                                                   --        13,026
                                                                                                    ---------       -------
Total deferred income tax liabilities                                                                 907,826       809,318
                                                                                                    ---------       -------
Net deferred income tax assets                                                                     $  156,308      $136,588
                                                                                                   ==========      ========

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to AEFC are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $1,262,335 as of December 31, 2001 and $1,493,292 as of December 31, 2000 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2002 in excess of approximately $194,435 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net (loss) income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                           2001           2000          1999
Statutory net (loss) income           $ (317,973)    $  344,973    $  478,173
Statutory capital and surplus          1,947,350      1,778,306     1,978,406
                                       ---------      ---------     ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was an increase of $4,660 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2001 and 2000. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2001, 2000 and 1999.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $263, $250 and $223 in 2001, 2000 and 1999, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2001, 2000 and 1999 were $662, $1,707 and $1,906, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2001, 2000 and 1999 was $1,011, $1,136 and $1,147, respectively.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $505,526, $582,836 and $485,177 for 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $68,919 and $41,059, respectively, payable to and receivable from AEFC for federal income taxes.

6. LINES OF CREDIT
The Company has available lines of credit with AEFC aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $nil and $50,000 uncommitted at December 31, 2001 and 2000, respectively.

7. COMMITMENTS AND CONTINGENCIES
At December 31, 2001, 2000 and 1999, traditional life and universal life-type insurance in force aggregated $108,255,014, $98,060,472 and $89,271,957 respectively, of which $25,986,706, $17,429,851 and $8,281,576 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $114,534, $89,506 and $76,970 and reinsurance recovered from reinsurers amounted to $43,388, $32,500, and $27,816 for the years ended December 31, 2001, 2000 and 1999, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

At December 31, 2001, the Company had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in all three of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years. The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

The Company is named as a defendant in various other lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits, taken in aggregate should not have a material adverse effect on the Company's consolidated financial position.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits.

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed per SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as a cash flow hedge, fair value hedge, or a hedge of a net investment in a foreign operation, based upon the exposure being hedged.

The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For the year ended December 31, 2001, the net effect on earnings of accounting for the net changes in fair value of the following undesignated derivatives under SFAS No. 133 compared with prior rules was not significant.

The Company enters into interest rate swaps, caps and floors to manage the Company's interest rate risk and options and futures to manage equity-based risk. The values of derivative financial instruments are based on market values, dealer quotes or pricing models.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. No interest rate swaps or floors were outstanding as of December 31, 2001. The interest rate caps expire by January 2003. The fair value of the interest rate caps is included in Other assets. Changes in the value of the interest rate caps are included in Other insurance and operating expenses.

A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. The Company writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term. The Company views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels.

The annuity products contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS No. 133. As a result of fluctuations in equity markets, and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by the Company related to the annuity product will positively or negatively impact reported earnings.

The purchased and written options are carried at fair value and included in Other assets and Other liabilities, respectively. The fair value of the embedded options are included in Future policy benefits for fixed annuities. The changes in fair value of the options are recognized in Other insurance and operating expenses and the embedded derivatives are recognized in Interest credited on universal life-type insurance and investment contracts. The purchased and written options expire on various dates from 2002 to 2008.

The Company also purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchanged traded, exposing the Company to no counterparty risk. The futures contracts mature within four months.

Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. There are no index options outstanding as of December 31, 2001 related to this strategy.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                  2001                         2000
                                                                       Carrying         Fair         Carrying        Fair
Financial Assets                                                         value          value          value         value
Fixed maturities:
   Held-to-maturity securities                                       $        --   $        --    $ 6,463,613   $ 6,471,798
   Available-for-sale securities                                      20,157,137    20,157,137     12,399,990    12,399,990
Common stocks                                                              1,704         1,704         10,333        10,333
Mortgage loans on real estate                                          3,680,394     3,845,950      3,738,091     3,821,825
Cash and cash equivalents                                              1,150,251     1,150,251        316,974       316,974
Other securities                                                          75,721        75,721          1,130         1,130
Derivative financial instruments                                          34,477        34,477         50,387        60,615
Separate account assets                                               27,333,697    27,333,697     32,349,347    32,349,347
                                                                      ----------    ----------     ----------    ----------
Financial Liabilities
Future policy benefits for fixed annuities                           $18,139,462   $17,671,777    $18,020,824   $17,479,187
Derivative financial instruments                                           2,506         2,506          3,098         6,069
Separate account liabilities                                          24,280,092    23,716,854     28,791,949    27,822,667
                                                                      ----------    ----------     ----------    ----------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,368,254 and $1,300,018, respectively, and policy loans of $84,557 and $96,603, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $3,053,605 and $3,557,398, respectively.

[AMERICAN EXPRESS LOGO]

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 862-7919


                                                                 S-6196 M (5/02)

AMERICAN EXPRESS

SUCCESSION
SELECT(SM) VARIABLE
LIFE INSURANCE

ISSUED BY:
IDS LIFE INSURANCE COMPANY


PROSPECTUS


MAY 1, 2002
A FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY


IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

ISSUED AND SOLD BY:  IDS LIFE INSURANCE COMPANY
                     70100 AXP Financial Center
                     Minneapolis, MN 55474
                     Telephone: (800) 862-7919
                     Web site address: americanexpress.com


This prospectus contains information about the life insurance policy that you should know before investing. Prospectuses are also available for the underlying funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.

Variable life insurance is a complex vehicle. Before you invest, be sure to ask your sales representative about the variable life insurance policy's features, benefits, risks and fees, and whether variable life insurance is appropriate for you, based upon your financial situation and objectives.

Your sales representative may be authorized to offer you several different variable life insurance policies. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the product. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different between each policy.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


AN INVESTMENT IN THIS POLICY IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS POLICY INVOLVES INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TABLE OF CONTENTS


THE POLICY IN BRIEF                                          3

LOADS, FEES AND CHARGES                                      4
   Fund Expenses                                             5
   Premium Expense Charge                                    8
   Monthly Deduction                                         8
   Surrender Charge                                          9
   Partial Surrender Fee                                    12
   Mortality and Expense Risk Charge                        12
   Transfer Charge                                          12
   Other Information on Charges                             12

POLICY VALUE CREDITS                                        12
PURCHASING YOUR POLICY                                      12
   Application                                              12
   Right to Examine Policy                                  13
   Premiums                                                 13

KEEPING THE POLICY IN FORCE                                 13
   Death Benefit Guarantee to Age 85                        14
   Death Benefit Guarantee to Age 100                       14
   Minimum Initial Premium Period                           14
   Grace Period                                             15
   Reinstatement                                            15

THE VARIABLE ACCOUNT                                        15

THE FUNDS                                                   16
   Fund Objectives                                          22
   Relationship Between Funds and Subaccounts               22

RATES OF RETURN OF THE FUNDS AND SUBACCOUNTS                23

THE FIXED ACCOUNT                                           32

POLICY VALUE                                                32
   Fixed Account Value                                      32
   Subaccount Values                                        32

PROCEEDS PAYABLE UPON DEATH                                 34
   Change in Death Benefit Option                           35
   Changes in Specified Amount                              35
   Misstatement of Age or Sex                               36
   Suicide                                                  36
   Beneficiary                                              36

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS         36
   Fixed Account Transfer Policies                          36
   Minimum Transfer Amounts                                 37
   Maximum Transfer Amounts                                 37
   Maximum Number of Transfers Per Year                     37
   Two Ways to Request a Transfer, Loan or Surrender        37
   Automated Transfers                                      38
   Automated Dollar-Cost Averaging                          38
   Asset Rebalancing                                        39

POLICY LOANS                                                39

POLICY SURRENDERS                                           40
   Total Surrenders                                         40
   Partial Surrenders                                       40
   Allocation of Partial Surrenders                         40
   Effects of Partial Surrenders                            40
   Taxes                                                    40
   Exchange Right                                           40

OPTIONAL INSURANCE BENEFITS                                 41
   Four-Year Term Insurance Rider                           41
   Individual Term Insurance Rider                          41
   Policy Split Option Rider                                41
   Survivor Term Insurance Rider                            41

PAYMENT OF POLICY PROCEEDS                                  41

FEDERAL TAXES                                               43
   IDS Life's Tax Status                                    43
   Taxation of Policy Proceeds                              43
   Modified Endowment Contracts                             44
   Other Tax Considerations                                 44

IDS LIFE                                                    45
   Ownership                                                45
   State Regulation                                         45
   Distribution of the Policy                               45
   Legal Proceedings                                        45
   Experts                                                  46

MANAGEMENT OF IDS  LIFE                                     46
   Directors                                                46
   Officers Other than Directors                            46

OTHER INFORMATION                                           47
   Substitution of Investments                              47
   Voting Rights                                            47
   Reports                                                  47
   Rating Agencies                                          47

POLICY ILLUSTRATIONS                                        48
   Understanding the Illustrations                          48
   Effect of Expenses and Charges                           48

KEY TERMS                                                   53

ANNUAL FINANCIAL INFORMATION                                55

NOTES TO FINANCIAL STATEMENTS                               91

CONDENSED FINANCIAL INFORMATION (UNAUDITED)                 99

THE POLICY IN BRIEF


LOADS, FEES AND CHARGES: You pay the following charges, either directly (such as deductions from your premium payments or your policy value), or indirectly (as deductions from the underlying funds.) These charges primarily compensate IDS Life for administering and distributing the policy as well as paying policy benefits and assuming related risks.

- FUND EXPENSES -- applies only to the underlying funds and consists of investment management fees, taxes, brokerage commissions and nonadvisory expenses. (p. 5)
- PREMIUM EXPENSE CHARGE -- charge deducted from each premium payment to cover some distribution expenses, state and local premium taxes and federal taxes. (p. 8)
- MONTHLY DEDUCTION -- charged against the value of your policy each month (prior to the youngest insured's attained insurance age 100), covering the cost of insurance, cost of issuing the policy, certain administrative expenses and optional insurance benefits. (p. 8)
- SURRENDER CHARGE -- applies if you surrender your policy for its full cash surrender value, or the policy lapses, during the first 15 years. The surrender charge is a deferred charge for costs of issuing the policy. It is based on the initial specified amount. (p. 9)
- PARTIAL SURRENDER FEE -- applies if you surrender part of the value of your policy; equals $25 or 2% of the amount surrendered, whichever is less.
   (p. 12)
- MORTALITY AND EXPENSE RISK CHARGE -- applies only to the subaccounts; equals, on an annual basis, up to 0.9% of the average daily net asset value of the subaccounts. (p. 12)

POLICY VALUE CREDITS: If you have met certain premium requirements, we will periodically apply a credit to your policy value as early as policy year two while the policy is in force. (p. 12)

PURCHASING YOUR POLICY: To apply, send a completed application and premium payment to IDS Life's home office. You will need to provide medical and other evidence that the persons you propose to insure (yourself or someone else) are insurable according to our underwriting rules before we can accept your application. (p. 12)

RIGHT TO EXAMINE POLICY: You may return your policy for any reason and receive a full refund of your premiums by mailing us the policy and a written request for cancellation within a specified period. (p. 13)

PREMIUMS: In applying for your policy, you state how much you intend to pay and whether you will pay quarterly, semiannually or annually. You may make additional unscheduled premium payments subject to certain limits. You cannot make premium payments on or after the youngest insured's attained insurance age
100. We may refuse premiums in order to comply with the Code. (p. 13)

DBG-85: A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 85 (or 15 years, if later). This feature is in effect if you meet certain premium payment requirements (not available in Massachusetts and Texas). (p. 14)

DBG-100: A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements (not available in Massachusetts and Texas). (p. 14)

MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements. (p. 14)

GRACE PERIOD: If the cash surrender value of your policy becomes less than the amount needed to pay the monthly deduction, and neither of the death benefit guarantees nor the minimum initial premium period is in effect, you will have 61 days to pay the premium needed so that the next three monthly deductions can be paid. If you don't, the policy will lapse. (p. 15)

REINSTATEMENT: If your policy lapses, it can be reinstated within five years. The reinstatement is subject to certain conditions including evidence of insurability satisfactory to IDS Life and the payment of a sufficient premium. (p. 15)

PURPOSE: The purpose of the policy is to provide life insurance protection on two insureds and to build policy value. The policy provides a death benefit that is payable to the beneficiary upon the last surviving insured's death. As in the case of other life insurance policies, it may not be advantageous to purchase this policy as a replacement for, or an addition to an existing life insurance policy.

The policy allows you, as the owner, to allocate your net premiums or transfer policy value, to:

   THE VARIABLE ACCOUNT, consisting of subaccounts, each of which invests in a fund with a particular investment objective. You may direct premiums to any or all of these subaccounts. Your policy's value may increase or decrease daily, depending on the investment return. No minimum amount is guaranteed. (p. 15)

   THE FIXED ACCOUNT, which earns interest at rates that are adjusted periodically by IDS Life. This rate will never be lower than 4%. (p. 32)

PROCEEDS PAYABLE UPON DEATH: Prior to the youngest insured's attained insurance age 100, your policy's death benefit can never be less than the specified amount, less outstanding indebtedness. The relationship between the policy value and the death benefit depends on which of two options you choose:

- OPTION 1 LEVEL AMOUNT: The death benefit is the greater of the specified amount or a percentage of policy value.
- OPTION 2 VARIABLE AMOUNT: The death benefit is the greater of the specified amount plus the policy value or a percentage of policy value.

The proceeds payable upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100 will be the greater of:


- the policy value on the date of the last surviving insured's death minus any indebtedness on the date of the last surviving insured's death; or

- the policy value at the youngest insured's attained insurance age 100 minus any indebtedness on the date of the last surviving insured's death. (p. 34)

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS: You may, at no charge, transfer policy value from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We reserve the right to limit transfers to no more than five transfers per year by phone or mail. However, we also reserve the right to charge a fee for more than five transfers per year by phone or mail. You can also arrange for automated transfers on a monthly, quarterly, semiannual or annual basis. (p. 36)

POLICY LOANS: You may borrow against your policy's cash surrender value. A policy loan, even if repaid, can have a permanent effect on the death benefit and policy value. A loan may also have tax consequences if your policy lapses or you surrender it. (p. 39)

POLICY SURRENDERS: You may cancel this policy while it is in force and receive its cash surrender value. The cash surrender value is the policy value minus indebtedness, minus any applicable surrender charges. (p. 40)

EXCHANGE RIGHT: For two years (18 months in Maryland) after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. (p. 40)

OPTIONAL INSURANCE BENEFITS -- You may choose to add additional benefits to your policy at an additional cost, in the form of riders. The amounts of these benefits do not vary with investment experience of the variable account. Certain restrictions apply and are clearly described in the applicable rider. (p. 41)

PAYMENT OF POLICY PROCEEDS: We will pay policy proceeds when you surrender the policy or the last surviving insured dies. You or the beneficiary may choose whether you want us to make a lump sum payment or payments under one or more of certain options. (p. 41)

FEDERAL TAXES: The death benefit is not considered part of the beneficiary's income and thus is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income. Part or all of any proceeds received through full or partial surrender, lapse, policy loan or assignment of policy value may be subject to federal income tax as ordinary income. Proceeds other than death benefits from certain policies, classified as "modified endowments," are taxed differently from proceeds of conventional life insurance contracts and may also be subject to an additional 10% IRS penalty tax if you are younger than 59 1/2. A policy is considered to be a modified endowment if it was applied for or materially changed after June 21, 1988, and premiums paid in the early years exceed certain modified endowment limits. (p. 43)


LOADS, FEES AND CHARGES


Policy charges compensate IDS Life for:


-  providing the insurance benefits of the policy;
-  issuing the policy;
-  administering the policy;
-  assuming certain risks in connection with the policy; and
-  distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

FUND EXPENSES


The investment managers and advisers receive fees for their services to the funds. The funds also pay taxes, brokerage commissions and nonadvisory expenses, such as custodian and trustee fees, registration fees for shares, postage, fidelity and security bond costs, legal fees and other miscellaneous fees and charges. The table below will help you understand the expenses that the funds pay.


ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                     MANAGEMENT     12b-1         OTHER
                                                                        FEES         FEES        EXPENSES        TOTAL
IDS Life Series Fund, Inc. -
      Equity Portfolio                                                   .70%        --%           .03%           .73%(1)
      Equity Income Portfolio                                            .70         --            .10            .80(1),(2)
      Government Securities Portfolio                                    .70         --            .10            .80(1)
      Income Portfolio                                                   .70         --            .05            .75(1)
      International Equity Portfolio                                     .95         --            .05           1.00(1)
      Managed Portfolio                                                  .70         --            .02            .72(1)
      Money Market Portfolio                                             .50         --            .03            .53(1)

AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund                                           .54        .13            .11            .78(3)
      Bond Fund                                                          .60        .13            .07            .80(4)
      Capital Resource Fund                                              .61        .13            .04            .78(4)
      Cash Management Fund                                               .51        .13            .04            .68(4)
      Diversified Equity Income Fund                                     .55        .13            .23            .91(3)
      Emerging Markets Fund                                             1.16        .13            .46           1.75(3)
      Extra Income Fund                                                  .62        .13            .07            .82(4)
      Federal Income Fund                                                .61        .13            .10            .84(3)
      Global Bond Fund                                                   .84        .13            .10           1.07(4)
      Growth Fund                                                        .62        .13            .15            .90(3)
      International Fund                                                 .83        .13            .08           1.04(4)
      Managed Fund                                                       .59        .13            .04            .76(4)
      NEW DIMENSIONS FUND(R)                                             .60        .13            .06            .79(4)
      S&P 500 Index Fund                                                 .29        .13            .07            .49(3)
      Small Cap Advantage Fund                                           .73        .13            .30           1.16(3)
      Strategy Aggressive Fund                                           .60        .13            .05            .78(4)

AIM V.I.
      Capital Appreciation Fund, Series I                                .61         --            .24            .85(5)
      Capital Development Fund, Series I                                 .75         --            .41           1.16(5)
      Core Equity Fund, Series I                                         .61         --            .22            .83(5)
      (previously AIM V.I. Growth and Income Fund, Series I)

American Century(R) Variable Portfolios, Inc.
      VP International                                                  1.26         --            --            1.26(6),(7)
      VP Value                                                           .97         --            --             .97(6),(7)

Calvert Variable Series, Inc.
      Social Balanced Portfolio                                          .70         --            .17            .87(8)

Credit Suisse Trust
      Emerging Growth Portfolio                                          .86         --            .39           1.25(9)
      Small Cap Growth Portfolio                                         .90         --            .22           1.12(9)
      (previously Credit Suisse Warburg Pincus Trust - Small Company
       Growth Portfolio)

                                        5

                                                                        MANAGEMENT    12b-1       OTHER
                                                                           FEES       FEES       EXPENSES        TOTAL
Fidelity VIP
      Growth & Income Portfolio (Service Class)                               .48%       .10%         .10%       .68(%10)
      Mid Cap Portfolio (Service Class)                                       .58        .10          .11        .79(10)
      Overseas Portfolio (Service Class)                                      .73        .10          .20       1.03(10)

FTVIPT
      Franklin Real Estate Fund - Class 2                                     .56        .25          .03        .84(11),(12)
      Franklin Small Cap Value Securities Fund - Class 2                      .57        .25          .20       1.02(12),(13)
      (previously FTVIPT Franklin Value Securities Fund - Class 2)
      Templeton Foreign Securities Fund - Class 2                             .68        .25          .22       1.15(12),(13),(14)
      (previously FTVIPT Templeton International Securities Fund - Class 2)

Goldman Sachs VIT
      CORE(SM) Small Cap Equity Fund                                          .75        --           .25       1.00(15)
      CORE(SM) U.S. Equity Fund                                               .70        --           .11        .81(15)
      Mid Cap Value Fund                                                      .80        --           .13        .93(15)

Janus Aspen Series
      Aggressive Growth Portfolio: Service Shares                             .65        .25          .02        .92(16)
      Global Technology Portfolio: Service Shares                             .65        .25          .05        .95(16)
      International Growth Portfolio: Service Shares                          .65        .25          .06        .96(16)

Lazard Retirement Series
      International Equity Portfolio                                          .75        .25          .25       1.25(17)

MFS(R)
      Investors Growth Stock Series - Service Class                           .75        .25          .17       1.17(18),(19),(20)
      New Discovery Series - Service Class                                    .90        .25          .16       1.31(18),(19),(20)

Putnam Variable Trust
      Putnam VT High Yield Fund - Class IB Shares                             .67        .25          .09       1.01(21)
      Putnam VT International New Opportunities Fund - Class IB Shares       1.00        .25          .24       1.49(21)
      Putnam VT New Opportunities Fund - Class IA Shares                      .54         --          .05        .59(22)
      Putnam VT Vista Fund - Class IB Shares                                  .61        .25          .06        .92(21)

Royce Capital Fund
      Micro-Cap Portfolio                                                    1.25         --          .10       1.35(23)

Third Avenue
      Value Portfolio                                                         .90         --          .40       1.30(24)

Wanger
      International Small Cap                                                1.24         --          .19       1.43(25)
      U.S. Smaller Companies                                                  .94         --          .05        .99(25)
      (previously Wanger U.S. Small Cap)

(1)  Annual operating expenses for the fiscal year ending April 30, 2001.
(2) IDS Life has agreed to a voluntary limit of 0.1%, on an annual basis, of the average daily net assets of each of the IDS Life Series Fund Portfolio's for other expenses like taxes and brokerage commissions and for nonadvisory expenses. If the 0.1% limitation had not been in place, these other expenses would have been 1.90% for IDS Life Series Fund - Equity Income Portfolio. IDS Life reserves the right to discontinue limiting these other expenses at 0.1%. However, its present intention is to continue the limit until the time that actual expenses are less than the limit.
(3) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2001. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.29% and 0.96% for AXP(R) Variable Portfolio - Blue Chip Advantage Fund, 0.49% and 1.17% for AXP(R) Variable Portfolio -
     Diversified Equity Income Fund, 2.20% and 3.49% for AXP(R) Variable Portfolio - Emerging Markets Fund, 0.13% and 0.87% for AXP(R) Variable Portfolio - Federal Income Fund, 0.16% and 0.91% for AXP(R) Variable Portfolio - Growth Fund, 0.89% and 1.31% for AXP(R) Variable Portfolio - S&P 500 Index Fund, and 0.40% and 1.26% for AXP(R) Variable Portfolio - Small Cap Advantage Fund.
(4) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.
(5) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(6)  Annualized operating expenses of funds at Dec. 31, 2001.
(7) The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.
(8) Management fees include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. "Other expenses" reflect an indirect fee resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses before reductions for fees paid indirectly would be 0.88% for Social Balanced.
(9) Expense ratios are shown after fee waivers and expenses reimbursements by the investment advisor. The total expense ratios before the waivers and reimbursements would have been: Credit Suisse Trust Emerging Growth Portfolio (0.90%, 0%, 0.39% and 1.29%) and Credit Suisse Trust Small Cap Growth Portfolio (0.90%, 0%, 0.22% and 1.12%).
(10) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.
(11) The Fund administration fee is paid indirectly through the management fee.
(12) The Fund's class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.
(13) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent fee waivers and/or reimbursements. "Management Fees" and "Total" would have been 0.60% and 1.05% for Franklin Small Cap Value Securities Fund - Class 2 and 0.69% and 1.16% for Templeton Foreign Securities Fund - Class 2.
(14) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(15) Expenses ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.75%, 0.47% and 1.22% for CORE(SM) Small Cap Equity Fund, 0.70%, 0.12%, and 0.82% for CORE(SM) U.S. Equity Fund, and 0.80%, 0.14% and 0.94% for Mid Cap Value Fund. CORE(SM) U.S. Equity and Mid Cap Value Funds were under their respective expense caps of 0.20% and 0.25% in 2001. CORE(SM) is a service mark of Goldman, Sachs & Co.
(16) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2001. All expenses are shown without the effect of expense offset arrangements.
(17) Total annual expenses for the Lazard International Equity Portfolio have been reimbursed through Dec. 31, 2001 to the extent that they exceed in any fiscal year 1.25% of the Portfolios' average daily net assets. Absent fee waivers and/or reimbursements, "Other expenses" and "Total" expenses for the year ended Dec. 31, 2001 would have been 0.94% and 1.94% for International Equity Portfolio.
(18) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).
(19) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.15% for Investors Growth Stock Series and 1.30% for New Discovery Series.
(20) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.19% and 1.34% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.
(21) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.
(22) Figures in "Management fees," "12b-1 fees," "Other expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001.
(23) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2002 and 1.99% through Dec. 31, 2010. Absent fee waivers "Other expenses" and "Total" would be 0.17% and 1.42% for Royce Micro-Cap Portfolio.
(24) The fund's expenses figures are based on actual expenses for the fiscal year ending Dec. 31, 2001.
(25) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.



IDS Life has entered into certain arrangements under which it is compensated by the funds' advisers and/or distributors for the administrative services it provides to these funds.

PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the account(s) you have selected. The premium expense charge is 5% of each premium payment. It partially compensates IDS Life for expenses of distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. It also compensates IDS Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.

MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;
2. the policy fee shown in your policy;
3. the administrative charge shown in your policy; and
4. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% will be taken from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by written request.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which the monthly deduction is to be taken; or
- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-85, DBG-100 or the minimum initial premium period is in effect. (See "Death Benefit Guarantee to Age 85," "Death Benefit Guarantee to Age 100," "Minimum Initial Premium Period;" also "Grace Period" and "Reinstatement.")

COMPONENTS OF THE MONTHLY DEDUCTION:

1. COST OF INSURANCE: the cost providing the death benefit under your policy.

The cost of insurance for a policy month is calculated as: [a X (b - c)]

where:

(a) IS THE MONTHLY COST OF INSURANCE RATE based on each insured's insurance age, duration of coverage, sex (unless unisex rates are required by law) and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases.

We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the Guaranteed Annual Maximum Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday.

(b) IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces IDS Life's net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%);

(c) IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee, the administrative charge, and any charges for optional riders;

2. POLICY FEE: $20 per month for the first ten policy years. This charge reimburses IDS Life for expenses of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and of administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. IDS Life does not expect to make any profit on this charge. We reserve the right to change the charge in the future, but guarantee that it will never exceed $20 per month in the first ten policy years and $7.50 per month thereafter.

3. ADMINISTRATIVE CHARGE: The monthly charge varies depending on the youngest insured's insurance age. For insurance ages 15-39, the rate is $0.04 per $1,000 of the policy's initial specified amount, for insurance ages 40-59, the rate is $0.05 and for insurance ages 60 and over, the rate is $0.06. This charge reimburses IDS Life for expenses of issuing the policy and partially compensates IDS Life for expenses of distributing and administration of the policy. We reserve the right to change the charge in the future, but guarantee that it will never exceed $0.07 per $1,000 of the policy's initial specified amount for the first ten years and $.02 per $1,000 of the policy's initial specified amount thereafter.

4. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits added to the policy by rider. (See "Optional Insurance Benefits.")

SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge.

The surrender charge reimburses IDS Life for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insureds' insurance ages, risk classifications and initial specified amount. The maximum surrender charge will remain level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.

The following example illustrates how we calculate the maximum surrender charge for two insureds: male, insurance age 65 qualifying for nonsmoker rates and female, insurance age 60, qualifying for standard rates. We assume the specified amount to be $1,000,000.

           LAPSE OR SURRENDER
          AT BEGINNING OF YEAR                            SURRENDER CHARGE
                   1                                       $  22,704.78

                   2                                          22,704.78

                   3                                          22,704.78

                   4                                          22,704.78

                   5                                          22,704.78

                   6                                          22,704.78

                   7                                          20,434.30

                   8                                          18,163.82

                   9                                          15,893.35

                  10                                          13,622.87

                  11                                          11,352.39

                  12                                           9,081.91

                  13                                           6,811.43

                  14                                           4,540.96

                  15                                           2,270.48

                  16                                                  0

From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.


The maximum surrender charge is the number of thousands of dollars of initial specified amount multiplied by a rate based on the youngest insured's issue age multiplied by a rate based on the oldest insured's issue age. Both rates are based on risk classifications of the insureds (i.e., standard or nonsmoker). In the example above, the initial specified amount is $1,000,000 and the insureds are male, insurance age 65, qualifying for nonsmoker rates and a female, insurance age 60, qualifying for standard rates, the youngest insured's rate is $28.4628 and the oldest insured's rate is $0.7977. The maximum surrender charge is $1,000 multiplied by $28.4628 multiplied by $0.7977 which equals $22,704.78. As another example, where the initial specified amount of $2,500,000 and the insureds are male, insurance age 70, qualifying for preferred nonsmoker rates and female, insurance age 75, qualifying for standard rates, the youngest insured's rate is $47.2492 and the oldest insured's rate is $0.7000. The maximum surrender charge is $2,500 multiplied by $0.7000 multiplied by $47.2492 which equals $82,686.10.

MAXIMUM SURRENDER CHARGES (RATE TABLES)

            RATE BASED ON THE YOUNGEST INSURED'S ISSUE AGE                 RATE BASED ON THE OLDEST INSURED'S ISSUE AGE
            ----------------------------------------------                 --------------------------------------------
                 NONSMOKER/     NONSMOKER/     STANDARD/                        NONSMOKER/    NONSMOKER/      STANDARD/
AGE              NONSMOKER      STANDARD       STANDARD         AGE             NONSMOKER      STANDARD       STANDARD
15               $ 4.6778       $ 4.7457       $ 4.8304          15             $ 0.9816       $ 0.9797       $ 0.9770

16                 4.7292         4.8001         4.8885          16               0.9808         0.9788         0.9760

17                 4.7830         4.8569         4.9492          17               0.9800         0.9779         0.9750

18                 4.8392         4.9163         5.0126          18               0.9792         0.9770         0.9740

19                 4.8979         4.9783         5.0789          19               0.9783         0.9760         0.9729

20                 4.9592         5.0432         5.1482          20               0.9774         0.9750         0.9717

21                 5.0234         5.1111         5.2208          21               0.9764         0.9740         0.9705

22                 5.0906         5.1821         5.2967          22               0.9754         0.9728         0.9692

23                 5.1609         5.2564         5.3762          23               0.9743         0.9717         0.9679

24                 5.2345         5.3342         5.4594          24               0.9732         0.9704         0.9665

25                 5.3116         5.4158         5.5466          25               0.9720         0.9691         0.9650

26                 5.3923         5.5012         5.6380          26               0.9708         0.9678         0.9634

27                 5.4824         5.5963         5.7396          27               0.9695         0.9664         0.9618

28                 5.5879         5.7073         5.8577          28               0.9682         0.9649         0.9601

29                 5.7267         5.8526         6.0112          29               0.9668         0.9633         0.9583

30                 5.8613         5.9938         6.1608          30               0.9653         0.9616         0.9563

31                 6.0801         6.2214         6.3995          31               0.9637         0.9599         0.9543

32                 6.3193         6.4702         6.6605          32               0.9621         0.9581         0.9522

33                 6.5744         6.7356         6.9391          33               0.9603         0.9561         0.9500

34                 6.8674         7.0403         7.2587          34               0.9585         0.9541         0.9477

35                 7.1882         7.3739         7.6086          35               0.9566         0.9520         0.9452

36                 7.5396         7.7394         7.9921          36               0.9546         0.9497         0.9426

37                 7.9249         8.1402         8.4127          37               0.9525         0.9474         0.9399

38                 8.3560         8.5885         8.8829          38               0.9502         0.9449         0.9371

39                 8.8207         9.0720         9.3901          39               0.9479         0.9423         0.9341

40                 9.3133         9.5847         9.9280          40               0.9454         0.9395         0.9309

41                 9.8358        10.1284        10.4988          41               0.9428         0.9366         0.9276

42                10.3902        10.7057        11.1046          42               0.9400         0.9335         0.9241

43                10.9792        11.3189        11.7482          43               0.9371         0.9303         0.9205

44                11.6055        11.9711        12.4327          44               0.9340         0.9269         0.9166

45                12.2720        12.6653        13.1611          45               0.9308         0.9233         0.9126

46                12.9821        13.4048        13.9371          46               0.9273         0.9196         0.9083

47                13.7256        14.1793        14.7497          47               0.9237         0.9156         0.9038

48                14.5040        14.9904        15.6007          48               0.9198         0.9114         0.8991

49                15.3038        15.8239        16.4752          49               0.9158         0.9070         0.8942

50                16.1402        16.6954        17.3894          50               0.9115         0.9023         0.8891

51                17.0146        17.6066        18.3449          51               0.9070         0.8974         0.8837

52                17.9469        18.5778        19.3628          52               0.9022         0.8922         0.8781

                                       10

            RATE BASED ON THE YOUNGEST INSURED'S ISSUE AGE                 RATE BASED ON THE OLDEST INSURED'S ISSUE AGE
            ----------------------------------------------                 --------------------------------------------
                 NONSMOKER/     NONSMOKER/     STANDARD/                        NONSMOKER/    NONSMOKER/      STANDARD/
AGE              NONSMOKER      STANDARD       STANDARD         AGE             NONSMOKER      STANDARD       STANDARD
53               $18.9415       $19.6136       $20.4477         53              $0.8971        $0.8868        $0.8722

54                19.9840        20.6988        21.5834         54               0.8918         0.8811         0.8660

55                21.0979        21.8579        22.7956         55               0.8861         0.8750         0.8596

56                22.2455        23.0515        24.0430         56               0.8801         0.8687         0.8529

57                23.4267        24.2798        25.3259         57               0.8738         0.8621         0.8459

58                24.6914        25.5946        26.6986         58               0.8671         0.8551         0.8386

59                26.0222        26.9779        28.1423         59               0.8601         0.8478         0.8311

60                27.4507        28.4628        29.6919         60               0.8528         0.8403         0.8234

61                28.9280        29.9981        31.2937         61               0.8450         0.8324         0.8155

62                30.5149        31.6465        33.0121         62               0.8369         0.8242         0.8074

63                32.1876        33.3824        34.8194         63               0.8285         0.8157         0.7990

64                33.9839        35.2441        36.7541         64               0.8196         0.8069         0.7904

65                35.8430        37.1678        38.7490         65               0.8102         0.7977         0.7815

66                37.7662        39.1545        40.8047         66               0.8005         0.7882         0.7724

67                39.8371        41.2908        43.0113         67               0.7905         0.7784         0.7630

68                42.0739        43.5963        45.3902         68               0.7801         0.7684         0.7537

69                44.4973        46.0924        47.0307         69               0.7696         0.7584         0.7444

70                47.1281        47.2492        47.2492         70               0.7589         0.7485         0.7355

71                47.4374        47.4374        47.4374         71               0.7483         0.7387         0.7269

72                47.5870        47.5870        47.5870         72               0.7376         0.7291         0.7187

73                47.7187        47.7187        47.7187         73               0.7268         0.7195         0.7107

74                47.8265        47.8265        47.8265         74               0.7158         0.7098         0.7027

75                47.8863        47.8863        47.8863         75               0.7046         0.7000         0.6945

76                47.8863        47.8863        47.8863         76               0.6932         0.6899         0.6862

77                47.8863        47.8863        47.8863         77               0.6818         0.6799         0.6780

78                47.8863        47.8863        47.8863         78               0.6706         0.6703         0.6700

79                47.8863        47.8863        47.8863         79               0.6601         0.6613         0.6628

80                47.8863        47.8863        47.8863         80               0.6504         0.6531         0.6565

81                47.8863        47.8863        47.8863         81               0.6416         0.6458         0.6508

82                47.8863        47.8863        47.8863         82               0.6336         0.6389         0.6453

83                47.8863        47.8863        47.8863         83               0.6259         0.6322         0.6395

84                47.8863        47.8863        47.8863         84               0.6178         0.6249         0.6329

85                47.8863        47.8863        47.8863         85               0.6087         0.6162         0.6246

86                47.8863        47.8863        47.8863         86               0.5975         0.6051         0.6135

87                47.8863        47.8863        47.8863         87               0.5831         0.5903         0.5982

88                47.8863        47.8863        47.8863         88               0.5638         0.5702         0.5771

89                47.8863        47.8863        47.8863         89               0.5379         0.5432         0.5488

90                47.8863        47.8863        47.8863         90               0.5039         0.5077         0.5117

PARTIAL SURRENDER FEE

If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less.) We guarantee that this fee will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE


This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to 0.9% of the average daily net asset value of the subaccounts for the first ten policy years and 0.45% thereafter. We reserve the right to charge up to 0.9% for all policy years. Computed daily, the charge compensates IDS Life for:


- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.
- EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.


Any profit from the mortality and expense risk charge would be available to IDS Life for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. IDS Life will make up any further deficit from its general assets.


TRANSFER CHARGE

We reserve the right to limit transfers by mail or telephone to five per policy year. If, in the alternative, we allow more than five transfers by mail or telephone per policy year, we reserve the right to assess a fee for each transfer in excess of five made by mail or telephone. We guarantee that this fee will not exceed $25.00 per transfer for the duration of your policy.


OTHER INFORMATION ON CHARGES

IDS Life may reduce or eliminate various fees and charges when we incur lower sales costs and/or perform fewer administrative services than usual.

POLICY VALUE CREDITS
If you have met certain premium requirements, we will periodically apply a credit to your policy value as early as policy year 2 while the policy is in force.

The policy value credit will be applied, as long as:
-  the sum of premiums paid, minus
-  partial surrenders, minus
-  outstanding indebtedness, equals or exceeds
-  $500,000

Currently, the policy credit percent is 0.15%. We reserve the right to calculate and apply the policy value credit on a quarterly or monthly basis as well as lower the policy credit percent down to 0% at any time.

The policy value credit amount shall be applied to the policy value on a pro rata basis.


PURCHASING YOUR POLICY

APPLICATION

To apply for coverage, complete an application and send it with your premium payment to IDS Life's home office. In your application, you:

-  select a specified amount of insurance;
-  select a death benefit option;
-  designate a beneficiary; and
- state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the persons whose lives you propose to insure. Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individuals are insurable under our underwriting rules. Your application may be declined if we determine the individual is not insurable and we will return any premiums you have paid.

AGE LIMIT: In addition, IDS Life generally will not issue a policy to persons over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification for each insured is based on that insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction. (See "Loads, Fees and Charges" and "Optional Insurance Benefits.")

OTHER CONDITIONS: In addition to proving insurability, you and the insureds must also meet certain conditions, stated in the application form, before coverage will become effective and your policy is issued to you. The lives insured may be covered under the terms of a conditional insurance agreement prior to a policy being issued.


INCONTESTABILITY: IDS Life will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the lifetime of both insureds for two years from the policy date, IDS Life cannot contest the truth of statements or representations in your application.


RIGHT TO EXAMINE POLICY

You may return your policy for any reason and receive a full refund of all premiums paid. To do so, you must mail or deliver the policy to IDS Life or your financial advisor, with a written request for cancellation:

-  by the 20th day after you receive it.

On the date your request is postmarked or received, the policy will immediately be considered void from the start.

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE EARLY POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, IDS LIFE REQUIRES THAT YOU PAY THE MINIMUM INITIAL PREMIUMS.

You may schedule payments annually, semiannually or quarterly. (IDS Life must approve payment at any other interval. We show this premium schedule in your policy.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.

You may also change the amount and frequency of scheduled premium payments by written request. IDS Life reserves the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-85, DBG-100 or the minimum initial premium period remain in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in an amount of at least $50. IDS Life reserves the right to limit the number and amount of unscheduled premium payments.

No premium payments, scheduled or unscheduled, are allowed on or after the youngest insured's attained insurance age 100.

Also, in order to receive favorable tax treatment under the Code, premiums paid during the life of the policy must not exceed certain limitations. To comply with the Code, we can either refuse excess premiums as they are paid, or refund excess premiums with interest no later than 60 days after the end of the policy year in which they were paid.

ALLOCATION OF PREMIUMS: Until the policy date, we hold all premiums in the fixed account, and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the account(s) you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.


KEEPING THE POLICY IN FORCE

This section includes a description of the policy provisions that determine if the policy will remain in force or lapse (terminate). It is important that you understand them so the appropriate premium payments are made to ensure that insurance coverage meets your objectives.

If you wish to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums.

If you wish to pay a lower premium and are satisfied to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 85 (or 15 policy years, if later) regardless of investment performance, you should pay at least the DBG-85 premiums.

If you wish to pay yet a lower premium and are not concerned with a long-term guarantee that the policy will remain in force regardless of investment performance, you can pay premiums so that the cash surrender value on each monthly date is sufficient to pay the monthly deduction. However, during the minimum initial premium period, you must pay at least the minimum initial premium until the policy value is greater than the surrender charge and the cash surrender value is sufficient to pay the monthly deduction.

DEATH BENEFIT GUARANTEE TO AGE 85

The DBG-85 provides that your policy will remain in force until the youngest insured reaches attained insurance age 85 (or 15 policy years, if later) even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-85 will remain in effect, as long as:

-  the sum of premiums paid; minus
-  partial surrenders; minus
-  outstanding indebtedness; equals or exceeds
-  the DBG-85 premiums due since the policy date.

The DBG-85 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-85 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-85 will terminate. Your policy will also lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-85 cannot be reinstated. (The DBG-85 is not available in Massachusetts or Texas.)

DEATH BENEFIT GUARANTEE TO AGE 100

The DBG-100 provides that your policy will remain in force until the youngest insured's attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:

-  the sum of premiums paid; minus
-  partial surrenders; minus
- outstanding indebtedness; equals or exceeds o the DBG-100 premiums due since the policy date.

The DBG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If you have paid sufficient premiums, the DBG-85 will be in effect. If the DBG-85 and the DBG-100 are not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated. (The DBG-100 is not available in Massachusetts or Texas.)

MINIMUM INITIAL PREMIUM PERIOD

To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under "Policy Data," if:

1. on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and
2. the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial period is five years.

GRACE PERIOD

If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither of the death benefit guarantees nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.

IDS Life will mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. We will add balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal Taxes.") If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, IDS Life will require:

-  a written request;
- evidence satisfactory to IDS Life that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;
- payment of a premium that will keep the policy in force for at least three months (one month in Virginia);
- payment of the monthly deductions that were not collected during the grace period; and
-  payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day IDS Life accepts your application for reinstatement. The suicide period (see "Proceeds Payable upon Death") will apply from the effective date of reinstatement (except in Alabama, Georgia, Nebraska, Oklahoma, Pennsylvania, South Carolina, Tennessee, Utah and Virginia). Surrender charges will also be reinstated.

IDS Life will have two years from the effective date of reinstatement (except in Virginia) to contest the truth of statements or representations in the reinstatement application.

THE VARIABLE ACCOUNT

We established the variable account on Oct. 16, 1985, under Minnesota law. It is registered as a single unit investment trust under the Investment Company Act of 1940. The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. This registration does not involve any SEC supervision of the account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Income, capital gains or capital losses of each subaccount are credited to or charged against the assets of that subaccount alone. State insurance law provides that we will not charge a variable subaccount with liabilities of any other subaccount or of any other business conducted by IDS Life. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account. At all times, IDS Life will maintain assets in the subaccounts with total market value at least equal to the reserves and other liabilities required to cover insurance benefits under all policies participating in the subaccount.

The U.S. Treasury and the IRS indicated they may provide additional guidance on investment control. This concerns how many subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the owner would be currently taxed on income earned within subaccount assets. We do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

THE FUNDS


You can direct your premiums and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:



-----------------------------------------------------------------------------------------------------------------------
SUBACCOUNT       INVESTING IN          INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER OR MANAGER
-----------------------------------------------------------------------------------------------------------------------
U                IDS Life Series       Objective: capital appreciation. Invests    IDS Life Insurance Company (IDS
                 Fund - Equity         primarily in common stocks and other        Life), investment manager; American
                 Portfolio             securities convertible into common stock.   Express Financial Corporation
                                                                                   (AEFC), investment adviser.

FEI              IDS Life Series       Objective: to provide a high level of       IDS Life, investment manager; AEFC,
                 Fund - Equity         current income and, as a secondary goal,    investment adviser.
                 Income Portfolio      steady growth of capital. Invests
                                       primarily in equity securities. Under
                                       normal market conditions, the Fund will
                                       invest at least 80% of its net assets in
                                       equity securities.

Y                IDS Life Series       Objective: to provide a high current        IDS Life, investment manager; AEFC,
                 Fund - Government     return and safety of principal. Under       investment adviser.
                 Securities Portfolio  normal market conditions, at least 80% of the Fund's net assets are invested in
                                       securities issued or guaranteed as to
                                       principal and interest by the U.S.
                                       government and its agencies.

V                IDS Life Series       Objective: to maximize current income       IDS Life, investment manager; AEFC,
                 Fund - Income         while attempting to conserve the value of   investment adviser.
                 Portfolio             the investment and to continue the high
                                       level of income for the longest period of
                                       time. Under normal market conditions, the
                                       Fund primarily will invest in debt
                                       securities. At least 50% of net assets
                                       are invested in investment grade
                                       corporate bonds, certain unrated debt
                                       obligations that are believed to be of
                                       the same investment quality and
                                       government securities.

IL               IDS Life Series       Objective: capital appreciation. Under      IDS Life, investment manager; AEFC,
                 Fund -                normal market conditions, at least 80% of   investment adviser.
                 International         the Fund's net assets will be invested in
                 Equity Portfolio      equity securities. Invests primarily in
                                       securities of companies located outside
                                       the U.S.

X                IDS Life Series       Objective: to maximize total investment     IDS Life, investment manager; AEFC,
                 Fund - Managed        return through a combination of capital     investment adviser.
                 Portfolio             appreciation and current income. Invests
                                       primarily in a combination of equity and
                                       debt securities. The Fund will invest in
                                       a combination of common and preferred
                                       stocks, convertible securities, debt
                                       securities, and money market instruments.
                                       Investments will be continuously adjusted
                                       subject to the following three net asset
                                       limits: (1) up to 75% in equity
                                       securities, (2) up to 75% in bonds or
                                       other debt securities, and (3) up to 100%
                                       in money market instruments, of the
                                       assets invested in bonds, at least 50%
                                       will be investment grade corporate bonds
                                       (or in other bonds that the investment
                                       manager believes have the same investment
                                       qualities) and in government bonds.

                                       16

-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT       INVESTING IN          INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER OR MANAGER
-----------------------------------------------------------------------------------------------------------------------------
W                IDS Life Series       Objective: to provide maximum current       IDS Life, investment manager; AEFC,
                 Fund - Money          income consistent with liquidity and        investment adviser.
                 Market Portfolio      conservation of capital. Invests
                                       primarily in money market investments,
                                       such as marketable debt obligations
                                       issued by the U.S. government or its
                                       agencies, bank certificates of deposit,
                                       bankers' acceptances, letters of credit
                                       and high-grade commercial paper.

FBC              AXP(R)  Variable      Objective: long-term total return           IDS Life, investment manager; AEFC,
                 Portfolio - Blue      exceeding that of the U.S. stock market.    investment adviser.
                 Chip Advantage Fund   Invests primarily in blue chip stocks.
                                       Blue chip stocks are issued by companies
                                       with a market capitalization of at least
                                       $1 billion, an established management, a
                                       history of consistent earnings and a
                                       leading position within their respective
                                       industries.

FBD              AXP(R)  Variable      Objective: high level of current income     IDS Life, investment manager; AEFC,
                 Portfolio - Bond      while conserving the value of the           investment adviser.
                 Fund                  investment and continuing a high level of
                                       income for the longest time period.
                                       Invests primarily in bonds and other debt
                                       obligations.

FCR              AXP(R)  Variable      Objective: capital appreciation. Invests    IDS Life, investment manager; AEFC,
                 Portfolio - Capital   primarily in U.S. common stocks and other   investment adviser.
                 Resource Fund         securities convertible into common stocks.

FCM              AXP(R)  Variable      Objective: maximum current income           IDS Life, investment manager; AEFC,
                 Portfolio - Cash      consistent with liquidity and stability     investment adviser.
                 Management Fund       of principal. Invests primarily in money
                                       market securities.

FDE              AXP(R)  Variable      Objective: high level of current income     IDS Life, investment manager; AEFC,
                 Portfolio -           and, as a secondary goal, steady growth     investment adviser.
                 Diversified Equity    of capital. Invests primarily in
                 Income Fund           dividend-paying common and preferred
                                       stocks.

FEM              AXP(R)  Variable      Objective: long-term capital growth.        IDS Life, investment manager; AEFC,
                 Portfolio -           Invests primarily in equity securities of   investment adviser; American Express Asset
                 Emerging Markets      companies in emerging market countries.     Management International, Inc., a
                 Fund                                                              wholly-owned subsidiary of AEFC, is the
                                                                                   sub-adviser.

FEX              AXP(R)  Variable      Objective: high current income, with        IDS Life, investment manager; AEFC,
                 Portfolio - Extra     capital growth as a secondary objective.    investment adviser.
                 Income Fund           Invests primarily in long-term,
                                       high-yielding, high-risk corporate bonds
                                       (junk bonds) issued by U.S. and foreign
                                       companies and governments.

FFI              AXP(R)  Variable      Objective: high level of current income     IDS Life, investment manager; AEFC,
                 Portfolio - Federal   and safety of principal consistent with     investment adviser.
                 Income Fund           an investment in U.S. government and
                                       government agency securities. Invests
                                       primarily in debt obligations issued or
                                       guaranteed as to principal and interest
                                       by the U.S. government, its agencies or
                                       instrumentalities.

                                       17

-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT       INVESTING IN          INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER OR MANAGER
-----------------------------------------------------------------------------------------------------------------------------
FGB              AXP(R) Variable       Objective: high total return through        IDS Life, investment manager; AEFC,
                 Portfolio - Global    income and growth of capital.               investment adviser.
                 Bond Fund             Non-diversified mutual fund that invests
                                       primarily in debt obligations of U.S. and
                                       foreign issuers.

FGR              AXP(R) Variable       Objective: long-term capital growth.        IDS Life, investment manager; AEFC,
                 Portfolio - Growth    Invests primarily in common stocks and      investment adviser.
                 Fund                  securities convertible into common stocks
                                       that appear to offer growth opportunities.

FIE              AXP(R) Variable       Objective: capital appreciation. Invests    IDS Life, investment manager; AEFC,
                 Portfolio -           primarily in stocks or convertible          investment adviser. American Express Asset
                 International Fund    securities of foreign issuers that offer    Management International, Inc., a
                                       strong growth potential.                    wholly-owned subsidiary of AEFC, is the
                                                                                   sub-adviser.

FMF              AXP(R) Variable       Objective: maximum total investment         IDS Life, investment manager; AEFC,
                 Portfolio - Managed   return through a combination of capital     investment adviser.
                 Fund                  growth and current income. Invests
                                       primarily in a combination of common and
                                       preferred stocks, convertible securities,
                                       bonds and other debt securities.

FND              AXP(R) Variable       Objective: long-term growth of capital.     IDS Life, investment manager; AEFC,
                 Portfolio - NEW       Invests primarily in common stocks          investment adviser.
                 DIMENSIONS FUND(R)    showing potential for significant growth.

FIV              AXP(R) Variable       Objective: long-term capital                IDS Life, investment manager; AEFC,
                 Portfolio - S&P 500   appreciation. Non-diversified fund that     investment adviser.
                 Index Fund            invests primarily in securities that
                                       are expected to provide investment
                                       results that correspond to the
                                       performance of the S&P 500 Index.

FSM              AXP(R) Variable       Objective: long-term capital growth.        IDS Life, investment manager; AEFC,
                 Portfolio - Small     Invests primarily in equity stocks of       investment adviser; Kenwood Capital
                 Cap Advantage Fund    small companies that are often included     Management LLC, sub-adviser.
                                       in the Russell 2000 Index and/or have
                                       market capitalization under $2 billion.

FSA              AXP(R) Variable       Objective: capital appreciation. Invests    IDS Life, investment manager; AEFC,
                 Portfolio -           primarily in equity securities of growth    investment adviser.
                 Strategy Aggressive   companies.
                 Fund

FCA              AIM V.I. Capital      Objective: growth of capital. Invests       A I M Advisors, Inc.
                 Appreciation Fund,    principally in common stocks of companies
                 Series I              likely to benefit from new or innovative
                                       products, services or processes as well
                                       as those with above-average growth and
                                       excellent prospects for future growth.

FCD              AIM V.I. Capital      Objective: long-term growth of capital.     A I M Advisors, Inc.
                 Development Fund,     Invests primarily in securities
                 Series I              (including common stocks, convertible
                                       securities and bonds) of small- and
                                       medium-sized companies.

                                       18

----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT       INVESTING IN          INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER OR MANAGER
----------------------------------------------------------------------------------------------------------------------------
FGI              AIM V.I. Core         Objective: growth of capital with current   A I M Advisors Inc.
                 Equity Fund, Series   income a secondary objective. Invests at
                 I (previously AIM     least 65% of its net assets, plus the
                 V.I. Growth and       amount of any borrowings for investment
                 Income Fund,          purposes, in securities of established
                 Series I)             companies that have long-term above
                                       average growth in earnings and dividends
                                       and growth companies that are believed to
                                       have the potential for above-average
                                       growth in earnings and dividends.

FIR              American Century(R)   Objective: long-term capital growth.        American Century Investment Management,
                 VP International      Invests primarily in stocks of growing      Inc.
                                       foreign companies in developed countries.

FVL              American Century(R)   Objective: long-term capital growth, with   American Century Investment Management,
                 VP Value              income as a secondary objective. Invests    Inc.
                                       primarily in stocks of companies that
                                       management believes to be undervalued at
                                       the time of purchase.

FSB              Calvert Variable      Objective: income and capital growth.       Calvert Asset Management Company, Inc.
                 Series, Inc. Social   Invests primarily in stocks, bonds and      (CAMCO), investment adviser. SSgA Fund
                 Balanced Portfolio    money market instruments which offer        Management, Inc. and Brown Capital
                                       income and capital growth opportunity and   Management are the investment
                                       which satisfy the investment and social     sub-advisers.
                                       criteria.

FEG              Credit Suisse Trust   Objective: maximum capital appreciation.    Credit Suisse Asset Management, LLC
                 - Emerging Growth     Invests in U.S. equity securities of
                 Portfolio             emerging-growth companies with growth
                                       characteristics such as positive earnings
                                       and potential for accelerated growth.

FSC              Credit Suisse Trust   Objective: capital growth. Invests in       Credit Suisse Asset Management, LLC
                 - Small Cap Growth    equity securities of small U.S. companies
                 Portfolio             which are either developing companies or
                 (previously Credit    older companies in a growth stage or are
                 Suisse Warburg        providing products or services with a
                 Pincus Trust -        high unit volume growth rate.
                 Small Company
                 Growth Portfolio)

FGC              Fidelity VIP Growth   Strategy: high total return through a       Fidelity Management & Research Company
                 & Income Portfolio    combination of current income and capital   (FMR), investment manager; FMR U.K. and
                 (Service Class)       appreciation. Normally invests a majority   FMR Far East, sub-investment advisers.
                                       of assets in common stocks with a focus
                                       on those that pay current dividends and
                                       show potential for capital appreciation.

FMP              Fidelity VIP Mid      Strategy: long-term growth of capital.      FMR, investment manager; FMR U.K. and FMR
                 Cap Portfolio         Normally invest at least 80% of assets in   Far East, sub-investment advisers.
                 (Service Class)       securities of companies with medium
                                       market capitalization common stocks.

FOS              Fidelity VIP          Strategy: long-term growth of capital.      FMR, investment manager; FMR U.K., FMR Far
                 Overseas Portfolio    Invests primarily in common stocks of       East, Fidelity International Investment
                 (Service Class)       foreign securities.                         Advisors (FIIA) and FIIA U.K.,
                                                                                   sub-investment advisers.

FRE              FTVIPT Franklin       Objective: capital appreciation with a      Franklin Advisers, Inc.
                 Real Estate Fund -    secondary goal to earn current income.
                 Class 2               Invests at least 80% of its net assets in
                                       investments of equity securities of
                                       companies operating in the real estate
                                       industry. The Fund invests primarily in
                                       equity real estate investment trusts
                                       (REITs).

                                       19

----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT       INVESTING IN          INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER OR MANAGER
----------------------------------------------------------------------------------------------------------------------------
FSV              FTVIPT Franklin       Objective: long-term total return.          Franklin Advisory Services, LLC
                 Small Cap Value       Invests at least 80% of its net assets in
                 Securities Fund -     investments of small capitalization
                 Class 2 (previously   companies. For this Fund, small
                 FTVIPT Franklin       capitalization companies are those that
                 Value Securities      have a market cap not exceeding $2.5
                 Fund - Class 2)       billion, at the time of purchase. Invests
                                       primarily in equity securities of
                                       companies the manager believes are
                                       selling substantially below the
                                       underlying value of their assets or their
                                       private market value.

FIF              FTVIPT Templeton      Objective: long-term capital growth.        Templeton Investment Counsel, LLC
                 Foreign Securities    Invests primarily in equity securities of
                 Fund - Class 2        companies located outside the U.S.,
                 (previously FTVIPT    including those in emerging markets.
                 Templeton
                 International
                 Securities Fund -
                 Class 2). FTVIPT
                 Templeton
                 International
                 Smaller Companies
                 Fund - Class 2
                 merged into this
                 fund as of April 30,
                 2002.

FSE              Goldman Sachs VIT     Objective: seeks long-term growth of        Goldman Sachs Asset Management
                 CORE(SM) Small Cap    capital. Invests, under normal
                 Equity Fund           circumstances, at least 80% of its net
                                       assets plus any borrowing for investment
                                       purposes (measured at the time of
                                       purchase) in a broadly diversified
                                       portfolio of equity investments of U.S.
                                       issuers which are included in the Russell
                                       2000 Index at the time of investment.

FUE              Goldman Sachs         Objective: seeks long-term growth of        Goldman Sachs Asset Management
                 VIT CORE(SM)          capital and dividend income. Invests,
                 U.S. Equity Fund      under normal circumstances, at least 90%
                                       of its total assets (not including
                                       securities lending collateral and any
                                       investment of that collateral) measured
                                       at time of purchase in a broadly
                                       diversified portfolio of large-cap and
                                       blue chip equity investments representing
                                       all major sectors of the U.S. economy.

FMC              Goldman Sachs VIT     Objective: seeks long-term capital          Goldman Sachs Asset Management
                 Mid Cap Value Fund    appreciation. Invests, under normal
                                       circumstances, at least 80% of its net
                                       assets plus any borrowing for investment
                                       purposes (measured at time of purchase)
                                       in a diversified portfolio of equity
                                       investments in mid-capitalization issuers
                                       within the range of the market
                                       capitalization of companies constituting
                                       the Russell Midcap Value Index at the
                                       time of investment.

FAG              Janus Aspen Series    Objective: long-term growth of capital.     Janus Capital
                 Aggressive Growth     Non-diversified mutual fund that invests
                 Portfolio: Service    primarily in common stocks selected for
                 Shares                their growth potential and normally
                                       invests at least 50% of its equity assets
                                       in medium-sized companies.

                                       20

----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT       INVESTING IN          INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER OR MANAGER
----------------------------------------------------------------------------------------------------------------------------
FGT              Janus Aspen Series    Objective: long-term growth of capital.     Janus Capital
                 Global Technology     Non-diversified mutual fund that invests,
                 Portfolio: Service    under normal circumstances, at least 80%
                 Shares                of its net assets in securities of
                                       companies that the portfolio manager
                                       believes will benefit significantly from
                                       advances or improvements in technology.
                                       It implements this policy by investing
                                       primarily in equity securities of U.S.
                                       and foreign companies selected for their
                                       growth potential.

FIG              Janus Aspen Series    Objective: long-term growth of capital.     Janus Capital
                 International         Invests, under normal circumstances, at
                 Growth Portfolio:     least 80% of its net assets in securities
                 Service Shares        of issuers from at least five different
                                       countries, excluding the United States.
                                       Although the Portfolio intends to invest
                                       substantially all of its assets in
                                       issuers located outside the United
                                       States, it may at times invest in U.S.
                                       issuers and it may at times invest all of
                                       its assets in fewer than five countries
                                       or even a single country.

FIP              Lazard Retirement     Objective: long-term capital                Lazard Asset Management
                 International         appreciation. Invests primarily in equity
                 Equity Portfolio      securities, principally common stocks of
                                       relatively large non-U.S. companies with
                                       market capitalizations in the range of
                                       the Morgan Stanley Capital International
                                       (MSCI) Europe, Australia and Far East
                                       (EAFE(R)) Index that the Investment
                                       Manager believes are undervalued based on
                                       their earnings, cash flow or asset
                                       values.

FGW              MFS(R) Investors      Objective: long-term growth of capital      MFS Investment Management(R)
                 Growth Stock          and future income. Invests at least 80%
                 Series - Service      of its total assets in common stocks and
                 Class                 related securities of companies which MFS
                                       believes offer better than average
                                       prospects for long-term growth.

FDS              MFS(R) New Discovery  Objective: capital appreciation. Invests    MFS Investment Management(R)
                 Series - Service      primarily in equity securities of
                 Class                 emerging growth companies.

FPH              Putnam VT High        Objective: seeks high current income.       Putnam Investment Management, LLC
                 YIELD Fund - Class    Capital growth is a secondary goal when
                 IB Shares             consistent with achieving high current
                                       income. The fund seeks its goal by
                                       investing at least 80% of the fund's net
                                       assets in U.S. corporate bonds rated
                                       below investment grade (junk bonds) and
                                       that have intermediate to longer-term
                                       maturities (three years or longer).

FIN              Putnam VT             Objective: long-term capital                Putnam Investment Management, LLC
                 International New     appreciation. The fund seeks its goal by
                 Opportunities         investing mainly in common stock of
                 Fund - Class IB       companies outside of the United States
                 Shares                with a focus on growth stocks.

                                       21

----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT       INVESTING IN          INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER OR MANAGER
----------------------------------------------------------------------------------------------------------------------------
FNO              Putnam VT New         Objective: long-term capital                Putnam Investment Management, LLC
                 Opportunities Fund    appreciation. The fund seeks its goal by
                 - Class IA Shares     investing mainly in common stocks of U.S.
                                       companies with a focus on growth stocks
                                       in sectors that Putnam Management
                                       believes to have high growth potential.

FVS              Putnam VT Vista       Objective: capital appreciation. The fund   Putnam Investment Management, LLC
                 Fund - Class IB       seeks its goal by investing mainly in
                 Shares                common stocks of U.S. companies with a
                                       focus on growth stocks.

FMI              Royce Micro-Cap       Objective: long-term growth of capital.     Royce & Associates, LLC
                 Portfolio             Invests primarily in a broadly
                                       diversified portfolio of equity
                                       securities issued by micro-cap companies
                                       (companies with stock market
                                       capitalizations below $400 million).

FVA              Third Avenue Value    Objective: long-term capital                EQSF Advisers, Inc.
                 Portfolio             appreciation. Invests primarily in common
                                       stocks of well-financed companies at a
                                       substantial discount to what the Adviser
                                       believes is their true value.

FIC              Wanger                Objective: long-term growth of capital.     Liberty Wanger Asset Management, L.P.
                 International Small   Invests primarily in stocks of small- and
                 Cap                   medium-size non-U.S. companies with
                                       capitalizations of less than $2 billion.

FSP              Wanger U.S. Smaller   Objective: long-term growth of capital.     Liberty Wanger Asset Management, L.P.
                 Companies             Invests primarily in stocks of small- and
                 (previously Wanger    medium-size U.S. companies with
                 U.S. Small Cap)       capitalizations of less than $2 billion.


FUND OBJECTIVES

A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any retail mutual fund.


The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.


All funds are available to serve as the underlying investments for variable life insurance policies. Some funds also are available to serve as investment options for variable annuities and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, life insurance policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

DIVERSIFICATION: The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.

RATES OF RETURN OF THE FUNDS AND SUBACCOUNTS


This section presents rates of return first for the funds, and then for the corresponding subaccounts. Rates of return are different in the two cases because those of the subaccounts reflect additional charges. All charges and expenses mentioned in the section are explained fully under "Loads, Fees and Charges."


RATES OF RETURN OF THE FUNDS: In the following table are average annual rates of return based on the actual investment performance of the funds after deduction of applicable fund charges (including the investment management fees and nonadvisory expenses) for the periods indicated assuming reinvestment of dividends and capital gains. These rates do not reflect charges that apply to the subaccounts or the policy and therefore do not illustrate how actual investment performance will affect policy benefits. If these charges were reflected, the illustrated rates of return would have been significantly lower. Past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING DEC. 31, 2001



                                                                                                              10 YEARS OR SINCE
FUND                                                                        1 YEAR      3 YEARS     5 YEARS      COMMENCEMENT
IDS Life Series Fund, Inc. -
      Equity Portfolio (1/86)(1)                                            (31.49%)     (2.27%)      4.28%           9.63%
      Equity Income Portfolio (6/99)(1)                                       1.85          --          --           (0.04)
      Government Securities Portfolio (1/86)(1)                               6.11        5.26        6.54            6.47
      Income Portfolio (1/86)(1)                                              8.13        5.04        5.73            7.14
      International Equity Portfolio (10/94)(1)                             (27.90)      (9.14)      (0.65)           7.18
      Managed Portfolio (1/86)(1)                                           (19.30)      (4.68)       3.16            7.81
      Money Market Portfolio (1/86)(1) (1.85% Simple, 1.87% Compound)(2)      3.88        4.86        4.95            4.45

AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund (9/99)(1)                                    (16.49)         --          --           (6.91)
      Bond Fund (10/81)(1)                                                    7.67        4.90        4.98            7.21
      Capital Resource Fund (10/81)(1)                                      (18.11)      (5.78)       5.20            6.81
      Cash Management Fund (10/81)(1)
      (1.64% Simple, 1.65% Compound)(2)                                       3.74        4.76        4.92            4.48
      Diversified Equity Income Fund (9/99)(1)                                2.14          --          --            2.64
      Emerging Markets Fund (5/00)(1)                                        (1.38)         --          --          (17.58)
      Extra Income Fund (5/96)(1)                                             4.93        0.36        1.84            2.63
      Federal Income Fund (9/99)(1)                                           6.29          --          --            6.61
      Global Bond Fund (5/96)(1)                                              1.34        0.01        2.33            3.44
      Growth Fund (9/99)(1)                                                 (30.95)         --          --          (16.01)
      International Fund (1/92)(1)                                          (28.69)      (7.97)      (1.49)           3.81
      Managed Fund (4/86)(1)                                                (10.59)       0.10        6.78            8.74
      NEW DIMENSIONS FUND(R) (5/96)(1)                                      (16.71)      (0.01)       9.85           10.77
      S&P 500 Index Fund (5/00)(1)                                          (12.46)         --          --          (13.22)
      Small Cap Advantage Fund (9/99)(1)                                     (6.53)         --          --            4.39
      Strategy Aggressive Fund (1/92)(1)                                    (32.91)      (2.42)       1.44            6.65

AIM V.I.
      Capital Appreciation Fund, Series I (5/93)(1)                         (23.28)      (0.39)       6.00           11.75
      Capital Development Fund, Series I  (5/98)(1)                          (8.08)       9.04         N/A            0.50
      Core Equity Fund, Series I  (5/94)(1)                                 (22.83)      (3.98)       7.28           11.36
      (previously AIM V.I. Growth and Income Fund, Series I)

American Century(R) Variable Portfolios, Inc.
      VP International (5/94)(1)                                            (29.17)      (1.13)       6.37            6.84
      VP Value (5/96)(1)                                                     12.82        9.74        11.8           12.61

                                                                                                              10 YEARS OR SINCE
FUND                                                                        1 YEAR      3 YEARS     5 YEARS      COMMENCEMENT
Calvert Variable Series, Inc.
      Social Balanced Portfolio (9/86)(1)                                    (6.94%)      0.39%       7.15%           8.79%

Credit Suisse Trust
      Emerging Growth Portfolio (9/99)(1)                                   (16.41)        N/A         N/A            3.66
      Small Cap Growth Portfolio (6/95)(1)                                  (16.01)       5.16        5.49           10.03
      (previously Credit Suisse Warburg Pincus Trust - Small Company
      Growth Portfolio)

Fidelity VIP
      Growth & Income Portfolio (Service Class) (12/96)(1),(3)               (8.85)      (1.44)       9.99             N/A
      Mid Cap Portfolio (Service Class) (12/98)(1),(3)                       (3.36)      24.33         N/A             N/A
      Overseas Portfolio (Service Class) (1/87)(1),(3)                      (21.27)      (3.22)       2.64            5.85

FTVIPT
      Franklin Real Estate Fund - Class 2 (1/89)(1),(4)                       7.88        9.95        5.94           10.22
      Franklin Small Cap Value Securities Fund - Class 2 (5/98)(1),(4)       13.79       12.99         N/A            3.23
      (previously FTVIPT Franklin Value Securities Fund - Class 2)
      Templeton Foreign Securities Fund - Class 2 (5/92)(1),(5),(11)        (15.99)       0.35        4.63            9.64
      (previously FTVIPT Templeton International Securities
      Fund - Class 2)
      Templeton International Smaller Companies
      Fund - Class 2 (5/96)(1),(4)                                           (2.64)       6.01        0.58            2.62

Goldman Sachs VIT
      CORE(SM) Small Cap Equity Fund (2/98)(1),(6)                            4.53        7.72         N/A            3.29
      CORE(SM) U.S. Equity Fund (2/98)(1),(6)                               (11.94)       (.36)        N/A            3.31
      Mid Cap Value Fund (5/98)(1)                                            6.82       11.51         N/A            5.06

Janus Aspen Series
      Aggressive Growth Portfolio: Service Shares (9/93)(1),(7)             (39.59)      (2.75)       6.79           12.22
      Global Technology Portfolio: Service Shares (1/00)(1),(8)             (37.31)        N/A         N/A          (36.41)
      International Growth Portfolio: Service Shares (5/94)(1),(7)          (23.43)       4.85        9.78           13.47

Lazard Retirement Series
      International Equity Portfolio (9/98)(1)                              (24.06)      (5.89)        N/A           (1.97)

MFS(R)
      Investors Growth Stock Series - Service Class (5/99)(1),(9)           (24.83)        N/A         N/A            (0.5)
      New Discovery Series - Service Class (5/98)(1),(9)                     (5.25)      17.19         N/A           14.53

Putnam Variable Trust
      Putnam VT High Yield Fund - Class IB Shares (2/88)(1),(10)              3.65        0.11        1.51            7.50
      Putnam VT International New Opportunities Fund -
        Class IB Shares (1/97)(1),(10)                                      (28.68)      (3.91)        N/A            0.42
      Putnam VT New Opportunities Fund - Class IA Shares (5/94)(1)          (29.99)      (4.31)       6.09           11.60
      Putnam VT Vista Fund - Class IB Shares (1/97)(1),(10)                 (33.50)      (0.90)        N/A            7.44

Royce Capital Fund
      Micro-Cap Portfolio (12/96)(1)                                         29.71       25.37       19.98           19.96

Third Avenue
      Value Portfolio (9/99)(1)                                              13.68         N/A         N/A           27.27

Wanger
      International Small Cap (5/95)(1)                                     (21.27)       8.75        8.07           15.53

      U.S. Smaller Companies (5/95)(1)                                       11.39        8.56       12.47           18.27
      (previously Wanger U.S. Small Cap)

(1)  (Commencement date of the fund.)
(2) The 7-day yield shown here in parentheses, more closely reflects the current earnings of the fund than the total return quotations.
(3) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class; which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 performance for prior periods represents the historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(5) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(6)  CORE(SM) is a servicemark of Goldman, Sachs & Co.
(7) The returns shown for Service Shares for periods prior to their inception (December 31, 1999) are derived from the historical performance of the Institutional Shares; adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sectors.
(8) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(9) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the Class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(10) Performance information for Class IB shares for the period prior to April 6, 1998 for Putnam VT Growth and Income Fund and April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(11) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

RATES OF RETURN OF SUBACCOUNTS


Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average annual rates of return in the following tables reflect all fund expenses and the mortality and expense risk charge. In the first table, the rates of return also reflect the 5% premium expense charge. In the second table the rates of return do not reflect the 5% premium expense charge. In both tables the rates of return do not reflect the surrender charge or monthly deduction. If these charges were reflected, the illustrated rates of return would have been significantly lower.


AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2001


                                                                                              PERFORMANCE SINCE
                                                                                        COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                  SINCE
SUBACCOUNT  INVESTING IN                                                           1 YEAR     5 YEARS 10 YEARS COMMENCEMENT
            IDS Life Series Fund, Inc. -
U             Equity Portfolio (6/87; 1/86)(1)                                    (35.50%)      2.29%    8.09%      9.48%
FEI           Equity Income Portfolio (6/99; 6/99)(1)                              (4.11)         --       --      (2.92)
Y             Government Securities
              Portfolio (6/87; 1/86)(1)                                            (0.10)       4.51     4.98       6.11
V             Income Portfolio (6/87; 1/86)(1)                                      1.80        3.70     5.64       6.32
IL            International Equity
              Portfolio (10/94; 10/94)(1)                                         (32.13)      (2.54)      --       5.46
X             Managed Portfolio (6/87; 1/86)(1)                                   (24.03)       1.19     6.29       8.37
W             Money Market Portfolio (6/87; 1/86)(1)                               (2.20)       2.94     3.00       3.95

            AXP(R) Variable Portfolio -
FBC           Blue Chip Advantage Fund (5/00; 9/99)(1)                            (21.38)         --       --     (19.52)
FBD           Bond Fund (5/00; 10/81)(1)                                            1.37          --       --       5.35
FCR           Capital Resource Fund (5/00; 10/81)(1)                              (22.91)         --       --     (22.83)
FCM           Cash Management Fund (5/00; 10/81)(1)(                                2.34)         --       --       0.48
FDE           Diversified Equity Income Fund (5/00; 9/99)(1)                       (3.84)         --       --      (3.18)
FEM           Emerging Markets Fund (5/00; 5/00)(1)                                (7.18)         --       --     (18.27)
FEX           Extra Income Fund (5/00; 5/96)(1)                                    (1.18)         --       --      (5.25)
FFI           Federal Income Fund (5/00; 9/99)(1)                                   0.14          --       --       4.51
FGB           Global Bond Fund (5/00; 5/96)(1)                                     (4.58)         --       --       1.32
FGR           Growth Fund (5/00; 9/99)(1)                                         (34.99)         --       --     (34.58)
FIE           International Fund (5/00; 1/92)(1)                                  (32.86)         --       --     (28.63)
FMF           Managed Fund (5/00; 4/86)(1)                                        (15.83)         --       --     (11.95)
FND           NEW DIMENSIONS FUND(R) (11/99; 5/96)(1)                             (21.58)         --       --      (8.74)
FIV           S&P 500 Index Fund (5/00; 5/00)(1)                                  (17.59)         --       --     (16.39)
FSM           Small Cap Advantage Fund (5/00; 9/99)(1)                            (12.01)         --       --      (7.76)
FSA           Strategy Aggressive Fund (5/00; 1/92)(1)                            (36.83)         --       --     (30.88)

            AIM V.I.
FCA           Capital Appreciation Fund,
              Series I (5/00; 5/93)(1)                                            (27.77)         --       --     (24.43)
FCD           Capital Development Fund,
              Series I  (5/00; 5/98)(1)                                           (13.47)         --       --      (8.37)
FGI           Core Equity Fund, Series I (11/96; 5/94)(1)                         (27.35)       5.23       --       5.15
              (previously AIM V.I. Growth and Income Fund, Series I)

            American Century(R) Variable Portfolios, Inc.
FIR           VP International (5/00; 5/94)(1)                                    (33.32)         --       --     (26.56)
FVL           VP Value (5/99; 5/96)(1)                                              6.21          --       --       3.57

                                                                                            PERFORMANCE SINCE
                                                                                        COMMENCEMENT OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN                                                          1 YEAR      5 YEARS 10 YEARS COMMENCEMENT
            IDS Life Series Fund, Inc. -
U             Equity Portfolio (6/87; 1/86)(1)                                    (35.50%)      2.29%    8.09%     10.33%
FEI           Equity Income Portfolio (6/99; 6/99)(1)                              (4.11)         --       --      -2.92
Y             Government Securities
              Portfolio (6/87; 1/86)(1)                                            (0.10)       4.51     4.98       5.72
V             Income Portfolio (6/87; 1/86)(1)                                      1.80        3.70     5.64       6.02
IL            International Equity
              Portfolio (10/94; 10/94)(1)                                         (32.13)      (2.54)      --       5.46
X             Managed Portfolio (6/87; 1/86)(1)                                   (24.03)       1.19     6.29       9.02
W             Money Market Portfolio (6/87; 1/86)(1)                               (2.20)       2.94     3.00       4.01

            AXP(R) Variable Portfolio -
FBC           Blue Chip Advantage Fund (5/00; 9/99)(1)                            (21.38)         --       --      (9.78)
FBD           Bond Fund (5/00; 10/81)(1)                                            1.37        2.99     5.85       9.02
FCR           Capital Resource Fund (5/00; 10/81)(1)                              (22.91)       3.20     5.32      10.80
FCM           Cash Management Fund (5/00; 10/81)(1)(                               (2.34)       2.93     3.03       5.18
FDE           Diversified Equity Income Fund (5/00; 9/99)(1)                       (3.84)         --       --      (0.53)
FEM           Emerging Markets Fund (5/00; 5/00)(1)                                (7.18)         --       --     (20.79)
FEX           Extra Income Fund (5/00; 5/96)(1)                                    (1.18)      (0.10)      --       0.80
FFI           Federal Income Fund (5/00; 9/99)(1)                                   0.14          --       --       3.38
FGB           Global Bond Fund (5/00; 5/96)(1)                                     (4.58)       0.38       --       1.59
FGR           Growth Fund (5/00; 9/99)(1)                                         (34.99)         --       --     (18.61)
FIE           International Fund (5/00; 1/92)(1)                                  (32.86)      (3.37)      --       2.40
FMF           Managed Fund (5/00; 4/86)(1)                                        (15.83)       4.74     7.28       8.86
FND           NEW DIMENSIONS FUND(R) (11/99; 5/96)(1)                             (21.58)       7.75       --       8.79
FIV           S&P 500 Index Fund (5/00; 5/00)(1)                                  (17.59)         --       --     (16.61)
FSM           Small Cap Advantage Fund (5/00; 9/99)(1)                            (12.01)         --       --       1.16
FSA           Strategy Aggressive Fund (5/00; 1/92)(1)                            (36.83)      (0.50)      --       5.17

            AIM V.I.
FCA           Capital Appreciation Fund,
              Series I (5/00; 5/93)(1)                                            (27.77)       3.98       --      10.09
FCD           Capital Development Fund,
              Series I  (5/00; 5/98)(1)                                           (13.47)         --       --       2.68
FGI           Core Equity Fund, Series I (11/96; 5/94)(1)                         (27.35)       5.23       --       9.62
              (previously AIM V.I. Growth and Income Fund, Series I)

            American Century(R) Variable Portfolios, Inc.
FIR           VP International (5/00; 5/94)(1)                                    (33.32)       2.68       --       4.00
FVL           VP Value (5/99; 5/96)(1)                                              6.21        9.67       --      10.61

                                       26

                                                                                             PERFORMANCE SINCE
                                                                                      COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN                                                          1 YEAR      5 YEARS 10 YEARS COMMENCEMENT
            Calvert Variable Series, Inc.
FSB           Social Balanced Portfolio (5/00; 9/86)(1)                           (12.26%)        --%      --%     (9.37%)

            Credit Suisse Trust
FEG           Emerging Growth Portfolio (5/00; 9/99)(1)                           (21.31)         --       --     (14.77)
FSC           Small Cap Growth Portfolio (5/99; 6/95)(1)                          (20.93)         --       --       3.86
              (previously Credit Suisse Warburg PincusTrust - Small Company
              Growth Portfolio )

            Fidelity VIP
FGC           Growth & Income Portfolio
              (Service Class) (5/00; 12/96)(1),(2)                                (14.19)         --       --      (9.45)
FMP           Mid Cap Portfolio
              (Service Class) (5/00; 12/98)(1),(2)                                 (9.02)         --       --       4.29
FOS           Overseas Portfolio
              (Service Class) (5/00; 1/87)(1),(2)                                 (25.88)         --       --     (22.93)

            FTVIPT
FRE           Franklin Real Estate Fund -
              Class 2 (5/00; 1/89)(1),(3)                                           1.57          --       --      10.45
FSV           Franklin Small Cap Value
              Securities Fund - Class 2 (5/00; 5/98)(1),(3)                         7.13          --       --      12.77
              (previously FTVIPT Franklin Value Securities Fund - Class 2)
FIF           Templeton Foreign Securities
              Fund - Class 2 (5/99; 5/92)(1),(4),(10)                             (20.91)         --       --      (5.74)
              (previously FTVIPT Templeton International Securities
              Fund - Class 2)
FIS           Templeton International Smaller Companies
              Fund - Class 2 (5/00; 5/96)(1),(3)                                   (8.34)         --       --      (6.59)

            Goldman Sachs VIT
FSE           CORE(SM) Small Cap
              Equity Fund (5/00; 2/98)(1),(5)                                      (1.59)         --       --      (0.03)
FUE           CORE(SM) U.S. Equity Fund (5/00; 2/98)(1),(5)                       (17.10)         --       --     (16.07)
FMC           Mid Cap Value Fund (5/00; 5/98)(1)                                    5.51          --       --      15.46

            Janus Aspen Series
FAG           Aggressive Growth Portfolio:
              Service Shares (5/00; 9/93)(1),(6)                                  (43.13)         --       --     (40.63)
FGT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(1),(7)                                  (40.99)         --       --     (40.89)
FIG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(1),(6)                                  (27.91)         --       --     (26.71)

            Lazard Retirement Series
FIP           International Equity Portfolio (5/00; 9/98)(1)                      (28.51)         --       --     (20.53)

            MFS(R)
FGW           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(1),(8)                                   (29.23)         --       --     (22.98)
FDS           New Discovery Series - Service
              Class (5/00; 5/98)(1),(8)                                           (10.80)         --       --      (8.70)

                                                                                            PERFORMANCE SINCE
                                                                                        COMMENCEMENT OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN                                                          1 YEAR      5 YEARS 10 YEARS COMMENCEMENT
            Calvert Variable Series, Inc.
FSB           Social Balanced Portfolio (5/00; 9/86)(1)                           (12.26%)      5.12%    7.27%      7.98%

            Credit Suisse Trust
FEG           Emerging Growth Portfolio (5/00; 9/99)(1)                           (21.31)         --       --       0.47
FSC           Small Cap
              Growth Portfolio (5/99; 6/95)(1)                                    (20.93)       3.50       --       8.19
              (previously Credit Suisse Warburg PincusTrust - Small Company
              Growth Portfolio)

            Fidelity VIP
FGC           Growth & Income Portfolio
              (Service Class) (5/00; 12/96)(1),(2)                                (14.19)       7.90       --       7.90
FMP           Mid Cap Portfolio
              (Service Class) (5/00; 12/98)(1),(2)                                 (9.02)         --       --      22.35
FOS           Overseas Portfolio
              (Service Class) (5/00; 1/87)(1),(2)                                 (25.88)       0.69     4.36       4.71

            FTVIPT
FRE           Franklin Real Estate Fund -
              Class 2 (5/00; 1/89)(1),(3)                                           1.57        3.92     9.89       8.80
FSV           Franklin Small Cap Value
              Securities Fund - Class 2 (5/00; 5/98)(1),(3)                         7.13          --       --       0.88
              (previously FTVIPT Franklin Value Securities Fund - Class 2)
FIF           Templeton Foreign Securities
              Fund - Class 2 (5/99; 5/92)(1),(4),(10)                             (20.91)       2.63       --       8.09
              (previously FTVIPT Templeton International Securities
              Fund - Class 2)
FIS           Templeton International Smaller Companies
              Fund - Class 2 (5/00; 5/96)(1),(3)                                   (8.34)      (1.32)      --       0.81

            Goldman Sachs VIT
FSE           CORE(SM) Small Cap
              Equity Fund (5/00; 2/98)(1),(5)                                      (1.59)         --       --       0.99
FUE           CORE(SM) U.S. Equity Fund (5/00; 2/98)(1),(5)                       (17.10)         --       --       1.02
FMC           Mid Cap Value Fund (5/00; 5/98)(1)                                    5.51          --       --       4.00

            Janus Aspen Series
FAG           Aggressive Growth Portfolio:
              Service Shares (5/00; 9/93)(1),(6)                                  (43.13)       4.77       --      10.54
FGT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(1),(7)                                  (40.99)         --       --     (38.49)
FIG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(1),(6)                                  (27.91)       7.79       --      11.88

            Lazard Retirement Series
FIP           International Equity Portfolio (5/00; 9/98)(1)                      (28.51)         --       --      (4.32)

            MFS(R)
FGW           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(1),(8)                                   (29.23)         --       --      (3.30)
FDS           New Discovery Series -
              Service Class (5/00; 5/98)(1),(8)                                   (10.80)         --       --      11.90

                                       27

                                                                                            PERFORMANCE SINCE
                                                                                        COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN                                                          1 YEAR      5 YEARS 10 YEARS COMMENCEMENT
            Putnam Variable Trust
FPH           Putnam VT High Yield -
              Class IB Shares (5/99; 2/88)(1),(9)                                  (2.42%)        --%      --%    (4.67%)
FIN           Putnam VT International New
              Opportunities Fund -
              Class IB Shares (5/00; 1/97)(1),(9)                                 (32.86)         --       --     (35.97)
FNO           Putnam VT New Opportunities
              Fund - Class IA Shares (11/96; 5/94)(1)                             (34.09)      (4.06)      --       3.50
FVS           Putnam VT Vista Fund -
              Class IB Shares (5/00; 1/97)(1),(9)                                 (37.40)         --       --     (29.42)

            Royce Capital Fund
FMI           Micro-Cap Portfolio (5/00; 12/96)(1)                                 22.12          --       --      22.97

            Third Avenue
FVA           Value Portfolio (5/00; 9/99)(1)                                       7.03          --       --      20.25

            Wanger
FIC           International Small Cap (5/00; 5/95)(1)                             (25.78)         --       --     (30.68)
FSP           U.S. Smaller Companies (5/00; 5/95)(1)                                4.86          --       --       6.50
              (previously Wanger U.S. Small Cap)

                                                                                            PERFORMANCE SINCE
                                                                                        COMMENCEMENT OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN                                                          1 YEAR      5 YEARS 10 YEARS COMMENCEMENT
            Putnam Variable Trust
FPH           Putnam VT High Yield -
              Class IB Shares (5/99; 2/88)(1),(9)                                  (2.42%)     (0.42%)   5.74%      6.14%
FIN           Putnam VT International New
              Opportunities Fund -
              Class IB Shares (5/00; 1/97)(1),(9)                                 (32.86)         --       --      (1.49)
FNO           Putnam VT New Opportunities
              Fund - Class IA Shares (11/96; 5/94)(1)                             (34.09)       4.06       --       9.87
FVS           Putnam VT Vista Fund -
              Class IB Shares (5/00; 1/97)(1),(9)                                 (37.40)         --       --       5.44

            Royce Capital Fund
FMI           Micro-Cap Portfolio (5/00; 12/96)(1)                                 22.12       17.67       --      17.67

            Third Avenue
FVA           Value Portfolio (5/00; 9/99)(1)                                       7.03          --       --      23.32

            Wanger
FIC           International Small Cap (5/00; 5/95)(1)                             (25.78)       6.02       --      13.64
FSP           U.S. Smaller Companies (5/00; 5/95)(1)                                4.86       10.30       --      16.30
              (previously Wanger U.S. Small Cap)



 (1)  (Commencement date of the subaccount; Commencement date of the fund.)
 (2) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class; which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
 (3) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
 (4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
 (5)  CORE(SM) is a servicemark of Goldman, Sachs & Co.
 (6) The returns shown for Service Shares for periods prior to their inception (December 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sectors.
 (7) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
 (8) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
 (9) Performance information for Class IB shares for the period prior to April 6, 1998 for Putnam VT Growth and Income Fund and April 30, 1998 for Putnam VT High Yield Fund Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
 (10) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2001


                                                                                          PERFORMANCE SINCE
                                                                                     COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN                                                          1 YEAR      5 YEARS  10 YEARS COMMENCEMENT
            IDS Life Series Fund, Inc. -
U             Equity Portfolio (6/87; 1/86)(1)                                    (32.11%)      3.35%    8.65%      9.87%
FEI           Equity Income Portfolio (6/99; 6/99)(1)                               0.93          --       --      (0.94)
Y             Government Securities
              Portfolio (6/87; 1/86)(1)                                             5.16        5.58     5.52       6.49
V             Income Portfolio (6/87; 1/86)(1)                                      7.16        4.77     6.18       6.70
IL            International Equity
              Portfolio (10/94; 10/94)(1)                                         (28.56)      (1.54)      --       6.22
X             Managed Portfolio (6/87; 1/86)(1)                                   (20.03)       2.24     6.84       8.75
W             Money Market Portfolio (6/87; 1/86)(1)                                2.95        4.01     3.53       4.32

            AXP(R) Variable Portfolio -
FBC           Blue Chip Advantage Fund (5/00; 9/99)(1)                            (17.24)         --       --     (16.95)
FBD           Bond Fund (5/00; 10/81)(1)                                            6.70          --       --       8.71
FCR           Capital Resource Fund (5/00; 10/81)(1)                              (18.85)         --       --     (20.36)
FCM           Cash Management Fund (5/00; 10/81)(1)                                 2.80          --       --       3.69
FDE           Diversified Equity Income Fund (5/00; 9/99)(1)                        1.22          --       --      (0.09)
FEM           Emerging Markets Fund (5/00; 5/00)(1)                                (2.30)         --       --     (15.66)
FEX           Extra Income Fund (5/00; 5/96)(1)                                     4.02          --       --      (2.22)
FFI           Federal Income Fund (5/00; 9/99)(1)                                   5.41          --       --       7.85
FGB           Global Bond Fund (5/00; 5/96)(1)                                      0.44          --       --       4.56
FGR           Growth Fund (5/00; 9/99)(1)                                         (31.57)         --       --     (32.49)
FIE           International Fund (5/00; 1/92)(1)                                  (29.33)         --       --     (26.35)
FMF           Managed Fund (5/00; 4/86)(1)                                        (11.40)         --       --      (9.13)
FND           NEW DIMENSIONS FUND(R) (11/99; 5/96)(1)                             (17.45)         --       --      (6.55)
FIV           S&P 500 Index Fund (5/00; 5/00)(1)                                  (13.26)         --       --     (13.72)
FSM           Small Cap Advantage Fund (5/00; 9/99)(1)                             (7.37)         --       --      (4.81)
FSA           Strategy Aggressive Fund (5/00; 1/92)                               (33.51)         --       --     (28.67)

            AIM V.I.
FCA           Capital Appreciation Fund,
              Series I (5/00; 5/93)(1)                                            (23.97)         --       --     (22.01)
FCD           Capital Development Fund,
              Series I (5/00; 5/98)(1)                                             (8.91)         --       --      (5.44)
FGI           Core Equity Fund, Series I (11/96; 5/94)(1)                         (23.53)       6.32       --       6.22
              (previously AIM V.I. Growth and Income Fund, Series I)

            American Century(R) Variable Portfolios, Inc.
FIR           VP International (5/00; 5/94)(1)                                    (29.81)         --       --     (24.22)
FVL           VP Value (5/99; 5/96)(1)                                             11.80          --       --       5.58

            Calvert Variable Series, Inc.
FSB           Social Balanced Portfolio (5/00; 9/86)(1)                            (7.64)         --       --      (6.48)

            Credit Suisse Trust
FEG           Emerging Growth Portfolio (5/00; 9/99)(1)                           (17.16)         --       --     (12.05)
FSC           Small Cap Growth
              Portfolio (5/99; 6/95)(1)                                           (16.77)         --       --       5.88
              (previously Credit Suisse Warbug Pincus Trust - Small
              Company Growth Portfolio)

                                                                                          PERFORMANCE SINCE
                                                                                       COMMENCEMENT OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN                                                          1 YEAR      5 YEARS  10 YEARS COMMENCEMENT
            IDS Life Series Fund, Inc. -
U             Equity Portfolio (6/87; 1/86)(1)                                    (32.11%)      3.35%    8.65%     10.68%
FEI           Equity Income Portfolio (6/99; 6/99)(1)                               0.93          --       --      (0.94)
Y             Government Securities
              Portfolio (6/87; 1/86)(1)                                             5.16        5.58     5.52       6.06
V             Income Portfolio (6/87; 1/86)(1)                                      7.16        4.77     6.18       6.36
IL            International Equity
              Portfolio (10/94; 10/94)(1)                                         (28.56)      (1.54)      --       6.22
X             Managed Portfolio (6/87; 1/86)(1)                                   (20.03)       2.24     6.84       9.37
W             Money Market Portfolio (6/87; 1/86)(1)                                2.95        4.01     3.53       4.35

            AXP(R) Variable Portfolio -
FBC           Blue Chip Advantage Fund (5/00; 9/99)(1)                            (17.24)         --       --      (7.74)
FBD           Bond Fund (5/00; 10/81)(1)                                            6.70        4.05     6.40       9.30
FCR           Capital Resource Fund (5/00; 10/81)(1)                              (18.85)       4.27     5.86       11.08
FCM           Cash Management Fund (5/00; 10/81)(1)                                 2.80        3.99     3.56       5.45
FDE           Diversified Equity Income Fund (5/00; 9/99)(1)                        1.22          --       --       1.72
FEM           Emerging Markets Fund (5/00; 5/00)(1)                                (2.30)         --       --     (18.32)
FEX           Extra Income Fund (5/00; 5/96)(1)                                     4.02        0.93       --       1.71
FFI           Federal Income Fund (5/00; 9/99)(1)                                   5.41          --       --       5.72
FGB           Global Bond Fund (5/00; 5/96)(1)                                      0.44        1.42       --       2.52
FGR           Growth Fund (5/00; 9/99)(1)                                         (31.57)         --       --     (16.76)
FIE           International Fund (5/00; 1/92)(1)                                  (29.33)      (2.37)      --       2.93
FMF           Managed Fund (5/00; 4/86)(1)                                        (11.40)       5.82     7.84       9.22
FND           NEW DIMENSIONS FUND(R) (11/99; 5/96)(1)                             (17.45)       8.86       --       9.78
FIV           S&P 500 Index Fund (5/00; 5/00)(1)                                  (13.26)         --       --     (14.00)
FSM           Small Cap Advantage Fund (5/00; 9/99)(1)                             (7.37)         --       --       3.45
FSA           Strategy Aggressive Fund (5/00; 1/92)                               (33.51)       0.53       --       5.72

            AIM V.I.
FCA           Capital Appreciation Fund,
              Series I (5/00; 5/93)(1)                                            (23.97)       5.06       --      10.75
FCD           Capital Development Fund,
              Series I (5/00; 5/98)(1)                                             (8.91)         --       --       4.13
FGI           Core Equity Fund, Series I (11/96; 5/94)(1)                         (23.53)       6.32       --      10.36
              (previously AIM V.I. Growth and Income Fund, Series I)

            American Century(R) Variable Portfolios, Inc.
FIR           VP International (5/00; 5/94)(1)                                    (29.81)       3.74       --       4.70
FVL           VP Value (5/99; 5/96)(1)                                             11.80       10.81       --      11.61

            Calvert Variable Series, Inc.
FSB           Social Balanced Portfolio (5/00; 9/86)(1)                            (7.64)       6.20     7.82       8.35

            Credit Suisse Trust
FEG           Emerging Growth Portfolio (5/00; 9/99)(1)                           (17.16)         --       --       2.74
FSC           Small Cap Growth
              Portfolio (5/99; 6/95)(1)                                           (16.77)       4.56       --       9.04
              (previously Credit Suisse Warbug Pincus Trust - Small
                 Company Growth Portfolio)


AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2001 (CONTINUED)



                                                                                          PERFORMANCE SINCE
                                                                                     COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN                                                          1 YEAR      5 YEARS 10 YEARS COMMENCEMENT
            Fidelity VIP
FGC           Growth & Income Portfolio
              (Service Class) (5/00; 12/96)(1),(2)                                 (9.67%)        --%      --%     (6.56%)
FMP           Mid Cap Portfolio
              (Service Class) (5/00; 12/98)(1),(2)                                 (4.23)         --       --       7.63
FOS           Overseas Portfolio
              (Service Class) (5/00; 1/87)(1),(2)                                 (21.98)         --       --     (20.47)

            FTVIPT
FRE           Franklin Real Estate Fund -
              Class 2 (5/00; 1/89)(1),(3)                                           6.91          --       --      13.98
FSV           Franklin Small Cap Value Securities Fund -
              Class 2 (5/00; 5/98)(1),(3)                                          12.76          --       --      16.37
              (previously FTVIPT Franklin Value Securities Fund - Class 2)
FIF           Templeton Foreign Securities Fund -
              Class 2 (5/99; 5/92)(1),(4),(10)                                    (16.75)         --       --      (3.90)
              (previously FTVIPT Templeton International Securities
                 Fund - Class 2)
FIS           Templeton International Smaller
              Companies Fund - Class 2 (5/00; 5/96)(1),(3)                         (3.51)         --       --      (3.60)

            Goldman Sachs VIT
FSE           CORE(SM) Small Cap
              Equity Fund (5/00; 2/98)(1),(5)                                       3.59          --       --       3.17
FUE           CORE(SM) U.S. Equity Fund (5/00; 2/98)(1),(5)                       (12.73)         --       --     (13.39)
FMC           Mid Cap Value Fund (5/00; 5/98)(1)                                   11.06          --       --      19.15

            Janus Aspen Series
FAG           Aggressive Growth Portfolio:
              Service Shares (5/00; 9/93)(1),(6)                                  (40.14)         --       --     (38.73)
FGT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(1),(7)                                  (37.88)         --       --     (39.00)
FIG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(1),(6)                                  (24.12)         --       --     (24.37)

            Lazard Retirement Series
FIP           International Equity Portfolio (5/00; 9/98)(1)                      (24.75)         --       --     (17.99)

            MFS(R)
FGW           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(1),(8)                                   (25.51)         --       --     (20.52)
FDS           New Discovery Series -
              Service Class (5/00; 5/98)(1),(8)                                    (6.11)         --       --      (5.78)

            Putnam Variable Trust
FPH           Putnam VT High Yield -
              Class IB Shares (5/99; 2/88)(1),(9)                                   2.72          --       --      (2.82)
FIN           Putnam VT International
              New Opportunities
              Fund - Class IB Shares (5/00; 1/97)(1),(9)                          (29.32)         --       --     (33.93)
FNO           Putnam VT New Opportunities
              Fund - Class IA Shares (11/96; 5/94)(1)                             (30.62)       5.14       --       4.55
FVS           Putnam VT Vista Fund -
              Class IB Shares (5/00; 1/97)(1),(9)                                 (34.10)         --       --     (27.16)

                                                                                          PERFORMANCE SINCE
                                                                                      COMMENCEMENT OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN                                                          1 YEAR      5 YEARS 10 YEARS COMMENCEMENT
            Fidelity VIP
FGC           Growth & Income Portfolio
              (Service Class) (5/00; 12/96)(1),(2)                                 (9.67%)      9.01%      --%      9.01%
FMP           Mid Cap Portfolio
              (Service Class) (5/00; 12/98)(1),(2)                                 (4.23)         --       --      24.46
FOS           Overseas Portfolio
              (Service Class) (5/00; 1/87)(1),(2)                                 (21.98)       1.73     4.90       5.07

            FTVIPT
FRE           Franklin Real Estate Fund -
              Class 2 (5/00; 1/89)(1),(3)                                           6.91        4.99    10.45       9.24
FSV           Franklin Small Cap Value Securities Fund -
              Class 2 (5/00; 5/98)(1),(3)                                          12.76          --       --       2.30
              (previously FTVIPT Franklin Value Securities Fund - Class 2)
FIF           Templeton Foreign Securities Fund -
              Class 2 (5/99; 5/92)(1),(4),(10)                                    (16.75)       3.69       --       8.66
              (previously FTVIPT Templeton International Securities
                 Fund - Class 2)
FIS           Templeton International Smaller
              Companies Fund - Class 2 (5/00; 5/96)(1),(3)                         (3.51)      (0.30)      --       1.72

            Goldman Sachs VIT
FSE           CORE(SM) Small Cap
              Equity Fund (5/00; 2/98)(1),(5)                                       3.59          --       --       2.34
FUE           CORE(SM) U.S. Equity Fund (5/00; 2/98)(1),(5)                       (12.73)         --       --       2.37
FMC           Mid Cap Value Fund (5/00; 5/98)(1)                                   11.06          --       --       5.46

            Janus Aspen Series
FAG           Aggressive Growth Portfolio:
              Service Shares (5/00; 9/93)(1),(6)                                  (40.14)       5.85       --      11.23
FGT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(1),(7)                                  (37.88)         --       --     (36.86)
FIG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(1),(6)                                  (24.12)       8.90       --      12.63

            Lazard Retirement Series
FIP           International Equity Portfolio (5/00; 9/98)(1)                      (24.75)         --       --      (2.84)

            MFS(R)
FGW           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(1),(8)                                   (25.51)         --       --      (1.42)
FDS           New Discovery Series -
              Service Class (5/00; 5/98)(1),(8)                                    (6.11)         --       --      13.47

            Putnam Variable Trust
FPH           Putnam VT High Yield -
              Class IB Shares (5/99; 2/88)(1),(9)                                   2.72        0.60     6.28       6.53
FIN           Putnam VT International
              New Opportunities
              Fund - Class IB Shares (5/00; 1/97)(1),(9)                          (29.32)         --       --      (0.48)
FNO           Putnam VT New Opportunities
              Fund - Class IA Shares (11/96; 5/94)(1)                             (30.62)       5.14       --      10.61
FVS           Putnam VT Vista Fund -
              Class IB Shares (5/00; 1/97)(1),(9)                                 (34.10)         --       --       6.52

                                                                                          PERFORMANCE SINCE
                                                                                     COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN                                                          1 YEAR      5 YEARS 10 YEARS COMMENCEMENT
            Royce Capital Fund
FMI           Micro-Cap Portfolio (5/00; 12/96)(1)                                 28.54%         --%      --%     26.90%

            Third Avenue
FVA           Value Portfolio (5/00; 9/99)(1)                                      12.66          --       --      24.10

            Wanger
FIC           International Small Cap (5/00; 5/95)(1)                             (21.87)         --       --     (28.46)
FSP           U.S. Smaller Companies (5/00; 5/95)(1)                               10.38          --       --       9.91
              (previously Wanger U.S. Small Cap)

                                                                                          PERFORMANCE SINCE
                                                                                       COMMENCEMENT OF THE FUND
                                                                                                                   SINCE
SUBACCOUNT  INVESTING IN                                                          1 YEAR      5 YEARS 10 YEARS COMMENCEMENT
            Royce Capital Fund
FMI           Micro-Cap Portfolio (5/00; 12/96)(1)                                 28.54%      18.88%      --%     18.88%

            Third Avenue
FVA           Value Portfolio (5/00; 9/99)(1)                                      12.66          --       --      26.13

            Wanger
FIC           International Small Cap (5/00; 5/95)(1)                             (21.87)       7.12       --      14.52
FSP           U.S. Smaller Companies (5/00; 5/95)(1)                               10.38       11.43       --      17.20
              (previously Wanger U.S. Small Cap)


 (1)  (Commencement date of the subaccount; Commencement date of the fund.)
 (2) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class; which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
 (3) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
 (4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
 (5)  CORE(SM) is a servicemark of Goldman, Sachs & Co.
 (6) The returns shown for Service Shares for periods prior to their inception (December 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sectors.
 (7) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
 (8) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
 (9) Performance information for Class IB shares for the period prior to April 6, 1998 for Putnam VT Growth and Income Fund and April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
 (10) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

THE FIXED ACCOUNT

You can allocate premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts").


The fixed account is the general investment account of IDS Life. It includes all assets owned by IDS Life other than those in the variable account and other separate accounts. Subject to applicable law, IDS Life has sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, IDS Life guarantees that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4.0%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on the continued claims-paying ability of IDS Life. IDS Life bears the full investment risk for amounts allocated to the fixed account. IDS Life is not obligated to credit interest at any rate higher than 4.0%, although we may do so at our sole discretion. Rates higher than 4.0% may change from time to time, at the discretion of IDS Life, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing IDS Life policies, product design, competition and IDS Life revenues and expenses.


We will not credit interest in excess of 4.0% on any portion of policy value in the fixed account against which you have a policy loan outstanding.


Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account.

FIXED ACCOUNT VALUE

The value in the fixed account on the policy date (when the policy is issued) equals the portion of your initial net premium that you have allocated to the fixed account, plus interest accrued before the policy date, minus the portion of the monthly deduction for the first policy month that you have allocated to the fixed account.

On any later date, the value in the fixed account equals:
-  the value on the previous monthly date; plus
-  net premiums allocated to the fixed account since the last monthly date; plus
- any transfers to the fixed account from the subaccounts, including loan transfers, since the last monthly date; plus
-  any policy value credit allocated to the fixed account; plus
-  accrued interest on all of the above; minus
- any transfers from the fixed account to the subaccounts, including loan repayment transfers, since the last monthly date; minus
- any partial surrenders or partial surrender fees allocated to the fixed account since the last monthly date; minus
- interest on any transfers or partial surrenders, from the date of the transfer or surrender to the date of calculation; minus
- any portion of the monthly deduction for the coming month that is allocated to the fixed account if the date of calculation is a monthly date.

SUBACCOUNT VALUES

The value in each subaccount changes daily, depending on the investment performance of the fund in which that subaccount invests and on other factors detailed below. There is no guaranteed minimum subaccount value. You, as owner, bear the entire investment risk.

CALCULATION OF SUBACCOUNT VALUE: The value in each subaccount on the policy date equals:
-  the portion of your initial net premium allocated to that subaccount; plus
-  interest accrued before the policy date, minus
- the portion of the monthly deduction for the first policy month that you have allocated to that subaccount.

The value of each subaccount on each subsequent valuation date equals:
- the value of the subaccount on the preceding valuation date, multiplied by the net investment factor for the current valuation period (explained below); plus
- net premiums received and allocated to the subaccount during the current valuation period; plus
- any transfers to the subaccount (from the fixed account or other subaccounts, including loan repayment transfers) during the period; plus
-  any policy value credit allocated to the subaccounts; minus
- any transfers from the subaccount including loan transfers during the current valuation period; minus
- any partial surrenders and partial surrender fees allocated to the subaccount during the period; minus
- any portion of the monthly deduction allocated to the subaccount during the period.

The net investment factor measures the investment performance of a subaccount from one valuation period to the next. Because performance may fluctuate, the value of a subaccount may increase or decrease from day to day.

ACCUMULATION UNITS: The policy value allocated to each subaccount is converted into accumulation units. Each time you direct a premium payment or transfer policy value into one of the subaccounts, a certain number of accumulation units are credited to your policy for that subaccount. Conversely, each time you take a partial surrender or transfer value out of a subaccount, a certain number of accumulation units are subtracted.

Accumulation units are the true measure of investment value in each subaccount. For subaccounts investing in the funds, they're related to, but not the same as, the net asset value of the corresponding fund. The dollar value of each accumulation unit can rise or fall daily, depending on the investment performance of the underlying fund and on certain charges. Here's how unit values are calculated:

NUMBER OF UNITS: To calculate the number of units for a particular subaccount, we divide your investment (net premium or transfer amount) by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current value for each subaccount equals the last value times the current net investment factor.

NET INVESTMENT FACTOR: Determined at the end of each valuation period, this factor equals: (a DIVIDED BY b) - c, where:

(a) equals:
-  net asset value per share of the fund; plus
- per-share amount of any dividend or capital gain distribution made by the relevant fund to the subaccount; plus
- any credit or minus any charge for reserves to cover any tax liability resulting from the investment operations of the subaccount.

(b) equals:
- net asset value per share of the fund at the end of the preceding valuation period; plus
- any credit or minus any charge for reserves to cover any tax liability in the preceding valuation period.

(c) is a percentage factor representing the mortality and expense risk charge, as described in "Loads, Fees and Charges," above.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:
- additional purchase payments allocated to the subaccounts; o transfers into or out of the subaccount(s);
-  partial surrenders and partial surrender fees; o surrender charges; and/or
-  monthly deductions.

Accumulation unit values will fluctuate due to:
-  changes in underlying funds(s) net asset value;
-  dividends distributed to the subaccount(s);
-  capital gains or losses of underlying funds;
-  fund operating expenses; and/or
-  mortality and expense risk charges.

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the last surviving insured dies.

If that death is prior to the youngest insured's attained insurance age 100, the amount payable is based on the specified amount and death benefit option you have selected, as described below, less any indebtedness.

The proceeds payable upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100 will be the greater of:


- the policy value on the date of death of the last surviving insured minus any indebtedness on the date of death of the last surviving insured; or


- the policy value at the youngest insured's attained insurance age 100 minus any indebtedness on the date of the last surviving insured's death.

OPTION 1 (LEVEL AMOUNT): Under this option, the policy's value is part of the specified amount. The Option 1 death benefit is the greater of:
-  the specified amount on the date of the last surviving insured's death; or
- the applicable percentage of the policy value on the date of the last surviving insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death. (See table below.)

Youngest insured's attained insurance age in the table below refers to the youngest life insured or the age such person would have reached.

APPLICABLE PERCENTAGE TABLE

YOUNGEST INSURED'S         APPLICABLE PERCENTAGE               YOUNGEST INSURED'S             APPLICABLE PERCENTAGE
ATTAINED INSURANCE AGE        OF POLICY VALUE                ATTAINED INSURANCE AGE              OF POLICY VALUE
40 or younger                       250%                               61                              128%

41                                  243                                62                              126

42                                  236                                63                              124

43                                  229                                64                              122

44                                  222                                65                              120

45                                  215                                66                              119

46                                  209                                67                              118

47                                  203                                68                              117

48                                  197                                69                              116

49                                  191                                70                              115

50                                  185                                71                              113

51                                  178                                72                              111

52                                  171                                73                              109

53                                  164                                74                              107

54                                  157                             75-90                              105

55                                  150                                91                              104

56                                  146                                92                              103

57                                  142                                93                              102

58                                  138                                94                              101

59                                  134                            95-100                              100

60                                  130

The percentage is designed to ensure that the policy meets the provisions of Federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

OPTION 2 (VARIABLE AMOUNT): Under this option, the policy value is added to the specified amount. The Option 2 death benefit is the greater of:
-  the policy value plus the specified amount; or
- the applicable percentage of policy value on the date of the last surviving insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death. (See table above.)

EXAMPLES:                                          OPTION 1         OPTION 2
Specified amount                                 $1,000,000       $1,000,000

Policy value                                     $   50,000       $   50,000

Death benefit                                    $1,000,000       $1,050,000

Policy value increases to                        $   80,000       $   80,000

Death benefit                                    $1,000,000       $1,080,000

Policy value decreases to                        $   30,000       $   30,000

Death benefit                                    $1,000,000       $1,030,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because IDS Life's net amount at risk is generally lower; for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.

CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting death benefit would fall below the minimum amount shown in policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following cost:
- Monthly deduction because the cost of insurance benefits depends upon the specified amount.
-  Minimum monthly premium.
-  Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT

Subject to certain limitations, you may make a written request to decrease the specified amount at any time. Decreases in specified amount may have tax implications, discussed in the section "Modified Endowment Contracts" under "Federal Taxes."

DECREASES: Any decrease in specified amount will take effect on the monthly anniversary on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy. If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

A decrease in specified amount will affect your costs as follows:
- Your monthly deduction will decrease because the cost of insurance charge depends on the specified amount.
-  Charges for certain optional insurance benefits may decrease.
-  The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

INCREASES: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.

MISSTATEMENT OF AGE OR SEX

If an insured's age or sex has been misstated, the proceeds payable upon the last surviving insured's death will be:
-  the policy value on the date of death; plus
- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex (no sex requirement in Montana); minus
-  the amount of any outstanding indebtedness on the date of death.

SUICIDE

If either of the insureds dies by suicide while sane or insane within two years from the policy date, the only amount payable will be the premiums paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide. In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, IDS Life must prove that the insured intended to commit suicide at the time he or she applied for coverage.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving written notice to IDS Life, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you or your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. For most transfers, we will process your transfer request at the end of the valuation period during which your request is received. Currently, there is no charge for transfers. Before transferring policy value, you should consider the risks involved in changing investments.


This policy is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of any fund underlying the policy. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other policy owners who allocated premium payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this policy.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other policy owners we may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other policy owners. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

-  not accepting telephone or electronic transfer requests;
-  requiring a minimum time period between each transfer;
- not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one policy owner; or
-  limiting the dollar amount that a policy owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to policy owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgement of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners.


FIXED ACCOUNT TRANSFER POLICIES

- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.
- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.
- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.
- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:
- For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.
-  For automated transfers -- $50.

From the fixed account to a subaccount:


- For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.


-  For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:
-  None.

From the fixed account to a subaccount:
-  Entire fixed account balance minus any outstanding indebtedness.

MAXIMUM NUMBER OF TRANSFERS PER YEAR

Twelve automated transfers per policy year are allowed. In addition, you may make transfers by mail or by telephone, however, we reserve the right to limit transfers by mail or telephone to five per policy year. If, in alternative, we allow more than five transfers by mail or telephone, we reserve the right to assess a fee for each subsequent transfer made by mail or telephone. We guarantee that this fee will not exceed $25.00 per transfer for the duration of your policy.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number when you request a transfer, loan or partial surrender.

1 BY LETTER:

Regular mail:

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

Express mail:

IDS LIFE INSURANCE COMPANY
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY PHONE:

Call between 7 a.m. and 6 p.m. Central Time:
(800) 862-7919 (toll free)

TTY service for the hearing impaired:
(800) 258-8846 (toll free)

- We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use mail procedure as an alternative.
- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and tape recording calls. As long as these procedures are followed, neither IDS Life nor its affiliates will be liable for any loss resulting from fraudulent requests.
- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write to IDS Life and tell us.

AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your financial advisor can help you set up an automated transfer.


AUTOMATED TRANSFER POLICIES

- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.
- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.
- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.
- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

-  Minimum automated transfer: $50

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.
- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts.

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit value, caused by fluctuations in the market value(s) of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

HOW DOLLAR-COST AVERAGING WORKS


                                                                                                                   NUMBER
                                                                             AMOUNT         ACCUMULATION          OF UNITS
                                                             MONTH          INVESTED         UNIT VALUE           PURCHASED
By investing an equal number
of dollars each month                                         Jan              $100              $20                 5.00

                                                              Feb               100               16                 6.25

you automatically buy                                         Mar               100                9                11.11
more units when the per
unit market price is low                            ->        Apr               100                5                20.00

                                                              May               100                7                14.29

                                                              June              100               10                10.00

and fewer units                                               July              100               15                 6.67
when the per unit
market price is high.                               ->        Aug               100               20                 5.00

                                                              Sept              100               17                 5.88

                                                              Oct               100               12                 8.33


You have paid an average price of only $10.81 per unit over the ten months, while the average market price actually was $13.10.

Dollar-cost averaging does not guarantee that any variable subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.


Twelve automated transfers per policy year are allowed. We reserve the right to limit mail and telephone transfers to five per policy year. However, we also reserve the right to charge a fee for more than five transfers per year by phone or mail.

ASSET REBALANCING

Subject to availability, you can ask us in writing to have the variable subaccount portion of your policy value allocated according to the percentages (in whole percentage amounts) that you choose. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The policy value must be at least $2,000 at the time of the rebalance. Rebalancing is accomplished by transferring policy value between subaccounts.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.


POLICY LOANS


You may borrow against your policy by written or telephone request. (See chart under "Transfers Between the Fixed Account and Subaccounts" for address and phone numbers for your requests.) We will process your loan request at the end of the valuation period during which we receive your request. (Loans by telephone are limited to $50,000.) Loan payments will be mailed to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.


INTEREST RATE: The interest rate for policy loans is 6% per year. After the policy's tenth anniversary we expect to reduce the loan interest rate to 4% per year. Interest is charged daily and due at the end of the policy year.

MINIMUM LOAN: $500 or the remaining loan value, whichever is less.

MAXIMUM LOAN:
- In Texas, 100% of the policy value in the fixed account, minus a pro rata portion of surrender charges.
-  In all other states, 90% of the policy value minus surrender charges.

We will compute the maximum loan value as of the end of the valuation period during which we receive your loan request. The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

PAYMENT OF LOANED FUNDS: Generally, we will pay loans within seven days after we receive your request (with certain exceptions -- see "Deferral of payments," under "Payment of Policy Proceeds.")

ALLOCATION OF LOANS TO ACCOUNTS: If you do not specify whether the loan is to come from the fixed account or the subaccounts, it will be made from the subaccounts and the fixed account in proportion to their values, minus indebtedness. When a loan is made from a subaccount, accumulation units are redeemed and the proceeds transferred into the fixed account. We will credit the policy value loaned with 4% annual interest.

REPAYMENTS: We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.

OVERDUE INTEREST: If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from all of the accounts in proportion to their value, minus indebtedness.

EFFECTS OF POLICY LOANS: If you do not repay your loan, it will reduce the death benefit and policy value. Even if you do repay it, your loan can have a permanent effect on death benefits and policy values, because money borrowed against the subaccounts will not share in the investment results of the relevant fund(s).

A loan may terminate the DBG-85, the DBG-100 or the minimum initial premium period. The loan amount is deducted from total premiums paid, which may reduce the total below the level required to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.

A loan may impact the payment of the policy value credit.

TAXES: If your policy lapses or you surrender it with an outstanding indebtedness, and the amount of outstanding indebtedness plus the cash surrender value is more than the sum of premiums you paid, you generally will be liable for taxes on the excess. (See "Federal Taxes.")

POLICY SURRENDERS


You may surrender your policy in full or in part by written or telephone request. (See chart under "Transfers Between the Fixed Account and Subaccounts.") We will process your surrender request at the end of the valuation period during which your request is received. We may require that you return your policy. Surrender payments will be mailed to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.


We will normally process your payment within seven days; however, we reserve the right to defer payment. (See "Deferral of payments," under "Payment of Policy Proceeds.")

TOTAL SURRENDERS

If you totally surrender your policy, you receive its cash surrender value -- the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.") We will compute the value of each subaccount as of the end of the valuation period during which we receive your request.

PARTIAL SURRENDERS

After the first policy year, you may surrender any amount from $500 up to 90% of the policy's cash surrender value. (Partial surrenders by telephone are limited to $50,000.) You will be charged a partial surrender fee, described under "Loads, Fees and Charges."

ALLOCATION OF PARTIAL SURRENDERS

Unless you specify otherwise, IDS Life will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which your request is received. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and fee.
- A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.
- A partial surrender may terminate the DBG-85, the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.
-  A partial surrender may impact the payment of the policy value credit.
- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. IDS Life will not allow a partial surrender if it would reduce the death benefit below the required minimum. (See "Decreases" under "Proceeds Payable upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TAXES

Upon surrender, you will generally be liable for taxes on any excess of the cash surrender value plus outstanding indebtedness over the premium paid. (See "Federal Taxes.")

EXCHANGE RIGHT

For two years (18 months in Maryland) after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against the five-transfers-per-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.


There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classification(s) or issue age. Only the options available for allocating your policy value will be affected.

OPTIONAL INSURANCE BENEFITS

You may choose to add the following benefits to your policy at an additional cost, in the form of riders (if you meet certain requirements). More detailed information on these benefits is in your policy.

FOUR-YEAR TERM INSURANCE RIDER (FYT)

FYT provides four-year term insurance. An additional death benefit is paid if both insureds die during the first four years of the policy.

INDIVIDUAL TERM INSURANCE RIDER (ITR)

ITR provides a level, adjustable term death benefit on the life of each other insured covered.

POLICY SPLIT OPTION RIDER (PSO)

PSO permits a policy to be split into two individual permanent plans of life insurance then offered by IDS Life for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds, dissolution of a business or partnership owned or conducted by the insureds or certain changes in federal estate tax law. (See "Federal Taxes.")

SURVIVOR TERM INSURANCE RIDER (STR)

STR provides a level, term death benefit payable upon the death of the last surviving insured on the base policy.

PAYMENT OF POLICY PROCEEDS

Proceeds will be paid when:


-  you surrender the policy; or
-  the last surviving insured dies.

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a single sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year (8% in Arkansas, 11% in Florida) on single sum death proceeds, from the date of the insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).


PAYMENT OPTIONS: During an insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option, unless you say that he or she can't.) You decide how much of the proceeds will be placed under each option (minimum: $5,000). Any such amount will be transferred to IDS Life's general account. Unless we agree otherwise, payments under all options must be made to a natural person.


You may also make a written request to us to change a prior choice of payment option or, if we agree, to elect a payment option other than the three below.


If you elect a payment option for pre-death proceeds, payments under this option may be subject to federal income tax as ordinary income. If you elect Option A, the full pre-death proceeds will be taxed as a full surrender as described in "Taxation of Policy Proceeds" and may also be subject to an additional 10% penalty tax if the policy is a modified endowment. The interest paid under Option A will be ordinary income subject to income tax in the year earned. The interest payments will not be subject to the 10% penalty tax.


If you elect Option B or Option C for payment of pre-death proceeds, any indebtedness at the time of election will be taxed as a partial surrender as described in "Taxation of Policy Proceeds" and may also be subject to an additional 10% penalty tax if the policy is a modified endowment. We will use the remainder of the proceeds to make payments under the option elected. A portion of each payment will be taxed as ordinary income and a portion of each payment will be considered a return of the investment in the policy and will not be taxed. We describe an owner's investment in the policy in "Taxation of Policy Proceeds." All payments made after the investment in the policy is fully recovered will be subject to tax. Amounts paid under Option B or Option C that are subject to tax may also be subject to an additional 10% penalty tax. (See "Penalty tax" under "Federal Taxes.")


Death benefit proceeds applied to any payment option are not considered part of the beneficiary's income and thus are not subject to federal income tax. Payments of interest under Option A will be ordinary income subject to tax. Under Option B or Option C, a portion of each payment will be ordinary income subject to tax, and a portion of each payment will be considered a return of the beneficiary's investment in the policy. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment option. All payments made after the investment in the policy is fully recovered will be subject to tax.

OPTION A: Interest payments: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain, or you may place them under a different payment option approved by us.

OPTION B: Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                      PAYMENT PERIOD                MONTHLY PAYMENT PER $1,000
                          (YEARS)                      PLACED UNDER OPTION B
                            10                                $9.61

                            15                                 6.87

                            20                                 5.51

                            25                                 4.71

                            30                                 4.18

We will furnish monthly amounts for other payment periods at your request without charge.

OPTION C: LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for five, ten or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex (no sex requirement in Montana) and age of the payee on that date.

OPTION C TABLE

                                                     LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
                                      --------------------------------------------------------------------------------------
AGE           BEGINNING                     5 YEARS                       10 YEARS                           15 YEARS
PAYEE         IN YEAR                  MALE         FEMALE             MALE       FEMALE                 MALE        FEMALE
65            2005                   $ 5.28          $4.68            $5.16        $4.63                $4.96         $4.54
              2010                     5.19           4.61             5.08         4.57                 4.90          4.49
              2015                     5.11           4.55             5.01         4.51                 4.84          4.43
              2020                     5.03           4.49             4.94         4.45                 4.78          4.39
              2025                     4.95           4.43             4.87         4.40                 4.73          4.34
              2030                     4.88           4.38             4.81         4.35                 4.68          4.30

70            2005                     6.15           5.37             5.88         5.26                 5.49          5.07
              2010                     6.03           5.28             5.79         5.18                 5.42          5.00
              2015                     5.92           5.19             5.70         5.10                 5.36          4.94
              2020                     5.81           5.10             5.61         5.03                 5.30          4.88
              2025                     5.71           5.03             5.53         4.96                 5.24          4.83
              2030                     5.61           4.95             5.45         4.89                 5.18          4.77

75            2005                     7.30           6.36             6.74         6.09                 6.01          5.67
              2010                     7.14           6.23             6.63         5.99                 5.95          5.60
              2015                     6.99           6.10             6.52         5.89                 5.90          5.54
              2020                     6.84           5.99             6.42         5.79                 5.84          5.47
              2025                     6.71           5.88             6.32         5.71                 5.78          5.41
              2030                     6.58           5.78             6.23         5.62                 5.73          5.35

85            2005                    10.68           9.65             8.52         8.14                 6.73          6.64
              2010                    10.45           9.41             8.44         8.04                 6.72          6.62
              2015                    10.22           9.19             8.36         7.93                 6.70          6.59
              2020                    10.00           8.98             8.27         7.83                 6.68          6.57
              2025                     9.79           8.78             8.19         7.74                 6.67          6.54
              2030                     9.60           8.59             8.11         7.64                 6.65          6.52

The table above is based on the "1983 Individual Annuitant Mortality Table A" at 3.00% with 100% Projection Scale G. Settlement Rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates on request.

DEFERRAL OF PAYMENTS: We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payments derive from a premium payment made by a check that has not cleared the banking system (good payment has not been collected);
-  the NYSE is closed (other than customary weekend and holiday closings);
- in accordance with SEC rules, trading on the NYSE is restricted or, because of an emergency, it is not practical to dispose of securities held in the subaccount or determine the value of the subaccount's net assets.

We may delay the payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of surrender proceeds more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

FEDERAL TAXES


The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as IDS Life's tax status, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the Internal Revenue Service (IRS) currently interprets them; both the laws and their interpretation may change.


As with any financial product purchased, the decision as to who the owner and the beneficiary will be should be made by the client after consultation with his or her tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also the client's ownership rights to the policy.


The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. IDS Life reserves the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

IDS LIFE'S TAX STATUS

IDS Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of IDS Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in IDS Life tax status as we currently understand it.


TAXATION OF POLICY PROCEEDS

The death benefit is not considered part of the beneficiary's income and thus is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income. Part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment.


SOURCE OF PROCEEDS                                TAXABLE PORTION OF PRE-DEATH PROCEEDS
---------------------------------------------------------------------------------------------------------------------------------
Full surrender:                                   Amount received plus any indebtedness, minus your investment in the policy.*

Lapse:                                            Any outstanding indebtedness minus your investment in the policy.*

Partial surrenders (modified endowments):         Lesser of: The amount received or policy value minus your investment in the policy.*

Policy loans and assignments                      Lesser of: The amount of the loan/assignment or policy value minus your
  (modified endowments):                          investment in the policy.*

Partial surrenders                                Generally, if the amount received is greater than your investment in the
  (not modified endowments):                      policy,* the amount in excess of your investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits.

Policy loans and assignments
  (not modified endowments):                      None.**

Payment options:                                  If proceeds of the policy will be paid under one of the payment options, see the
                                                  "Payment option" section for tax information.
---------------------------------------------------------------------------------------------------------------------------------




 * The owner's investment is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus the taxable portion of any previous policy loans.
** See "Lapse" under "Source of proceeds" above for explanation of tax treatmet.

MODIFIED ENDOWMENT CONTRACTS

In 1988, Congress created a new class of life insurance policies called "Modified Endowment Contracts." The IRS taxes these policies differently from conventional life insurance contracts.

Your policy is a modified endowment contract if:

-  you apply for it or materially change it on or after June 21, 1988 and
- the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

Also, any life insurance policy you receive in exchange for a modified endowment is itself a modified endowment.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification on the insured. We recalculate these limits later if certain increases or reductions in benefits occur.


REDUCTIONS IN BENEFITS: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment with applicable tax implications even if you do not pay any further premiums.


DISTRIBUTIONS AFFECTED: Modified endowment rules apply to distributions in the year the policy becomes a modified endowment and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment, which are presumed to be taken in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENTS: The IRS treats all modified endowments issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year are treated as one policy in determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:

-  the distribution occurs after the owner attains age 59 1/2;


- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7) or


- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS


POLICY SPLIT OPTION RIDER: The Policy Split Option Rider permits a policy to be split into two individual permanent plans of insurance then offered by IDS Life for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031, 1035 or 1041 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.


INTEREST PAID ON POLICY LOANS: If the loan is used for personal purposes, such interest is not tax-deductible. Other rules apply if the loan is used for trade or business or investment purposes, or if the policy is owned by a business or a corporation.

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.


OTHER TAXES: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances.

TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant.


On July 6, 1983, the Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with legal counsel before purchasing the policy for any employment-related insurance or benefit program.

IDS LIFE

IDS Life is a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 AXP Financial Center, Minneapolis, MN 55474.

IDS Life conducts a conventional life insurance business in the District of Columbia and all states except New York. A wholly owned subsidiary of IDS Life, IDS Life Insurance Company of New York, conducts a substantially identical business in New York.

IDS Life has been in the variable annuity business since 1968 and has sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.

OWNERSHIP

IDS Life is a wholly owned subsidiary of American Express Financial Corporation
(AEFC). AEFC, a Delaware corporation, is a wholly-owned subsidiary of American Express Company.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.


Besides managing investments for all funds in the American Express(R) Funds, AEFC also manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life Insurance Company. Total assets under management as of the most recent fiscal year were more than $219 billion.


STATE REGULATION


IDS Life is subject to the laws of Minnesota governing insurance companies and to regulation by the Minnesota Department of Commerce. In addition, IDS Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. IDS Life files an annual statement in a prescribed form with Minnesota's Department of Commerce and in each state in which IDS Life does business. IDS Life's books and accounts are subject to review by the Minnesota Department of Commerce at all times and a full examination of its operations is conducted periodically.


DISTRIBUTION OF THE POLICY

IDS Life is the sole distributor of the policy. IDS Life is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (NASD). Representatives of IDS Life are licensed insurance and annuity agents and are registered with the NASD as representatives of IDS Life.

IDS Life pays its representatives a commission of up to 81% of the initial target premium (annualized), plus up to 3.1% of all premiums in excess of the target premium. Each year, IDS Life pays a service fee not greater than 0.13% of the policy value, net of indebtedness.

LEGAL PROCEEDINGS


A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which IDS Life and its affiliates do business. IDS Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. On December 13, 1996, an action entitled LESA BENACQUISTO AND DANIEL BENACQUISTO V. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION WAS COMMENCED IN MINNESOTA STATE COURT. A SECOND ACTION, ENTITLED ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT
V. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in the same court on March 21, 1997. On October 13, 1998, an action entitled RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was also commenced in Minnesota state court. These three class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, IDS Life does not consider any lawsuits in which it is named as a defendant to be material.

EXPERTS

Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of IDS Life Insurance Company at Dec. 31, 2001 and 2000, and for each of the three years in the period ended Dec. 31, 2001, and the individual financial statements of the segregated asset subaccounts of the IDS Life Variable Life Separate Account - American Express Succession Select(SM) Variable Life Insurance at Dec. 31, 2001, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

Actuarial matters included in the prospectus have been examined by Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development, as stated in his opinion filed as an exhibit to the Registration Statement.


MANAGEMENT OF IDS LIFE

DIRECTORS

GUMER C. ALVERO

Director and Executive Vice President - Annuities since March 2001.
Vice President - Variable Annuities, AEFC, since April 1998. Executive Assistant to President/CEO from April 1996 to April 1998.


TIMOTHY V. BECHTOLD

Director and President since March 2001. Executive Vice President - Risk Management Products from 1995 to 2001. Vice President - Risk Management Products, AEFC, since 1995.


BARRY J. MURPHY

Director and Executive Vice President, Client Service, since March 1994. Director and Senior Vice President, AEFC, since May 1994.

STEPHEN W. ROSZELL
Director since January 2002, Senior Vice President - Institutional Group, AEFC.

JOHN T. SWEENEY
Director and Executive Vice President - Finance since January 2002. Vice President - Lead Financial Officer Products, AEFC, since November 2000. Vice President and Controller - Brokerage, AEFC, from November 1996 to November 2000.


OFFICERS OTHER THAN DIRECTORS

PHILIP C. WENTZEL

Vice President and Controller since 1998. Vice President - Finance, Risk Management Products, AEFC since 1997.

DAVID L. YOWAN
Vice President and Treasurer since April 2001. Senior Vice President and Assistant Treasurer of American Express Company since January 1999. Senior Portfolio and Risk Management Officer for the North American Consumer Bank of Citigroup from August 1987 to January 1999.


TIMOTHY S. MEEHAN

Secretary since December 2000. Secretary of AEFC, American Express Financial Advisors Inc., IDS Life Series Fund, Inc. and AEFC since October 1995.


TERESA J. RASMUSSEN

Vice President and General Counsel since August 2000. Vice President and Assistant General Counsel, AEFC, since August 2000. Assistant Vice President, AEFC, from October 1995 to August 2000.

The address for all the directors and principal officers is: 70100 AXP Financial Center, Minneapolis, MN 55474.

The officers, employees and sales force of IDS Life are bonded, in the amount of $100 million, by virtue of a blanket fidelity bond issued to American Express Company by Saint Paul Fire and Marine, the lead underwriter.

OTHER INFORMATION

The variable account has filed a registration statement with the SEC. For further information concerning the policy, the variable account and IDS Life, please refer to the registration statement. You can find the registration statement on the SEC's Web site at (http://www.sec.gov).

SUBSTITUTION OF INVESTMENTS

We may change the funds from which the subaccounts buy shares if: the existing funds become unavailable; or in the judgment of IDS Life the funds are no longer suitable for the subaccounts. If these situations occur, we have the right to substitute the funds held in the subaccounts for other registered, open-end management investment companies as long as we believe it would be in the best interest of persons having voting rights under the policies.

In the event of any such substitution or change, IDS Life may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments. IDS Life will notify owners within five days of any substitution or change.

VOTING RIGHTS


As a policy owner with investments in any subaccount, you may vote on important fund matters. Each share of a fund has one vote. On some issues, -- for example, the election of directors -- all shares may vote together as one series. In those cases, all shares have cumulative voting rights. Cumulative voting means that shareholders are entitled to a number of votes equal to the number of shares they hold multiplied by the number of directors to be elected and they have the right to divide votes among candidates.


On an issue affecting only one fund -- for example, a fundamental investment restriction pertaining only to that fund -- its shares vote as a separate series. If shareholders of a particular fund vote approval of an agreement, the agreement becomes effective with respect to that fund, whether or not it is approved by shareholders of the other funds.

IDS Life is the owner of all fund shares and therefore holds all voting rights. However, IDS Life will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. IDS Life also will vote fund shares that are not otherwise attributable to owners in the same proportion as those shares in that subaccount for which we receive instructions.

We determine the number of fund shares in each subaccount for which you may give instructions by applying your percentage interest in the subaccount to the total number of votes attributable to the subaccount. We will determine that number as of a date we choose that is 60 days or less before the meeting of the fund. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.


Under certain conditions, IDS Life may disregard voting instructions that would change the goals of one or more of the funds or would result in approval or disapproval of an investment advisory contract. If IDS Life does disregard voting instructions, we will advise you of that action and the reasons for it in our next report to owners.


REPORTS

At least once a year IDS Life will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.


RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the policy. This information relates only to our general account and reflects our ability to make policy payouts and to pay death benefits and other distributions from the policy.

For detailed information on the agency rating given to IDS Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                        www.ambest.com
Fitch                                            www.fitchratings.com
Moody's                                          www.moodys.com/insurance

A.M. Best-- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps)-- Rates insurance companies for their claims-paying ability.

Moody's-- Rates insurance companies for their financial strength.

POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits may change with the investment experience of the subaccount. The tables show how these amounts might vary, for a male insurance age 55 and a female insurance age 55, both standard nonsmokers, if:
-  the annual rate of return of the fund is 0%, 6% or 12%.
-  the cost of insurance rates are current rates or guaranteed rates.

This type of illustration involves a number of detailed assumptions. (See chart, "Understanding the illustrations.") To the extent that your own circumstances differ from those assumed in the illustrations, your expected results would also differ.

Upon request, we will furnish you with comparable tables illustrating death benefits, policy values and cash surrender values based on the actual ages of the persons you propose to insure and on an initial specified amount and premium payment schedule. In addition, after you have purchased a policy, you may request illustrations based on policy values at the time of request.

UNDERSTANDING THE ILLUSTRATIONS

RATES OF RETURN: assumes uniform, gross, after-tax, annual rates of 0%, 6%, or 12% for the fund. Results would differ depending on allocations among the subaccounts, if returns averaged 0%, 6% and 12% for the funds as a whole, but differed across individual funds.

INSUREDS: assumes a male insurance age 55 and a female insurance age 55, in a standard risk classification. Results would be lower if one or both of the insureds were in a substandard risk classification or did not qualify for the non-smoker rate.

PREMIUMS: assumes a $15,000 premium to be paid in full at the beginning of each policy year. Results would differ if premiums were paid on a different schedule.

POLICY LOANS AND PARTIAL WITHDRAWALS: assumes that none have been made. (Since we assume indebtedness is zero, the cash surrender value in all cases equals the policy value minus the surrender charge.)

EFFECT OF EXPENSES AND CHARGES

The death benefit, policy value and cash surrender value reflect the following charges:

-  Premium expense charge: 5% of each premium payment.
- Cost of insurance charge and surrender charge for the sex, age and risk classification for each insured.
- Policy fee: $20 per month for 10 years; $0 per month (or $7.50 guaranteed maximum) per month for years 11 and on.
- Administrative charge: $.05 per month per $1,000 of initial specified amount for 10 years; $.00 (or $.07 guaranteed maximum) per month per $1,000 of initial specified amount per month for years 11 and on.
- Policy value credit: Policy value credit as described on (p. 55) for illustration labeled "current cost assumed."
- The expenses paid by the fund and charges made against the subaccounts as described below:

The net investment return of the subaccounts, shown in the tables, is lower than the gross, after-tax return of the fund because we deducted expenses paid by the fund and charges made against the subaccounts. These include:

- the daily investment management fee paid by the fund, assumed to be equivalent to an annual rate of 0.73% of the fund's average daily net assets; the assumed investment management fee is approximately equal to a simple average of the investment management fees based on assets of the subaccounts, of the funds available under the policy. The actual charges you incur will depend on how you choose to allocate policy value. See "Fund Expenses" in the "Loads, Fees and Charges" section of the prospectus for additional information;
- the 12b-1 fee, assumed to be equivalent to an annual rate of 0.09% of the fund's average daily net assets.
- the daily mortality and expense risk charge, equivalent to 0.9% of the daily net asset value of the subaccounts annually for the first ten policy years and 0.45% thereafter, we reserve the right to charge up to 0.9% for all policy years; and
- a nonadvisory expense charge, assumed to be equivalent to an annual rate of 0.15% of each fund's average daily net assets for direct expenses incurred by the fund. The actual charges you incur will depend on how you choose to allocate policy value. See "Fund Expenses" in the "Loads, Fees and Charges" section of this prospectus for additional information.

After deduction of the expenses and charges described above, the illustrated gross annual investment rates of return correspond to the following approximate net annual rates of return:

GROSS ANNUAL               NET ANNUAL RATE OF RETURN FOR     NET ANNUAL RATE OF RETURN FOR     NET ANNUAL RATE OF RETURN FOR
INVESTMENT RATE              "GUARANTEED COSTS ASSUMED"          "CURRENT COSTS ASSUMED"          "CURRENT COSTS ASSUMED"
OF RETURN                          ILLUSTRATION                 ILLUSTRATION, YEARS 1-10      ILLUSTRATION, YEARS 11 AND AFTER
   0%                             (1.87%)                                (1.87%)                                 (1.42%)

   6                               4.13                                   4.13                                    4.58

  12                              10.13                                  10.13                                   10.58

TAXES: Results shown in the tables reflect the fact that IDS Life does not currently charge the subaccounts for federal income tax. If we take such a charge in the future, the portfolios will have to earn more than they do now in order to produce the death benefits and policy values illustrated.

At any time, upon written request by you, we will provide a projection of future death benefits and policy values. The projection will be based on assumptions as to specified amount(s), type of coverage option and future premium payments as are necessary and specified by us and/or you.

ILLUSTRATION
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $1,000,000   MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER                           CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1               FEMALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER                         ANNUAL PREMIUM $15,000
------------------------------------------------------------------------------------------------------------------------------------
            PREMIUM
          ACCUMULATED          DEATH BENEFIT(1),(2)                   POLICY VALUE(1),(2)              CASH SURRENDER VALUE(1),(2)
END OF    WITH ANNUAL       ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST         ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%            0%         6%        12%              0%        6%         12%              0%        6%         12%
------------------------------------------------------------------------------------------------------------------------------------
   1    $  15,750       $1,000,000 $1,000,000 $ 1,000,000       $  13,113 $   13,940 $   14,767       $     0 $        0 $        0
   2       32,288        1,000,000  1,000,000   1,000,000          25,892     28,364     30,935         7,197      9,669      12,240
   3       49,652        1,000,000  1,000,000   1,000,000          38,325     43,273     48,629        19,630     24,578      29,934
   4       67,884        1,000,000  1,000,000   1,000,000          50,397     58,667     67,981        31,702     39,973      49,287
   5       87,029        1,000,000  1,000,000   1,000,000          62,091     74,543     89,139        43,396     55,848      70,444

   6      107,130        1,000,000  1,000,000   1,000,000          73,389     90,898    112,266        56,564     74,072      95,440
   7      128,237        1,000,000  1,000,000   1,000,000          84,268    107,722    137,535        69,312     92,766     122,579
   8      150,398        1,000,000  1,000,000   1,000,000          94,712    125,016    165,151        81,625    111,929     152,065
   9      173,668        1,000,000  1,000,000   1,000,000         104,684    142,760    195,323        93,467    131,543     184,106
  10      198,102        1,000,000  1,000,000   1,000,000         114,154    160,939    228,291       104,806    151,592     218,944

  11      223,757        1,000,000  1,000,000   1,000,000         124,519    181,210    266,326       117,041    173,732     258,849
  12      250,695        1,000,000  1,000,000   1,000,000         134,367    202,081    308,142       128,758    196,472     302,534
  13      278,979        1,000,000  1,000,000   1,000,000         143,672    223,564    354,158       139,933    219,825     350,419
  14      308,678        1,000,000  1,000,000   1,000,000         152,410    245,675    404,853       150,541    243,806     402,983
  15      339,862        1,000,000  1,000,000   1,000,000         160,545    268,423    460,764       160,545    268,423     460,764

  20      520,789        1,000,000  1,000,000   1,000,000         190,657    392,304    843,756       190,657    392,304     843,756
  25      751,702        1,000,000  1,000,000   1,561,058         191,998    531,883  1,486,722       191,998    531,883   1,486,722
  30    1,046,412        1,000,000  1,000,000   2,664,003         121,495    681,550  2,537,146       121,495    681,550   2,537,146
  35    1,422,545                0  1,000,000   4,455,019               0    860,099  4,242,876             0    860,099   4,242,876
  40    1,902,596                0  1,152,482   7,142,402               0  1,141,071  7,071,685             0  1,141,071   7,071,685
  45    2,515,277                0  1,520,216  11,878,253               0  1,520,216 11,878,253             0  1,520,216  11,878,253
------------------------------------------------------------------------------------------------------------------------------------

(1) Assumes no policy loans or partial withdrawals have been made.
(2) Assumes a $15,000 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATION
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $1,000,000     MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER                      GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                 FEMALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER                      ANNUAL PREMIUM $15,000
------------------------------------------------------------------------------------------------------------------------------------
          PREMIUM
        ACCUMULATED         DEATH BENEFIT(1),(2)                     POLICY VALUE(1),(2)              CASH SURRENDER VALUE(1),(2)
END OF  WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS             ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST        ANNUAL INVESTMENT RETURN OF             ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%           0%         6%          12%              0%         6%        12%             0%         6%        12%
------------------------------------------------------------------------------------------------------------------------------------
   1    $  15,750     $1,000,000  $1,000,000  $1,000,000       $  12,863  $  13,682  $   14,501     $      0   $       0  $        0
   2       32,288      1,000,000   1,000,000   1,000,000          25,370     27,808      30,347         6,675      9,113      11,652
   3       49,652      1,000,000   1,000,000   1,000,000          37,502     42,375      47,651        18,807     23,680      28,956
   4       67,884      1,000,000   1,000,000   1,000,000          49,243     57,375      66,538        30,549     38,681      47,843
   5       87,029      1,000,000   1,000,000   1,000,000          60,569     72,797      87,138        41,874     54,102      68,443

   6      107,130      1,000,000   1,000,000   1,000,000          71,448     88,620     109,592        54,623     71,795      92,767
   7      128,237      1,000,000   1,000,000   1,000,000          81,837    104,814     134,044        66,881     89,858     119,088
   8      150,398      1,000,000   1,000,000   1,000,000          91,678    121,329     160,644        78,592    108,243     147,557
   9      173,668      1,000,000   1,000,000   1,000,000         100,896    138,103     189,545        89,679    126,887     178,328
  10      198,102      1,000,000   1,000,000   1,000,000         109,407    155,063     220,920       100,060    145,716     211,573

  11      223,757      1,000,000   1,000,000   1,000,000         117,860    172,893     255,755       110,382    165,415     248,277
  12      250,695      1,000,000   1,000,000   1,000,000         125,401    190,773     293,571       119,793    185,165     287,962
  13      278,979      1,000,000   1,000,000   1,000,000         131,934    208,622     334,651       128,195    204,883     330,912
  14      308,678      1,000,000   1,000,000   1,000,000         137,334    226,337     379,321       135,465    224,467     377,451
  15      339,862      1,000,000   1,000,000   1,000,000         141,445    243,785     427,950       141,445    243,785     427,950

  20      520,789      1,000,000   1,000,000   1,000,000         132,001    318,379     748,724       132,001    318,379     748,724
  25      751,702      1,000,000   1,000,000   1,350,134          21,044    332,628   1,285,842        21,044    332,628   1,285,842
  30    1,046,412              0   1,000,000   2,243,160               0    160,921   2,136,343             0    160,921   2,136,343
  35    1,422,545              0           0   3,596,633               0          0   3,425,365             0          0   3,425,365
  40    1,902,596              0           0   5,510,507               0          0   5,455,947             0          0   5,455,947
  45    2,515,277              0           0   8,932,832               0          0   8,932,832             0          0   8,932,832
------------------------------------------------------------------------------------------------------------------------------------

(1) Assumes no policy loans or partial withdrawals have been made.
(2) Assumes a $15,000 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATION
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $1,000,000     MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER                        CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 2                 FEMALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER                      ANNUAL PREMIUM $15,000
------------------------------------------------------------------------------------------------------------------------------------
           PREMIUM
         ACCUMULATED        DEATH BENEFIT(1),(2)                    POLICY VALUE(1),(2)               CASH SURRENDER VALUE(1),(2)
END OF   WITH ANNUAL     ASSUMING HYPOTHETICAL GROSS             ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST       ANNUAL INVESTMENT RETURN OF             ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%         0%        6%          12%             0%         6%         12%             0%         6%         12%
------------------------------------------------------------------------------------------------------------------------------------
   1    $  15,750     $1,013,113  $1,013,939  $1,014,766      $  13,113  $  13,939  $   14,766     $       0  $       0  $        0
   2       32,288      1,025,888   1,028,359   1,030,930         25,888     28,359      30,930         7,193      9,664     12,236
   3       49,652      1,038,311   1,043,257   1,048,611         38,311     43,257      48,611        19,617     24,563      29,916
   4       67,884      1,050,364   1,058,628   1,067,936         50,364     58,628      67,936        31,669     39,934      49,241
   5       87,029      1,062,023   1,074,460   1,089,039         62,023     74,460      89,039        43,328     55,766      70,344

   6      107,130      1,073,267   1,090,742   1,112,069         73,267     90,742     112,069        56,441     73,917      95,244
   7      128,237      1,084,063   1,107,452   1,137,181         84,063    107,452     137,181        69,107     92,496     122,225
   8      150,398      1,094,390   1,124,575   1,164,551         94,390    124,575     164,551        81,303    111,489     151,464
   9      173,668      1,104,199   1,142,071   1,194,349        104,199    142,071     194,349        92,982    130,854     183,132
  10      198,102      1,113,450   1,159,902   1,226,765        113,450    159,902     226,765       104,102    150,555     217,418

  11      223,757      1,123,526   1,179,692   1,264,003        123,526    179,692     264,003       116,049    172,214     256,525
  12      250,695      1,133,003   1,199,916   1,304,694        133,003    199,916     304,694       127,394    194,307     299,086
  13      278,979      1,141,842   1,220,547   1,349,156        141,842    220,547     349,156       138,103    216,808     345,417
  14      308,678      1,150,004   1,241,554   1,397,736        150,004    241,554     397,736       148,134    239,684     395,866
  15      339,862      1,157,438   1,262,891   1,450,805        157,438    262,891     450,805       157,438    262,891     450,805

  20      520,789      1,181,552   1,372,401   1,799,092        181,552    372,401     799,092       181,552    372,401     799,092
  25      751,702      1,169,857   1,470,442   2,330,651        169,857    470,442   1,330,651       169,857    470,442   1,330,651
  30    1,046,412      1,075,341   1,497,718   3,101,316         75,341    497,718   2,101,316        75,341    497,718   2,101,316
  35    1,422,545              0   1,357,297   4,185,130              0    357,297   3,185,130             0    357,297   3,185,130
  40    1,902,596              0           0   5,725,231              0          0   4,725,231             0          0   4,725,231
  45    2,515,277              0           0   7,941,263              0          0   6,941,263             0          0   6,941,263
------------------------------------------------------------------------------------------------------------------------------------

(1) Assumes no policy loans or partial withdrawals have been made.
(2) Assumes a $15,000 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATION
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $1,000,000              MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER            GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 2                          FEMALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER             ANNUAL PREMIUM $15,000
------------------------------------------------------------------------------------------------------------------------------------
         PREMIUM
        ACCUMULATED         DEATH BENEFIT(1),(2)                     POLICY VALUE(1),(2)              CASH SURRENDER VALUE(1),(2)
END OF  WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS             ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST        ANNUAL INVESTMENT RETURN OF             ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%           0%         6%           12%             0%         6%         12%             0%         6%       12%
------------------------------------------------------------------------------------------------------------------------------------
   1    $   15,750   $1,012,863  $1,013,681  $1,014,500       $  12,863  $  13,681  $   14,500      $       0  $       0  $       0
   2        32,288    1,025,364   1,027,803   1,030,340          25,364     27,803      30,340          6,670      9,108      11,646
   3        49,652    1,037,485   1,042,355   1,047,629          37,485     42,355      47,629         18,790     23,660      28,934
   4        67,884    1,049,201   1,057,326   1,066,479          49,201     57,326      66,479         30,506     38,631      47,784
   5        87,029    1,060,484   1,072,692   1,087,010          60,484     72,692      87,010         41,789     53,997      68,316

   6       107,130    1,071,293   1,088,423   1,109,342          71,293     88,423     109,342         54,467     71,598      92,517
   7       128,237    1,081,576   1,104,469   1,133,592          81,576    104,469     133,592         66,620     89,513     118,636
   8       150,398    1,091,262   1,120,759   1,159,867          91,262    120,759     159,867         78,176    107,673     146,780
   9       173,668    1,100,259   1,137,198   1,188,262         100,259    137,198     188,262         89,042    125,981     177,045
  10       198,102    1,108,462   1,153,670   1,218,869         108,462    153,670     218,869         99,115    144,323     209,522

  11       223,757    1,116,498   1,170,808   1,252,562         116,498    170,808     252,562        109,020    163,330     245,084
  12       250,695    1,123,486   1,187,727   1,288,712         123,486    187,727     288,712        117,877    182,118     283,104
  13       278,979    1,129,300   1,204,268   1,327,416         129,300    204,268     327,416        125,561    200,529     323,677
  14       308,678    1,133,791   1,220,238   1,368,748         133,791    220,238     368,748        131,921    218,369     366,878
  15       339,862    1,136,765   1,235,390   1,412,743         136,765    235,390     412,743        136,765    235,390     412,743

  20       520,789    1,116,823   1,283,422   1,667,702         116,823    283,422     667,702        116,823    283,422     667,702
  25       751,702            0   1,219,149   1,940,340               0    219,149     940,340              0    219,149     940,340
  30     1,046,412            0           0   2,105,883               0          0   1,105,883              0          0   1,105,883
  35     1,422,545            0           0   1,878,786               0          0     878,786              0          0     878,786
  40     1,902,596            0           0           0               0          0           0              0          0           0
  45     2,515,277            0           0           0               0          0           0              0          0           0
------------------------------------------------------------------------------------------------------------------------------------

(1) Assumes no policy loans or partial withdrawals have been made.
(2) Assumes a $15,000 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR POLICY.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts.

ATTAINED INSURANCE AGE: Each insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.


CASH SURRENDER VALUE: Proceeds received if the policy is surrendered in full. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.


CLOSE OF BUSINESS: Closing time of the New York Stock Exchange, normally 3 p.m., Central time.

CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 85 (or 15 policy years, if later). This feature is in effect if you meet certain premium payment requirements (except in Massachusetts and Texas).

DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85) PREMIUM: The premium required to keep the DBG-85 in effect. The DBG-85 premium is shown in your policy. It depends on each insured's sex (no sex requirement in Montana), insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements (except in Massachusetts and Texas).

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) PREMIUM: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured's sex (no sex requirement in Montana), insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

FIXED ACCOUNT: The general investment account of IDS Life. The fixed account is made up of all of IDS Life's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that is allocated to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

IDS LIFE: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: Each insured's age based upon his or her last birthday on the date of the application.

INSUREDS: The persons whose lives are insured by the policy.

MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

OWNER: The entity(ies) to which, or individual(s) to whom, we issue the policy, or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the last surviving insured prior to the youngest insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured's death, minus any indebtedness.


- Upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100, proceeds will be the greater of:
   -- the policy value on the date of death of the last surviving insured minus any indebtedness on the date of death of the last surviving insured's death.
   -- the policy value at the youngest insured's attained insurance age 100 minus any indebtedness on the date of the last surviving insured death.


-  On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that IDS Life expects will have similar mortality experience.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured's attained insurance age 100. We show the initial specified amount in your policy.

SUBACCOUNT(S): One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first 15 years of the policy.

VALUATION DATE: A normal business day, Monday through Friday, on which the New York Stock Exchange is open. We set the value of each subaccount at the close of business on each valuation date.

VALUATION PERIOD: The interval commencing at the close of business on each valuation date and ending at the close of business on the next valuation date.

VARIABLE ACCOUNT: IDS Life Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - AMERICAN EXPRESS SUCCESSION SELECT(SM) VARIABLE LIFE INSURANCE


ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY


We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life Variable Life Separate Account - American Express Succession Select(SM) Variable Life Insurance (comprised of subaccounts U, FEI, Y, V, IL, X, W, FBC, FBD, FCR, FCM, FDE, FEM, FEX, FFI, FGB, FGR, FIE, FMF, FND, FIV, FSM, FSA, FCA, FCD, FGI, FIR, FVL, FSB, FEG, FSC, FGC, FMP, FOS, FRE, FSV, FIF, FIS, FSE, FUE, FMC, FAG, FGT, FIG, FIP, FGW, FDS, FPH, FIN, FNO, FVS, FMI, FVA, FIC and FSP) as of December 31, 2001, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life Variable Life Separate Account - American Express Succession Select(SM) Variable Life Insurance at December 31, 2001 and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


ERNST & YOUNG LLP





Minneapolis, Minnesota

March 22, 2002

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                     -----------------------------------------------------------------------------------------------
DECEMBER 31, 2001                            U           FEI           Y           V             IL             X            W
ASSETS

Investments in shares of
  mutual funds and portfolios:
                                     -----------------------------------------------------------------------------------------------
   at cost                           $ 1,253,232,516  $5,296,594  $17,752,278  $96,494,851  $ 330,925,161  $529,730,690  $68,109,585
                                     -----------------------------------------------------------------------------------------------
   at market value                   $   837,413,671  $5,405,063  $17,974,790  $93,653,083  $ 219,317,480  $469,362,926  $68,112,790
Dividends receivable                              --          --       72,766      446,615             --            --      109,157
Accounts receivable from IDS Life
  for contract purchase payments             192,853      15,796       37,323       39,521         25,666        45,196      212,465
Receivable from mutual funds,
  portfolios and the trust for
  share redemptions                               --          --           --           --             --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                             837,606,524   5,420,859   18,084,879   94,139,219    219,343,146   469,408,122   68,434,412
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee            640,095       4,038       13,761       72,229        168,035       359,559       51,602
   Transaction charge                             --          --           --           --             --            --           --
   Contract terminations                          --          --           --           --             --            --           --
Payable to mutual funds and
  portfolios for investments
  purchased                                       --          --           --           --             --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                            640,095       4,038       13,761       72,229        168,035       359,559       51,602
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable
  Life contracts in accumulation
  period                             $   836,966,429  $5,416,821  $18,071,118  $94,066,990  $ 219,175,111  $469,048,563  $68,382,810
====================================================================================================================================
Accumulation units outstanding           213,092,229   5,554,108    7,243,693   36,653,025    142,156,788   138,520,260   36,982,375
====================================================================================================================================
Net asset value per accumulation
  unit                               $          3.93  $     0.98  $      2.49  $      2.57  $        1.54  $       3.39  $      1.85
====================================================================================================================================

See accompanying notes to financial statements.

                                       56

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                    ------------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)              FBC           FBD          FCR         FCM            FDE           FEM          FEX
                                    ------------------------------------------------------------------------------------------------
ASSETS

Investments in shares of mutual
  funds and portfolios:
   at cost                           $    2,642,275  $13,494,143  $   653,490  $22,689,483  $  14,416,124  $    287,263  $ 7,396,243
                                    ------------------------------------------------------------------------------------------------
   at market value                   $    2,364,554  $13,421,736  $   623,160  $22,688,949  $  14,623,872  $    280,300  $ 7,082,123
Dividends receivable                             --       60,559           --       32,836             --            --       60,274
Accounts receivable from IDS Life
  for contract purchase payments              6,962           --        1,058      158,366         60,293           163       12,884
Receivable from mutual funds
  and portfolios for share
  redemptions                                    --           --           --           --             --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                              2,371,516   13,482,295      624,218   22,880,151     14,684,165       280,463    7,155,281
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee             1,758       9,940           458       16,638         10,558           206        5,112
   Transaction charge                            --          --            --           --             --            --          --
   Contract terminations                         --       4,406            --           --             --            --          --
Payable to mutual funds and
  portfolios for investments
  purchased                                      --          --            --           --             --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                             1,758       14,346          458       16,638         10,558           206        5,112
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable
  Life contracts in accumulation
  period                             $    2,369,758  $13,467,949  $   623,760  $22,863,513  $  14,673,607  $    280,257  $ 7,150,169
====================================================================================================================================
Accumulation units outstanding            3,208,105   11,757,707      904,089   21,573,484     14,694,932       369,932    7,416,277
====================================================================================================================================
Net asset value per accumulation
  unit                               $         0.74  $      1.15  $      0.69  $      1.06  $        1.00  $       0.76  $      0.96
====================================================================================================================================

See accompanying notes to financial statements.

                                       57

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                    ------------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)              FFI           FGB          FGR          FIE           FMF            FND          FIV
ASSETS

Investments in shares of mutual
  funds and portfolios:
   at cost                           $    4,812,610  $ 1,653,399  $12,719,109  $ 1,272,075  $   2,910,294  $ 83,079,203  $ 9,786,964
                                    ------------------------------------------------------------------------------------------------
   at market value                   $    4,794,720  $ 1,645,376  $ 9,665,698  $   992,654  $   2,736,094  $ 70,793,379  $ 9,377,885
Dividends receivable                         21,762       12,669           --           --             --            --           --
Accounts receivable from
  IDS Life for contract
  purchase payments                              --          298       34,051        1,358          3,604       206,073       39,884
Receivable from mutual
  funds and portfolios for
  share redemptions                              --           --           --           --             --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                              4,816,482    1,658,343    9,699,749      994,012      2,739,698    70,999,452    9,417,769
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee             3,573        1,213        7,201          740          2,040        52,422        6,712
   Transaction charge                            --           --           --           --             --            --           --
   Contract terminations                        270           --           --           --             --            --           --
Payable to mutual funds
  and portfolios for investments
  purchased                                      --           --           --           --             --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                             3,843        1,213        7,201          740          2,040        52,422        6,712
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
  Variable Life contracts in
  accumulation period                $    4,812,639  $ 1,657,130  $ 9,692,548  $   993,272  $   2,737,658  $ 70,947,030  $ 9,411,057
====================================================================================================================================
Accumulation units outstanding            4,256,663    1,540,868   18,389,620    1,636,061      3,220,759    82,787,454   11,971,050
====================================================================================================================================
Net asset value per
  accumulation unit                  $         1.13  $      1.08  $      0.53  $      0.61  $        0.85  $       0.86  $      0.79
====================================================================================================================================

See accompanying notes to financial statements.

                                       58

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                    ------------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)              FSM           FSA          FCA          FCD           FGI           FIR          FVL
ASSETS

Investments in shares of
  mutual funds and portfolios:
   at cost                           $    3,806,833  $ 8,147,880  $ 5,551,381  $ 3,931,772  $ 429,946,398  $  7,366,949  $28,662,783
                                    ------------------------------------------------------------------------------------------------
   at market value                   $    3,907,810  $ 5,716,195  $ 4,380,238  $ 3,832,740  $ 355,473,411  $  6,418,966  $32,735,082
Dividends receivable                             --           --           --           --             --            --           --
Accounts receivable from
  IDS Life for contract purchase
  payments                                   30,060       21,179        9,877           --        228,527        11,762      119,134
Receivable from mutual
  funds and portfolios for share
  redemptions                                    --           --        3,172        5,750        267,618         4,664       24,098
------------------------------------------------------------------------------------------------------------------------------------
Total assets                              3,937,870    5,737,374    4,393,287    3,838,490    355,969,556     6,435,392   32,878,314
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee             2,854        4,264        3,172        2,820        267,618         4,664       24,098
   Transaction charge                            --           --           --           --             --            --           --
   Contract terminations                         --           --           --        2,930             --            --           --
Payable to mutual funds and
  portfolios for investments
  purchased                                      --           --        9,877           --        228,527        11,762      119,134
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                             2,854        4,264       13,049        5,750        496,145        16,426      143,232
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
  Variable Life contracts
  in accumulation period             $    3,935,016  $ 5,733,110  $ 4,380,238  $ 3,832,740  $ 355,473,411  $  6,418,966  $32,735,082
====================================================================================================================================
Accumulation units outstanding            4,264,159    9,944,622    6,567,435    4,198,547    261,262,748    10,087,043   28,326,280
====================================================================================================================================
Net asset value
  per accumulation unit              $         0.92  $      0.58  $      0.67  $      0.91  $        1.36  $       0.64  $      1.16
====================================================================================================================================

See accompanying notes to financial statements.

                                       59


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                    ------------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)              FSB           FEG          FSC          FGC           FMP            FOS          FRE
ASSETS

Investments in shares of mutual
  funds and portfolios:
   at cost                           $    1,147,007  $ 1,602,022  $26,765,094  $ 14,778,77  $  25,633,018  $  5,101,250  $ 6,547,540
                                    ------------------------------------------------------------------------------------------------
   at market value                   $    1,066,464  $ 1,456,538  $18,574,837  $14,694,057  $  26,662,167  $  4,415,498  $ 6,801,142
Dividends receivable                             --           --           --           --             --            --           --
Accounts receivable from
  IDS Life for contract
  purchase payments                           2,060          255       26,895       34,597        125,611         4,927       20,636
Receivable from mutual funds
  and portfolios for share
  redemptions                                   779        1,080       13,820       10,510         19,475         3,192        4,916
------------------------------------------------------------------------------------------------------------------------------------
Total assets                              1,069,303    1,457,873   18,615,552   14,739,164     26,807,253     4,423,617    6,826,694
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee               779        1,080       13,820       10,510         19,475         3,192        4,916
   Transaction charge                            --           --           --           --             --            --           --
   Contract terminations                         --           --           --           --             --            --           --
Payable to mutual funds
  and portfolios for investments
  purchased                                   2,060          255       26,895       34,597        125,611         4,927       20,636
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                             2,839        1,335       40,715       45,107        145,086         8,119       25,552
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
  Variable Life contracts in
  accumulation period                $    1,066,464  $ 1,456,538  $18,574,837  $14,694,057  $  26,662,167  $  4,415,498  $ 6,801,142
====================================================================================================================================
Accumulation units outstanding            1,189,738    1,795,308   15,951,767   16,412,651     23,650,921     6,414,482    5,495,055
====================================================================================================================================
Net asset value
  per accumulation unit              $         0.90  $      0.81  $      1.16  $      0.90  $        1.13  $       0.69  $      1.24
====================================================================================================================================

See accompanying notes to financial statements.

                                       60

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                    ------------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)              FSV            FIF          FIS          FSE           FUE           FMC           FAG
ASSETS

Investments in shares of
  mutual funds and portfolios:
   at cost                           $    3,619,536  $15,486,720  $   634,014   $2,444,656  $   5,248,008  $ 11,959,287  $11,867,310
                                    ------------------------------------------------------------------------------------------------
   at market value                   $    3,846,753  $11,327,807  $   643,493   $2,588,085  $   4,931,550  $ 12,096,095  $ 7,786,649
Dividends receivable                             --           --           --           --             --            --           --
Accounts receivable from
  IDS Life for contract
  purchase payments                          10,718       14,372          881       28,879          7,162        57,010       20,455
Receivable from mutual funds
  and portfolios for share
  redemptions                                 2,790        8,379          465        1,848          3,606         8,749        5,722
------------------------------------------------------------------------------------------------------------------------------------
Total assets                              3,860,261   11,350,558      644,839    2,618,812      4,942,318    12,161,854    7,812,826
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee             2,790        8,379          465        1,848          3,606         8,749        5,722
   Transaction charge                            --           --           --           --             --            --           --
   Contract terminations                         --           --           --           --             --            --           --
Payable to mutual funds
  and portfolios for investments
  purchased                                  10,718       14,372          881       28,879          7,162        57,010       20,455
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                            13,508       22,751        1,346       30,727         10,768        65,759       26,177
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
  Variable Life contracts in
  accumulation period                $    3,846,753  $11,327,807  $   643,493   $2,588,085  $   4,931,550  $ 12,096,095  $ 7,786,649
====================================================================================================================================
Accumulation units outstanding            3,004,254   12,595,870      683,040    2,459,460      6,233,984     9,095,024   17,310,233
====================================================================================================================================
Net asset value
  per accumulation unit              $         1.28  $      0.90  $      0.94   $     1.05  $        0.79  $       1.33  $      0.45
====================================================================================================================================

See accompanying notes to financial statements.

                                       61

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                    ------------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)              FGT            FIG          FIP          FGW           FDS           FPH          FIN
ASSETS

Investments in shares of
  mutual funds and portfolios:
   at cost                           $    9,121,574  $18,184,916  $ 3,291,507  $12,669,120  $  12,013,385  $  4,983,371  $ 8,014,800
                                    ------------------------------------------------------------------------------------------------
   at market value                   $    5,793,976  $15,760,246  $ 3,010,665  $11,529,113  $  12,082,775  $  4,367,280  $ 6,137,754
Dividends receivable                             --           --           --           --             --            --           --
Accounts receivable from
  IDS Life for contract
  purchase payments                          12,916       45,904       12,731       36,608         65,998         3,390       11,647
Receivable from mutual funds
  and portfolios for share
  redemptions                                 4,290       11,566        2,140        8,331          8,751         3,290        4,535
------------------------------------------------------------------------------------------------------------------------------------
Total assets                              5,811,182   15,817,716    3,025,536   11,574,052     12,157,524     4,373,960    6,153,936
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee             4,290       11,566        2,140        8,331          8,751         3,290        4,535
   Transaction charge                            --           --           --           --             --            --           --
   Contract terminations                         --           --           --           --             --            --           --
Payable to mutual funds
  and portfolios for investments
  purchased                                  12,916       45,904       12,731       36,608         65,998         3,390       11,647
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                            17,206       57,470       14,871       44,939         74,749         6,680       16,182
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
  Variable Life contracts in
  accumulation period                $    5,793,976  $15,760,246  $ 3,010,665  $11,529,113  $  12,082,775  $  4,367,280  $ 6,137,754
====================================================================================================================================
Accumulation units outstanding           12,968,976   24,849,108    4,159,385   16,763,506     13,315,317     4,713,296   12,061,934
====================================================================================================================================
Net asset value
  per accumulation unit              $         0.45  $      0.63  $      0.72  $      0.69  $        0.91  $       0.93  $      0.51
====================================================================================================================================

See accompanying notes to financial statements.

                                       62

                                                               SEGREGATED ASSET SUBACCOUNTS
                                    -------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)              FNO           FVS          FMI          FVA           FIC           FSP
ASSETS

Investments in shares of
  mutual funds and portfolios:
   at cost                           $  456,919,381  $11,079,520  $13,048,712  $26,617,182  $   6,116,121  $  9,296,602
                                    -------------------------------------------------------------------------------------
   at market value                   $  287,829,930  $ 8,403,404  $14,350,890  $28,053,526  $   4,725,425  $  9,912,334
Dividends receivable                             --           --           --           --             --            --
Accounts receivable from
  IDS Life for contract
  purchase payments                         215,040       43,441       83,465      112,727         21,568        92,451
Receivable from mutual
  funds and portfolios
  for share redemptions                     216,285        6,197       10,309       20,265          3,446         7,041
-------------------------------------------------------------------------------------------------------------------------
Total assets                            288,261,255    8,453,042   14,444,664   28,186,518      4,750,439    10,011,826
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee           216,285        6,197       10,309       20,265          3,446         7,041
   Transaction charge                            --           --           --           --             --            --
   Contract terminations                         --           --           --           --             --            --
Payable to mutual funds
  and portfolios for investments
  purchased                                 215,040       43,441       83,465      112,727         21,568        92,451
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                           431,325       49,638       93,774      132,992         25,014        99,492
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
  Variable Life contracts in
  accumulation period                $  287,829,930  $ 8,403,404  $14,350,890  $28,053,526  $   4,725,425  $  9,912,334
=========================================================================================================================
Accumulation units outstanding          229,365,799   14,086,969    9,732,936   19,730,635      8,156,564     8,497,427
=========================================================================================================================
Net asset value
  per accumulation unit              $         1.25  $      0.60  $      1.47  $      1.42  $        0.58  $       1.17
=========================================================================================================================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                    ------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001               U            FEI           Y            V             IL             X            W
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                    $    1,252,533  $    48,797  $   816,298  $ 5,727,326  $   2,354,890  $  9,529,959   $ 2,386,596
Variable account expenses                8,342,236       38,464      144,797      844,866      2,274,135     4,513,320       577,267
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net          (7,089,703)      10,333      671,501    4,882,460         80,755     5,016,639     1,809,329
====================================================================================================================================

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales
  of investments in mutual funds
  and portfolios:
   Proceeds from sales                  52,408,036      285,705    1,960,699    8,667,677     24,304,187    36,352,865    19,151,411
   Cost of investments sold             73,902,133      279,308    1,923,564    8,936,280     34,976,469    40,796,038    19,150,984
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  sales of investments                 (21,494,097)       6,397       37,135     (268,603)   (10,672,282)   (4,443,173)          427
Distributions from capital gains       124,530,218        5,453           --           --             --       102,336            --
Net change in unrealized
  appreciation or depreciation
  of investments                      (499,021,511)      22,703       38,981    1,711,632    (81,853,458) (123,553,064)        2,918
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments        (395,985,390)      34,553       76,116    1,443,029    (92,525,740) (127,893,901)        3,345
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting from
  operations                        $ (403,075,093) $    44,886  $   747,617  $ 6,325,489  $ (92,444,985) $(122,877,262) $ 1,812,674
====================================================================================================================================

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                        --------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)    FBC        FBD          FCR           FCM          FDE           FEM          FEX
INVESTMENT INCOME

Dividend income from mutual
  funds and portfolios                    $  11,277  $   323,699  $     1,360  $   381,605  $      65,588  $         41  $  343,473
Variable account expenses                    14,255       46,497        2,954      110,321         41,829         1,774      28,803
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net              (2,978)     277,202       (1,594)     271,284         23,759        (1,733)    314,670
====================================================================================================================================

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                      122,300      688,473      154,598    9,477,103        113,980        30,159     117,241
   Cost of investments sold                 144,133      686,019      195,096    9,477,081        114,484        35,807     123,046
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  sales of investments                      (21,833)       2,454      (40,498)          22           (504)       (5,648)     (5,805)
Distributions from capital gains                 --           --           --           --             --            --          --
Net change in unrealized
  appreciation or depreciation
  of investments                           (213,703)     (80,226)     (12,212)        (642)       205,389         8,428    (260,957)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments             (235,536)     (77,772)     (52,710)        (620)       204,885         2,780    (266,762)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations                         $(238,514) $   199,430  $   (54,304) $   270,664  $     228,644  $      1,047  $   47,908
====================================================================================================================================

See accompanying notes to financial statements.

                                       64

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                         -------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)   FFI           FGB         FGR          FIE           FMF          FND           FIV
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                          $  75,320  $  35,246    $        --  $     9,034  $    42,291  $    124,124  $     43,621
Variable account expenses                    15,428      7,499         61,554        6,285       14,470       422,665        38,025
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net              59,892     27,747        (61,554)       2,749       27,821      (298,541)        5,596
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                      687,463     98,373        209,173      179,456      268,331       396,083       151,419
   Cost of investments sold                 683,157     97,400        299,858      241,712      296,446       494,981       167,584
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 4,306        973        (90,685)     (62,256)     (28,115)      (98,898)      (16,165)
Distributions from capital gains                 --         --             --           --           --            --            --
Net change in unrealized appreciation
  or depreciation of investments            (20,534)   (16,471)    (2,139,731)    (147,032)    (136,357)   (6,499,837)     (351,202)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              (16,228)   (15,498)    (2,230,416)    (209,288)    (164,472)   (6,598,735)     (367,367)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations               $  43,664  $  12,249    $(2,291,970) $  (206,539) $  (136,651)  $(6,897,276) $   (361,771)
====================================================================================================================================

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                         -------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)    FSM            FSA          FCA         FCD           FGI            FIR          FVL
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                          $      --  $     9,481  $        --  $       --   $     175,204  $     1,083  $   128,305
Variable account expenses                    16,478       36,874       24,701      21,168       3,377,015       28,944      160,154
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net             (16,478)     (27,393)     (24,701)    (21,168)     (3,201,811)     (27,861)     (31,849)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                       65,916      143,069       49,082      98,809      13,745,587       29,065       92,610
   Cost of investments sold                  69,353      213,497       63,535     108,340      16,678,691       31,474       81,438
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                (3,437)     (70,428)     (14,453)     (9,531)     (2,933,104)      (2,409)      11,172
Distributions from capital gains                 --           --      334,902          --              --      119,628           --
Net change in unrealized appreciation
  or depreciation of investments            113,812   (1,305,987)    (873,698)    (85,311)    (99,566,372)    (914,369)   2,643,243
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              110,375   (1,376,415)    (553,249)    (94,842)   (102,499,476)    (797,150)   2,654,415
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations        $  93,897  $(1,403,808) $  (577,950) $ (116,010)  $(105,701,287) $  (825,011) $ 2,622,566
====================================================================================================================================

See accompanying notes to financial statements.

                                       65

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                         -------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)    FSB            FEG           FSC          FGC           FMP          FOS          FRE
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                          $  39,709  $        --  $          --  $   19,020  $         --  $    58,534  $    73,646
Variable account expenses                     3,980        9,283        139,402      51,110       111,709       21,129       23,411
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net              35,729       (9,283)      (139,402)    (32,090)     (111,709)      37,405       50,235
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                       11,402       27,031        333,863      32,635       126,252       97,263       10,582
   Cost of investments sold                  16,126       32,800        534,796      37,707       134,786      117,106       10,430
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                (4,724)      (5,769)      (200,933)     (5,072)       (8,534)     (19,843)         152
Distributions from capital gains             19,347           --             --      64,456            --       93,526           --
Net change in unrealized appreciation
  or depreciation of investments            (71,023)     (92,360)    (2,186,992)    (55,494)      890,635     (609,567)     240,426
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              (56,400)     (98,129)    (2,387,925)      3,890       882,101     (535,884)     240,578
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations               $ (20,671) $  (107,412) $  (2,527,327) $  (28,200) $    770,392  $  (498,479) $   290,813
====================================================================================================================================

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                         -------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)      FSV           FIF            FIS         FSE          FUE          FMC          FAG
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                          $   3,817  $   259,643   $     6,787  $    6,922  $    21,813  $   103,885  $         --
Variable account expenses                    12,429       83,192         2,387      10,354       23,610       37,597        52,502
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net              (8,612)     176,451         4,400      (3,432)      (1,797)      66,288       (52,502)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                       30,869      331,345        36,417      24,740      205,897       19,263        89,244
   Cost of investments sold                  31,989      394,141        38,143      24,734      231,205       18,897       142,941
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales
  of investments                             (1,120)     (62,796)       (1,726)          6      (25,308)         366       (53,697)
Distributions from capital gains             22,083    2,042,062            --          --           --      536,576            --
Net change in unrealized appreciation
  or depreciation of investments            220,369   (3,718,196)       10,284     154,305     (221,732)     107,132    (2,638,902)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              241,332   (1,738,930)        8,558     154,311     (247,040)     644,074    (2,692,599)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations               $ 232,720  $(1,562,479)  $    12,958  $  150,879  $  (248,837) $   710,362  $ (2,745,101)
====================================================================================================================================

See accompanying notes to financial statements.

                                       66

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                         -------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)        FGT           FIG            FIP          FGW          FDS         FPH          FIN
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                          $    30,454  $     69,481   $        79  $      2,161  $      --  $ 420,800  $         --
Variable account expenses                      40,952        80,284        11,487        50,293     54,661     31,791        40,682
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               (10,498)      (10,803)      (11,408)      (48,132)   (54,661)   389,009       (40,682)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                        207,539        68,573        21,092        30,375     67,637    229,541        10,627
   Cost of investments sold                   330,819        94,333        23,436        39,430     78,567    266,835        14,439
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                (123,280)      (25,760)       (2,344)       (9,055)   (10,930)   (37,294)       (3,812)
Distributions from capital gains                   --            --         5,234        26,071    123,787         --            --
Net change in unrealized appreciation
  or depreciation of investments           (1,971,927)   (1,719,334)     (277,122)     (985,505)   158,445   (280,601)   (1,266,992)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments             (2,095,207)   (1,745,094)     (274,232)     (968,489)   271,302   (317,895)   (1,270,804)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations               $(2,105,705) $ (1,755,897)  $  (285,640) $ (1,016,621) $ 216,641  $  71,114  $ (1,311,486)
====================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               FNO           FVS            FMI           FVA          FIC          FSP
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                                 $         --    $         --   $        --  $     14,275  $        --  $     1,009
Variable account expenses                             2,749,346        50,523        44,746        90,499       24,490       34,509
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (2,749,346)      (50,523)      (44,746)      (76,224)     (24,490)     (33,500)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                               10,026,853       158,334        19,851       107,054       40,517       26,272
   Cost of investments sold                          16,069,672       231,468        19,030        99,724       54,621       29,028
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales
  of investments                                     (6,042,819)      (73,134)          821         7,330      (14,104)      (2,756)
Distributions from capital gains                     57,825,740       519,406       204,020        93,713      578,266           --
Net change in unrealized appreciation
  or depreciation of investments                   (169,289,316)   (2,233,239)    1,289,677     1,362,113   (1,125,768)     577,467
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (117,506,395)   (1,786,967)    1,494,518     1,463,156     (561,606)     574,711
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $ (120,255,741) $ (1,837,490)  $ 1,449,772  $  1,386,932  $  (586,096) $   541,211
====================================================================================================================================

See accompanying notes to financial statements.

                                       67

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                      ----------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000                U           FEI           Y            V            IL             X              W
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                      $ 347,499,412  $  24,529  $   794,532  $ 5,321,676  $  58,819,246  $  41,234,632  $ 3,278,053
Mortality and expense risk fee           14,485,013     22,518      128,499      752,857      3,116,827      6,414,426      506,778
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net         333,014,399      2,011      666,033    4,568,819     55,702,419     34,820,206    2,771,275
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                   56,955,980    273,760    7,096,121   11,011,769      5,680,827     40,682,113   33,654,439
   Cost of investments sold              31,468,446    275,677    7,384,493   11,836,905      4,872,118     29,169,951   33,654,174
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  investments                            25,487,534     (1,917)    (288,372)    (825,136)       808,709     11,512,162          265
Net change in unrealized appreciation
  or depreciation of investments       (777,492,931)    49,345    1,074,999      986,190   (156,344,577)  (150,311,571)        (475)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments         (752,005,397)    47,428      786,627      161,054   (155,535,868)  (138,799,409)        (210)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations           $(418,990,998) $  49,439  $ 1,452,660  $ 4,729,873  $ (99,833,449) $(103,979,203) $ 2,771,065
====================================================================================================================================

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                           -----------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)   FBC(1)     FBD(1)       FCR(1)        FCM(1)       FDE(1)         FEM(1)       FEX(1)
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                           $  1,795   $  7,596   $   10,968   $   46,937   $     1,683   $         --   $   19,503
Mortality and expense risk fee                1,876      1,056          234        7,038         1,286            274        1,694
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (81)     6,540       10,734       39,899           397           (274)      17,809
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                      159,213     23,281       31,754    1,293,244       298,653          8,268       58,827
   Cost of investments sold                 161,552     23,256       36,357    1,293,240       296,289          9,354       60,439
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  investments                                (2,339)        25       (4,603)           4         2,364         (1,086)      (1,612)
Net change in unrealized appreciation
  or depreciation of investments            (64,018)     7,819      (18,118)         108         2,359        (15,391)     (53,163)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              (66,357)     7,844      (22,721)         112         4,723        (16,477)     (54,775)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                $(66,438)  $ 14,384   $  (11,987)  $   40,011   $     5,120   $    (16,751)  $  (36,966)
===================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                           -----------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)   FFI(1)     FGB(1)       FGR(1)       FIE(1)         FMF(1)           FND         FIV(1)
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                           $  2,213  $   1,433  $        --   $   85,907   $     22,412   $  2,275,914  $     3,383
Mortality and expense risk fee                  350        513        9,443        1,247            834        169,645        1,789
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               1,863        920       (9,443)      84,660         21,578      2,106,269        1,594
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                       23,564     83,941       40,668        7,675         13,797        324,608       19,891
   Cost of investments sold                  23,329     84,407       46,277        9,213         14,102        321,917       20,682
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  investments                                   235       (466)      (5,609)      (1,538)          (305)         2,691         (791)
Net change in unrealized appreciation
  or depreciation of investments              2,644      8,448     (913,680)    (132,389)       (37,843)     5,918,989)     (57,877)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                2,879      7,982     (919,289)    (133,927)       (38,148)    (5,916,298)     (58,668)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                $  4,742  $   8,902  $  (928,732)  $  (49,267)  $    (16,570)  $ (3,810,029) $   (57,074)
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                           -----------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)    FSM(1)     FSA(1)      FCA(1)         FCD(1)         FGI         FIR(1)        FVL
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                           $  11,432  $   644,605  $   38,739   $       --  $  13,322,551  $       --   $   221,311
Mortality and expense risk fee                   933        5,569       3,302        1,919      4,015,010       2,014        61,660
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               10,499      639,036      35,437       (1,919)     9,307,541      (2,014)      159,651
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                        14,366       30,188      18,378        8,063      2,402,422      12,700       348,443
   Cost of investments sold                   15,317       30,414      20,210        8,381      1,825,867      13,463       351,096
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  investments                                   (951)        (226)     (1,832)        (318)       576,555        (763)       (2,653)
Net change in unrealized appreciation
  or depreciation of investments             (12,835)  (1,125,698)   (297,445)     (13,721)   (86,286,587)    (33,614)    1,521,164
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               (13,786)  (1,125,924)   (299,277)     (14,039)   (85,710,032)    (34,377)    1,518,511
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                $  (3,287) $  (486,888) $ (263,840)  $  (15,958) $ (76,402,491) $  (36,391)  $ 1,678,162
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)    FSB(1)       FEG(1)        FSC        FGC(1)         FMP(1)      FOS(1)        FRE(1)
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                            $   4,880  $      541  $  3,515,433  $        --    $  12,243  $       --  $         --
Mortality and expense risk fee                    199       1,553       104,712        2,702        7,053       2,086           529
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 4,681      (1,012)    3,410,721       (2,702)       5,190      (2,086)         (529)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                          6,356     128,666       210,333       16,982       51,981      31,960        13,503
   Cost of investments sold                     6,451     129,509       208,043       16,816       50,369      33,982        13,142
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  investments                                     (95)       (843)        2,290          166        1,612      (2,022)          361
Net change in unrealized appreciation
  or depreciation of investments               (9,520)    (53,124)   (7,007,504)     (29,222)     138,514     (76,185)       13,176
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (9,615)    (53,967)   (7,005,214)     (29,056)     140,126     (78,207)       13,537
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $  (4,934) $  (54,979) $ (3,594,493) $   (31,758)   $ 145,316  $  (80,293) $     13,008
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                          ------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)    FSV(1)        FIF        FIS(1)       FSE(1)        FUE(1)        FMC(1)       FAG(1)
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                             $      --  $  622,380  $      --  $    10,978    $    12,932  $   11,923  $     53,143
Mortality and expense risk fee                     138      56,511        146          758          2,406         694        11,153
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (138)    565,869       (146)      10,220         10,526      11,229        41,990
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                           8,767     465,642      7,893        4,776         12,841      11,418        91,251
   Cost of investments sold                      8,615     474,209      8,097        4,842         13,299      11,025       101,933
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  investments                                      152      (8,567)      (204)         (66)          (458)        393       (10,682)
Net change in unrealized appreciation
  or depreciation of investments                 6,848    (656,374)      (805)     (10,876)       (94,726)     29,676    (1,441,759)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   7,000    (664,941)    (1,009)     (10,942)       (95,184)     30,069    (1,452,441)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $   6,862  $  (99,072) $  (1,155) $      (722)   $   (84,658) $   41,298  $ (1,410,451)
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)        FGT(1)      FIG(1)     FIP(1)       FGW(1)        FDS(1)        FPH         FIN(1)
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                            $     23,195  $   50,889  $   3,319  $        --    $      --   $ 168,082   $        --
Mortality and expense risk fee                    11,071      11,826        627        3,951        4,504      16,885         7,696
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   12,124      39,063      2,692       (3,951)      (4,504)    151,197        (7,696)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                           111,697       2,921      6,932        3,040       15,133     523,339       133,693
   Cost of investments sold                      121,628       2,975      6,814        2,929       16,241     537,751       160,569
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  investments                                     (9,931)        (54)       118          111       (1,108)    (14,412)      (26,876)
Net change in unrealized appreciation
  or depreciation of investments              (1,355,671)   (705,336)    (3,720)    (154,502)     (89,055)   (353,695)     (610,054)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (1,365,602)   (705,390)    (3,602)    (154,391)     (90,163)   (368,107)     (636,930)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $ (1,353,478) $ (666,327) $    (910) $  (158,342)   $ (94,667)  $(216,910)  $  (644,626)
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)              FNO          FVS(1)       FMI(1)       FVA(1)         FIC(1)       FSP(1)
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                                  $   33,097,945  $       --  $     22,471  $       596  $          --  $       --
Mortality and expense risk fee                         3,946,788       7,332         2,145        1,610          3,423       1,991
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       29,151,157      (7,332)       20,326       (1,014)        (3,423)     (1,991)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                                 1,173,957      14,484       130,038      146,969         36,203      11,805
   Cost of investments sold                              830,987      14,167       124,263      140,488         38,777      11,976
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  investments                                            342,970         317         5,775        6,481         (2,574)       (171)
Net change in unrealized appreciation
  or depreciation of investments                    (166,014,933)   (442,877)       12,501       74,231       (264,928)     38,265
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (165,671,963)   (442,560)       18,276       80,712       (267,502)     38,094
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations                $ (136,520,806) $ (449,892) $     38,602  $    79,698  $    (270,925) $   36,103
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                      ----------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 1999              U          FEI(1)        Y           V            IL              X              W
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                      $          --  $     634  $   940,641  $ 6,162,508  $  7,448,000  $  18,134,661  $  2,146,451
Mortality and expense risk fee            9,348,608      2,388      150,069      766,679     2,559,090      5,574,388       416,151
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net          (9,348,608)    (1,754)     790,572    5,395,829     4,888,910     12,560,273     1,730,300
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                   39,993,663      6,434    3,213,588    6,580,661     4,607,322     18,745,240     8,922,156
   Cost of investments sold              30,235,968      6,490    3,314,366    6,850,009     3,679,413     14,868,592     8,922,130
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  investments                             9,757,695        (56)    (100,778)    (269,348)      927,909      3,876,648            26
Net change in unrealized appreciation
  or depreciation of investments        724,869,085     36,421   (1,155,624)  (5,531,675)   89,942,800    119,944,554           794
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments          734,626,780     36,365   (1,256,402)  (5,801,023)   90,870,709    123,821,202           820
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations           $ 725,278,172  $  34,611  $  (465,830) $  (405,194) $ 95,759,619  $ 136,381,475  $  1,731,120
====================================================================================================================================

(1) For the period June 17, 1999 (commencement of operations) to Dec. 31, 1999.

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                         -------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 1999
(CONTINUED)                                 FND(1)          FGI        FVL(2)        FIF(2)     FPH(2)         FNO          FSC(2)
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                         $    5,816  $  3,192,821   $      --   $       --  $       --  $   2,245,498  $     95,880
Mortality and expense risk fee                1,261     2,295,169       5,358        3,575       1,708      1,911,771         6,350
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               4,555       897,652      (5,358)      (3,575)     (1,708)       333,727        89,530
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                          244            --       5,084        2,348     171,245         14,996        20,532
   Cost of investments sold                     245            --       5,236        2,344     168,854          9,702        16,890
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
  investments                                    (1)           --        (152)           4       2,391          5,294         3,642
Net change in unrealized appreciation
  or depreciation of investments            133,002    82,169,165     (92,108)     215,657      18,205    139,915,127     1,004,239
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              133,001    82,169,165     (92,260)     215,661      20,596    139,920,421     1,007,881
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations              $  137,556  $ 83,066,817   $ (97,618)  $  212,086  $   18,888  $ 140,254,148  $  1,097,411
====================================================================================================================================

(1) For the period Nov. 1, 1999 (commencement of operations) to Dec. 31, 1999.
(2) For the period May 3, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                     -----------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001               U             FEI           Y            V           IL            X              W
OPERATIONS

Investment income (loss) -- net      $   (7,089,703) $    10,333  $   671,501  $ 4,882,460  $     80,755  $  5,016,639  $ 1,809,329
Net realized gain (loss) on sales of
  investments                           (21,494,097)       6,397       37,135     (268,603)   10,672,282)   (4,443,173)         427
Distributions from capital gains        124,530,218        5,453           --           --            --       102,336           --
Net change in unrealized
  appreciation or depreciation
  of investments                       (499,021,511)      22,703       38,981    1,711,632   (81,853,458) (123,553,064)       2,918
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                           (403,075,093)      44,886      747,617    6,325,489   (92,444,985) (122,877,262)   1,812,674
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments              125,669,182      908,744    3,057,507   11,570,273    41,530,379    61,862,093   40,646,761
Net transfers(1)                        (33,479,600)   1,212,682    3,005,337    1,549,651   (24,474,987)( (23,844,678)  19,821,813)
Transfers for policy loans               (4,772,104)     (21,278)     (70,713)    (422,424)     (822,398)   (2,060,664)    (437,042)
Policy charges                          (48,409,334)    (190,204)  (1,466,997)  (6,522,269)  (12,553,814)  (29,659,084)  (8,174,659)
Contract terminations:
   Surrender benefits                   (43,712,938)     (58,155)    (736,799)  (3,772,886)  (11,949,335)  (22,644,539)  (2,827,883)
   Death benefits                          (567,404)          --       (8,257)    (137,243)     (144,230)     (231,592)      (5,428)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                           (5,272,198)   1,851,789    3,780,078    2,265,102    (8,414,385)  (16,578,464)   9,379,936
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year       1,245,313,720    3,520,146   13,543,423   85,476,399   320,034,481   608,504,289   57,190,200
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year            $  836,966,429  $ 5,416,821  $18,071,118  $94,066,990  $219,175,111  $469,048,563  $68,382,810
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
  year                                  215,262,312    3,643,219    5,713,325   35,690,327   148,300,821  143,706,891    31,841,861
Contract purchase payments               29,608,487      937,471    1,248,917    4,634,471    24,317,212   17,655,889    22,231,893
Net transfers(1)                         (8,397,318)   1,261,373    1,239,290      921,055   (15,063,662)  (6,707,916)  (10,690,500)
Transfers for policy loans               (1,020,493)     (22,658)     (29,089)    (170,621)     (457,116)    (569,221)     (236,543)
Policy charges                          (11,646,215)    (199,373)    (620,609)  (2,831,239)   (7,482,567)  (8,838,033)   (4,524,740)
Contract terminations:
   Surrender benefits                   (10,568,123)     (65,924)    (304,769)  (1,538,485)   (7,358,973)  (6,640,774)   (1,637,701)
   Death benefits                          (146,421)          --       (3,372)     (52,483)      (98,927)     (86,576)       (1,895)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year        213,092,229    5,554,108    7,243,693   36,653,025   142,156,788  138,520,260    36,982,375
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                         -------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)         FBC           FBD         FCR            FCM           FDE         FEM         FEX
OPERATIONS

Investment income (loss) -- net          $    (2,978)  $    277,202  $  (1,594)  $    271,284  $     23,759  $  (1,733) $   314,670
Net realized gain (loss) on sales of
  investments                                (21,833)         2,454    (40,498)            22          (504)    (5,648)      (5,805)
Distributions from capital gains                  --             --         --             --            --         --           --
Net change in unrealized
  appreciation or depreciation
  of investments                            (213,703)       (80,226)   (12,212)          (642)      205,389      8,428     (260,957)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations          (238,514)       199,430    (54,304)       270,664       228,644      1,047       47,908
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                   886,467      2,668,681    258,872     16,733,521     1,760,295     80,158    1,177,972
Net transfers(1)                           1,023,440     10,468,190    356,275      3,681,202    12,751,705    110,062    5,374,555
Transfers for policy loans                    (4,719)        17,018        118        120,463       (22,278)    (1,877)     (11,942)
Policy charges                              (116,514)      (362,508)   (32,847)    (1,564,616)     (216,304)   (10,633)    (140,157)
Contract terminations:
   Surrender benefits                        (12,911)      (133,017)    (2,122)      (474,469)      (97,627)    (7,951)     (43,525)
   Death benefits                                 --             --         --             --            --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                             1,775,763     12,658,364    580,296     18,496,101    14,175,791    169,759    6,356,903
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              832,509        610,155     97,768      4,096,748       269,172    109,451      745,358
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $ 2,369,758   $ 13,467,949  $ 623,760   $ 22,863,513  $ 14,673,607  $ 280,257  $ 7,150,169
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
  year                                       932,662        568,365    114,993      3,973,776       272,852    141,154      804,192
Contract purchase payments                 1,148,603      2,355,138    367,000     15,901,546     1,805,810    111,158    1,228,254
Net transfers(1)                           1,304,048      9,255,906    472,686      3,519,286    12,965,865    146,395    5,588,192
Transfers for policy loans                    (6,348)        14,852       (319)       115,071       (22,980)    (2,622)     (12,345)
Policy charges                              (147,971)      (315,540)   (47,066)    (1,459,845)     (221,761)   (14,700)    (144,145)
Contract terminations:
   Surrender benefits                        (22,889)      (121,014)    (3,205)      (476,350)     (104,854)   (11,453)     (47,871)
   Death benefits                                 --             --         --             --            --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year           3,208,105     11,757,707    904,089     21,573,484    14,694,932    369,932    7,416,277
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                          ------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)          FFI          FGB           FGR        FIE          FMF           FND          FIV
OPERATIONS

Investment income (loss) -- net           $    59,892  $    27,747  $    (61,554) $   2,749  $    27,821  $   (298,541) $     5,596
Net realized gain (loss) on sales of
  investments                                   4,306          973       (90,685)   (62,256)     (28,115)      (98,898)     (16,165)
Distributions from capital gains                   --           --            --         --           --            --           --
Net change in unrealized
  appreciation or depreciation of
  investments                                 (20,534)      16,471)   (2,139,731)  (147,032)    (136,357)   (6,499,837)    (351,202)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations             43,664       12,249    (2,291,970)  (206,539)    (136,651)   (6,897,276)    (361,771)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                    890,807      330,262     4,342,085    463,028    1,038,634    21,335,131    2,164,888
Net transfers(1)                            3,998,845    1,159,771     3,823,656    333,288    1,487,932    27,620,907    6,968,654
Transfers for policy loans                     78,441        9,372       (49,913)    (3,923)      (6,583)     (211,478)      (2,157)
Policy charges                               (123,590)     (52,396)     (548,978)   (64,007)    (201,002)   (3,469,137)    (235,097)
Contract terminations:
   Surrender benefits                        (202,969)     (16,631)      (76,801)    (4,716)     (11,218)     (893,719)     (76,699)
   Death benefits                                  --           --            --         --           --       (24,182)          --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                              4,641,534    1,430,378     7,490,049    723,670    2,307,763    44,357,522    8,819,589
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               127,441      214,503     4,494,469    476,141      566,546    33,486,784      953,239
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $ 4,812,639  $ 1,657,130  $  9,692,548  $ 993,272  $ 2,737,658  $ 70,947,030  $ 9,411,057
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
  year                                        118,812      200,321     5,835,019    554,025      590,535    32,255,078    1,051,789
Contract purchase payments                    796,429      310,022     7,378,052    705,777    1,177,060    24,292,365    2,671,068
Net transfers(1)                            3,564,792    1,085,730     6,359,146    486,714    1,708,602    31,573,158    8,648,348
Transfers for policy loans                     68,966        8,601       (84,000)    (5,476)      (7,718)     (239,160)      (1,798)
Policy charges                               (109,904)     (34,637)     (932,887)   (96,714)    (233,197)   (3,843,786)    (295,087)
Contract terminations:
   Surrender benefits                        (182,432)     (29,169)     (165,710)    (8,265)     (14,523)   (1,227,987)    (103,270)
   Death benefits                                  --           --            --         --           --       (22,214)          --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year            4,256,663    1,540,868    18,389,620  1,636,061    3,220,759    82,787,454   11,971,050
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                        --------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)        FSM          FSA         FCA          FCD            FGI          FIR           FVL
OPERATIONS

Investment income (loss) -- net         $   (16,478) $   (27,393) $  (24,701) $   (21,168) $  (3,201,811) $   (27,861) $    (31,849)
Net realized gain (loss) on sales of
  investments                                (3,437)     (70,428)    (14,453)      (9,531)    (2,933,104)      (2,409)       11,172
Distributions from capital gains                 --           --     334,902           --             --      119,628            --
Net change in unrealized
  appreciation or depreciation of
  investments                               113,812   (1,305,987)   (873,698)     (85,311)   (99,566,372)    (914,369)    2,643,243
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations           93,897   (1,403,808)   (577,950)    (116,010)  (105,701,287)    (825,011)    2,622,566
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                1,054,730    2,665,080   1,824,650    1,080,947     77,753,841    1,505,030     5,035,494
Net transfers(1)                          2,427,206    2,457,345   1,852,475    1,988,150     (7,648,120)   4,888,535    15,843,989
Transfers for policy loans                   (1,257)     (32,894)    (14,980)      (9,026)    (1,368,069)     (11,654)     (104,394)
Policy charges                             (106,341)    (351,889)   (214,848)    (118,119)   (21,171,846)    (149,791)     (819,274)
Contract terminations:
   Surrender benefits                       (21,461)     (49,191)    (46,883)     (19,496)   (15,808,740)     (61,753)     (311,321)
   Death benefits                                --         (387)       (249)          --       (134,903)          --            --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                            3,352,877    4,688,064   3,400,165    2,922,456     31,622,163    6,170,367    19,644,494
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year             488,242    2,448,854   1,558,023    1,026,294    429,552,535    1,073,610    10,468,022
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $ 3,935,016  $ 5,733,110  $4,380,238  $ 3,832,740  $ 355,473,411  $ 6,418,966  $ 32,735,082
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
  year                                      490,112     2,824,448  1,776,427    1,024,134    241,424,864    1,184,141    10,127,452
Contract purchase payments                1,184,811     4,226,117  2,625,264    1,193,102     53,020,512    2,193,343     4,676,098
Net transfers(1)                          2,735,475     3,607,190  2,569,643    2,143,200     (6,089,918)   7,039,682    14,685,706
Transfers for policy loans                   (1,512)      (58,485)   (20,922)      (9,487)      (916,315)     (17,781)      (97,009)
Policy charges                             (117,995)     (551,360)  (306,765)    (127,773)   (14,566,316)    (217,121)     (752,167)
Contract terminations:
   Surrender benefits                       (26,732)     (102,567)   (75,807)     (24,629)   (11,512,560)     (95,221)     (313,800)
   Death benefits                                --          (721)      (405)          --        (97,519)          --            --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year          4,264,159     9,944,622  6,567,435    4,198,547    261,262,748   10,087,043    28,326,280
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                  --------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
(CONTINUED)                             FSB           FEG           FSC           FGC            FMP           FOS          FRE
OPERATIONS

Investment income (loss) -- net    $   35,729    $    (9,283) $   (139,402)  $    (32,090)  $   (111,709)  $     37,405  $   50,235
Net realized gain (loss)
  on sales of investments              (4,724)        (5,769)     (200,933)        (5,072)        (8,534)       (19,843)        152
Distributions from capital
  gains                                19,347             --            --         64,456             --         93,526          --
Net change in unrealized
  appreciation or
  depreciation of investments         (71,023)       (92,360)   (2,186,992)       (55,494)       890,635       (609,567)    240,426
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                     (20,671)      (107,412)   (2,527,327)       (28,200)       770,392       (498,479)    290,813
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments            178,561        525,264     5,512,027      3,112,822      6,051,309      1,147,159   1,331,548
Net transfers(1)                      822,606        448,764     1,080,739     10,798,153     17,395,451      2,872,555   5,115,915
Transfers for policy loans               (193)        (5,277)      (54,010)       (37,999)       (62,449)         5,687     (15,021)
Policy charges                        (24,247)       (62,716)     (896,468)      (347,152)      (733,225)      (130,123)   (145,426)
Contract terminations:
   Surrender benefits                    (505)       (22,336)     (363,757)       (93,786)      (325,397)       (39,954)    (47,013)
   Death benefits                          --             --             2             --             --             --          --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions               976,222        883,699     5,278,533     13,432,038     22,325,689      3,855,324   6,240,003
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
  of year                             110,913        680,251    15,823,631      1,290,219      3,566,086      1,058,653     270,326
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year          $1,066,464    $ 1,456,538  $ 18,574,837   $ 14,694,057   $ 26,662,167   $  4,415,498  $6,801,142
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at
  beginning of year                   114,256        694,763    11,310,722      1,301,749      3,029,401      1,199,790     233,481
Contract purchase payments            197,146        667,584     4,926,566      3,506,577      5,604,627      1,555,019   1,123,509
Net transfers(1)                      906,039        549,392       911,031     12,164,327     16,056,885      3,924,125   4,312,862
Transfers for policy loans               (225)        (7,092)      (45,167)       (42,689)       (57,806)         8,275     (12,370)
Policy charges                        (25,318)       (79,279)     (766,510)      (402,719)      (670,873)      (211,784)   (121,050)
Contract terminations:
   Surrender benefits                  (2,160)       (30,060)     (384,875)      (114,594)      (311,313)       (60,943)    (41,377)
   Death benefits                          --             --            --             --             --             --          --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
  end of year                       1,189,738      1,795,308    15,951,767     16,412,651     23,650,921      6,414,482   5,495,055
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                  --------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
(CONTINUED)                            FSV           FIF            FIS           FSE            FUE           FMC           FAG
OPERATIONS

Investment income (loss)-- net      $    (8,612)  $    176,451   $   4,400   $     (3,432)  $     (1,797)  $     66,288  $  (52,502)
Net realized gain (loss) on sales
 of investments                          (1,120)       (62,796)     (1,726)             6        (25,308)           366     (53,697)
Distributions from capital gains         22,083      2,042,062          --             --             --        536,576          --
Net change in unrealized
  appreciation or depreciation
  of investments                        220,369     (3,718,196)     10,284        154,305       (221,732)       107,132  (2,638,902)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                            232,720     (1,562,479)     12,958        150,879       (248,837)       710,362  (2,745,101)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments              569,755      2,572,929     151,470        655,902      1,226,054      2,152,879   3,636,498
Net transfers(1)                      3,096,275      2,302,950     426,979      1,523,872      3,053,969      9,150,524   3,030,827
Transfers for policy loans              (28,129)       (38,402)      2,266           (706)        (8,602)         4,895     (33,614)
Policy charges                          (72,560)      (454,687)    (16,853)       (72,534)      (150,419)      (217,365)   (470,748)
Contract terminations:
   Surrender benefits                   (43,564)      (204,020)     (1,953)       (17,414)       (46,506)       (97,853)    (93,994)
   Death benefits                            --             --          --             --             --             --          --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                        3,521,777      4,178,770     561,909      2,089,120      4,074,496     10,993,080   6,068,969
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year          92,256      8,711,516      68,626        348,086      1,105,891        392,653   4,462,781
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year           $ 3,846,753   $ 11,327,807   $ 643,493   $  2,588,085   $  4,931,550   $ 12,096,095 $ 7,786,649
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
  of year                                81,251      8,063,174      70,298        342,767      1,219,898        327,812   5,937,849
Contract purchase payments              475,499      2,714,664     166,395        666,975      1,530,116      1,722,481   7,073,842
Net transfers(1)                      2,568,198      2,559,582     464,228      1,541,676      3,741,449      7,291,486   5,488,616
Transfers for policy loans              (22,807)       (36,582)      2,627           (702)       (11,031)         4,955     (70,479)
Policy charges                          (60,534)      (450,482)    (16,869)       (72,187)      (185,557)      (172,247)   (888,193)
Contract terminations:
   Surrender benefits                   (37,353)      (254,486)     (3,639)       (19,069)       (60,891)       (79,463)   (231,402)
   Death benefits                            --             --          --             --             --             --          --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year      3,004,254     12,595,870     683,040      2,459,460      6,233,984      9,095,024  17,310,233
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                  -------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
(CONTINUED)                            FGT           FIG           FIP           FGW            FDS            FPH           FIN
OPERATIONS

Investment income (loss)-- net     $   (10,498)  $    (10,803)  $   (11,408)  $    (48,132)  $    (54,661)  $   389,009  $  (40,682)
Net realized gain (loss) on sales
  of investments                      (123,280)       (25,760)        2,344)        (9,055)       (10,930)      (37,294)     (3,812)
Distributions from capital gains            --             --         5,234         26,071        123,787            --          --
Net change in unrealized
  appreciation or depreciation of
  investments                       (1,971,927)    (1,719,334)     (277,122)      (985,505)       158,445      (280,601) (1,266,992)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                        (2,105,705)    (1,755,897)     (285,640)    (1,016,621)       216,641        71,114  (1,311,486)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments           2,536,255      4,364,965       578,101      2,781,376      2,997,082       836,537   2,798,761
Net transfers(1)                     1,916,159      9,158,545     2,520,884      8,188,452      6,915,600     1,174,318   1,854,797
Transfers for policy loans             (24,328)       (51,798)        6,010         (2,106)       (24,881)          990     (14,364)
Policy charges                        (315,276)      (536,904)      (57,004)      (330,806)      (357,577)     (207,408)   (326,891)
Contract terminations:
   Surrender benefits                  (90,030)      (201,395)      (27,352)       (99,597)       (97,971)      (31,390)    (77,163)
   Death benefits                           --             --            --             --             --            --      (2,728)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                       4,022,780     12,733,413     3,020,639     10,537,319      9,432,253     1,773,047   4,232,412
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year      3,876,901      4,782,730       275,666      2,008,415      2,433,881     2,523,119   3,216,828
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year          $ 5,793,976   $ 15,760,246   $ 3,010,665   $ 11,529,113   $ 12,082,775   $ 4,367,280 $ 6,137,754
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
  of year                            5,390,454      5,721,975       286,622      2,175,333      2,518,391     2,796,817   4,467,894
Contract purchase payments           5,077,086      6,590,352       758,423      3,896,557      3,463,153       907,181   5,108,520
Net transfers(1)                     3,387,534     13,733,647     3,218,970     11,308,702      7,892,126     1,267,717   3,267,247
Transfers for policy loans             (54,370)       (70,631)        8,482         (1,609)       (29,255)          865     (24,807)
Policy charges                        (594,369)      (791,024)      (73,707)      (455,201)      (407,724)     (212,718)   (585,031)
Contract terminations:
   Surrender benefits                 (237,359)      (335,211)      (39,405)      (160,276)      (121,374)      (46,566)   (166,578)
   Death benefits                           --             --            --             --             --            --      (5,311)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year    12,968,976     24,849,108     4,159,385     16,763,506     13,315,317     4,713,296  12,061,934
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)           FNO           FVS           FMI            FVA           FIC             FSP
OPERATIONS

Investment income (loss) -- net             $  (2,749,346)  $   (50,523) $    (44,746)  $    (76,224)  $    (24,490)  $    (33,500)
Net realized gain (loss) on
  sales of investments                         (6,042,819)      (73,134)          821          7,330        (14,104)        (2,756)
Distributions from capital gains               57,825,740       519,406       204,020         93,713        578,266             --
Net change in unrealized
  appreciation or depreciation
  of investments                             (169,289,316)   (2,233,239)    1,289,677      1,362,113     (1,125,768)       577,467
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                                 (120,255,741)   (1,837,490)    1,449,772      1,386,932       (586,096)       541,211
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                     74,138,723     3,685,759     2,331,902      4,615,329      1,433,063      1,891,301
Net transfers(1)                               (6,933,256)    3,488,285    10,090,450     21,974,741      2,636,427      6,850,038
Transfers for policy loans                       (896,264)      (40,053)      (28,008)       (12,197)       (12,271)       (10,121)
Policy charges                                (17,582,750)     (434,660)     (246,708)      (514,306)      (158,779)      (202,873)
Contract terminations:
   Surrender benefits                         (13,115,244)      (89,459)      (89,874)      (211,005)       (55,323)       (97,572)
   Death benefits                                 (30,810)           --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions                        35,580,399     6,609,872    12,057,762     25,852,562      3,843,117      8,430,773
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               372,505,272     3,631,022       843,356        814,032      1,468,404        940,350
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $ 287,829,930   $ 8,403,404  $ 14,350,890   $ 28,053,526   $  4,725,425   $  9,912,334
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
  of year                                     205,937,600     4,011,016       735,242        645,018      1,980,589        889,813
Contract purchase payments                     53,652,825     5,781,472     1,754,786      3,427,544      2,298,405      1,723,377
Net transfers(1)                               (6,726,326)    5,190,217     7,515,629     16,219,430      4,239,117      6,165,569
Transfers for policy loans                       (618,972)      (59,373)      (19,431)        (7,331)       (19,165)        (8,880)
Policy charges                                (12,643,365)     (671,376)     (183,233)      (390,834)      (224,417)      (181,091)
Contract terminations:
   Surrender benefits                         (10,171,494)     (164,987)      (70,057)      (163,192)      (117,965)       (91,361)
   Death benefits                                 (64,469)           --            --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              229,365,799    14,086,969     9,732,936     19,730,635      8,156,564      8,497,427
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                ---------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000           U             FEI            Y             V              IL            X              W
OPERATIONS

Investment income (loss) -- net $  333,014,399  $     2,011   $   666,033   $  4,568,819   $ 55,702,419  $ 34,820,206   $ 2,771,275
Net realized gain (loss) on
  investments                       25,487,534       (1,917)     (288,372)      (825,136)       808,709    11,512,162           265
Net change in unrealized
  appreciation or depreciation
  of investments                  (777,492,931)      49,345     1,074,999        986,190   (156,344,577) (150,311,571)         (475)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting
  from operations                 (418,990,998)      49,439     1,452,660      4,729,873    (99,833,449) (103,979,203)    2,771,065
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments         142,551,130      834,271     2,934,146     12,895,202     51,956,422    72,671,687    38,949,316
Net transfers(1)                    52,186,807    1,427,989    (6,381,777)    (7,039,945)    31,976,752    (3,176,411)  (37,524,685)
Transfers for policy loans         (24,554,955)     (26,130)     (128,655)      (394,956)    (4,136,345)   (8,425,859)       98,516
Policy charges                     (41,963,705)     (95,944)   (1,132,765)    (4,991,894)    (9,940,449)  (24,935,490)   (5,780,575)
Contract terminations:
   Surrender benefits             (102,251,190)     (14,432)     (712,713)    (4,355,035)   (21,634,665)  (43,969,410)   (4,308,054)
   Death benefits                   (3,753,082)          --       (38,865)      (356,059)      (788,496)   (1,833,315)     (136,587)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions             22,215,005    2,125,754    (5,460,629)    (4,242,687)    47,433,219    (9,668,798)   (8,702,069)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of
  year                           1,642,089,713    1,344,953    17,551,392     84,989,213    372,434,711   722,152,290    63,121,204
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year       $1,245,313,720  $ 3,520,146   $13,543,423   $ 85,476,399   $320,034,481  $608,504,289   $57,190,200
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
  of year                          211,900,458    1,384,653     8,219,277     37,532,704    129,850,236   145,546,914    36,916,076
Contract purchase payments          18,918,978      884,575     1,330,009      5,623,325     20,834,989    14,611,983    22,249,200
Net transfers(1)                     6,847,078    1,518,868    (2,926,911)    (3,064,783)    12,112,801      (612,950)  (13,458,135)
Transfers for policy loans          (3,199,365)     (27,990)      (57,664)      (171,718)    (1,670,342)   (1,682,213)   (8,015,598)
Policy charges                      (5,549,793)    (101,199)     (503,797)    (2,162,816)    (3,982,378)   (5,001,933)   (3,292,338)
Contract terminations:
   Surrender benefits              (13,323,969)     (15,688)     (332,510)    (1,965,515)    (8,673,455)   (8,949,062)   (2,525,116)
   Death benefits                     (331,075)          --       (15,079)      (100,870)      (171,030)     (205,848)      (32,228)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end
  of year                          215,262,312    3,643,219     5,713,325     35,690,327    148,300,821   143,706,891    31,841,861
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                ----------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
 (CONTINUED)                         FBC(1)        FBD(1)       FCR(1)         FCM(1)          FDE(1)       FEM(1)         FEX(1)
OPERATIONS

Investment income (loss)-- net  $         (81)  $     6,540   $    10,734   $     39,899   $        397  $       (274)   $  17,809
Net realized gain (loss)
  on investments                       (2,339)           25        (4,603)             4          2,364        (1,086)      (1,612)
Net change in unrealized
  appreciation or
  depreciation of investments         (64,018)        7,819       (18,118)           108          2,359       (15,391)     (53,163)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                     (66,438)       14,384       (11,987)        40,011          5,120       (16,751)     (36,966)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments            104,200       140,996        22,419      2,264,370         70,369        18,219      114,245
Net transfers(2)                      806,839       465,028        89,950      1,961,253        146,828       110,002      678,697
Transfers for policy loans                 --            --            --        (40,922)        50,111            --       (1,409)
Policy charges                        (11,755)      (10,235)       (2,521)      (127,957)        (3,256)       (1,703)      (9,209)
Contract terminations:
   Surrender benefits                    (337)          (18)          (93)            (7)            --          (316)          --
   Death benefits                          --            --            --             --             --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions               898,947       595,771       109,755      4,056,737        264,052       126,202      782,324
------------------------------------------------------------------------------------------------------------------------------------
Net assets at
  beginning of year                        --            --            --           --               --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year       $     832,509   $   610,155   $    97,768   $  4,096,748   $    269,172  $    109,451    $ 745,358
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at
  beginning of year                        --            --            --             --             --            --           --
Contract purchase payments            110,495       134,318        24,103      2,215,212         71,190        21,321      118,277
Net transfers(2)                      834,993       443,788        93,746      1,923,699        153,556       122,228      697,062
Transfers for policy loans                 --            --            --        (40,022)        51,472            --       (1,521)
Policy charges                        (12,448)       (9,634)       (2,764)      (125,107)        (3,366)       (2,006)      (9,626)
Contract terminations:
   Surrender benefits                    (378)        (107)           (92)            (6)            --          (389)          --
   Death benefits                          --            --            --             --             --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
  end of year                         932,662       568,365       114,993      3,973,776        272,852       141,154      804,192
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                ----------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
 (CONTINUED)                        FFI(1)         FGB(1)        FGR(1)         FIE(1)        FMF(1)          FND          FIV(1)
OPERATIONS

Investment income (loss)-- net  $       1,863   $       920   $    (9,443)  $     84,660   $     21,578  $  2,106,269   $     1,594
Net realized gain (loss)
  on investments                          235          (466)       (5,609)        (1,538)          (305)        2,691          (791)
Net change in unrealized
  appreciation or depreciation
  of investments                        2,644         8,448      (913,680)      (132,389)       (37,843)   (5,918,989)      (57,877)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting
  from operations                       4,742         8,902      (928,732)       (49,267)       (16,570)   (3,810,029)      (57,074)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments             23,744        46,076     1,263,017         86,773         84,538    10,607,630       196,723
Net transfers(2)                      103,751       189,877     4,277,184        457,372        517,128    25,788,226       832,137
Transfers for policy loans                 --       (27,478)      (10,762)        (3,394)        (1,779)     (253,720)           --
Policy charges                         (4,796)       (2,874)      (91,155)       (15,343)       (16,771)   (1,212,450)      (18,481)
Contract terminations:
   Surrender benefits                      --            --       (15,083)            --             --       (91,535)          (66)
   Death benefits                          --            --            --             --             --      (112,606)           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions               122,699       205,601     5,423,201        525,408        583,116    34,725,545     1,010,313
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
  of year                                  --            --            --             --             --     2,571,268            --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year       $     127,441   $   214,503   $ 4,494,469   $    476,141   $    566,546  $ 33,486,784   $   953,239
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
  of year                                  --            --            --             --             --     2,231,692            --
Contract purchase payments             22,744        45,005     1,410,239         96,308         84,366     9,223,111       204,670
Net transfers(2)                      100,649       185,233     4,557,897        478,092        525,208    22,264,142       866,646
Transfers for policy loans                 --       (27,115)      (11,571)        (3,715)        (1,804)     (221,198)           --
Policy charges                         (4,581)       (2,802)     (101,905)       (16,660)       (17,235)   (1,050,928)      (19,457)
Contract terminations:
   Surrender benefits                      --            --       (19,641)            --             --      (191,741)          (70)
   Death benefits                          --            --            --             --             --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
  end of year                         118,812       200,321     5,835,019        554,025        590,535    32,255,078     1,051,789
===================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                ----------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
 (CONTINUED)                        FSM(1)         FSA(1)        FCA(1)        FCD(1)          FGI          FIR(1)          FVL
OPERATIONS

Investment income (loss)-- net  $      10,499   $   639,036   $    35,437   $     (1,919)  $  9,307,541  $     (2,014)  $   159,651
Net realized gain (loss)
  on investments                         (951)         (226)       (1,832)          (318)       576,555          (763)       (2,653)
Net change in unrealized
  appreciation or depreciation
  of investments                      (12,835)   (1,125,698)     (297,445)       (13,721)   (86,286,587)      (33,614)    1,521,164
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations                      (3,287)     (486,888)     (263,840)       (15,958)   (76,402,491)      (36,391)    1,678,162
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments            109,102       644,853       429,614        236,263     89,412,868       234,757     2,610,913
Net transfers(2)                      388,108     2,351,941     1,425,170        822,246     71,447,690       886,154     3,422,828
Transfers for policy loans                (25)         (788)       (3,663)        (1,816)    (4,993,657)        2,229       (46,021)
Policy charges                         (5,604)      (50,986)      (28,974)       (13,759)   (15,504,088)      (13,139)     (290,867)
Contract terminations:
   Surrender benefits                     (52)       (9,278)         (284)          (682)   (23,606,538)           --       (43,160)
   Death benefits                          --            --            --             --       (684,385)           --            --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions               491,529     2,935,742     1,821,863      1,042,252    116,071,890     1,110,001     5,653,693
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
  of year                                  --            --            --             --    389,883,136            --     3,136,167
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year       $     488,242   $ 2,448,854   $ 1,558,023   $  1,026,294   $429,552,535  $  1,073,610   $10,468,022
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at
  beginning of year                        --            --            --             --    185,561,217            --     3,552,663
Contract purchase payments            109,354       633,604       428,470        234,139     43,192,439       255,800     2,982,264
Net transfers(2)                      386,429     2,254,355     1,381,301        806,285     34,206,463       940,356     4,019,467
Transfers for policy loans                 47          (767)       (3,435)        (1,890)    (2,397,853)        2,273       (53,117)
Policy charges                         (5,669)      (51,689)      (29,613)       (13,705)    (7,416,566)      (14,288)     (317,570)
Contract terminations:
   Surrender benefits                     (49)      (11,055)         (296)          (695)   (11,572,143)           --       (56,255)
   Death benefits                          --            --            --             --       (148,693)           --            --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
  end of year                         490,112     2,824,448     1,776,427      1,024,134    241,424,864     1,184,141    10,127,452
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                ----------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
 (CONTINUED)                         FSB(1)         FEG(1)         FSC          FGC(1)         FMP(1)        FOS(1)         FRE(1)
                                ----------------------------------------------------------------------------------------------------
OPERATIONS

Investment income (loss)-- net  $       4,681   $    (1,012)  $ 3,410,721   $     (2,702) $       5,190  $     (2,086)  $      (529)
Net realized gain (loss)
  on investments                          (95)         (843)        2,290            166          1,612        (2,022)          361
Net change in unrealized
  appreciation or depreciation
  of investments                       (9,520)      (53,124)   (7,007,504)       (29,222)       138,514       (76,185)       13,176
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting
  from operations                      (4,934)      (54,979)   (3,594,493)       (31,758)       145,316       (80,293)       13,008
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments             12,079       144,410     5,295,168        312,137        681,806       174,926        42,843
Net transfers(2)                      104,532       602,134    10,614,696      1,032,593      2,779,901       985,672       218,231
Transfers for policy loans                 --        (1,805)     (139,940)        (3,629)        10,755        (7,967)          --
Policy charges                           (764)       (9,498)     (526,266)       (19,073)       (48,518)      (13,685)       (3,756)
Contract terminations:
   Surrender benefits                      --           (11)      (50,167)           (51)        (3,174)           --            --
   Death benefits                          --            --            --             --             --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions               115,847       735,230    15,193,491      1,321,977      3,420,770     1,138,946       257,318
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
  of year                                  --            --     4,224,633             --             --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year       $     110,913   $   680,251   $15,823,631   $  1,290,219   $  3,566,086  $  1,058,653   $   270,326
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at
  beginning of year                        --            --     2,450,743             --             --            --            --
Contract purchase payments             12,046       137,831     3,237,293        306,896        603,048       186,000        38,624
Net transfers(2)                      102,968       567,880     6,067,064      1,017,404      2,462,748     1,037,361       198,268
Transfers for policy loans                 --        (1,644)      (85,347)        (3,690)         9,370        (8,778)           --
Policy charges                           (758)       (9,292)     (318,100)       (18,796)       (42,844)      (14,793)       (3,411)
Contract terminations:
   Surrender benefits                      --           (12)      (40,931)           (65)        (2,921)           --            --
   Death benefits                          --            --            --             --             --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end
  of year                             114,256       694,763    11,310,722      1,301,749      3,029,401     1,199,790       233,481
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                ----------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
 (CONTINUED)                        FSV(1)          FIF          FIS(1)        FSE(1)         FUE(1)        FMC(1)         FAG(1)
OPERATIONS

Investment income (loss) -- net $        (138)  $   565,869   $      (146)  $     10,220   $     10,526  $     11,229   $    41,990
Net realized gain (loss)
  on investments                          152        (8,567)         (204)           (66)          (458)          393       (10,682)
Net change in unrealized
  appreciation or depreciation
  of investments                        6,848      (656,374)         (805)       (10,876)       (94,726)       29,676    (1,441,759)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations                       6,862       (99,072)       (1,155)          (722)       (84,658)       41,298    (1,410,451)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments              7,718     2,687,015        33,837         47,299        338,801        48,033     1,283,945
Net transfers(2)                       78,776     3,849,292        37,301        308,114        871,469       308,060     4,727,380
Transfers for policy loans                 --       (59,752)           --           (914)        (3,385)           --       (43,688)
Policy charges                         (1,100)     (266,221)       (1,357)        (5,691)       (16,250)       (4,738)      (94,133)
Contract terminations:
   Surrender benefits                      --       (29,015)           --             --            (86)           --          (272)
   Death benefits                          --            --            --             --             --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions                85,394     6,181,319        69,781        348,808      1,190,549       351,355     5,873,232
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
   of year                                 --     2,629,269            --             --             --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year       $      92,256   $ 8,711,516   $    68,626   $    348,086   $  1,105,891  $    392,653   $ 4,462,781
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at
  beginning of year                        --     2,354,573            --             --             --            --            --
Contract purchase payments              7,655     2,491,291        34,285         46,679        351,861        43,992     1,362,241
Net transfers(2)                       74,618     3,547,993        37,408        302,704        888,546       288,158     4,729,084
Transfers for policy loans                 --       (55,483)           --           (950)        (3,390)           --       (50,148)
Policy charges                         (1,022)     (240,329)       (1,395)        (5,666)       (17,023)       (4,338)     (103,008)
Contract terminations:
   Surrender benefits                      --       (34,871)           --             --            (96)           --          (320)
   Death benefits                          --            --            --             --             --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end
  of year                              81,251     8,063,174        70,298        342,767      1,219,898       327,812     5,937,849
===================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                ---------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
 (CONTINUED)                        FGT(1)          FIG(1)        FIP(1)         FGW(1)         FDS(1)         FPH          FIN(1)
OPERATIONS

Investment income (loss) -- net  $     12,124   $    39,063   $     2,692   $     (3,951)  $     (4,504) $    151,197   $    (7,696)
Net realized gain (loss) on
  investments                          (9,931)          (54)          118            111         (1,108)      (14,412)      (26,876)
Net change in unrealized
  appreciation or depreciation
  of investments                   (1,355,671)     (705,336)       (3,720)      (154,502)       (89,055)     (353,695)     (610,054)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                       (1,353,478)     (666,327)         (910)      (158,342)       (94,667)     (216,910)     (644,626)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments          1,060,032     1,075,188        29,408        407,460        427,490       745,173     1,197,925
Net transfers(2)                    4,276,308     4,468,983       251,551      1,790,022      2,141,554     1,174,500     2,740,150
Transfers for policy loans            (19,180)      (18,478)           --         (2,634)       (11,105)      (23,280)      (12,394)
Policy charges                        (67,251)      (71,250)       (4,383)       (27,775)       (29,299)      (91,968)      (57,511)
Contract terminations:
   Surrender benefits                 (19,530)       (5,386)           --           (316)           (92)       (3,890)       (6,716)
   Death benefits                          --            --            --             --             --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions             5,230,379     5,449,057       276,576      2,166,757      2,528,548     1,800,535     3,861,454
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of
  year                                     --            --            --             --             --       939,494            --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year        $  3,876,901   $ 4,782,730   $   275,666   $  2,008,415   $  2,433,881  $  2,523,119   $ 3,216,828
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
  of year                                  --            --            --             --             --       944,282            --
Contract purchase payments          1,155,286     1,147,782        30,665        413,644        433,204       772,810     1,454,908
Net transfers(2)                    4,358,020     4,679,189       260,560      1,793,494      2,126,263     1,204,865     3,107,984
Transfers for policy loans            (21,981)      (20,692)           --         (3,106)       (10,916)      (24,735)      (14,066)
Policy charges                        (74,715)      (78,070)       (4,603)       (28,397)       (30,064)      (94,994)      (71,309)
Contract terminations:
   Surrender benefits                 (26,156)       (6,234)           --           (302)           (96)       (5,411)       (9,623)
   Death benefits                          --            --            --             --             --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of
  year                              5,390,454     5,721,975       286,622      2,175,333      2,518,391     2,796,817     4,467,894
===================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                ----------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
 (CONTINUED)                            FNO             FVS(1)           FMI(1)           FVA(1)           FIC(1)         FSP(1)
OPERATIONS

Investment income (loss) -- net    $  29,151,157    $      (7,332)   $      20,326    $      (1,014)   $      (3,423)   $   (1,991)
Net realized gain (loss) on
  investments                            342,970              317            5,775            6,481           (2,574)         (171)
Net change in unrealized
  appreciation or depreciation
  of investments                    (166,014,933)        (442,877)          12,501           74,231         (264,928)       38,265
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                        (136,520,806)        (449,892)          38,602           79,698         (270,925)       36,103
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments            82,453,217          915,177          112,567           91,404          363,459       192,123
Net transfers(2)                      94,530,584        3,237,698          704,522          653,502        1,398,021       731,728
Transfers for policy loans            (5,396,932)          (6,017)          (2,589)             236           (1,353)         (886)
Policy charges                       (13,610,203)         (63,802)          (9,746)          (9,216)         (20,763)      (18,644)
Contract terminations:
   Surrender benefits                (25,064,150)          (2,142)              --           (1,592)             (35)          (74)
   Death benefits                       (572,987)              --               --               --               --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions              132,339,529        4,080,914          804,754          734,334        1,739,329       904,247
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of
  year                               376,686,549               --               --               --               --            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year          $ 372,505,272    $   3,631,022    $     843,356    $     814,032    $   1,468,404    $  940,350
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
  of year                            152,538,827               --               --               --               --            --
Contract purchase payments            33,862,901          915,898          101,290           79,089          434,894       189,329
Net transfers(2)                      37,583,927        3,167,715          645,178          575,087        1,572,423       719,847
Transfers for policy loans            (2,185,599)          (5,859)          (2,381)             176           (1,561)         (855)
Policy charges                        (5,537,973)         (64,432)          (8,845)          (7,937)         (25,058)      (18,435)
Contract terminations:
   Surrender benefits                (10,250,136)          (2,306)              --           (1,397)            (109)          (73)
   Death benefits                        (74,347)              --               --               --               --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of
  year                               205,937,600        4,011,016          735,242          645,018        1,980,589       889,813
==================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                ---------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 1999        U            FEI(1)          Y              V             IL             X             W
OPERATIONS

Investment income (loss) -- net  $   (9,348,608)  $   (1,754)  $   790,572   $  5,395,829   $  4,888,910  $ 12,560,273  $ 1,730,300
Net realized gain (loss) on
  investments                         9,757,695          (56)     (100,778)      (269,348)       927,909     3,876,648           26
Net change in unrealized
  appreciation or depreciation
  of investments                    724,869,085       36,421    (1,155,624)    (5,531,675)    89,942,800   119,944,554          794
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                        725,278,172       34,611      (465,830)      (405,194)    95,759,619   136,381,475    1,731,120
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments          133,387,819      219,594     4,606,568     17,115,531     46,485,029    78,106,627   28,730,316
Net transfers(2)                     (1,507,552)   1,105,467     3,044,087     (4,934,698)    13,123,757     8,656,652    5,624,410
Transfers for policy loans          (10,320,087)      (1,603)       68,482       (369,444)    (2,095,542)   (6,060,644)    (214,529)
Policy charges                      (36,606,464)     (13,116)   (1,208,810)    (5,439,611)    (9,251,214)  (25,280,787)  (4,227,829)
Contract terminations:
   Surrender benefits               (54,718,453)          --    (1,057,962)    (3,511,478)   (13,568,948)  (29,024,745)  (3,173,237)
   Death benefits                    (3,766,920)          --       (26,640)      (260,076)      (642,725)   (2,288,733)     (87,071)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions              26,468,343    1,310,342     5,425,725      2,600,224     34,050,357    24,108,370   26,652,060
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of
  year                              890,343,198           --    12,591,497     82,794,183    242,624,735   561,662,445   34,738,024
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year        $1,642,089,713   $1,344,953   $17,551,392   $ 84,989,213   $372,434,711  $722,152,290  $63,121,204
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
  of year                           205,971,122           --     5,728,665     36,389,966    114,891,933   139,808,650   21,082,168
Contract purchase payments           28,418,504      232,022     2,132,600      7,566,628     20,399,076    18,261,509   17,114,443
Net transfers(2)                     (1,065,345)   1,168,177     1,392,491     (2,183,191)     5,576,311     2,005,592    3,296,070
Transfers for policy loans           (2,101,106)      (1,662)       31,635       (163,344)      (914,316)   (1,404,729)    (123,093)
Policy charges                       (7,772,005)     (13,884)     (561,464)    (2,406,056)    (4,064,907)   (5,909,528)  (2,516,618)
Contract terminations:
   Surrender benefits               (10,765,231)          --      (492,290)    (1,556,112)    (5,752,569)   (6,680,324)  (1,882,111)
   Death benefits                      (785,481)          --       (12,360)      (115,187)      (285,292)     (534,256)     (54,783)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of
  year                              211,900,458    1,384,653     8,219,277     37,532,704    129,850,236   145,546,914   36,916,076
===================================================================================================================================

(1) For the period June 17, 1999 (commencement of operations) to Dec. 31, 1999.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                ---------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 1999
 (CONTINUED)                         FND(1)          FGI           FVL(2)         FIF(2)        FPH(2)          FNO          FSC(2)
OPERATIONS

Investment income (loss) -- net   $     4,555   $     897,652   $    (5,358)  $     (3,575)  $   (1,708) $    333,727   $    89,530
Net realized gain (loss) on
  investments                              (1)             --          (152)             4        2,391         5,294         3,642
Net change in unrealized
  appreciation or depreciation
  of investments                      133,002      82,169,165       (92,108)       215,657       18,205   139,915,127     1,004,239
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                          137,556      83,066,817       (97,618)       212,086       18,888   140,254,148     1,097,411
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments            118,620      66,735,825       577,584        383,289      170,255    53,441,061       522,647
Net transfers(3)                    2,347,944     102,414,630     2,724,001      2,065,584      762,044    67,841,939     2,652,310
Transfers for policy loans            (21,099)     (1,732,626)       (8,531)        (6,529)      (1,541)   (1,595,377)       (6,585)
Policy charges                        (11,753)    (10,168,519)      (40,814)       (25,161)     (10,152)   (7,804,283)      (41,150)
Contract terminations:
   Surrender benefits                      --     (11,787,739)      (18,455)            --           --   (11,315,549)           --
   Death benefits                          --        (387,767)           --             --           --      (260,939)           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions             2,433,712     145,073,804     3,233,785      2,417,183      920,606   100,306,852     3,127,222
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of
  year                                     --     161,742,515            --             --           --   136,125,549            --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year         $ 2,571,268   $ 389,883,136   $ 3,136,167   $  2,629,269   $  939,494  $376,686,549   $ 4,224,633
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
  of year                                  --     102,425,500            --             --           --    92,520,119            --
Contract purchase payments            108,601      38,132,462       641,844        373,226      174,672    31,989,524       389,191
Net transfers(3)                    2,152,171      58,551,273     2,987,395      2,012,241      781,573    40,098,196     2,097,477
Transfers for policy loans            (18,420)       (976,717)       (9,499)        (6,412)      (1,549)     (929,699)       (4,861)
Policy charges                        (10,660)     (5,804,932)      (45,259)       (24,482)     (10,414)   (4,653,440)      (31,064)
Contract terminations:
   Surrender benefits                      --      (6,544,476)      (21,818)            --           --    (6,321,827)           --
   Death benefits                          --        (221,893)           --             --           --      (164,046)           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of
  year                              2,231,692     185,561,217     3,552,663      2,354,573      944,282   152,538,827     2,450,743
===================================================================================================================================

(1) For the period Nov. 1, 1999 (commencement of operations) to Dec. 31, 1999.
(2) For the period May 3, 1999 (commencement of operations) to Dec. 31, 1999.
(3) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - AMERICAN EXPRESS SUCCESSION SELECT(SM) LIFE INSURANCE


NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life Variable Life Separate Account (the Variable Account) was established under Minnesota law on Oct. 16, 1985 as a segregated asset account of IDS Life Insurance Company (IDS Life). The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Variable Account commenced on Jan. 20, 1986.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following portfolios or funds (the Funds), which are registered under the 1940 Act as open-end management investment companies and have the following investment managers.


SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                             INVESTMENT MANAGER
----------------------------------------------------------------------------------------------------------------------------------
U                    IDS Life Series Fund - Equity Portfolio                      IDS Life Insurance Company(1)
FEI                  IDS Life Series Fund - Equity Income Portfolio               IDS Life Insurance Company(1)
Y                    IDS Life Series Fund - Government Securities Portfolio       IDS Life Insurance Company(1)
V                    IDS Life Series Fund - Income Portfolio                      IDS Life Insurance Company(1)
IL                   IDS Life Series Fund - International Equity Portfolio        IDS Life Insurance Company(1)
X                    IDS Life Series Fund - Managed Portfolio                     IDS Life Insurance Company(1)
W                    IDS Life Series Fund - Money Market Portfolio                IDS Life Insurance Company(1)
FBC                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund         IDS Life Insurance Company(1)
FBD                  AXP(R) Variable Portfolio - Bond Fund                        IDS Life Insurance Company(1)
FCR                  AXP(R) Variable Portfolio - Capital Resource Fund            IDS Life Insurance Company(1)
FCM                  AXP(R) Variable Portfolio - Cash Management Fund             IDS Life Insurance Company(1)
FDE                  AXP(R) Variable Portfolio - Diversified Equity Income Fund   IDS Life Insurance Company(1)
FEM                  AXP(R) Variable Portfolio - Emerging Markets Fund            IDS Life Insurance Company(2)
FEX                  AXP(R) Variable Portfolio - Extra Income Fund                IDS Life Insurance Company(1)
FFI                  AXP(R) Variable Portfolio - Federal Income Fund              IDS Life Insurance Company(1)
FGB                  AXP(R) Variable Portfolio - Global Bond Fund                 IDS Life Insurance Company(1)
FGR                  AXP(R) Variable Portfolio - Growth Fund                      IDS Life Insurance Company(1)
FIE                  AXP(R) Variable Portfolio - International Fund               IDS Life Insurance Company(2)
FMF                  AXP(R) Variable Portfolio - Managed Fund                     IDS Life Insurance Company(1)
FND                  AXP(R) Variable Portfolio - New Dimensions Fund(R)           IDS Life Insurance Company(1)
FIV                  AXP(R) Variable Portfolio - S&P 500 Index Fund               IDS Life Insurance Company(1)
FSM                  AXP(R) Variable Portfolio - Small Cap Advantage Fund         IDS Life Insurance Company(3)
FSA                  AXP(R) Variable Portfolio - Strategy Aggressive Fund         IDS Life Insurance Company(1)
FCA                  AIM V.I. Capital Appreciation Fund, Series I                 A I M Advisors, Inc.
FCD                  AIM V.I. Capital Development Fund, Series I                  A I M Advisors, Inc.
FGI                  AIM V.I. Core Equity Fund, Series I                          A I M Advisors, Inc.
                        (previously AIM V.I. Growth and Income Fund, Series I)
FIR                  American Century(R) VP International                         American Century Investment Management, Inc.
FVL                  American Century(R) VP Value                                 American Century Investment Management, Inc.
FSB                  Calvert Variable Series, Inc. Social Balanced Portfolio      Calvert Asset Management Company, Inc.(4)
FEG                  Credit Suisse Trust - Emerging Growth Portfolio              Credit Suisse Asset Management, LLC
FSC                  Credit Suisse Trust - Small Cap Growth Portfolio             Credit Suisse Asset Management, LLC
                        (previously Credit Suisse Warburg Pincus Trust - Small
                        Company Growth Portfolio)
FGC                  Fidelity VIP Growth & Income Portfolio (Service Class)       Fidelity Management & Research Company (FMR)(5)
FMP                  Fidelity VIP Mid Cap Portfolio (Service Class)               Fidelity Management & Research Company (FMR)(5)
FOS                  Fidelity VIP Overseas Portfolio (Service Class)              Fidelity Management & Research Company (FMR)(6)
FRE                  FTVIPT Franklin Real Estate Fund - Class 2                   Franklin Advisers, Inc.
FSV                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2    Franklin Advisory Services, LLC
                        (previously FTVIPT Franklin Value Securities
                        Fund - Class 2)
FIF                  FTVIPT Templeton Foreign Securities Fund - Class 2(7)        Templeton Investment Counsel, LLC
                        (previously FTVIPT Templeton International Securities
                        Fund - Class 2)
FIS                  FTVIPT Templeton International Small Companies
                        Fund - Class 2(7)                                         Templeton Investment Counsel, LLC
FSE                  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund             Goldman Sachs Asset Management
FUE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                  Goldman Sachs Asset Management
FMC                  Goldman Sachs VIT Mid Cap Value Fund                         Goldman Sachs Asset Management
FAG                  Janus Aspen Series Aggressive Growth Portfolio: Service
                        Shares                                                    Janus Capital
FGT                  Janus Aspen Series Global Technology Portfolio: Service
                        Shares                                                    Janus Capital
FIG                  Janus Aspen Series International Growth Portfolio: Service
                        Shares                                                    Janus Capital
FIP                  Lazard Retirement Series International Equity Portfolio      Lazard Asset Management
FGW                  MFS(R) Investors Growth Stock Series - Service Class         MFS Investment Management(R)
FDS                  MFS(R) New Discovery Series - Service Class                  MFS Investment Management(R)

                                       91

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                             INVESTMENT MANAGER
----------------------------------------------------------------------------------------------------------------------------------
FPH                  Putnam VT High Yield Fund - Class IB Shares                  Putnam Investment Management, Inc.
FIN                  Putnam VT International New Opportunities Fund - Class IB
                        Shares                                                    Putnam Investment Management, Inc.
FNO                  Putnam VT New Opportunities Fund - Class IA Shares           Putnam Investment Management, Inc.
FVS                  Putnam VT Vista Fund - Class IB Shares                       Putnam Investment Management, Inc.
FMI                  Royce Micro-Cap Portfolio                                    Royce & Associates, LLC
FVA                  Third Avenue Value Portfolio                                 EQSF Advisers, Inc.
FIC                  Wanger International Small Cap                               Liberty Wanger Asset Management, L.P.
FSP                  Wanger U.S. Smaller Companies                                Liberty Wanger Asset Management, L.P.
                        (previously Wanger U.S. Small Cap)
----------------------------------------------------------------------------------------------------------------------------------


(1) American Express Financial Corporation (AEFC) is the investment adviser.

(2) AEFC is the investment adviser. American Express Asset Management International, Inc. is the sub-adviser.
(3) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-adviser.
(4) SSgA Funds Management, Inc. and Brown Capital Management are the investment sub-advisers.

(5) Fidelity Management & Research Company (FMR) U.K. and FMR Far East are the sub-investment advisers.

(6) FMR U.K., FMR Far East, Fidelity International Investment Advisors (FIIA) and FIIA U.K. are the sub-investment advisers.
(7) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Foreign Securities Fund - Class 2 as of April 30, 2002.


The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as the distributor of the American Express Succession Select(SM) Variable Life Insurance Policy.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Fund. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
IDS Life is taxed as a life insurance company. The Variable Account is treated as part of IDS Life for federal income tax PURPOSES. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account.

3. VARIABLE ACCOUNT EXPENSES

IDS Life makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

4. POLICY CHARGES


A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which IDS Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.


A policy fee is deducted each month to reimburse IDS Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies. Additional information can be found in the applicable product's prospectus.

IDS Life deducts a premium expense charge from each premium payment. It partially compensates IDS Life for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates IDS Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month IDS Life deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge an administrative charge or a death benefit guarantee charge. Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES

IDS Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $19,059,480 in 2001, $18,285,051 in 2000 and $19,812,217 in
1999. Such charges are not treated as a separate expense of the subaccounts or Variable Account. They are ultimately deducted from surrender benefits paid by IDS Life.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life in its capacity as investment manager for the IDS Life Series Funds and AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                              PERCENTAGE RANGE
-------------------------------------------------------------------------------------------------------
IDS Life Series Fund - Equity Portfolio                                           0.70%
IDS Life Series Fund - Equity Income Portfolio                                    0.70%
IDS Life Series Fund - Government Securities Portfolio                            0.70%
IDS Life Series Fund - Income Portfolio                                           0.70%
IDS Life Series Fund - International Equity Portfolio                             0.95%
IDS Life Series Fund - Managed Portfolio                                          0.70%
IDS Life Series Fund - Money Market Portfolio                                     0.50%
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                              0.560% to 0.470%
AXP(R) Variable Portfolio - Bond Fund                                             0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                                 0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                  0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                        0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund                                 1.170% to 1.095%
AXP(R) Variable Portfolio - Extra Income Fund                                     0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                                   0.610% to 0.535%
AXP(R) Variable Portfolio - Global Bond Fund                                      0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                           0.630% to 0.570%
AXP(R) Variable Portfolio - International Fund                                    0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                          0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                0.630% to 0.570%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                    0.290% to 0.260%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                              0.790% to 0.650%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                              0.650% to 0.575%
-------------------------------------------------------------------------------------------------------

IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for IDS Life Series Fund - International Equity Portfolio, AXP(R) Variable Portfolio - International Fund and AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                            PERCENTAGE RANGE
-------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund            0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                           0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund               0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund      0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund               0.100% to 0.050%
AXP(R) Variable Portfolio - Extra Income Fund                   0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                 0.050% to 0.025%
AXP(R) Variable Portfolio - Global Bond Fund                    0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                         0.050% to 0.030%
AXP(R) Variable Portfolio - International Fund                  0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                        0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)              0.050% to 0.030%
AXP(R) Variable Portfolio - S&P 500 Index Fund                  0.080% to 0.065%
AXP(R) Variable Portfolio - Small Cap Advantage Fund            0.060% to 0.035%
AXP(R) Variable Portfolio - Strategy Aggressive Fund            0.060% to 0.035%
-------------------------------------------------------------------------------------


The IDS Life Series Funds and AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


7. INVESTMENT IN SHARES

The subaccounts' investments in shares of the Funds as of Dec. 31, 2001 were as follows:


SUBACCOUNT           INVESTMENT                                                    SHARES                     NAV
-------------------------------------------------------------------------------------------------------------------------
U                    IDS Life Series Fund - Equity Portfolio                      48,352,496                 $17.32
FEI                  IDS Life Series Fund - Equity Income Portfolio                  553,857                   9.76
Y                    IDS Life Series Fund - Government Securities Portfolio        1,748,735                  10.28
V                    IDS Life Series Fund - Income Portfolio                       9,819,584                   9.54
IL                   IDS Life Series Fund - International Equity Portfolio        20,089,684                  10.92
X                    IDS Life Series Fund - Managed Portfolio                     31,541,603                  14.88
U                    IDS Life Series Fund - Equity Portfolio                      48,352,496                  17.32
FEI                  IDS Life Series Fund - Equity Income Portfolio                  553,857                   9.76
Y                    IDS Life Series Fund - Government Securities Portfolio        1,748,735                  10.28
V                    IDS Life Series Fund - Income Portfolio                       9,819,584                   9.54
IL                   IDS Life Series Fund - International Equity Portfolio        20,089,684                  10.92
X                    IDS Life Series Fund - Managed Portfolio                     31,541,603                  14.88
W                    IDS Life Series Fund - Money Market Portfolio                68,114,166                   1.00
FBC                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund            288,628                   8.19
FBD                  AXP(R) Variable Portfolio - Bond Fund                         1,282,273                  10.47
FCR                  AXP(R) Variable Portfolio - Capital Resource Fund                28,728                  21.69
FCM                  AXP(R) Variable Portfolio - Cash Management Fund             22,697,098                   1.00
FDE                  AXP(R) Variable Portfolio - Diversified Equity Income Fund    1,447,637                  10.10
FEM                  AXP(R) Variable Portfolio - Emerging Markets Fund                37,849                   7.41
FEX                  AXP(R) Variable Portfolio - Extra Income Fund                 1,077,594                   6.57
FFI                  AXP(R) Variable Portfolio - Federal Income Fund                 464,021                  10.33
FGB                  AXP(R) Variable Portfolio - Global Bond Fund                    172,375                   9.55
FGR                  AXP(R) Variable Portfolio - Growth Fund                       1,485,200                   6.51
FIE                  AXP(R) Variable Portfolio - International Fund                  122,572                   8.10
FMF                  AXP(R) Variable Portfolio - Managed Fund                        177,443                  15.42
FND                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)            4,433,323                 15.97
FIV                  AXP(R) Variable Portfolio - S&P 500 Index Fund                1,199,739                   7.82
FSM                  AXP(R) Variable Portfolio - Small Cap Advantage Fund            373,218                  10.47
FSA                  AXP(R) Variable Portfolio - Strategy Aggressive Fund            685,032                   8.34
FCA                  AIM V.I. Capital Appreciation Fund, Series I                    201,668                  21.72
FCD                  AIM V.I. Capital Development Fund, Series I                     321,000                  11.94
FGI                  AIM V.I. Core Equity Fund, Series I                          17,597,694                  20.20
                        (previously AIM V.I. Growth and Income Fund, Series I)
FIR                  American Century(R) VP International                            974,046                   6.59
FVL                  American Century(R) VP Value                                  4,399,877                   7.44
FSB                  Calvert Variable Series, Inc. Social Balanced Portfolio         605,945                   1.76

                                       94

SUBACCOUNT           INVESTMENT                                                    SHARES                       NAV
-------------------------------------------------------------------------------------------------------------------------
FEG                  Credit Suisse Trust - Emerging Growth Portfolio                 135,492                 $10.75
FSC                  Credit Suisse Trust - Small Company Growth Portfolio          1,325,827                  14.01
                        (previously Credit Suisse Warburg Pincus Trust - Small
                        Company Growth Portfolio)
FGC                  Fidelity VIP Growth & Income Portfolio (Service Class)        1,119,974                  13.12
FMP                  Fidelity VIP Mid Cap Portfolio (Service Class)                1,364,492                  19.54
FOS                  Fidelity VIP Overseas Portfolio (Service Class)                 319,270                  13.83
FRE                  FTVIPT Franklin Real Estate Fund - Class 2                      378,051                  17.99
FSV                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2       353,237                  10.89
                        (previously FTVIPT Franklin Value Securities
                        Fund - Class 2)
FIF                  FTVIPT Templeton Foreign Securities Fund - Class 2              964,890                  11.74
                        (previously FTVIPT Templeton International Securities
                        Fund - Class 2)
FIS                  FTVIPT Templeton International Small Companies
                        Fund - Class 2                                                63,523                  10.13
FSE                  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                238,753                  10.84
FUE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                     450,782                  10.94
FMC                  Goldman Sachs VIT Mid Cap Value Fund                          1,071,399                  11.29
FAG                  Janus Aspen Series Aggressive Growth Portfolio: Service
                        Shares                                                       358,336                  21.73
FGT                  Janus Aspen Series Global Technology Portfolio: Service
                        Shares                                                     1,420,092                   4.08
FIG                  Janus Aspen Series International Growth Portfolio: Service
                        Shares                                                       676,405                  23.30
FIP                  Lazard Retirement Series International Equity Portfolio         331,206                   9.09
FGW                  MFS(R) Investors Growth Stock Series - Service Class          1,192,256                   9.67
FDS                  MFS(R) New Discovery Series - Service Class                     793,875                  15.22
FPH                  Putnam VT High Yield Fund - Class IB Shares                     542,519                   8.05
FIN                  Putnam VT International New Opportunities Fund - Class IB
                        Shares                                                       629,513                   9.75
FNO                  Putnam VT New Opportunities Fund - Class IA Shares           17,266,343                  16.67
FVS                  Putnam VT Vista Fund - Class IB Shares                          741,041                  11.34
FMI                  Royce Micro-Cap Portfolio                                     1,594,543                   9.00
FVA                  Third Avenue Value Portfolio                                  1,637,684                  17.13
FIC                  Wanger International Small Cap                                  306,846                  15.40
FSP                  Wanger U.S. Smaller Companies                                   445,498                  22.25
                        (previously Wanger U.S. Small Cap)
-------------------------------------------------------------------------------------------------------------------------


8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:


SUBACCOUNT           INVESTMENT                                                                         PURCHASES
-------------------------------------------------------------------------------------------------------------------------
U                    IDS Life Series Fund - Equity Portfolio                                           $164,383,497
FEI                  IDS Life Series Fund - Equity Income Portfolio                                       2,138,406
Y                    IDS Life Series Fund - Government Securities Portfolio                               6,354,118
V                    IDS Life Series Fund - Income Portfolio                                             15,407,014
IL                   IDS Life Series Fund - International Equity Portfolio                               15,902,743
X                    IDS Life Series Fund - Managed Portfolio                                            24,788,485
W                    IDS Life Series Fund - Money Market Portfolio                                       30,638,218
FBC                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                 1,900,892
FBD                  AXP(R) Variable Portfolio - Bond Fund                                               13,587,691
FCR                  AXP(R) Variable Portfolio - Capital Resource Fund                                      734,154
U                    IDS Life Series Fund - Equity Portfolio                                            164,383,497
FEI                  IDS Life Series Fund - Equity Income Portfolio                                       2,138,406
Y                    IDS Life Series Fund - Government Securities Portfolio                               6,354,118
V                    IDS Life Series Fund - Income Portfolio                                             15,407,014
IL                   IDS Life Series Fund - International Equity Portfolio                               15,902,743
X                    IDS Life Series Fund - Managed Portfolio                                            24,788,485
W                    IDS Life Series Fund - Money Market Portfolio                                       30,638,218
FBC                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                 1,900,892
FBD                  AXP(R) Variable Portfolio - Bond Fund                                               13,587,691
FCR                  AXP(R) Variable Portfolio - Capital Resource Fund                                      734,154
FCM                  AXP(R) Variable Portfolio - Cash Management Fund                                    28,063,497
FDE                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                          14,265,995
FEM                  AXP(R) Variable Portfolio - Emerging Markets Fund                                      198,555
FEX                  AXP(R) Variable Portfolio - Extra Income Fund                                        6,734,931
FFI                  AXP(R) Variable Portfolio - Federal Income Fund                                      5,371,771
FGB                  AXP(R) Variable Portfolio - Global Bond Fund                                         1,545,407
FGR                  AXP(R) Variable Portfolio - Growth Fund                                              7,638,550
FIE                  AXP(R) Variable Portfolio - International Fund                                         910,648
FMF                  AXP(R) Variable Portfolio - Managed Fund                                             2,608,803

                                       95

SUBACCOUNT           INVESTMENT                                                                         PURCHASES
-------------------------------------------------------------------------------------------------------------------------
FND                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                $ 44,398,228
FIV                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                       8,959,057
FSM                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                                 3,384,098
FSA                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                 4,829,610
FCA                  AIM V.I. Capital Appreciation Fund, Series I                                         3,759,448
FCD                  AIM V.I. Capital Development Fund, Series I                                          3,000,097
FGI                  AIM V.I. Core Equity Fund, Series I                                                 42,165,939
                        (previously AIM V.I. Growth and Income Fund, Series I)
FIR                  American Century(R) VP International                                                 6,291,199
FVL                  American Century(R) VP Value                                                        19,705,255
FSB                  Calvert Variable Series, Inc. Social Balanced Portfolio                              1,042,700
FEG                  Credit Suisse Trust - Emerging Growth Portfolio                                        901,447
FSC                  Credit Suisse Trust - Small Company Growth Portfolio                                 5,472,994
                        (previously Credit Suisse Warburg Pincus Trust - Small Company Growth
                        Portfolio)
FGC                  Fidelity VIP Growth & Income Portfolio (Service Class)                              13,497,039
FMP                  Fidelity VIP Mid Cap Portfolio (Service Class)                                      22,340,232
FOS                  Fidelity VIP Overseas Portfolio (Service Class)                                      4,083,518
FRE                  FTVIPT Franklin Real Estate Fund - Class 2                                           6,300,820
FSV                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                            3,566,117
                        (previously FTVIPT Franklin Value Securities Fund - Class 2)
FIF                  FTVIPT Templeton Foreign Securities Fund - Class 2                                   6,728,628
                        (previously FTVIPT Templeton International Securities Fund - Class 2)
FIS                  FTVIPT Templeton International Small Companies Fund - Class 2                          602,726
FSE                  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                     2,110,428
FUE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                          4,278,596
FMC                  Goldman Sachs VIT Mid Cap Value Fund                                                11,615,207
FAG                  Janus Aspen Series Aggressive Growth Portfolio: Service Shares                       6,105,711
FGT                  Janus Aspen Series Global Technology Portfolio: Service Shares                       4,219,821
FIG                  Janus Aspen Series International Growth Portfolio: Service Shares                   12,791,183
FIP                  Lazard Retirement Series International Equity Portfolio                              3,035,557
FGW                  MFS(R) Investors Growth Stock Series - Service Class                                10,545,633
FDS                  MFS(R) New Discovery Series - Service Class                                          9,569,016
FPH                  Putnam VT High Yield Fund - Class IB Shares                                          2,391,597
FIN                  Putnam VT International New Opportunities Fund - Class IB Shares                     4,202,357
FNO                  Putnam VT New Opportunities Fund - Class IA Shares                                 100,683,646
FVS                  Putnam VT Vista Fund - Class IB Shares                                               7,237,089
FMI                  Royce Micro-Cap Portfolio                                                           12,236,887
FVA                  Third Avenue Value Portfolio                                                        25,977,105
FIC                  Wanger International Small Cap                                                       4,437,410
FSP                  Wanger U.S. Smaller Companies                                                        8,423,545
                        (previously Wanger U.S. Small Cap)
-------------------------------------------------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.


                                      U         FEI      Y        V        IL         X          W        FBC       FBD      FCR
                                  --------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $    5.79   $ 0.97  $  2.37  $  2.39  $   2.16   $   4.23   $  1.80   $  0.89   $  1.07  $  0.85
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $    3.93   $ 0.98  $  2.49  $  2.57  $   1.54   $   3.39   $  1.85   $  0.74   $  1.15  $  0.69
Units (000s)                        213,092    5,554    7,244   36,653   142,157    138,520    36,982     3,208    11,758      904
Net assets (000s)                 $ 836,966   $5,417  $18,071  $94,067  $219,175   $469,049   $68,383   $ 2,370   $13,468  $   624
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)             0.13%    1.15%    5.12%    6.16%     0.93%      1.90%     3.75%     0.71%     6.31%    0.41%
Expense ratio(2)                       0.90%    0.90%    0.90%    0.90%     0.90%      0.90%     0.90%     0.90%     0.90%    0.90%
Total return(3)                      (32.12%)   1.03%    5.06%    7.53%   (28.70%)   (19.86%)    2.78%   (16.85%)    7.48%  (18.82%)
------------------------------------------------------------------------------------------------------------------------------------

                                     FCM       FDE      FEM      FEX       FFI        FGB       FGR       FIE       FMF      FND
                                  --------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $    1.03  $  0.99  $  0.78  $  0.93  $   1.07   $   1.07   $  0.77   $  0.86   $  0.96  $  1.04
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $    1.06  $  1.00  $  0.76  $  0.96  $   1.13   $   1.08   $  0.53   $  0.61   $  0.85  $  0.86
Units (000s)                         21,573   14,695      370    7,416     4,257      1,541    18,390     1,636     3,221   82,787
Net assets (000s)                 $  22,864  $14,674  $   280  $ 7,150  $  4,813   $  1,657   $ 9,693   $   993   $ 2,738  $70,947
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)             3.13%    1.41%    0.02%   10.78%     4.42%      4.25%       --      1.29%     2.63%    0.26%
Expense ratio(2)                       0.90%    0.90%    0.90%    0.90%     0.90%      0.90%     0.90%     0.90%     0.90%    0.90%
Total return(3)                        2.91%    1.01%   (2.56%)   3.23%     5.61%      0.93%   (31.17%)  (29.07%)  (11.46%) (17.31%)
------------------------------------------------------------------------------------------------------------------------------------

                                     FIV        FSM     FSA      FCA       FCD        FGI       FIR       FVL       FSB      FEG
                                  --------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $    0.91   $ 1.00  $  0.87  $  0.88  $   1.00   $   1.78   $  0.91   $  1.03   $  0.97  $  0.98
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $    0.79   $ 0.92  $  0.58  $  0.67  $   0.91   $   1.36   $  0.64   $  1.16   $  0.90  $  0.81
Units (000s)                         11,971    4,264    9,945    6,567     4,199    261,263    10,087    28,326     1,190    1,795
Net assets (000s)                 $   9,411   $3,935  $ 5,733  $ 4,380  $  3,833   $355,473   $ 6,419   $32,735   $ 1,066  $ 1,457
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)             1.03%      --     0.23%      --        --       0.05%     0.03%     0.73%     8.94%      --
Expense ratio(2)                       0.90%    0.90%    0.90%    0.90%     0.90%      0.90%     0.90%     0.90%     0.90%    0.90%
Total return(3)                      (13.19%)  (8.00%) (33.33%) (23.86%)   (9.00%)   (23.60%)  (29.67%)   12.62%    (7.22%) (17.35%)
------------------------------------------------------------------------------------------------------------------------------------

                                     FSC       FGC      FMP      FOS       FRE        FSV       FIF       FIS       FSE      FUE
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $    1.40   $ 0.99    $1.18  $  0.88  $   1.16   $   1.14   $  1.08   $  0.98   $  1.02  $  0.91
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $    1.16   $ 0.90    $1.13  $  0.69  $   1.24   $   1.28   $  0.90   $  0.94   $  1.05  $  0.79
Units (000s)                         15,952   16,413   23,651    6,414     5,495      3,004    12,596       683     2,459    6,234
Net assets (000s)                 $  18,575  $14,694  $26,662  $ 4,415  $  6,801   $  3,847   $11,328   $   643   $ 2,588  $ 4,932
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)               --     0.33%      --     2.48%     2.84%      0.28%     2.82%     2.56%     0.60%    0.83%
Expense ratio(2)                       0.90%    0.90%    0.90%    0.90%     0.90%      0.90%     0.90%     0.90%     0.90%    0.90%
Total return(3)                      (17.14%)  (9.09%)  (4.24%) (21.59%)    6.90%     12.28%   (16.67%)   (4.08%)    2.94%  (13.19%)
------------------------------------------------------------------------------------------------------------------------------------

                                       97

                                     FMC       FAG      FGT      FIG       FIP        FGW       FDS       FPH      FIN      FNO
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $    1.20  $  0.75  $  0.72  $  0.84  $   0.96   $   0.92   $  0.97   $  0.90  $  0.72  $   1.81
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $    1.33  $  0.45  $  0.45  $  0.63  $   0.72   $   0.69   $  0.91   $  0.93  $  0.51  $   1.25
Units (000s)                          9,095   17,310   12,969   24,849     4,159     16,764    13,315     4,713   12,062   229,366
Net assets (000s)                 $  12,096  $ 7,787  $ 5,794  $15,760  $  3,011   $ 11,529   $12,083   $ 4,367  $ 6,138  $287,830
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)             2.49%      --     0.66%    0.78%     0.01%      0.04%       --     11.98%      --        --
Expense ratio(2)                       0.90%    0.90%    0.90%    0.90%     0.90%      0.90%     0.90%     0.90%    0.90%     0.90%
Total return(3)                       10.83%   40.00%) (37.50%) (25.00%)  (25.00%)   (25.00%)   (6.19%)    3.33%  (29.17%)  (30.94%)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                      FVS       FMI       FVA      FIC       FSP
                                                                                   -------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                                                            $   0.91   $  1.15   $  1.26  $  0.74  $   1.06
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                                                            $   0.60   $  1.47   $  1.42  $  0.58  $   1.17
Units (000s)                                                                         14,087     9,733    19,731    8,157     8,497
Net assets (000s)                                                                  $  8,403   $14,351   $28,054  $ 4,725  $  9,912
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)                                                               --        --      0.14%      --      0.03%
Expense ratio(2)                                                                       0.90%     0.90%     0.90%    0.90%     0.90%
Total return(3)                                                                      (34.07%)   27.83%    12.70%  (21.62%)   10.38%
------------------------------------------------------------------------------------------------------------------------------------



(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.


(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - AMERICAN EXPRESS SUCCESSION SELECT(SM) VARIABLE LIFE INSURANCE


CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.


YEAR ENDED DEC. 31,                     2001      2000      1999      1998      1997      1996      1995     1994      1993   1992
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT U (INVESTING IN SHARES OF
IDS LIFE SERIES FUND - EQUITY
PORTFOLIO)
Accumulation unit value at beginning
  of period                           $   5.79  $   7.75  $   4.32  $   4.00  $   3.33  $   2.80  $   2.04  $  2.01 $  1.79 $  1.71
Accumulation unit value at end of
  period                              $   3.93  $   5.79  $   7.75  $   4.32  $   4.00  $   3.33  $   2.80  $  2.04 $  2.01 $  1.79
Number of accumulation units
  outstanding at end of period
  (000 omitted)                        213,092   215,262   211,900   205,971   181,225   153,373   112,398   86,672  54,422  35,765
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FEI(1) (INVESTING IN
SHARES OF IDS LIFE SERIES
FUND - EQUITY INCOME PORTFOLIO)
Accumulation unit value at beginning
  of period                           $   0.97  $   0.97  $   1.00        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   0.98  $   0.97  $   0.97        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                          5,554     3,643     1,385       --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT Y (INVESTING IN SHARES OF
IDS LIFE SERIES FUND - GOVERNMENT
SECURITIES PORTFOLIO)
Accumulation unit value at beginning
  of period                           $   2.37  $   2.14  $   2.20  $   2.05  $   1.89  $   1.89  $   1.62  $  1.71 $  1.54 $  1.46
Accumulation unit value at end of
  period                              $   2.49  $   2.37  $   2.14  $   2.20  $   2.05  $   1.89  $   1.89  $  1.62 $  1.71 $  1.54
Number of accumulation units
  outstanding at end of period
  (000 omitted)                          7,244     5,713     8,219     5,729     4,936     4,856     3,992    3,949   3,444   2,556
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT V (INVESTING IN SHARES OF
IDS LIFE SERIES FUND - INCOME
PORTFOLIO)
Accumulation unit value at beginning
  of period                           $   2.39  $   2.26  $   2.28  $   2.18  $   2.03  $   1.98  $   1.65  $  1.74 $  1.53 $  1.41
Accumulation unit value at end of
  period                              $   2.57  $   2.39  $   2.26  $   2.28  $   2.18  $   2.03  $   1.98  $  1.65 $  1.74 $  1.53
Number of accumulation units
  outstanding at end of period
  (000 omitted)                         36,653    35,690    37,533    36,390    30,615    26,775    21,094   16,248  13,255   8,848
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IL(2) (INVESTING IN
SHARES OF IDS LIFE SERIES
FUND - INTERNATIONAL
EQUITY PORTFOLIO)
Accumulation unit value at beginning
  of period                           $   2.16  $   2.87  $   2.11  $   1.75  $   1.67  $   1.36  $   0.99  $  1.00      --      --
Accumulation unit value at end of
  period                              $   1.54  $   2.16  $   2.87  $   2.11  $   1.75  $   1.67  $   1.36  $  0.99      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                        142,157   148,301   129,850   114,892    93,664    59,453    18,303    2,582      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT X (INVESTING IN SHARES OF
IDS LIFE SERIES FUND - MANAGED
PORTFOLIO)
Accumulation unit value at beginning
  of period                           $   4.23  $   4.96  $   4.02  $   3.54  $   3.03  $   2.67  $   2.27  $  2.27 $  1.91 $  1.75
Accumulation unit value at end of
  period                              $   3.39  $   4.23  $   4.96  $   4.02  $   3.54  $   3.03  $   2.67  $  2.27 $  2.27 $  1.91
Number of accumulation units
  outstanding at end of period
  (000 omitted)                        138,520   143,707   145,547   139,809   125,875   109,309    89,226   70,903  45,870  30,475
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT W (INVESTING IN SHARES OF
IDS LIFE SERIES FUND - MONEY MARKET
PORTFOLIO)
Accumulation unit value at beginning
  of period                           $   1.80  $   1.71  $   1.65  $   1.58  $   1.52  $   1.46  $   1.40  $  1.36 $  1.34 $  1.31
Accumulation unit value at end of
  period                              $   1.85  $   1.80  $   1.71  $   1.65  $   1.58  $   1.52  $   1.46  $  1.40 $  1.36 $  1.34
Number of accumulation units
  outstanding at end of period
  (000 omitted)                         36,982    31,842    36,916    21,082    17,864    11,458     7,292    4,148   2,911   2,981
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FBC(3) (INVESTING IN
SHARES OF AXP(R) VARIABLE
PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning
  of period                           $   0.89  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   0.74  $   0.89        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                          3,208       933        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FBD(3) (INVESTING IN
SHARES OF AXP(R) VARIABLE
PORTFOLIO - BOND FUND)
Accumulation unit value at beginning
  of period                           $   1.07  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   1.15  $   1.07        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                         11,758       568        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FCR(3) (INVESTING IN
SHARES OF AXP(R) VARIABLE
PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning
  of period                           $   0.85  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   0.69  $   0.85        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                            904       115        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                     2001      2000      1999      1998      1997      1996      1995     1994      1993   1992
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FCM(3) (INVESTING IN
 SHARES OF AXP(R) VARIABLE
 PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning
  of period                           $   1.03  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   1.06  $   1.03        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                         21,573     3,974        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FDE(3) (INVESTING IN
 SHARES OF AXP(R) VARIABLE
 PORTFOLIO - DIVERSIFIED EQUITY
 INCOME FUND)
Accumulation unit value at beginning
  of period                           $   0.99  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   1.00  $   0.99        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                         14,695       273        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FEM(3) (INVESTING IN
 SHARES OF AXP(R) VARIABLE
 PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning
  of period                           $   0.78  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   0.76  $   0.78        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                            370       141        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FEX(3) (INVESTING IN
 SHARES OF AXP(R) VARIABLE
 PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning
  of period                           $   0.93  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   0.96  $   0.93        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                          7,416       804        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FFI(3) (INVESTING IN
 SHARES OF AXP(R) VARIABLE
 PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning
  of period                           $   1.07  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   1.13  $   1.07        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                          4,257       119        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGB(3) (INVESTING IN
 SHARES OF AXP(R) VARIABLE
 PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning
  of period                           $   1.07  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   1.08  $   1.07        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                          1,541       200        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGR(3) (INVESTING IN
 SHARES OF AXP(R) VARIABLE
 PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning
  of period                           $   0.77  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   0.53  $   0.77        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                         18,390     5,835        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIE(3) (INVESTING IN
 SHARES OF AXP(R) VARIABLE
 PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning
  of period                           $   0.86  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   0.61  $   0.86        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                          1,636       554        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FMF(3) (INVESTING IN
 SHARES OF AXP(R) VARIABLE
 PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning
  of period                           $   0.96  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   0.85  $   0.96        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                          3,221       591        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FND(4) (INVESTING IN
 SHARES OF AXP(R) VARIABLE
 PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning
  of period                           $   1.04  $   1.15  $   1.00        --        --        --        --       --     --       --
Accumulation unit value at end of
  period                              $   0.86  $   1.04  $   1.15        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                         82,787    32,255     2,232        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIV(3) (INVESTING IN
 SHARES OF AXP(R) VARIABLE
 PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning
  of period                           $   0.91  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   0.79  $   0.91        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                         11,971     1,052        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                     2001      2000      1999      1998      1997      1996      1995     1994      1993   1992
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSM(3) (INVESTING IN
 SHARES OF AXP(R) VARIABLE
 PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning
  of period                           $   1.00  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   0.92  $   1.00        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                          4,264       490        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSA(3) (INVESTING IN
 SHARES OF AXP(R) VARIABLE
 PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning
  of period                           $   0.87  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   0.58  $   0.87        --        --        --        --        --       --      --      --
Number of accumulation units outstanding
 at end of period (000 omitted)          9,945     2,824        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FCA(3) (INVESTING IN
 SHARES OF AIM V.I. CAPITAL
 APPRECIATION FUND, SERIES I)
Accumulation unit value at beginning
  of period                           $   0.88  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   0.67  $   0.88        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                          6,567     1,776        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FCD(3) (INVESTING IN
 SHARES OF AIM V.I. CAPITAL
 DEVELOPMENT FUND, SERIES I)
Accumulation unit value at beginning
  of period                           $   1.00  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   0.91  $   1.00        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                          4,199     1,024        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGI(5) (INVESTING IN
 SHARES OF AIMV.I. CORE EQUITY FUND,
 SERIES I)
 (PREVIOUSLY AIM V.I. GROWTH AND
 INCOME FUND, SERIES I)
Accumulation unit value at beginning
  of period                           $   1.78  $   2.10  $   1.58  $   1.25  $   1.00  $   1.00        --       --      --      --
Accumulation unit value at end of
  period                              $   1.36  $   1.78  $   2.10  $   1.58  $   1.25  $   1.00        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                        261,263   241,425   185,561  `102,426    41,101     1,289        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIR(3) (INVESTING IN
 SHARES OF AMERICAN CENTURY(R) VP
 INTERNATIONAL)
Accumulation unit value at beginning
  of period                           $   0.91  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   0.64  $   0.91        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                         10,087     1,184        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FVL(6) (INVESTING IN
 SHARES OF AMERICAN CENTURY(R) VP
 VALUE)
Accumulation unit value at beginning
  of period                           $   1.03  $   0.88  $   1.00        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   1.16  $   1.03  $   0.88        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                         28,326    10,127     3,553        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSB(3) (INVESTING IN
 SHARES OF CALVERT VARIABLE SERIES,
 INC. SOCIAL BALANCED PORTFOLIO)
Accumulation unit value at beginning
  of period                           $   0.97  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   0.90  $   0.97        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                          1,190       114        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FEG(3) (INVESTING IN
 SHARES OF CREDIT SUISSE
 TRUST - EMERGING GROWTH PORTFOLIO)
Accumulation unit value at beginning
  of period                           $   0.98  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   0.81  $   0.98        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                          1,795       695        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSC(6) (INVESTING IN
 SHARES OF CREDIT SUISSE
 TRUST - SMALL CAP GROWTH PORTFOLIO)
 (PREVIOUSLY CREDIT SUISSE WARBURG
 PINCUS TRUST - SMALL COMPANY GROWTH
 PORTFOLIO)
Accumulation unit value at beginning
  of period                           $   1.40  $   1.72  $   1.00        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   1.16  $   1.40  $   1.72        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                         15,952    11,311     2,451        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGC(3) (INVESTING IN
 SHARES OF FIDELITY VIP GROWTH &
 INCOME PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning
  of period                           $   0.99  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   0.90  $   0.99        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                         16,413     1,302        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                     2001      2000      1999      1998      1997      1996      1995     1994      1993   1992
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FMP(3) (INVESTING IN
 SHARES OF FIDELITY VIP MID CAP
 PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning
  of period                           $   1.18  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   1.13  $   1.18        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                         23,651     3,029        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FOS(3) (INVESTING IN
 SHARES OF FIDELITY VIP OVERSEAS
 PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning
  of period                           $   0.88  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   0.69  $   0.88        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                          6,414     1,200        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FRE(3) (INVESTING IN
 SHARES OF FTVIPT FRANKLIN REAL
 ESTATE FUND - CLASS 2)
Accumulation unit value at beginning
  of period                           $   1.16  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   1.24  $   1.16        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                          5,495       233        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSV(3) (INVESTING IN
 SHARES OF FTVIPT FRANKLIN SMALL CAP
 VALUE SECURITIES FUND - CLASS 2
 (PREVIOUSLY FTVIPT FRANKLIN VALUE
 SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning
  of period                           $   1.14  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   1.28  $   1.14        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                          3,004        81        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIF(6),(7) (INVESTING IN
 SHARES OF FTVIPT TEMPLETON FOREIGN
 SECURITIES FUND - CLASS 2)
 (PREVIOUSLY FTVIP TEMPLETON
 INTERNATIONAL SECURITIES
 FUND - CLASS 2)
Accumulation unit value at beginning
  of period                           $   1.08  $   1.12  $   1.00        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   0.90  $   1.08  $   1.12        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                         12,596     8,063     2,355        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIS(3),(7) (INVESTING IN
 SHARES OF FTVIPT TEMPLETON
 INTERNATIONAL SMALLER COMPANIES
 FUND - CLASS 2)
Accumulation unit value at beginning
  of period                           $   0.98  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   0.94  $   0.98        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                            683        70        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSE(3) (INVESTING IN
 SHARES OF GOLDMAN SACHS VIT CORE(SM)
 SMALL CAP EQUITY FUND)
Accumulation unit value at beginning
  of period                           $   1.02  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   1.05  $   1.02        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                          2,459       343        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FUE(3) (INVESTING IN
 SHARES OF GOLDMAN SACHS VIT CORE(SM)
 U.S. EQUITY FUND)
Accumulation unit value at beginning
  of period                           $   0.91  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   0.79  $   0.91        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                          6,234     1,220        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FMC(3) (INVESTING IN
 SHARES OF GOLDMAN SACHS VIT MID CAP
 VALUE FUND)
Accumulation unit value at beginning
  of period                           $   1.20  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   1.33  $   1.20        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                          9,095       328        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FAG(3) (INVESTING IN
 SHARES OF JANUS ASPEN SERIES
 AGGRESSIVE GROWTH PORTFOLIO: SERVICE
 SHARES)
Accumulation unit value at beginning
  of period                           $   0.75  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   0.45  $   0.75        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                         17,310     5,938        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGT(3) (INVESTING IN
 SHARES OF JANUS ASPEN SERIES GLOBAL
 TECHNOLOGY PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning
  of period                           $   0.72  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   0.45  $   0.72        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                         12,969     5,390        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                     2001      2000      1999      1998      1997      1996      1995       1994     1993   1992
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIG(3) (INVESTING IN
 SHARES OF JANUS ASPEN SERIES
 INTERNATIONAL GROWTH PORTFOLIO:
 SERVICE SHARES)
Accumulation unit value at beginning
  of period                           $   0.84  $   1.00        --        --        --        --      --       --      --        --
Accumulation unit value at end of
  period                              $   0.63  $   0.84        --        --        --        --      --       --      --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                         24,849     5,722        --        --        --        --      --       --      --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIP(3) (INVESTING IN
 SHARES OF LAZARD RETIREMENT
 INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning
  of period                           $   0.96  $   1.00        --        --        --        --      --       --      --        --
Accumulation unit value at end of
  period                              $   0.72  $   0.96        --        --        --        --      --       --      --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                          4,159       287        --        --        --        --      --       --      --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGW(3) (INVESTING IN
 SHARES OF MFS(R) INVESTORS GROWTH
 STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning
  of period                           $   0.92  $   1.00        --        --        --        --      --       --      --        --
Accumulation unit value at end of
  period                              $   0.69  $   0.92        --        --        --        --      --       --      --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                         16,764     2,175        --        --        --        --      --       --      --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FDS(3) (INVESTING IN
 SHARES OF MFS(R)  NEW DISCOVERY
 SERIES - SERVICE CLASS)
Accumulation unit value at beginning
  of period                           $   0.97  $   1.00        --        --        --        --      --       --      --        --
Accumulation unit value at end of
  period                              $   0.91  $   0.97        --        --        --        --      --       --      --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                         13,315     2,518        --        --        --        --      --       --      --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FPH(6) (INVESTING IN
 SHARES OF PUTNAM VT HIGH YIELD
 FUND - CLASS IB SHARES)
Accumulation unit value at beginning
  of period                           $   0.90  $   0.99  $   1.00        --        --        --      --       --      --        --
Accumulation unit value at end of
  period                              $   0.93  $   0.90  $   0.99        --        --        --      --       --      --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                          4,713     2,797       944        --        --        --      --       --      --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIN(3) (INVESTING IN
 SHARES OF PUTNAM VT INTERNATIONAL
 NEW OPPORTUNITIES FUND - CLASS IB
 SHARES)
Accumulation unit value at beginning
  of period                           $   0.72  $   1.00        --        --        --        --      --       --      --        --
Accumulation unit value at end of
  period                              $   0.51  $   0.72        --        --        --        --      --       --      --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                         12,062     4,468        --        --        --        --      --       --      --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FNO(5) (INVESTING IN
 SHARES OF PUTNAM VT NEW
 OPPORTUNITIES FUND - CLASS IA SHARES)
Accumulation unit value at beginning
  of period                           $   1.81  $   2.47  $   1.47  $   1.19  $   0.98  $   1.00      --       --      --        --
Accumulation unit value at end of
  period                              $   1.25  $   1.81  $   2.47  $   1.47  $   1.19  $   0.98      --       --      --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                        229,366   205,938   152,539    92,520    41,574     2,406      --       --      --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FVS(3) (INVESTING IN
 SHARES OF PUTNAM VT VISTA
 FUND - CLASS IB SHARES)
Accumulation unit value at beginning
  of period                           $   0.91  $   1.00        --        --        --        --      --       --      --        --
Accumulation unit value at end of
  period                              $   0.60  $   0.91        --        --        --        --      --       --      --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                         14,087     4,011        --        --        --        --      --       --      --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FMI(3) (INVESTING IN
 SHARES OF ROYCE MICRO-CAP PORTFOLIO)
Accumulation unit value at beginning
  of period                           $   1.15  $   1.00        --        --        --        --      --       --      --        --
Accumulation unit value at end of
  period                              $   1.47  $   1.15        --        --        --        --      --       --      --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                          9,733       735        --        --        --        --      --       --      --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FVA(3) (INVESTING IN
 SHARES OF THIRD AVENUE VALUE
 PORTFOLIO)
Accumulation unit value at beginning
  of period                           $   1.26  $   1.00        --        --        --        --      --       --      --        --
Accumulation unit value at end of
  period                              $   1.42  $   1.26        --        --        --        --      --       --      --        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                         19,731       645        --        --        --        --      --       --      --        --
------------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                     2001      2000      1999      1998      1997      1996      1995     1994      1993   1992
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIC(3) (INVESTING IN
 SHARES OF WANGER INTERNATIONAL
 SMALL CAP)
Accumulation unit value at beginning
  of period                           $   0.74  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   0.58  $   0.74        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                          8,157     1,981        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSP(3) (INVESTING IN
 SHARES OF WANGER U.S. SMALLER
 COMPANIES)
 (PREVIOUSLY WANGER U.S. SMALL CAP)
Accumulation unit value at beginning
  of period                           $   1.06  $   1.00        --        --        --        --        --       --      --      --
Accumulation unit value at end of
  period                              $   1.17  $   1.06        --        --        --        --        --       --      --      --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                          8,497       890        --        --        --        --        --       --      --      --
------------------------------------------------------------------------------------------------------------------------------------



(1) Operations commenced on June 17, 1999.

(2) Operations commenced on Oct. 28, 1994.
(3) Operations commenced on May 15, 2000.
(4) Operations commenced on Nov. 1, 1999.
(5) Operations commenced on Nov. 22, 1996.

(6) Operations commenced on May 3, 1999.
(7) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

IDS Life Insurance Company
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
January 28, 2002
Minneapolis, Minnesota

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                      2001          2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $6,471,798)                          $        --   $ 6,463,613
      Available-for-sale, at fair value (amortized cost: 2001, $20,022,072; 2000, $12,929,870)     20,157,137    12,399,990
   Common stocks                                                                                        1,704        10,333
   Mortgage loans on real estate                                                                    3,680,394     3,738,091
   Policy loans                                                                                       619,571       618,973
   Other investments                                                                                  621,897       575,551
                                                                                                      -------       -------
      Total investments                                                                            25,080,703    23,806,551
Cash and cash equivalents                                                                           1,150,251       316,974
Amounts recoverable from reinsurers                                                                   529,166       416,480
Amounts due from brokers                                                                               90,794        15,302
Other accounts receivable                                                                              46,349        42,324
Accrued investment income                                                                             278,199       334,928
Deferred policy acquisition costs                                                                   3,107,187     2,951,655
Deferred income taxes, net                                                                            156,308       136,588
Other assets                                                                                          123,246        80,054
Separate account assets                                                                            27,333,697    32,349,347
                                                                                                   ----------    ----------
Total assets                                                                                      $57,895,900   $60,450,203
                                                                                                  ===========   ===========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                             $19,592,273   $19,417,446
      Universal life-type insurance                                                                 3,433,904     3,410,871
      Traditional life insurance                                                                      241,165       232,913
      Disability income and long-term care insurance                                                1,227,172     1,012,247
   Policy claims and other policyholders' funds                                                        71,879        52,067
   Amounts due to brokers                                                                           1,740,031       446,347
   Other liabilities                                                                                  437,017       463,561
   Separate account liabilities                                                                    27,333,697    32,349,347
                                                                                                   ----------    ----------
      Total liabilities                                                                            54,077,138    57,384,799
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value per share; 100,000 shares authorized, issued and outstanding            3,000         3,000
   Additional paid-in capital                                                                         688,327       288,327
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains (losses)                                                         85,549      (333,734)
      Net unrealized derivative (losses)                                                                 (774)           --
                                                                                                   ----------    ----------
         Total accumulated other comprehensive income (loss)                                           84,775      (333,734)
                                                                                                   ----------    ----------
   Retained earnings                                                                                3,042,660     3,107,811
                                                                                                   ----------    ----------
         Total stockholder's equity                                                                 3,818,762     3,065,404
                                                                                                   ----------    ----------
Total liabilities and stockholder's equity                                                        $57,895,900   $60,450,203
                                                                                                  ===========   ===========

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                                 2001          2000           1999
Revenues
Premiums:
   Traditional life insurance                                                       $   59,415     $   56,187   $    53,790
   Disability income and long-term care insurance                                      255,428        231,311       201,637
                                                                                       -------        -------       -------
      Total premiums                                                                   314,843        287,498       255,427
Net investment income                                                                1,485,688      1,730,605     1,919,573
Contractholder charges                                                                 489,583        438,127       411,994
Management and other fees                                                              473,406        598,168       473,108
Net realized (loss) gain on investments                                               (649,752)       (16,975)       26,608
                                                                                      --------        -------        ------
      Total revenues                                                                 2,113,768      3,037,423     3,086,710
                                                                                     ---------      ---------     ---------
Benefits and expenses
Death and other benefits:
   Traditional life insurance                                                           35,519         29,042        29,819
   Universal life-type insurance and investment contracts                              175,247        131,467       118,561
   Disability income and long-term care insurance                                       44,725         40,246        30,622
Increase in liabilities for future policy benefits:
   Traditional life insurance                                                            7,231          5,765         7,311
   Disability income and long-term care insurance                                      123,227        113,239        87,620
Interest credited on universal life-type insurance and investment contracts          1,137,636      1,169,641     1,240,575
Amortization of deferred policy acquisition costs                                      371,342        362,106       321,036
Other insurance and operating expenses                                                 407,798        378,653       346,849
                                                                                       -------        -------       -------
      Total benefits and expenses                                                    2,302,725      2,230,159     2,182,393
                                                                                     ---------      ---------     ---------
(Loss) income before income tax (benefit) expense a
   nd cumulative effect of accounting change                                          (188,957)       807,264       904,317
Income tax (benefit) expense                                                          (145,222)       221,627       267,864
                                                                                      --------        -------       -------
(Loss) income before cumulative effect of accounting change                            (43,735)       585,637       636,453
Cumulative effect of accounting change (net of income tax benefit of $11,532)          (21,416)            --            --
                                                                                      --------        -------       -------
Net (loss) income                                                                   $  (65,151)    $  585,637    $  636,453
                                                                                    ----------     ----------    ----------

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity

                                                                                      Accumulated
                                                                                         other
                                                                       Additional    comprehensive                    Total
                                                           Capital       paid-in    income (loss),   Retained     stockholder's
For the three years ended December 31, 2001 (In thousands)  stock        capital      net of tax     earnings        equity
Balance, January 1, 1999                                   $3,000       $288,327     $ 169,584     $2,645,721    $3,106,632
Comprehensive income:
   Net income                                                  --             --            --        636,453       636,453
   Unrealized holding losses arising
      during the year, net of deferred
      policy acquisition costs of $28,444
      and income taxes of $304,936                             --             --      (566,311)            --      (566,311)
   Reclassification adjustment
      for gains included in net income,
      net of income tax of $7,810                              --             --       (14,503)            --       (14,503)
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive loss                                    --             --      (580,814)            --      (580,814)
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                              55,639
Cash dividends                                                 --             --            --       (350,000)     (350,000)
                                                           ------       --------     ---------     ----------    ----------

Balance, December 31, 1999                                  3,000        288,327      (411,230)     2,932,174     2,812,271
Comprehensive income:
   Net income                                                  --             --            --        585,637       585,637
   Unrealized holding gains arising
      during the year, net of deferred
      policy acquisition costs of ($5,154)
      and income taxes of ($46,921)                            --             --        87,138             --        87,138
   Reclassification adjustment for gains
      included in net income,
      net of income tax of $5,192                              --             --        (9,642)            --        (9,642)
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive income                                  --             --        77,496             --        77,496
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                             663,133
Cash dividends                                                 --             --            --       (410,000)     (410,000)
                                                           ------       --------     ---------     ----------    ----------

Balance, December 31, 2000                                  3,000        288,327      (333,734)     3,107,811     3,065,404
Comprehensive income:
   Net loss                                                    --             --            --        (65,151)      (65,151)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $626                        --             --        (1,162)            --        (1,162)
   Unrealized holding losses on
      available-for-sale securities arising
      during the year, net of deferred
      policy acquisition costs of ($20,191)
      and income taxes of $15,037                              --             --       (11,262)            --       (11,262)
   Reclassification adjustment for losses
      on available-for-sale securities
      included in net loss, net of
      income tax benefit of $228,003                           --             --       423,434             --       423,434
   Reclassification adjustment for losses on
      derivatives included in net loss,
      net of income tax benefit of $4,038                      --             --         7,499             --         7,499
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive income                                  --             --       418,509             --       418,509
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                             353,358
Capital contribution                                           --        400,000            --             --       400,000
                                                           ------       --------     ---------     ----------    ----------
Balance, December 31, 2001                                 $3,000       $688,327     $  84,775     $3,042,660    $3,818,762
                                                           ======       ========     =========     ==========    ==========

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)
                                                                                        2001           2000           1999
Cash flows from operating activities
Net (loss) income                                                                  $   (65,151)   $   585,637   $   636,453
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
   Cumulative effect of accounting change, net of tax                                   21,416             --            --
   Policy loans, excluding universal life-type insurance:
      Issuance                                                                         (43,687)       (61,313)      (56,153)
      Repayment                                                                         54,004         56,088        54,105
   Change in amounts recoverable from reinsurers                                      (112,686)       (89,312)      (64,908)
   Change in other accounts receivable                                                  (4,025)         6,254          (615)
   Change in accrued investment income                                                  56,729          8,521        23,125
   Change in deferred policy acquisition costs, net                                   (175,723)      (291,634)     (140,379)
   Change in liabilities for future policy benefits for traditional life,
      disability income and long-term care insurance                                   223,177        206,377       153,157
   Change in policy claims and other policyholder's funds                               19,812         27,467       (45,709)
   Deferred income tax (benefit) provision                                            (246,205)        37,704        79,796
   Change in other liabilities                                                         (24,509)      (120,256)      169,395
   Amortization of premium (accretion of discount), net                                108,958         37,909       (17,907)
   Net realized loss (gain) on investments                                             649,752         16,975       (26,608)
   Contractholder charges, non-cash                                                   (217,496)      (151,745)     (175,059)
   Other, net                                                                          (83,023)        (9,279)       (5,324)
                                                                                       -------         ------        ------
      Net cash provided by operating activities                                        161,343        259,393       583,369
                                                                                       -------        -------       -------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                --         (4,487)       (3,030)
   Maturities, sinking fund payments and calls                                              --        589,742       741,949
   Sales                                                                                    --         50,067        66,547
Available-for-sale securities:
   Purchases                                                                        (9,477,740)    (1,454,010)   (3,433,128)
   Maturities, sinking fund payments and calls                                       2,706,147      1,019,403     1,442,507
   Sales                                                                             5,493,141      1,237,116     1,691,389
Other investments, excluding policy loans:
   Purchases                                                                          (442,876)      (706,082)     (657,383)
   Sales                                                                               370,636        435,633       406,684
Change in amounts due from brokers                                                     (75,492)       (15,157)          182
Change in amounts due to brokers                                                     1,293,684        298,236       (47,294)
                                                                                     ---------        -------       -------
      Net cash (used in) provided by investing activities                             (132,500)     1,450,461       208,423
                                                                                      --------      ---------       -------
Cash flows from financing activities
Activities related to universal life-type insurance and investment contracts:
   Considerations received                                                           2,088,114      1,842,026     2,031,630
   Surrenders and other benefits                                                    (2,810,401)    (3,974,966)   (3,669,759)
   Interest credited to account balances                                             1,137,636      1,169,641     1,240,575
Universal life-type insurance policy loans:
   Issuance                                                                            (83,720)      (134,107)     (102,239)
   Repayment                                                                            72,805         82,193        67,881
Capital contribution                                                                   400,000             --            --
Dividends paid                                                                              --       (410,000)     (350,000)
                                                                                      --------      ---------       -------
      Net cash provided by (used in) financing activities                              804,434     (1,425,213)     (781,912)
                                                                                      --------      ---------       -------
Net increase in cash and cash equivalents                                              833,277        284,641         9,880
Cash and cash equivalents at beginning of year                                         316,974         32,333        22,453
                                                                                      --------      ---------       -------
Cash and cash equivalents at end of year                                           $ 1,150,251   $    316,974 $      32,333
                                                                                   ===========   ============ =============
Supplemental disclosures:
   Income taxes paid                                                             $          --   $    225,704  $    214,940
   Interest on borrowings                                                               23,688          3,299         4,521

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements
(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly-owned subsidiary of the Company and serves New York State residents. The Company also wholly-owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of management and other fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable annuity separate accounts.

Profits on fixed universal life insurance are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include management and other fees. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees received from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

IDS Life Insurance Company
--------------------------------------------------------------------------------

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.
Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy loans
Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using the interest method. The costs for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For fixed and variable universal life insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. Unlocking adjustments resulted in a net increase in amortization of $33,600 in 2001 and net decreases in amortization of $12,300 in 2000 and $56,800 in 1999.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities issued in 1997 and 1998 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company retains 20% of the mortality risk on new variable universal life insurance policies and 10% of the risk on new term insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments
In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain high-yield investments contained in structured securities. Adoption of the consensus required the Company to adjust the carrying amount of these investments downward by $21,416, net of tax, upon adoption. See Note 2 for further discussion.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in a cumulative after-tax reduction to other comprehensive income of $1,162. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivative and hedging activities.

IDS Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $6,463,613 and net unrealized gains of $8,185 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                                         Gross          Gross
                                                                       Amortized      unrealized     unrealized       Fair
                                                                         cost            gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                $    31,074      $  2,190       $     56   $    33,208
   State and municipal obligations                                         7,826           149             --         7,975
   Corporate bonds and obligations                                    11,658,888       276,332        218,365    11,716,855
   Mortgage-backed securities                                          8,292,576       103,109         32,801     8,362,884
   Foreign government bonds and obligations                               31,708         4,507             --        36,215
                                                                     -----------      --------       --------   -----------
Total fixed maturity securities                                      $20,022,072      $386,287       $251,222   $20,157,137
                                                                     ===========      ========       ========   ===========
Common stocks                                                        $       805      $    899       $     --   $     1,704
                                                                     ===========      ========       ========   ===========

The amortized cost and fair value of fixed maturity securities at December 31,
2001 by contractual maturity are as follows:
                                                                                                     Amortized       Fair
                                                                                                       cost          value
Due within one year                                                                               $ 1,093,557   $ 1,114,618
Due from one to five years                                                                          2,885,509     3,007,435
Due from five to ten years                                                                          5,503,284     5,519,588
Due in more than ten years                                                                          2,247,146     2,152,612
Mortgage-backed securities                                                                          8,292,576     8,362,884
                                                                                                    ---------     ---------
   Total                                                                                          $20,022,072   $20,157,137
                                                                                                  ===========   ===========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:
                                                                                         Gross          Gross
                                                                        Amortized     unrealized     unrealized       Fair
Held-to-maturity                                                          cost           gains         losses         value
U.S. Government agency obligations                                    $   38,302      $  3,455       $     80    $   41,677
State and municipal obligations                                            7,678            16             --         7,694
Corporate bonds and obligations                                        5,248,517       111,466        114,330     5,245,653
Mortgage-backed securities                                             1,169,116         9,130          1,472     1,176,774
                                                                       ---------         -----          -----     ---------
   Total fixed maturity securities                                    $6,463,613      $124,067       $115,882    $6,471,798
                                                                      ==========      ========       ========    ==========

                                                                                         Gross          Gross
                                                                       Amortized      unrealized     unrealized       Fair
Available-for-sale                                                       cost            gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                $    96,408      $  6,134       $    268   $   102,274
   State and municipal obligations                                        12,848           247             --        13,095
   Corporate bonds and obligations                                     7,586,423       123,691        693,303     7,016,811
   Mortgage-backed securities                                          5,234,191        57,697         24,078     5,267,810
Total fixed maturity securities                                      $12,929,870      $187,769       $717,649   $12,399,990
                                                                     ===========      ========       ========   ===========
Common stocks                                                        $    11,829      $     --       $  1,496   $    10,333
                                                                     ===========      ========       ========   ===========

At December 31, 2001, bonds carried at $14,639 were on deposit with various states as required by law.

IDS Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2001, fixed maturity securities comprised approximately 80 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $2.6 billion of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                      2001          2000
Aaa/AAA                                                $ 8,977,075   $ 6,559,188
Aaa/AA                                                          --        32,001
Aa/AA                                                      261,252       220,446
Aa/A                                                       372,120       327,147
A/A                                                      2,602,027     2,494,621
A/BBB                                                      911,477       747,636
Baa/BBB                                                  5,904,013     5,828,847
Baa/BB                                                     274,228       287,583
Below investment grade                                     719,880     2,896,014
                                                           -------     ---------
Total                                                  $20,022,072   $19,393,483
                                                       ===========   ===========

At December 31, 2001, approximately 93 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturities classified as held-to-maturity were sold with amortized cost of $53,169 and $68,470, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

Available-for-sale securities were sold during 2001 with proceeds of $5,493,141 and gross realized gains and losses of $116,485 and $767,144, respectively. Available-for-sale securities were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $10,267, respectively. Available-for-sale securities were sold during 1999 with proceeds of $1,691,389 and gross realized gains and losses of $36,568 and $14,255, respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $135,964 and ($531,376), respectively, with the $667,340 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $122,196. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $921,920.

During 2001, the Company recorded pretax losses of $828,175 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, approximately $623,958 of these losses are included in Net realized (losses) gains on investments and approximately $171,269 are included in Net investment income, with the remaining losses recorded as a cumulative effect of accounting change.

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $675,347, into a securitization trust. In return, the Company received $89,535 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $585,812. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $89,535. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Included in Other investments are affordable housing investment credits, trading securities, and real estate.

Fair values of investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Mortgages loans on real estate
At December 31, 2001, approximately 15 percent of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                            December 31, 2001            December 31, 2000
                                                                       On balance       Funding     On balance        Funding
Region                                                                    sheet       commitments      sheet        commitments
East North Central                                                    $  670,387       $ 1,873     $  691,694       $18,868
West North Central                                                       549,015            --        564,576         7,621
South Atlantic                                                           815,837         9,490        884,723         7,667
Middle Atlantic                                                          352,821         9,363        378,702        13,813
New England                                                              274,486         8,700        279,147         4,604
Pacific                                                                  355,945        14,618        318,727           921
West South Central                                                       214,000           600        173,158        28,548
East South Central                                                        55,798            --         49,176         2,763
Mountain                                                                 413,053            27        409,677        10,209
                                                                      ----------       -------     ----------       -------
                                                                       3,701,342        44,671      3,749,580        95,014
Less reserves for losses                                                  20,948            --         11,489            --
                                                                      ----------       -------     ----------       -------
Total                                                                 $3,680,394       $44,671     $3,738,091       $95,014
                                                                      ==========       =======     ==========       =======

                                                                            December 31, 2001            December 31, 2000
                                                                       On balance       Funding     On balance        Funding
Property type                                                             sheet       commitments      sheet        commitments
Department/retail stores                                              $1,117,195       $13,200     $1,174,763       $11,130
Apartments                                                               694,214        11,531        780,228            --
Office buildings                                                       1,203,090         7,650      1,085,948        59,941
Industrial buildings                                                     333,713         2,263        323,766        23,943
Hotels/motels                                                            108,019            --        100,680            --
Medical buildings                                                        106,927         6,000        128,101            --
Nursing/retirement homes                                                  39,590            --         49,822            --
Mixed use                                                                 86,972            27         87,537            --
Other                                                                     11,622         4,000         18,735            --
                                                                      ----------       -------     ----------       -------
                                                                       3,701,342        44,671      3,749,580        95,014
Less reserves for losses                                                  20,948            --         11,489            --
                                                                      ----------       -------     ----------       -------
Total                                                                 $3,680,394       $44,671     $3,738,091       $95,014
                                                                      ==========       =======     ==========       =======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $39,601, $24,999 and $21,375, respectively, with reserves of $7,225, $4,350 and $5,750, respectively. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $24,498, $27,063 and $23,815, respectively.

The Company recognized $1,285, $1,033 and $1,190 of interest income related to impaired loans for the years ended December 31, 2001, 2000 and 1999, respectively.

The following table presents changes in the reserves for mortgage loan losses:

                                                                                         2001           2000           1999
Balance, January 1                                                                     $11,489       $ 28,283       $39,795
Provision (reduction) for mortgage loan losses                                          14,959        (14,894)       (9,512)
Loan payoffs                                                                                --         (1,200)         (500)
Foreclosures and write-offs                                                             (5,500)          (700)       (1,500)
                                                                                        ------           ----        ------
Balance, December 31                                                                   $20,948       $ 11,489       $28,283
                                                                                       =======       ========       =======

IDS Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized (losses) gains on investments Net investment income for the years ended December 31 is summarized as follows:
                                                                                        2001           2000           1999
Interest on fixed maturities                                                        $1,276,966     $1,473,560    $1,598,059
Interest on mortgage loans                                                             290,608        286,611       285,921
Interest on cash equivalents                                                             2,218          8,084         5,871
Other                                                                                  (44,145)         1,750        70,892
                                                                                       -------          -----        ------
                                                                                     1,525,647      1,770,005     1,960,743
Less investment expenses                                                                39,959         39,400        41,170
                                                                                        ------         ------        ------
Total                                                                               $1,485,688     $1,730,605    $1,919,573
                                                                                    ==========     ==========    ==========

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:
                                                                                         2001           2000           1999
Fixed maturities                                                                     $(621,400)      $(34,857)     $  8,802
Mortgage loans                                                                         (22,443)        15,845        10,210
Other investments                                                                       (5,909)         2,037         7,596
                                                                                        ------          -----         -----
                                                                                     $(649,752)      $(16,975)      $26,608
                                                                                     =========       ========       =======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:
                                                                                         2001           2000          1999
Federal income taxes
   Current                                                                           $  88,121       $176,397      $178,444
   Deferred                                                                           (234,673)        37,704        79,796
                                                                                      --------         ------        ------
                                                                                      (146,552)       214,101       258,240
State income taxes-current                                                               1,330          7,526         9,624
                                                                                         -----          -----         -----
Income tax (benefit) expense before cumulative effect of accounting change            (145,222)       221,627       267,864
Cumulative effect of accounting change income tax benefit                              (11,532)            --            --
                                                                                         -----          -----         -----
Income tax (benefit) expense                                                         $(156,754)      $221,627      $267,864
                                                                                     =========       ========      ========

Income tax (benefit) expense before the cumulative effect of accounting change, differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                     2001                         2000                         1999
                                             Provision    Rate            Provision    Rate            Provision    Rate
Federal income taxes
      based on the statutory rate          $ (66,136)     (35.0%)        $282,542        35.0%         $316,511       35.0%
Tax-excluded interest and dividend income     (4,663)      (2.5)           (3,788)       (0.5)           (9,626)      (1.1)
State taxes, net of federal benefit              865        0.4             4,892         0.6             6,256        0.7
Affordable housing credits                   (73,200)     (38.7)          (54,569)       (6.8)          (31,000)      (3.4)
Other, net                                    (2,088)      (1.1)           (7,450)       (0.8)          (14,277)      (1.6)
                                              ------       ----            ------        ----           -------       ----
Total income taxes                         $(145,222)     (76.9%)        $221,627        27.5%         $267,864       29.6%
                                           =========      =====          ========        ====          ========       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2001, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                                                                       2001           2000
Deferred income tax assets
   Policy reserves                                                                                 $  705,637      $730,239
   Unrealized loss -- available-for-sale securities                                                        --       179,702
   Investments, other                                                                                 330,675        34,600
   Life insurance guaranty fund assessment reserve                                                      1,330         1,365
   Other                                                                                               26,492            --
                                                                                                    ---------       -------
Total deferred income tax assets                                                                    1,064,134       945,906
                                                                                                    ---------       -------
Deferred income tax liabilities
   Deferred policy acquisition costs                                                                  861,892       796,292
   Unrealized gain -- available-for-sale securities                                                    45,934            --
   Other                                                                                                   --        13,026
                                                                                                    ---------       -------
Total deferred income tax liabilities                                                                 907,826       809,318
                                                                                                    ---------       -------
Net deferred income tax assets                                                                     $  156,308      $136,588
                                                                                                   ==========      ========

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to AEFC are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $1,262,335 as of December 31, 2001 and $1,493,292 as of December 31, 2000 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2002 in excess of approximately $194,435 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net (loss) income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                           2001           2000          1999
Statutory net (loss) income           $ (317,973)    $  344,973    $  478,173
Statutory capital and surplus          1,947,350      1,778,306     1,978,406
                                       ---------      ---------     ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was an increase of $4,660 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2001 and 2000. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2001, 2000 and 1999.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $263, $250 and $223 in 2001, 2000 and 1999, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2001, 2000 and 1999 were $662, $1,707 and $1,906, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2001, 2000 and 1999 was $1,011, $1,136 and $1,147, respectively.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $505,526, $582,836 and $485,177 for 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $68,919 and $41,059, respectively, payable to and receivable from AEFC for federal income taxes.

6. LINES OF CREDIT
The Company has available lines of credit with AEFC aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $nil and $50,000 uncommitted at December 31, 2001 and 2000, respectively.

7. COMMITMENTS AND CONTINGENCIES
At December 31, 2001, 2000 and 1999, traditional life and universal life-type insurance in force aggregated $108,255,014, $98,060,472 and $89,271,957 respectively, of which $25,986,706, $17,429,851 and $8,281,576 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $114,534, $89,506 and $76,970 and reinsurance recovered from reinsurers amounted to $43,388, $32,500, and $27,816 for the years ended December 31, 2001, 2000 and 1999, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

At December 31, 2001, the Company had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in all three of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years. The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

The Company is named as a defendant in various other lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits, taken in aggregate should not have a material adverse effect on the Company's consolidated financial position.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits.

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed per SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as a cash flow hedge, fair value hedge, or a hedge of a net investment in a foreign operation, based upon the exposure being hedged.

The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For the year ended December 31, 2001, the net effect on earnings of accounting for the net changes in fair value of the following undesignated derivatives under SFAS No. 133 compared with prior rules was not significant.

The Company enters into interest rate swaps, caps and floors to manage the Company's interest rate risk and options and futures to manage equity-based risk. The values of derivative financial instruments are based on market values, dealer quotes or pricing models.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. No interest rate swaps or floors were outstanding as of December 31, 2001. The interest rate caps expire by January 2003. The fair value of the interest rate caps is included in Other assets. Changes in the value of the interest rate caps are included in Other insurance and operating expenses.

A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. The Company writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term. The Company views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels.

The annuity products contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS No. 133. As a result of fluctuations in equity markets, and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by the Company related to the annuity product will positively or negatively impact reported earnings.

The purchased and written options are carried at fair value and included in Other assets and Other liabilities, respectively. The fair value of the embedded options are included in Future policy benefits for fixed annuities. The changes in fair value of the options are recognized in Other insurance and operating expenses and the embedded derivatives are recognized in Interest credited on universal life-type insurance and investment contracts. The purchased and written options expire on various dates from 2002 to 2008.

The Company also purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchanged traded, exposing the Company to no counterparty risk. The futures contracts mature within four months.

Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. There are no index options outstanding as of December 31, 2001 related to this strategy.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                  2001                         2000
                                                                       Carrying         Fair         Carrying        Fair
Financial Assets                                                         value          value          value         value
Fixed maturities:
   Held-to-maturity securities                                       $        --   $        --    $ 6,463,613   $ 6,471,798
   Available-for-sale securities                                      20,157,137    20,157,137     12,399,990    12,399,990
Common stocks                                                              1,704         1,704         10,333        10,333
Mortgage loans on real estate                                          3,680,394     3,845,950      3,738,091     3,821,825
Cash and cash equivalents                                              1,150,251     1,150,251        316,974       316,974
Other securities                                                          75,721        75,721          1,130         1,130
Derivative financial instruments                                          34,477        34,477         50,387        60,615
Separate account assets                                               27,333,697    27,333,697     32,349,347    32,349,347
                                                                      ----------    ----------     ----------    ----------
Financial Liabilities
Future policy benefits for fixed annuities                           $18,139,462   $17,671,777    $18,020,824   $17,479,187
Derivative financial instruments                                           2,506         2,506          3,098         6,069
Separate account liabilities                                          24,280,092    23,716,854     28,791,949    27,822,667
                                                                      ----------    ----------     ----------    ----------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,368,254 and $1,300,018, respectively, and policy loans of $84,557 and $96,603, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $3,053,605 and $3,557,398, respectively.

[AMERICAN EXPRESS LOGO]

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 862-7919


                                                                 S-6202 C (5/02)

                                     PART II

                          UNDERTAKINGS TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission hereto or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

The By-Laws of IDS Life Insurance Company provide that:

     The Corporation shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a Manager of Variable Annuity Funds A and B, director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a Manager of Variable Annuity Funds A and B, director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such Manager of Variable Annuity Funds A and B, director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

 REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                   CONTENTS OF POST EFFECTIVE AMENDMENT NO. 8
                     TO REGISTRATION STATEMENT NO. 33-62457

This  Post-Effective   Amendment  No.  8  comprises  the  following  papers  and
documents:

         The facing sheet.

         The  American  Express  Variable   Second-To-Die   Life   Insurance(SM)
         prospectus consisting of 116 pages.

         The American Express Succession Select Variable Life Insurance(SM) prospectus consisting of 119 pages.

         The undertakings to file reports.

         The signatures.

         The following exhibits:

1.       A.    Copies of all exhibits  required by  paragraph A of  instructions for Exhibits in Form N-8B-2 to the Registration Statement.

               (1)   (a)    Resolution  of Board  of  Directors  of IDS  Life
                            Insurance Company establishing the Trust, adopted May 9, 1985.*

                     (b) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985.*

                     (c) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted August 5, 1994.**

               (2)   Not applicable.

               (3)   (a)   Not applicable.

                     (b)   (1)      Form of Division Vice President's Employment
                                    Agreement dated November 1991.*

                           (2) Form of District Manager's Rider to IDS Life Insurance Company, Personal Financial Planner's Agreement dated November 1986.*

                           (3) Form of Personal Financial Planner's Agreement dated November 1986.*

                     (c)   (1)      Schedules  of   Sales  Commissions  filed
                                    electronically herewith as Exhibit 3(c)(1) to Registrant's Post-Effective Amendment
                                    No. 6 is incorporated herein by reference.

               (4)   Not applicable.

               (5)   (a)   Flexible  Premium  Survivorship  Variable Life
                           Insurance  Policy(V2D).**

                     (b) Flexible Premium Survivorship Variable Life Insurance Policy (SUCS) filed electronically herewith as Exhibit 5(b) to Registrant's Post-Effective Amendment No. 6 is incorporated herein by reference.

               (6)   (a)   Certificate of Incorporation of IDS Life Insurance
                           Company, dated July 23, 1957.*

                     (b)   Amended By-Laws of IDS Life Insurance Company.*

               (7)   Not applicable.

               8.1 Form of Investment Management and Services Agreement dated December 17, 1985, between IDS Life and IDS Life Series Fund, Inc.*

               8.2 Form of Investment Advisory Agreement dated July 11, 1984, between IDS Life and IDS Financial Services Inc. relating to the Variable Account.*

               8.3       Addendum  to   Investment   Management   and   Services
                         Agreement.**

               8.4       Addendum to Investment Advisory Agreement.**

               8.5(a) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4,1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

               8.5(b) Copy of Participation Agreement By and Among AIM Variable Insurance Funds, Inc., A I M Distributors,
                         Inc., and IDS Life Insurance Company, on Behalf of Itself and Its Separate Accounts, dated Oct. 7, 1996, filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

               8.5(c) Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

               8.6(a) Copy of Participation Agreement By and Among Calvert Variable Series, Inc. and Calvert Asset Management
                         Co. and Calvert Distributors Inc. and IDS Life Insurance Company, dated April 14, 2000, filed as
                         Exhibit 8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

               8.6(b)    Copy  of   Amendment   dated   January  1,  2002  to
                         Participation Agreement By and Among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company, dated April 14, 2000 filed electronically as
                         Exhibit 8.3(b) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

               8.7(a) Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as
                         Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

               8.7(b) Copy of Amendment No.1 dated April 30, 1999 to Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. and Counselors Securities Inc., filed electronically as Exhibit 8.6(b) to Pre-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference


               8.7(c)    Copy  of  Amendment   dated  December  10,  2001  to
                         Participation Agreement between IDS Life Insurance Company and Credit Suisse Warburg Pincus Trust, Credit Suisse Asset Management, Inc. and Credit Suisse Asset Management Securities, Inc. dated March 1, 1996 filed electronically as Exhibit 8.42(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

               8.8(a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

               8.8(b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

               8.8(c) Copy of Amendment No. 1 dated April 30, 2001 to Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.6(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

               8.8(d) Copy of Amendment No. 1 dated April 30, 2001 to Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.6(d) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

               8.8(e)    Copy of  Amendment  No.  2  dated  June  29,  2001 to
                         Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.6(e) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

               8.8(f)    Copy of  Amendment  No.  2  dated  June  29,  2001 to
                         Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.6(f) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

               8.8(g) Copy of Amendment No. 3 dated February 27, 2002 to Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.6(g) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

               8.8(h) Copy of Amendment No. 3 dated February 27, 2002 to Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.6(h) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

               8.9       Copy of  Participation  Agreement  between  IDS  Life
                         Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc., dated March 1, 1996, filed electronically as
                         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

               8.10(a)   Copy  of  Participation   Agreement  By  and  Between
                         Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.3 to Post-Effective Amendment No.3 to Registration Statement No. 333-79311 is incorporated herein by reference.


               8.10(b) Copy of Amendment to Participation Agreement dated July 27, 2001 by and among Janus Aspen Series and IDS Life Insurance Company dated April 21, 2000 filed electronically as Exhibit 8.10(b) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

               8.10(c) Copy of Amendment to Participation Agreement dated February 13, 2002 by and among Janus Aspen Series and IDS Life Insurance Company dated April 21, 2000 filed electronically as Exhibit 8.10(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

               8.11 Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

               8.12 Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Asset Management, and Lazard Retirement Series, Inc., dated Sept. 1, 1999, filed as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

               8.12(a) Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed as Exhibit 8.12 to Post-Effective
                         Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

               8.12(b)   Copy  of   Amendment   dated   June  29,   2001  to
                         Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and IDS Life Insurance Company dated March 1, 2000 filed electronically as Exhibit 8.12(b) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

               8.12(c) Copy of Amendment dated February 13, 2002 to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and IDS Life Insurance Company dated March 1, 2000 filed electronically as Exhibit 8.12(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

               8.13(a) Copy of Participation Agreement Between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.


               8.13(b) Copy of Amendment 1 dated April 30, 1999 to Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., filed electronically as Exhibit 8.4(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about August 10, 1999 is incorporated herein by reference.

               8.13(c) Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996 filed electronically as Exhibit 1.A. 8(o) to Post-Effective Amendment No. 7 to Registration Statement No. 33-62457 is incorporated herein by reference.

               8.13(d) Copy of Amendment 2 dated February 27, 2002 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and IDS Life Insurance Company dated October 7, 1996 filed electronically as
                         Exhibit 8.14(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.


               8.14 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and IDS Life Insurance Company, dated September 1, 1999, filed as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

               8.15 Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company dated August 30, 1999 as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

               (9)   None.

              (10) Application form for the Flexible Premium Survivorship Variable Life Insurance Policy.**

              (11) IDS Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as
                     Exhibit 1.A. (11) to Registrant's Post-Effective Amendment No. 6 filed on or about February 28, 2001.

         B.    (1)   Not applicable.

               (2)   Not applicable.

         C.    Not applicable.

2.       Opinion of counsel is filed electronically herewith.

3.       Not applicable.

4.       Not applicable.

5.       Not applicable.

6.       Actuarial opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President
         - Insurance Product Development is filed electronically herewith.

7. Written actuarial consent of Mark Gorham, F.S.A., M.A.A.A., Vice President - Insurance Product Development is filed electronically herewith.

8.1 Written consent of Ernst & Young LLP for American Express Variable Second-To-Die Life Insurance is filed electronically herewith.

8.2 Written consent of Ernst & Young LLP for American Express Succession Select Variable Life Insurance is filed electronically herewith.

9. Power of Attorney dated April 9, 2002 is filed electronically herewith.

* Filed as an Exhibit to the original Registration Statement to form S-6 and is herein incorporated by reference.
** Filed as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File No. 33-62457 and is herein by reference.
*** Filed as an Exhibit to Registrant's Form S-6, Post-Effective Amendment No. 3, File No. 33-62457 and is herein incorporated by reference.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in this City of Minneapolis, and State of Minnesota on the 29th day of April, 2002.


                       IDS Life Variable Separate Account
                                  (Registrant)

                          By IDS Life Insurance Company
                                    (Sponsor)

                  By /s/      Timothy V. Bechtold*
                     ---------------------------------
                              Timothy V. Bechtold
                              Director and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following Officers and Directors of IDS Life Insurance Company in the capacities indicated on the 29th day of April, 2002:

Signature                                     Title

/s/      Gumer C. Alvero*                  Director and Executive
-------------------------------            Vice President - Annuities
         Gumer C. Alvero

/s/      Timothy V. Bechtold*              Director and President
-------------------------------
         Timothy V. Bechtold

/s/      Barry J. Murphy*                  Director
-------------------------------
         Barry J. Murphy

/s/      Teresa J. Rasmussen*              Vice President and General Counsel
-------------------------------
         Teresa J. Rasmussen

/s/      Stephen W. Roszell*               Director
-------------------------------
         Stephen W. Roszell

/s/      John T. Sweeny*                   Director and Executive
-------------------------------            Vice President - Finance
         John T. Sweeny

/s/      Philip C. Wentzel*                Vice President and
-------------------------------            Controller
         Philip C. Wentzel

/s/      David L. Yowan*                   Vice President, Treasurer
-------------------------------            and Assistant Secretary
         David L. Yowan


* Signed pursuant to Power of Attorney dated April 9, 2002 is filed electronically herewith.


By:


/s/ Mary Ellyn Minenko
-------------------------------
    Mary Ellyn Minenko
    Counsel